As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-05518
Investment Company Act file number

The RBB FUND, INC.
 (Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
 (Address of principal executive offices) (Zip code)

Salvatore Faia, President
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-5145
Registrant's telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2017

Item 1. Reports to Stockholders.

Abbey Capital Futures Strategy Fund

of

THE RBB FUND, INC.

Semi-Annual Report

February 28, 2017
(Unaudited)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

Abbey Capital Futures Strategy Fund

Semi-Annual Investment Adviser’s Report
February 28, 2017
(Unaudited)

Dear Shareholder,

The Abbey Capital Futures Strategy Fund (the “Fund”) Class I Shares returned -1.10% net of fees for the six-month period ended February 28, 2017, outperforming the Barclay CTA Index, which returned -1.91%*. The period of negative performance coincided with several reversals in energy and bond markets, outweighing gains generated from strong trends in equities. The presence of reversals and range trading ultimately hampered the Fund’s core allocation to trendfollowing systems, through its investment in Abbey Capital Offshore Fund Limited (the “ACOF”), a wholly-owned subsidiary of the Fund. The Fund invests up to 25% of its assets into the ACOF.

*	Please note the above is shown for illustrative purposes only.

	Year 2016	2017 YTD	Mar. 1, 2016 to Feb. 28, 2017	Sept. 1, 2016 to Feb 28, 2017	Annualized Since Inception on July 1, 2014 to Feb. 28, 2017
Class I Shares	-3.81%	0.43%	-7.31%	-1.10%	6.86%
Class A Shares**	-4.06%	0.43%	-7.55%	-1.19%	6.61%
Class A Shares** (max load)	-9.60%	-5.37%	-12.88%	-6.89%	4.26%
Class C Shares***	-4.72%	0.26%	-8.27%	-1.54%	5.83%
BofA Merrill Lynch 3-Month T-Bill Index****	0.33%	0.09%	0.39%	0.22%	0.18%
S&P 500® Total Return Index****	11.96%	5.94%	24.98%	10.01%	9.57%
Barclay CTA Index****	-1.22%	-0.31%	-4.22%	-1.91%	1.39%

Performance quoted is past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. Visit www.abbeycapital.com for returns updated daily. Call (US Toll Free) 1-844-261-6484 or (international callers) + 1-508-871-3276 for returns current to the most recent month-end.

**
Class A Shares performance prior to its inception on August 29, 2014 is the performance of Class I Shares, adjusted for the Class A Shares expense ratio. There is a maximum sales charge (load) imposed on purchases (as a percentage of offering price) of 5.75% in Class A Shares.

***	Class C Shares performance prior to its inception on October 6, 2015 is the performance of Class I Shares, adjusted for the Class C Shares expense ratio.

****	Source is Bloomberg.

The Barclay CTA Index is derived from data which is self-reported by investment managers based on the performance of privately managed funds. In contrast, the S&P 500® Total Return Index and the Bank of America Merrill Lynch 3-Month T-Bill Index are comprised of publicly traded securities. As a result of these differences these indices may not be directly comparable and the above is shown for illustrative purposes only.

For the fiscal year ended August 31, 2016, the Net Expense Ratios were 2.01%, 2.26% and 3.01% for Class I Shares, Class A Shares and Class C Shares, respectively. Gross annual expense ratios were 2.17%, 2.42% and 3.17% for Class I Shares, Class A Shares and Class C Shares, respectively.

Effective as of February 28, 2017, Abbey Capital Limited, which is the appointed Investment Adviser of the Fund (the “Adviser”) has contractually agreed to lower its investment advisory fee to 1.77% of the Fund’s average daily net assets. Total Annual Fund Operating Expenses after fee waiver are as stated in the most recent prospectus and are applicable to investors. The Fund’s Net Expense Ratios are 1.81% for Class I Shares, 2.06% for Class A Shares and 2.81% for Class C Shares, net of the Fee Waiver (defined below). The gross expenses are 1.97% for Class I Shares, 2.22% for Class A Shares and 2.97% for Class C Shares. The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses through April 30, 2018, to limit Total Annual Fund Operating Expenses (excluding “Excluded Items” below) to 1.79%, 2.04% and 2.79% for Class I Shares, Class A Shares and Class C Shares, respectively (the “Fee Waiver”). The following are not included in the Fee Waiver: acquired fund fees and expenses, brokerage commissions, extraordinary

1

Abbey Capital Futures Strategy Fund

Semi-Annual Investment Adviser’s Report (Continued)
February 28, 2017
(Unaudited)

items, interest or taxes (“Excluded Items”). In addition, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made by the Adviser, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

Please refer to the prospectus for further information on expenses and fees.

Market Commentary

Financial markets were focused on the lead up to and the outcome of the U.S. presidential election over the six-month period, while investor attention also remained on U.S. monetary policy.

U.S. equities, the USD and Treasury yields rallied over the period amid strong gains for risk assets that were sparked by Donald Trump’s victory in the U.S. presidential election. Trump’s promises of large-scale infrastructure spending, tax reform and deregulation were key drivers of the equity rally, while generally positive data and corporate earnings releases provided further impetus. Evidence of rising inflation and an improving global economic outlook also boosted investor optimism, providing strong support to U.S. Treasury yields. The decision by the Federal Reserve (the “Fed”) to raise rates in December was widely expected, however the outcome was seen as quite hawkish as policymakers raised their expectations for rate increases in 2017 and Fed Chair Yellen indicated the impact of potential fiscal stimulus had not been fully factored into forecasts. USD strength witnessed some consolidation in January, before resuming its uptrend in February as expectations grew for a further rate hike in March.

In the eurozone, the European Central Bank agreed to extend its bond-purchasing program through to the end of 2017, helping the region’s equity markets to shrug off the defeat of the reform proposals in the Italian referendum and the bailout of Monte dei Paschi di Siena. Rising political risk in Europe was a dominant theme later in the period, as investors focused on a pick-up in support for French presidential candidate Marine Le Pen. The leader of Front National signalled her intent to withdraw from the euro and to hold a referendum on EU membership should she be elected. The concerns saw the spread between German and French 10-year government yields widen to more than a four-year high.

Expectations for greater U.S. fiscal spending also impacted commodity markets, with copper prices rallying close to 30% over the period on strong demand forecasts. Elsewhere, the decision by OPEC and non-OPEC members to cut production levels ultimately provided support to oil prices, although gains were held back by evidence of rising US output. The increase in global bond yields saw gold prices decline, while in agricultural commodities, the most notable move was a slump in cocoa prices; evidence of improved growing conditions, particularly in West Africa, saw futures prices remain firmly in a downtrend during the period.

Performance Attribution

Negative performance for the ACOF was driven by losses in energy, bonds and grains. Within energy markets, fluctuating price action saw positions being whipsawed several times, with the ACOF’s Diversified Trendfollowing (“Trendfollowing”) managers (managers are also known as “Trading Advisors”) suffering the largest of losses. In bonds, Trendfollowing Trading Advisors were the only trading style to incur losses, primarily due to long exposure to German and Canadian government 10-year contracts. Some offsetting gains were generated in equities by Trendfollowing Trading Advisors, who captured the strong rally in U.S. and European markets; long exposure to the NASDAQ 100, CAC 40, Dow Jones and DAX 30 were the top-performing trades. Further positive performance by the ACOF was also seen in base metals, due to predominantly long positions in aluminium, copper and zinc. The ACOF’s Global Macro and Value Trading Advisors performed positively in major currencies, with both trading styles benefiting from long USD exposure versus the JPY and EUR; Value Trading Advisors also generated good gains from a long AUD/USD position.

2

Abbey Capital Futures Strategy Fund

Semi-Annual Investment Adviser’s Report (Concluded)
February 28, 2017
(Unaudited)

Portfolio Allocations*

Sub-Advisor	Program	Trading Style	Allocation Date
Cantab Capital Partners, LLP	CCP Core Macro Fund	Diversified Trendfollowing	July 02, 2014
Altis Partners (Jersey) Limited	Altis Emerald	Diversified Trendfollowing	July 10, 2014
P/E Global, LLC	P/E Emerald	Global Macro	July 14, 2014
Harmonic Capital Partners LLP	Harmonic Emerald	Value	July 17, 2014
Revolution Capital Management, LLC	Revolution Emerald	Diversified Trendfollowing	July 02, 2014
Eclipse Capital Management, Inc.	Eclipse Emerald	Diversified Trendfollowing	July 14, 2014
Graham Capital Management L.P.	Tactical Trend	Diversified Trendfollowing	July 02, 2014
Trigon Investment Advisors, LLC	Trigon Emerald	Global Macro	July 02, 2014
Conquest Capital, LLC	Conquest Emerald Futures Program	Global Macro	October 28, 2015
Aspect Capital Limited	Core Diversified Program	Diversified Trendfollowing	February 21, 2017

*
Trading Advisors appointed to the ACOF have been classified in accordance with the Trading Style that best describes each of their primary trading strategies as determined by the Investment Adviser to the Fund.

Key to Currency Abbreviations
EUR	Euro
USD	US Dollar
JPY	Japanese Yen
AUD	Australian Dollar

An investment in the Abbey Capital Futures Strategy Fund is speculative and involves substantial risk. It is possible that an investor may lose some or all of their investment. The Fund may invest approximately 25% of its total assets in the Abbey Capital Offshore Fund Limited, which is a wholly-owned subsidiary of the Fund, that invests in managed futures and foreign exchange. All investments in securities involve risk of the loss of capital. An investment in the Fund includes the risks inherent in an investment in securities, as well as specific risks associated with this open-ended investment product. Among the risks associated with investing in this Fund are Commodity Sector Risk, Counter-Party Risk, Credit Risk, Currency Risk, Manager and Management Risks, Subsidiary Risk, Tax Risk, Emerging Markets Risk, Leveraging Risk, Foreign Investment Risk, Fixed Income Securities Risks, Short Sale Risk and Portfolio Turnover Risks. The Fund may invest in or utilize derivative investments, futures contracts, and hedging strategies. One or more Trading Advisors, from time to time, may invest a substantial portion of the assets managed in a specific industry sector. As a result, the Fund’s investment portfolio may be subject to greater risk and volatility than if investments had been made in the securities of a broader range of issuers. There can be no assurance that the Fund’s strategy (hedging or otherwise) will be successful or that it will employ such strategies with respect to all or any portion of its portfolio. The value of the Fund’s portfolio investments should be expected to fluctuate. Investing in managed futures is not suitable for all investors given its speculative nature and the high level of risk involved. The Fund is appropriate only for investors who can bear the risks associated with the product. This brief statement cannot disclose all of the risks and other factors necessary to evaluate a participation in the Fund. Investors are urged to take appropriate investment advice and to carefully consider their investment objectives, personal situation, and factors such as net worth, income, age, risk tolerance and liquidity needs before investing in the Fund. Before investing, investors should carefully consider the Fund’s investment objectives, risks, tax considerations, sales charges and expenses.

Fund holdings and sector allocations are subject to change and should not be considered recommendations to buy or sell any security. Please refer to the Schedule of Investments in this report for a complete list of fund holdings.

3

Abbey Capital Futures Strategy Fund

Performance Data
(Unaudited)

Average Annual Total Returns for the Periods Ended February 28, 2017
	Six Months†	One Year	Since Inception††
Abbey Capital Futures Strategy Fund, Class A Shares (without sales charge) (Pro forma July 1, 2014 to August 29, 2014)	-1.19%	-7.55%	6.61%*
Abbey Capital Futures Strategy Fund, Class A Shares (with sales charge) (Pro forma July 1, 2014 to August 29, 2014)	-6.89%	-12.88%	4.26%*
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.22%	0.39%	0.18%**
S&P 500® Total Return Index	10.01%	24.98%	9.57%**
Barclay CTA Index	-1.91%	-4.22%	1.39%**

Abbey Capital Futures Strategy Fund, Class C Shares (Pro forma July 1, 2014 to October 6, 2015)	-1.54%	-8.27%	5.83%***
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.22%	0.39%	0.18%**
S&P 500® Total Return Index	10.01%	24.98%	9.57%**
Barclay CTA Index	-1.91%	-4.22%	1.39%**

†	Not annualized.

††	Inception dates of Class A Shares and Class C Shares of the Fund were August 29, 2014 and October 6, 2015, respectively.

*	Class A Shares performance prior to its inception on August 29, 2014 is the performance of Class I Shares, adjusted for the Class A Shares expense ratio.

**
Performance is from the inception date of the Fund and is not the inception date of the index itself. The above is shown for illustrative purposes only the Fund is not benchmarked against any of the indices referenced.

***	Class C Shares performance prior to its inception on October 6, 2015 is the performance of Class I Shares, adjusted for the Class C Shares expense ratio.

The Fund charges a 5.75% maximum sales charge on purchases (as a percentage of offering price) of Class A Shares. The performance quoted reflects fee waivers in effect and would have been less in their absence. The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 2.04% and 2.79% of the Fund’s average daily net assets attributable to Class A Shares and Class C Shares, respectively. Without the limitation arrangement, the gross expense ratios are 2.22% for Class A Shares and 2.97% for Class C Shares, as stated in the current prospectus (and which may differ from the actual expense ratios for the period covered by this report). This contractual limitation is in effect until April 30, 2018 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Please see pages 26 and 28 for current figures.

4

Abbey Capital Futures Strategy Fund

Performance Data (Continued)
(Unaudited)

Average Annual Total Returns for the Periods Ended February 28, 2017
	Six Months†	One Year	Since Inception††
Abbey Capital Futures Strategy Fund, Class I Shares	-1.10%	-7.31%	6.86%
BofA Merrill Lynch 3-Month U.S. Treasury Bill Index	0.22%	0.39%	0.18%*
S&P 500® Total Return Index	10.01%	24.98%	9.57%*
Barclay CTA Index	-1.91%	-4.22%	1.39%*

†	Not annualized.

††	Inception date of Class I Shares of the Fund was July 1, 2014.

*	Benchmark performance is from the inception date of Class I Shares only and is not the inception date of the benchmark itself.

The Barclay CTA Index is derived from data which is self-reported by investment managers based on the performance of privately managed funds. In contrast, the S&P 500® Total Return Index and the BofA Merrill Lynch 3-Month U.S. Treasury Bill Index are comprised of publicly traded securities. As a result of these differences, these indices may not be directly comparable, are not available for direct investment and the above is shown for illustrative purposes only.

Performance quoted is past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted. Visit www.abbeycapital.com for returns updated daily. Call (US Toll Free) 1-844-261-6484 or (international callers) + 1-508-871-3276 for returns current to the most recent month-end.

The performance quoted reflects fee waivers in effect and would have been less in their absence. The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.79% of the Fund’s average daily net assets attributable to Class I Shares. Without the limitation arrangement, the gross expense ratio is 1.97% for Class I Shares, as stated in the current prospectus (and which may differ from the actual expense ratios for the period covered by this report). This contractual limitation is in effect until April 30, 2018 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc. Please see page 27 for current figures.

An investment in the Fund is speculative and involves substantial risk. The Fund is not suitable for all investors. It is possible that an investor may lose some or all of their investment. The Fund invests in long and short positions in futures, forwards, spot contracts, swaps, and options, each of which may be tied to commodities, financial indices and instruments, foreign currencies, or equity indices. The Fund also invests in investment grade fixed income securities of all durations and maturities. The Fund may be more volatile than investments in traditional securities. Losses on futures and other derivatives can be caused by unanticipated market movements and may be potentially unlimited. Commodities, currencies, foreign investments, and interest rate-linked instruments each entail special risks. The Fund is non-diversified; therefore gains or losses on a single holding may have a relatively great impact on the Fund. A more complete description of the Fund’s risks can be found in its prospectus, which should read carefully before investing.

5

Abbey Capital Futures Strategy Fund

Performance Data (Concluded)
(Unaudited)

The S&P 500® Total Return Index

The S&P 500® Total Return Index is the total return version of the S&P 500® Index. Dividends are reinvested on a daily basis and all regular cash dividends are assumed reinvested in the index on the ex-dividend date.

S&P 500® Index

The S&P 500® Index is a market-capitalization-weighted index of 500 US stocks chosen for market size, liquidity and industry grouping, among other factors. The S&P 500® Index is designed to be a leading indicator of U.S. equities and is meant to reflect the risk/return characteristics of the large cap universe. The S&P 500® Index was first introduced on the 1st of January, 1923, though expanded to 500 stocks on March 4, 1957.

Dow Jones Industrial Average

The Dow Jones Industrial Average (DJIA) is a price-weighted average of 30 significant stocks traded on the New York Stock Exchange (NYSE) and the NASDAQ. The DJIA was first created by Charles Dow in 1896.

Nasdaq 100 Index

Launched in January 1985, the Nasdaq-100 Index includes 100 of the largest US domestic and international non-financial companies listed on the Nasdaq stock market. The Nasdaq-100 Index is calculated under a modified capitalization-weighted methodology. The index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology. It does not contain securities of financial companies including investment companies.

DAX 30 Index

The DAX 30 Index consists of the 30 largest German blue-chip companies trading on the Frankfurt Stock Exchange, in terms market capitalization. Although small in numbers, the DAX represents approximately 80% of the stock exchange’s value, and is appropriately diversified.

CAC 40 Index

The CAC 40 index is a benchmark French stock market index. The index represents a capitalization-weighted measure of the 40 most significant values among the 100 highest market caps on the Euronext Paris (formerly the Paris Bourse).

Barclay CTA Index

The Barclay CTA Index is a leading industry benchmark of representative performance of commodity trading advisors. There are currently 522 programs included in the calculation of the Barclay CTA Index for 2017. The Index is equally weighted and rebalanced at the beginning of each year.

BofA Merrill Lynch 3-Month U.S. Treasury Bill Index

The BofA Merrill Lynch 3-Month U.S. Treasury Bill Index is an unmanaged market index of U.S. Treasury securities maturing in 90 days that assumes reinvestment of all income.

Portfolio composition is subject to change. It is not possible to invest directly in an index.

6

Abbey Capital Futures Strategy Fund

Fund Expense Examples
February 28, 2017
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, (if any) and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2016 through February 28, 2017, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on purchase payments (if any). Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Class A Shares
	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period
Actual*	$1,000.00	$ 988.10	$11.04
Hypothetical (5% return before expenses)	1,000.00	1,013.69	11.18

	Class I Shares
	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period
Actual**	$1,000.00	$ 989.00	$ 9.81
Hypothetical (5% return before expenses)	1,000.00	1,014.93	9.94

7

Abbey Capital Futures Strategy Fund

Fund Expense Examples (Concluded)
(Unaudited)

	Class C Shares
	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period
Actual***	$1,000.00	$ 984.60	$14.71
Hypothetical (5% return before expenses)	1,000.00	1,009.97	14.90

*
Expenses equal to an annualized expense ratio for the period September 1, 2016 to February 28, 2017 of 2.24% for the Class A Shares of the Fund, which includes waived fees or reimbursed expenses (including interest expense), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) then divided by 365 days to reflect the one-half year period. The Fund’s ending account value on the first line in the table is based on the actual six-month return for the Class A Shares of the Fund of (1.19%).

**
Expenses equal to an annualized expense ratio for the period September 1, 2016 to February 28, 2017 of 1.99% for the Class I Shares of the Fund, which includes waived fees or reimbursed expenses (including interest expense), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) then divided by 365 days to reflect the one-half year period. The Fund’s ending account value on the first line in the table is based on the actual six-month return for the Class I Shares of the Fund of (1.10%).

***
Expenses equal to an annualized expense ratio for the period September 1, 2016 to February 28, 2017 of 2.99% for the Class C Shares of the Fund, which includes waived fees or reimbursed expenses (including interest expense), multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181) then divided by 365 days to reflect the one-half year period. The Fund’s ending account value on the first line in the table is based on the actual six-month return for the Class C Shares of the Fund of (1.54%).

8

Abbey Capital Futures Strategy Fund

Consolidated Portfolio Holdings Summary Table
February 28, 2017
(Unaudited)

The following table presents a consolidated summary of the portfolio holdings of the Fund at February 28, 2017.

Security Type	% of Net Assets	Value
SHORT-TERM INVESTMENTS:
U.S. Treasury Obligations	82.5%	$690,938,182
PURCHASED OPTIONS	0.3	2,284,352
OTHER ASSETS IN EXCESS OF LIABILITIES
(including futures, forward foreign currency contracts and written options)	17.2	143,782,903
NET ASSETS	100.0%	$837,005,437

Portfolio holdings are subject to change at any time.

Refer to the Consolidated Portfolio of Investments for a detailed listing of the Fund’s holdings.

The accompanying notes are an integral part of the financial statements.
9

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments
February 28, 2017
(Unaudited)

	Coupon*	Maturity Date	Par (000’s)	Value
Short-Term Investments — 82.5%
U.s. Treasury Obligations — 82.5%
U.S. Treasury Bills	0.504%	03/09/17	$6,365	$6,364,414
U.S. Treasury Bills	0.385%	03/16/17	50,901	50,892,652
U.S. Treasury Bills	0.398%	04/06/17	25,647	25,636,511
U.S. Treasury Bills	0.436%	04/13/17	5,952	5,948,774
U.S. Treasury Bills	0.445%	04/20/17	8,201	8,195,563
U.S. Treasury Bills	0.494%	04/27/17	2,294	2,292,257
U.S. Treasury Bills	0.516%	05/04/17	3,633	3,629,901
U.S. Treasury Bills	0.584%	05/25/17	98,239	98,122,489
U.S. Treasury Bills	0.609%	06/01/17	56,356	56,282,173
U.S. Treasury Bills	0.611%	06/08/17	74,252	74,151,165
U.S. Treasury Bills	0.593%	06/22/17	25,324	25,283,051
U.S. Treasury Bills	0.588%	06/29/17	65,727	65,615,264
U.S. Treasury Bills	0.562%	07/06/17	11,452	11,430,482
U.S. Treasury Bills	0.592%	07/13/17	19,870	19,827,755
U.S. Treasury Bills	0.603%	07/20/17	6,546	6,530,938
U.S. Treasury Bills	0.614%	07/27/17	86,048	85,836,666
U.S. Treasury Bills	0.610%	08/03/17	70,077	69,893,679
U.S. Treasury Bills	0.641%	08/10/17	32,125	32,033,926
U.S. Treasury Bills	0.633%	08/17/17	43,099	42,970,522
				690,938,182
TOTAL SHORT-TERM INVESTMENTS
(Cost $690,865,693)				690,938,182
Total Purchased Options — 0.3%**
(Cost $1,263,198)				2,284,352
Total Investments — 82.8%
(Cost $692,128,891)				693,222,534

Other Assets in Excess of Liabilities — 17.2%				143,782,903
Net Assets — 100.0%				$837,005,437

*	Short-term investments reflect the annualized effective yield on the date of purchase for discounted investments.
**	See page 20 for detailed information regarding the Purchased Options.

The accompanying notes are an integral part of the financial statements.

10

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)
February 28, 2017
(Unaudited)

Futures contracts outstanding as of February 28, 2017 were as follows:

Long Contracts	Expiration Date	Number of Contracts	Notional Cost	Unrealized Appreciation (Depreciation)
30-DAY Interbank Futures	May-17	1,504	$277,288,244	$(26,772)
3-Month Euro Euribor	Sep-17	287	77,512,523	(4,714)
3-Month Euro Euribor	Dec-18	814	217,139,450	50,613
3-Month Euro Euribor	Mar-19	1	264,405	26
3-Month Euro Euribor	Jun-19	1	264,299	40
3-Month Euro Euribor	Sep-19	1	264,180	53
90-DAY Bank Bill	Mar-17	3	224,076	(225)
90-DAY Bank Bill	Jun-17	918	68,107,224	40,755
90-DAY Bank Bill	Sep-17	13	979,382	(169)
90-DAY Bank Bill	Dec-17	22	1,657,139	281
90-DAY Bank Bill	Jun-18	1	75,114	19
90-DAY Eurodollar Futures	Mar-19	11	2,693,613	(263)
90-DAY Eurodollar Futures	Jun-19	15	3,668,625	1,500
90-DAY Eurodollar Futures	Sep-19	25	6,110,588	2,225
90-DAY Eurodollar Futures	Dec-19	18	4,395,538	2,088
90-DAY Eurodollar Futures	Mar-20	20	4,882,388	1,613
90-DAY Eurodollar Futures	Jun-20	19	4,635,213	2,450
90-DAY Eurodollar Futures	Sep-20	19	4,632,238	3,525
90-DAY Sterling Futures	Jun-17	53	8,221,667	1,552
90-DAY Sterling Futures	Sep-17	545	84,815,814	50,744
90-DAY Sterling Futures	Dec-17	163	25,304,424	11,478
90-DAY Sterling Futures	Mar-18	140	21,678,262	9,014
90-DAY Sterling Futures	Jun-18	320	49,507,567	11,328
90-DAY Sterling Futures	Sep-18	160	24,770,935	15,498
90-DAY Sterling Futures	Dec-18	163	25,217,050	18,041
90-DAY Sterling Futures	Mar-19	20	3,097,368	3,583
90-DAY Sterling Futures	Jun-19	17	2,631,207	3,226
90-DAY Sterling Futures	Sep-19	6	927,794	1,520
90-DAY Sterling Futures	Dec-19	1	154,871	264
Amsterdam Index Futures	Mar-17	90	9,445,640	1,695
AUD/CAD Futures	Mar-17	34	5,175,924	97,576
AUD/JPY Futures	Mar-17	17	2,575,817	(10,219)
AUD/USD Currency Futures	Mar-17	223	16,984,620	110,560
Bank Acceptance Futures	Mar-18	1	184,301	(94)
Bank Acceptance Futures	Jun-18	1	188,193	113
Brent Crude Futures	May-17	118	6,632,790	35,390
Brent Crude Futures	Jun-17	2	114,010	(330)
Brent Crude Futures	Jul-17	2	114,170	(150)
Brent Crude Futures	Aug-17	6	345,540	(2,940)
Brent Crude Futures	Sep-17	13	743,280	(850)
Brent Crude Futures	Oct-17	11	625,230	2,320
CAC40 10 Euro Futures	Mar-17	734	38,121,923	(340,513)
Canadian 10-Year Bond Futures	Jun-17	640	66,450,069	432,774
Canola Futures (Winnipeg Commodity Exchange)	May-17	18	146,677	(3,429)
Canola Futures (Winnipeg Commodity Exchange)	Jul-17	155	1,263,353	(26,115)
Canola Futures (Winnipeg Commodity Exchange)	Nov-17	31	235,963	(89)
Cattle Feeder Futures	Apr-17	3	187,800	(750)
Cattle Feeder Futures	May-17	3	187,100	(13)
Coffee Robusta Futures	May-17	14	315,120	(15,100)

The accompanying notes are an integral part of the financial statements.

11

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)
February 28, 2017
(Unaudited)

Long Contracts	Expiration Date	Number of Contracts	Notional Cost	Unrealized Appreciation (Depreciation)
Coffee Robusta Futures	Jul-17	67	$1,484,190	$(36,990)
Coffee Robusta Futures	Sep-17	18	391,960	(1,720)
Copper Futures	May-17	78	5,346,513	(54,213)
Copper Futures	Jul-17	21	1,405,088	26,325
Copper Futures	Sep-17	12	828,375	(7,575)
Corn Futures	May-17	176	3,294,775	(5,775)
Corn Futures	Jul-17	8	156,025	(3,625)
Corn Futures	Sep-17	25	488,638	(4,575)
Corn Futures	Dec-17	10	198,088	(1,213)
Cotton No.2 Futures	May-17	98	3,672,340	68,320
Cotton No.2 Futures	Jul-17	73	2,701,830	126,190
DAX Index Futures	Mar-17	155	47,950,535	784,009
DJIA Mini E-CBOT	Mar-17	564	57,957,145	718,595
Dollar Index	Mar-17	98	9,926,235	(15,593)
E-Mini Crude Oil	Apr-17	8	214,363	1,678
Euro BUXL 30-Year Bond Futures	Mar-17	3	560,546	(9,598)
Euro STOXX 50	Mar-17	612	21,257,250	230,441
Euro/CHF 3-Month Futures (Intercontinental Exchange)	Sep-17	7	1,746,758	149
Euro/CHF 3-Month Futures (Intercontinental Exchange)	Dec-17	14	3,514,623	199
Euro-Bobl Futures	Mar-17	2,494	355,321,576	932,220
Euro-Bobl Futures	Jun-17	8	1,124,533	(212)
Euro-Bund Futures	Mar-17	1,732	301,130,333	4,940,504
Euro-Bund Futures	Jun-17	3	517,252	191
Euro-Schatz Futures	Mar-17	470	56,261,809	163,545
Euro-Schatz Futures	Jun-17	13	1,549,045	(630)
FTSE 100 Index Futures	Mar-17	623	55,031,526	1,034,793
FTSE 250 Index Futures	Mar-17	99	4,430,238	148,377
FTSE/MIB Index Futures	Mar-17	21	2,133,696	(24,726)
Gasoline RBOB Futures	Apr-17	95	7,033,816	(133,510)
Gasoline RBOB Futures	Jun-17	6	456,326	(11,546)
Gasoline RBOB Futures	Jul-17	2	150,024	(2,134)
Gold 100 Oz Futures	Apr-17	174	21,664,960	152,900
Gold 100 Oz Futures	Jun-17	12	1,481,400	27,240
Gold 100 Oz Futures	Aug-17	13	1,613,330	24,930
Hang Seng Index Futures	Mar-17	367	56,832,492	(698,541)
H-Shares Index Futures	Mar-17	137	9,297,538	(199,900)
IBEX 35 Index Futures	Mar-17	75	7,596,813	7,305
JPN 10-Year Bond (Osaka Securities Exchange)	Mar-17	15	20,112,707	22,965
JPY E-Mini Futures	Mar-17	5	278,113	513
Kansas City Hard Red Winter Wheat Futures	May-17	2	48,575	(2,225)
Kansas City Hard Red Winter Wheat Futures	Sep-17	4	99,300	(1,500)
Lean Hogs Futures	Apr-17	27	757,000	(26,920)
Lean Hogs Futures	Jun-17	18	571,020	(12,120)
Lean Hogs Futures	Jul-17	23	726,390	(9,940)
Live Cattle Futures	Apr-17	19	889,550	6,680
Live Cattle Futures	Jun-17	18	771,800	2,560
Live Cattle Futures	Aug-17	28	1,134,690	12,470
London Mercantile Exchange Aluminum Forward	Apr-17	110	4,965,447	323,491
London Mercantile Exchange Aluminum Forward	May-17	74	3,370,178	191,072

The accompanying notes are an integral part of the financial statements.

12

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)
February 28, 2017
(Unaudited)

Long Contracts	Expiration Date	Number of Contracts	Notional Cost	Unrealized Appreciation (Depreciation)
London Mercantile Exchange Aluminum Forward	Jun-17	547	$25,777,023	$571,284
London Mercantile Exchange Copper Forward	Mar-17	766	109,760,590	4,469,161
London Mercantile Exchange Copper Forward	Apr-17	47	6,862,294	151,868
London Mercantile Exchange Copper Forward	May-17	9	1,338,538	5,500
London Mercantile Exchange Copper Forward	Jun-17	130	19,487,412	(63,787)
London Mercantile Exchange Lead Forward	Mar-17	3	230,936	(61,492)
London Mercantile Exchange Lead Forward	Apr-17	13	775,614	(42,333)
London Mercantile Exchange Lead Forward	May-17	7	419,150	(24,131)
London Mercantile Exchange Nickel Forward	Mar-17	2	239,591	(108,341)
London Mercantile Exchange Nickel Forward	Apr-17	18	1,214,653	(31,189)
London Mercantile Exchange Nickel Forward	May-17	9	593,700	(996)
London Mercantile Exchange Nickel Forward	Jun-17	2	128,865	3,057
London Mercantile Exchange Tin Forward Spot	Mar-17	8	847,785	(79,585)
London Mercantile Exchange Tin Forward Spot	Apr-17	1	152,525	(56,450)
London Mercantile Exchange Zinc Forward ($)	Mar-17	9	332,677	302,498
London Mercantile Exchange Zinc Forward ($)	Apr-17	24	1,663,215	31,185
London Mercantile Exchange Zinc Forward ($)	May-17	16	1,135,636	(5,436)
London Mercantile Exchange Zinc Forward ($)	Jun-17	63	4,459,706	(5,606)
Low Sulphur Gasoil G Futures	Apr-17	158	7,896,925	(123,325)
Low Sulphur Gasoil G Futures	May-17	20	1,002,000	(14,500)
Low Sulphur Gasoil G Futures	Jun-17	21	1,054,300	(13,750)
Mill Wheat Euro	May-17	2	18,453	(26)
Mini HSI Index Futures	Mar-17	89	2,767,242	(44,221)
Mini MSCI EAFE Index Futures	Mar-17	14	1,226,980	(5,130)
Mini MSCI Emerging Markets Index Future	Mar-17	55	2,605,545	(45,845)
MSCI Singapore Exchange ETS	Mar-17	154	3,799,119	(29,963)
MSCI Taiwan Index	Mar-17	133	4,809,915	(35,215)
MXN Futures	Mar-17	29	715,870	4,925
Nasdaq 100 E-Mini	Mar-17	985	103,048,683	1,996,642
New York Harbor Ultra-Low Sulfur Diesel Futures	Apr-17	174	12,009,211	(24,822)
New York Harbor Ultra-Low Sulfur Diesel Futures	May-17	1	69,892	(626)
New York Harbor Ultra-Low Sulfur Diesel Futures	Jun-17	6	422,600	(4,784)
New York Harbor Ultra-Low Sulfur Diesel Futures	Jul-17	4	283,122	(2,948)
Nikkei 225 (Chicago Mercantile Exchange)	Mar-17	12	1,162,700	(11,000)
Nikkei 225 (Singapore Exchange)	Mar-17	60	5,054,406	(41,479)
Nikkei 225 Mini	Mar-17	357	6,005,757	(58,863)
NZD Futures	Mar-17	44	3,176,340	(4,820)
NZD/JPY Futures	Mar-17	4	580,241	(10,094)
OMX Stockholm 30 Index Futures	Mar-17	131	2,290,808	(8,627)
Palladium Futures	Jun-17	19	1,475,040	(8,810)
Platinum Futures	Apr-17	18	924,155	3,745
Rapeseed Euro	Apr-17	131	2,850,622	90,036
Rapeseed Euro	Jul-17	134	2,766,965	9,058
Rapeseed Euro	Oct-17	78	1,632,061	(19,334)
Red Wheat Futures (Minneapolis Grain Exchange)	May-17	16	452,288	(12,088)
Red Wheat Futures (Minneapolis Grain Exchange)	Jul-17	31	867,463	(6,438)
Red Wheat Futures (Minneapolis Grain Exchange)	Sep-17	2	56,400	(325)
Russell 2000 Mini	Mar-17	72	4,962,720	23,280
S&P 500 E-Mini Futures	Mar-17	797	92,195,918	1,961,663
S&P Mid 400 E-Mini	Mar-17	62	10,534,875	176,865
S&P/TSX 60 IX Futures	Mar-17	81	11,170,921	(45,862)

The accompanying notes are an integral part of the financial statements.

13

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)
February 28, 2017
(Unaudited)

Long Contracts	Expiration Date	Number of Contracts	Notional Cost	Unrealized Appreciation (Depreciation)
SGX Nifty 50	Mar-17	168	$2,978,645	$15,619
Silver Futures	May-17	122	11,125,860	140,230
Silver Futures	Jul-17	14	1,266,650	30,800
Silver Futures	Sep-17	9	827,100	9,945
Soybean Futures	May-17	97	5,106,375	(82,988)
Soybean Futures	Aug-17	13	693,988	(15,388)
Soybean Futures	Sep-17	5	256,263	1,113
Soybean Meal Futures	May-17	64	2,183,190	(30,230)
Soybean Meal Futures	Jul-17	11	386,100	(12,760)
Soybean Meal Futures	Aug-17	8	275,860	(4,980)
SPI 200 Futures	Mar-17	15	1,668,055	(35,517)
Sugar No. 11 (World)	May-17	28	713,742	(110,690)
Sugar No. 11 (World)	Jul-17	23	524,944	(33,958)
Sugar No. 11 (World)	Oct-17	18	406,403	(22,355)
Swiss Federal Bond Futures	Mar-17	7	1,134,722	(329)
Topix Index Futures	Mar-17	65	8,625,715	(46,851)
U.S. Treasury 2-Year Notes (Chicago Board of Trade)	Jun-17	28	6,064,297	(4,922)
USD/NOK Futures	Mar-17	3	295,391	(2,489)
USD/SEK Futures	Mar-17	3	294,819	(2,865)
White Sugar (Intercontinental Exchange)	May-17	13	362,745	(16,555)
White Sugar (Intercontinental Exchange)	Aug-17	30	813,205	(29,905)
White Sugar (Intercontinental Exchange)	Oct-17	43	1,139,060	(46,430)
WTI Crude Futures	Apr-17	53	2,877,920	(15,390)
WTI Crude Futures	May-17	1	53,700	730
WTI Crude Futures	Aug-17	3	164,140	1,370
WTI Crude Futures	Sep-17	2	112,200	(1,700)
WTI Crude Futures	Oct-17	6	336,550	(4,870)
WTI Crude Futures	Nov-17	4	220,810	350
			$2,667,823,368	$17,589,521

Short Contracts	Expiration Date	Number of Contracts	Notional Cost	Unrealized Appreciation (Depreciation)
10-Year Mini Japanese Government Bond Futures	Mar-17	122	$(16,115,359)	$(64,249)
30-DAY Fed Fund Futures	Apr-17	1,801	(745,077,098)	266,496
3-Month Euro Euribor	Dec-17	168	(45,117,516)	(9,084)
3-Month Euro Euribor	Mar-18	93	(25,007,057)	(6,092)
3-Month Euro Euribor	Jun-18	224	(59,954,630)	(24,671)
3-Month Euro Euribor	Sep-18	101	(26,980,643)	(14,103)
3-Month Euro Euribor	Dec-19	948	(252,504,355)	(226,129)
3-Month Euroyen Futures	Mar-17	1	(228,887)	22
3-Month Euroyen Futures	Jun-17	57	(13,441,044)	4,061
3-Month Euroyen Futures	Sep-17	83	(19,667,780)	8,567
3-Month Euroyen Futures	Dec-17	5	(1,102,824)	(111)
5-Year Euro Swapnote Futures	Mar-17	9	(1,244,968)	(5,625)
90-DAY Bank Bill	Mar-18	8	(602,315)	(749)
90-DAY Eurodollar Futures	Mar-17	65	(16,078,238)	10,238
90-DAY Eurodollar Futures	Jun-17	195	(48,154,225)	30,663
90-DAY Eurodollar Futures	Sep-17	999	(246,505,763)	277,238

The accompanying notes are an integral part of the financial statements.

14

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)
February 28, 2017
(Unaudited)

Short Contracts	Expiration Date	Number of Contracts	Notional Cost	Unrealized Appreciation (Depreciation)
90-DAY Eurodollar Futures	Dec-17	2,636	(653,344,443)	4,624,840
90-DAY Eurodollar Futures	Mar-18	95	$(23,348,488)	$(4,888)
90-DAY Eurodollar Futures	Jun-18	688	(169,118,763)	180,363
90-DAY Eurodollar Futures	Sep-18	66	(16,180,563)	(9,238)
90-DAY Eurodollar Futures	Dec-18	78	(19,101,375)	(9,600)
Australian 10-Year Bond Futures	Mar-17	78	(5,695,066)	(106,009)
Australian 3-Year Bond Futures	Mar-17	179	(13,425,199)	(27,354)
Bank Acceptance Futures	Mar-17	5	(923,429)	424
Bank Acceptance Futures	Jun-17	49	(9,062,336)	2,409
Bank Acceptance Futures	Sep-17	15	(2,760,699)	1,082
Bank Acceptance Futures	Dec-17	41	(7,550,742)	(10,541)
BP Currency Futures	Mar-17	52	(4,019,725)	(11,900)
CAD Currency Futures	Mar-17	127	(9,428,765)	(127,985)
CAD/JPY Currency Futures	Mar-17	2	(303,686)	4,237
Cattle Feeder Futures	Mar-17	2	(122,263)	(2,813)
CBOE VIX Futures	Mar-17	2	(26,250)	(800)
CBOE VIX Futures	Apr-17	8	(121,500)	(1,100)
CHF Currency Futures	Mar-17	128	(15,934,775)	(1,225)
CHF/JPY Futures	Mar-17	9	(2,237,670)	17,001
Cocoa Futures	Mar-17	36	(774,925)	89,689
Cocoa Futures	May-17	90	(1,919,050)	200,950
Cocoa Futures	May-17	123	(2,671,008)	302,134
Cocoa Futures	Jul-17	58	(1,282,340)	168,740
Cocoa Futures	Jul-17	59	(1,306,037)	156,930
Cocoa Futures	Sep-17	44	(886,890)	34,610
Coffee 'C' Futures	May-17	35	(1,931,044)	59,419
Coffee 'C' Futures	Jul-17	13	(723,806)	17,419
Coffee 'C' Futures	Sep-17	11	(620,700)	13,500
E-Mini Crude Oil	Jun-17	1	(27,100)	(275)
E-Mini Natural Gas	Apr-17	48	(380,200)	47,320
E-Mini Natural Gas	May-17	50	(389,063)	30,313
E-Mini Natural Gas	Jun-17	26	(198,513)	6,568
EUR Foreign Exchange Currency Futures	Mar-17	497	(66,107,308)	270,350
EUR/AUD Futures	Mar-17	45	(6,009,923)	182,532
EUR/CAD Futures	Mar-17	47	(6,208,415)	(56,929)
EUR/GBP Futures	Mar-17	7	(924,257)	(8,066)
EUR/JPY Futures	Mar-17	14	(1,851,771)	15,399
Euro E-Mini Futures	Mar-17	52	(3,447,181)	3,156
Euro/CHF 3-Month Futures (Intercontinental Exchange)	Mar-17	7	(1,809,857)	1,792
Euro/CHF 3-Month Futures (Intercontinental Exchange)	Jun-17	3	(763,962)	(199)
Euro-BTP Futures	Mar-17	67	(9,346,169)	(91,394)
Euro-Oat Futures	Mar-17	21	(3,290,620)	(47,006)
FTSE/JSE TOP 40	Mar-17	70	(2,412,424)	46,959
Gasoline RBOB Futures	May-17	13	(939,133)	(19,425)
GBP/CHF Futures	Mar-17	2	(310,630)	124
GBP/JPY Futures	Mar-17	5	(772,845)	1,780
JPY Currency Futures	Mar-17	477	(51,919,999)	(1,241,652)
Kansas City Hard Red Winter Wheat Futures	Jul-17	52	(1,196,775)	(38,225)
London Mercantile Exchange Aluminum Forward	Mar-17	22	(566,084)	1,622,772

The accompanying notes are an integral part of the financial statements.

15

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)
February 28, 2017
(Unaudited)

Short Contracts	Expiration Date	Number of Contracts	Notional Cost	Unrealized Appreciation (Depreciation)
London Mercantile Exchange Copper Forward	Mar-17	762	(111,239,783)	(2,393,466)
London Mercantile Exchange Tin Forward Spot	Mar-17	8	$(791,225)	$23,025
Long Gilt Futures	Jun-17	303	(48,370,135)	(658,258)
Mill Wheat Euro	Sep-17	176	(1,603,728)	(18,208)
Natural Gas Futures	Apr-17	416	(11,696,120)	156,280
Natural Gas Futures	May-17	34	(991,950)	16,150
Natural Gas Futures	Jun-17	12	(372,460)	18,100
Natural Gas Futures	Jul-17	11	(346,790)	13,820
Natural Gas Futures	Aug-17	9	(271,680)	(2,820)
Natural Gas Futures	Sep-17	3	(88,710)	(2,550)
Natural Gas Futures	Oct-17	7	(209,590)	(4,470)
Natural Gas Futures	Nov-17	4	(120,770)	(3,910)
Natural Gas Futures	Dec-17	6	(190,690)	(3,650)
Nikkie 225 (Osaka Securities Exchange)	Mar-17	20	(3,553,474)	3,649
Soybean Futures	Jul-17	5	(259,325)	(1,800)
Soybean Oil Futures	May-17	13	(254,628)	(10,026)
Soybean Oil Futures	Jul-17	52	(1,069,824)	3,096
Soybean Oil Futures	Aug-17	34	(678,246)	(21,066)
U.S. Treasury 10-Year Notes (Chicago Board of Trade)	Jun-17	572	(71,238,508)	(20,180)
U.S. Treasury 5-Year Notes (Chicago Board of Trade)	Jun-17	255	(29,890,382)	(123,914)
U.S. Treasury Long Bond (Chicago Board of Trade)	Jun-17	50	(7,500,624)	(82,188)
U.S. Treasury Ultra Long Bond (Chicago Board of Trade)	Jun-17	2	(321,507)	(2,055)
Wheat (Chicago Board of Trade)	May-17	142	(3,133,150)	(17,475)
Wheat (Chicago Board of Trade)	Jul-17	6	(136,587)	(963)
Wheat (Chicago Board of Trade)	Sep-17	5	(120,074)	1,763
WTI Crude Futures	Jun-17	2	(109,180)	(320)
			$(2,936,035,608)	$3,401,224
Total Futures Contracts			$(268,212,240)	$20,990,745

Forward foreign currency contracts outstanding as of February 28, 2017 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	375,430	USD	288,781	Mar 01 2017	BOA	$(945)
AUD	401,567	USD	308,612	Mar 02 2017	BOA	(746)
AUD	1,750,000	USD	1,345,256	Mar 09 2017	BOA	(3,827)
AUD	64,500,000	USD	49,369,857	Mar 10 2017	BOA	70,172
AUD	17,012,866	USD	12,841,683	Mar 15 2017	BOA	197,287
AUD	54,786,000	USD	41,182,257	Mar 17 2017	BOA	804,675
AUD	6,082,000	USD	4,672,059	Mar 30 2017	BOA	(12,415)
BRL	6,226,996	USD	2,000,000	Mar 15 2017	BOA	(6,073)
BRL	7,519,935	USD	2,311,914	Mar 15 2017	BOA	96,021
CAD	4,862,253	USD	3,671,641	Mar 01 2017	BOA	(10,837)
CAD	1,055,861	USD	805,000	Mar 09 2017	BOA	(10,001)
CAD	31,843,639	USD	24,350,000	Mar 10 2017	BOA	(373,476)

The accompanying notes are an integral part of the financial statements.

16

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)
February 28, 2017
(Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
CAD	17,992,121	USD	13,689,447	Mar 15 2017	BOA	(141,806)
CAD	42,080,000	USD	32,077,537	Mar 17 2017	BOA	(391,776)
CAD	6,875,000	USD	5,262,888	Mar 30 2017	BOA	$(85,540)
CHF	2,085,714	USD	2,080,000	Mar 09 2017	BOA	(2,350)
CHF	15,948,000	USD	15,858,832	Mar 17 2017	BOA	36,293
CLP	870,400,215	USD	1,350,000	Mar 15 2017	BOA	(12,654)
CLP	173,502,150	USD	266,128	Mar 15 2017	BOA	453
EUR	286,095	USD	302,974	Mar 01 2017	BOA	126
EUR	514,856	USD	545,429	Mar 02 2017	BOA	48
EUR	17,595,000	USD	18,632,176	Mar 09 2017	BOA	14,548
EUR	3,085,000	JPY	368,416,876	Mar 09 2017	BOA	(10,771)
EUR	8,200,000	USD	8,773,118	Mar 10 2017	BOA	(82,498)
EUR	14,050,109	USD	15,000,231	Mar 15 2017	BOA	(105,431)
EUR	1,400,000	SEK	13,347,720	Mar 15 2017	BOA	4,309
EUR	11,573,000	USD	12,284,747	Mar 17 2017	BOA	(14,646)
GBP	842,262	USD	1,050,385	Mar 01 2017	BOA	(5,249)
GBP	5,170,000	USD	6,446,967	Mar 09 2017	BOA	(30,693)
GBP	7,925,000	JPY	1,114,400,763	Mar 09 2017	BOA	(86,598)
GBP	2,000,000	USD	2,503,297	Mar 10 2017	BOA	(21,101)
GBP	6,019,355	USD	7,540,374	Mar 15 2017	BOA	(68,574)
GBP	12,322,000	USD	15,307,732	Mar 17 2017	BOA	(11,512)
HUF	652,046,316	USD	2,219,362	Mar 16 2017	BOA	23,260
HUF	276,855,246	EUR	900,000	Mar 16 2017	BOA	(1,955)
ILS	7,413,564	USD	2,000,000	Mar 15 2017	BOA	36,915
INR	181,073,139	USD	2,700,000	Mar 15 2017	BOA	8,536
INR	358,671,824	USD	5,311,037	Mar 15 2017	BOA	54,063
JPY	228,220,564	USD	2,032,081	Mar 01 2017	BOA	(612)
JPY	47,919,537	USD	427,257	Mar 02 2017	BOA	(700)
JPY	927,727,035	USD	8,240,000	Mar 09 2017	BOA	19,952
JPY	419,254,115	EUR	3,530,000	Mar 09 2017	BOA	(8,203)
JPY	1,144,248,783	GBP	8,165,000	Mar 09 2017	BOA	54,494
JPY	481,447,570	USD	4,250,000	Mar 10 2017	BOA	36,768
JPY	3,517,350,617	USD	30,973,868	Mar 15 2017	BOA	352,879
JPY	2,195,419,000	USD	19,102,823	Mar 17 2017	BOA	452,478
JPY	971,856,000	USD	8,640,379	Mar 30 2017	BOA	22,408
JPY	527,059,858	EUR	4,429,000	Mar 30 2017	BOA	(1,076)
KRW	2,688,418,918	USD	2,312,244	Mar 15 2017	BOA	65,635
MXN	85,022,872	USD	4,116,931	Mar 15 2017	BOA	104,912
MXN	30,736,000	USD	1,467,644	Mar 17 2017	BOA	58,077
NOK	4,911,954	USD	588,448	Mar 01 2017	BOA	(2,536)
NOK	5,467,435	USD	653,662	Mar 02 2017	BOA	(1,486)
NOK	578,321,786	USD	69,350,000	Mar 10 2017	BOA	(361,275)
NOK	44,740,334	USD	5,319,912	Mar 15 2017	BOA	17,440
NOK	61,051,008	EUR	6,900,000	Mar 15 2017	BOA	(31,672)
NZD	785,000	USD	560,247	Mar 09 2017	BOA	5,025
NZD	21,400,000	USD	15,385,820	Mar 10 2017	BOA	23,632
NZD	9,469,608	USD	6,805,199	Mar 15 2017	BOA	12,472
NZD	17,377,000	USD	12,489,086	Mar 17 2017	BOA	20,736
PLN	18,820,355	USD	4,564,629	Mar 15 2017	BOA	63,266
PLN	3,670,020	EUR	850,000	Mar 15 2017	BOA	1,350
SEK	2,278,550	USD	252,636	Mar 01 2017	BOA	(199)

The accompanying notes are an integral part of the financial statements.

17

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)
February 28, 2017
(Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
SEK	62,986,529	USD	7,100,000	Mar 10 2017	BOA	(118,819)
SEK	35,635,934	USD	3,974,627	Mar 15 2017	BOA	(23,679)
SEK	34,142,749	EUR	3,600,000	Mar 15 2017	BOA	$(31,033)
SGD	70,132	USD	50,000	Mar 15 2017	BOA	49
SGD	4,201,133	USD	2,942,573	Mar 15 2017	BOA	55,506
SGD	18,527,000	USD	13,122,054	Mar 30 2017	BOA	100,892
THB	64,844,187	USD	1,850,000	Mar 15 2017	BOA	7,381
TRY	7,401,037	USD	2,032,404	Mar 15 2017	BOA	(7,569)
TRY	360,680	USD	100,000	Mar 15 2017	BOA	(1,322)
TWD	1,004,933	USD	31,734	Mar 15 2017	BOA	992
ZAR	19,040,192	USD	1,450,000	Mar 15 2017	BOA	(2,438)
ZAR	43,905,044	USD	3,245,917	Mar 15 2017	BOA	92,037
ZAR	17,905,000	USD	1,358,948	Mar 30 2017	BOA	(1,557)
USD	288,308	AUD	375,430	Mar 01 2017	BOA	473
USD	308,251	AUD	401,567	Mar 02 2017	BOA	384
USD	188,003	AUD	245,000	Mar 09 2017	BOA	203
USD	3,095,747	AUD	4,168,898	Mar 15 2017	BOA	(99,372)
USD	19,353,094	AUD	26,561,000	Mar 17 2017	BOA	(1,002,739)
USD	4,655,771	AUD	6,082,000	Mar 30 2017	BOA	(3,873)
USD	718,229	BRL	2,505,327	Mar 15 2017	BOA	(83,994)
USD	3,687,168	CAD	4,862,253	Mar 01 2017	BOA	26,364
USD	2,655,000	CAD	3,504,836	Mar 09 2017	BOA	16,071
USD	10,700,000	CAD	14,084,302	Mar 10 2017	BOA	95,288
USD	16,608,802	CAD	21,962,182	Mar 15 2017	BOA	71,799
USD	23,615,894	CAD	31,077,000	Mar 17 2017	BOA	215,266
USD	10,292,174	CAD	13,575,000	Mar 30 2017	BOA	69,265
USD	2,655,000	CHF	2,680,816	Mar 09 2017	BOA	(15,451)
USD	22,080,032	CHF	22,123,000	Mar 17 2017	BOA	30,381
USD	890,000	DKK	6,276,618	Mar 09 2017	BOA	(4,862)
USD	302,572	EUR	286,095	Mar 01 2017	BOA	(527)
USD	546,746	EUR	514,856	Mar 02 2017	BOA	1,269
USD	18,622,346	EUR	17,625,000	Mar 09 2017	BOA	(56,171)
USD	40,532,754	EUR	38,050,000	Mar 10 2017	BOA	206,160
USD	20,514,233	EUR	19,336,976	Mar 15 2017	BOA	14,720
USD	25,220,929	EUR	23,561,000	Mar 17 2017	BOA	240,728
USD	1,044,564	GBP	842,262	Mar 01 2017	BOA	(571)
USD	12,170,483	GBP	9,775,000	Mar 09 2017	BOA	39,135
USD	10,121,533	GBP	8,100,000	Mar 10 2017	BOA	68,638
USD	12,505,945	GBP	10,135,522	Mar 15 2017	BOA	(75,235)
USD	24,554,737	GBP	19,489,000	Mar 17 2017	BOA	361,583
USD	3,444,614	HUF	1,012,731,199	Mar 16 2017	BOA	(38,533)
USD	4,926,897	INR	335,640,664	Mar 15 2017	BOA	(93,698)
USD	2,035,775	JPY	228,220,564	Mar 01 2017	BOA	4,306
USD	426,280	JPY	47,919,537	Mar 02 2017	BOA	(277)
USD	5,425,000	JPY	614,193,200	Mar 09 2017	BOA	(43,425)
USD	58,850,000	JPY	6,632,198,397	Mar 10 2017	BOA	(202,531)
USD	22,094,895	JPY	2,541,324,946	Mar 15 2017	BOA	(539,029)
USD	26,868,371	JPY	3,076,949,000	Mar 17 2017	BOA	(539,001)
USD	50,000	KRW	57,170,787	Mar 15 2017	BOA	(567)
USD	732,123	KRW	873,618,409	Mar 15 2017	BOA	(40,583)
USD	5,136,653	MXN	107,637,041	Mar 15 2017	BOA	(208,105)

The accompanying notes are an integral part of the financial statements.

18

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)
February 28, 2017
(Unaudited)

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
USD	6,906,564	MXN	141,450,000	Mar 17 2017	BOA	(114,949)
USD	586,954	NOK	4,911,954	Mar 01 2017	BOA	1,043
USD	652,913	NOK	5,467,435	Mar 02 2017	BOA	$737
USD	22,550,000	NOK	188,521,034	Mar 10 2017	BOA	61,092
USD	5,970,159	NOK	50,289,886	Mar 15 2017	BOA	(29,234)
USD	52,645,503	NZD	72,900,000	Mar 10 2017	BOA	152,558
USD	3,389,946	NZD	4,808,130	Mar 15 2017	BOA	(71,681)
USD	3,952,019	NZD	5,617,000	Mar 17 2017	BOA	(91,699)
USD	6,132,737	PLN	25,475,461	Mar 15 2017	BOA	(131,638)
USD	252,451	SEK	2,278,550	Mar 01 2017	BOA	14
USD	615,000	SEK	5,531,610	Mar 09 2017	BOA	1,935
USD	30,200,000	SEK	268,844,282	Mar 10 2017	BOA	402,347
USD	6,942,093	SEK	62,913,610	Mar 15 2017	BOA	(33,125)
USD	350,000	SGD	496,795	Mar 15 2017	BOA	(4,530)
USD	2,805,917	SGD	4,010,744	Mar 15 2017	BOA	(56,293)
USD	4,508,001	TRY	15,997,524	Mar 15 2017	BOA	131,270
USD	1,300,000	TRY	4,745,332	Mar 15 2017	BOA	1,734
USD	973,157	ZAR	13,727,171	Mar 15 2017	BOA	(70,474)
Total Forward Foreign Currency Contracts						$(607,967)

The accompanying notes are an integral part of the financial statements.

19

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Continued)
February 28, 2017
(Unaudited)

	Number of Contracts	Value
Purchased Options — 0.3%
Call Options Purchased — 0.1%
USD CNH Currency Futures
Expires 03/03/17
Strike Price 72	43,319,885	$2,729
Gold Futures
Expires 03/28/17
Strike Price 1280	450	355,500
TOTAL CALL OPTIONS PURCHASED
(Cost $545,836)		358,229
Put Options Purchased — 0.2%
CAD Currency Futures
Expires 03/03/17
Strike Price 72	82	410
Crude Oil Futures
Expires 03/16/17
Strike Price 50	150	15,000
Eurodollar 1-Year Mid-Curve Futures
Expires 04/13/17
Strike Price 98.50	1,510	1,113,625
IMM Eurodollar Futures
Expires 06/19/17
Strike Price 98.75	3,751	797,088
TOTAL PUT OPTIONS PURCHASED
(Cost $717,362)		1,926,123
Total Purchased Options — 0.3%
(Cost $1,263,198)		$2,284,352

The accompanying notes are an integral part of the financial statements.

20

Abbey Capital Futures Strategy Fund

Consolidated Portfolio of Investments (Concluded)
February 28, 2017
(Unaudited)

AUD	Australian Dollar	INR	Indian Rupee
BOA	Bank of America	JPY	Japanese Yen
BRL	Brazilian Real	KRW	Korean Won
CAD	Canadian Dollar	MXN	Mexican Peso
CBOT	Chicago Board of Trade	NOK	Norwegian Krone
CHF	Swiss Franc	NZD	New Zealand Dollar
CLP	Chilean Peso	PLN	Polish Zloty
DAX	Deutscher Aktienindex	RBOB	Reformulated Blendstock for Oxygenate Blending
DJIA	Dow Jones Industrial Average	SEK	Swedish Krona
DKK	Danish Krone	SGD	Singapore Dollar
EUR	Euro	SGX	Singapore Exchange
FTSE	Financial Times Stock Exchange	THB	Thai Baht
GBP	British Pound	TRY	Turkish Lira
HUF	Hungarian Forint	TSX	Toronto Stock Exchange
IBEX	Index of the Bolsa de Madrid	TWD	Taiwan Dollar
ILS	Israeli New Shekel	USD	United States Dollar
IMM	International Monetary Market	WTI	West Texas Intermediate
		ZAR	South African Rand

The accompanying notes are an integral part of the financial statements.

21

Abbey Capital Futures Strategy Fund

Consolidated Statement Of Assets And Liabilities
February 28, 2017
(Unaudited)

ASSETS
Investments, at value (cost $692,128,891)	$693,222,534
Cash	75,695,929
Deposits with broker for forward foreign currency contracts and futures contracts	41,660,445
Foreign currency deposits with broker for forward foreign currency contracts and futures contracts	4,389,959
Receivables for:
Capital shares sold	5,235,793
Variation margin	20,990,745
Prepaid expenses and other assets	59,074
Unrealized appreciation on forward foreign currency contracts	5,129,850
Total Assets	846,384,329
LIABILITIES
Payables for:
Capital shares redeemed	2,298,891
Advisory fees	1,188,532
Administration and accounting services fees	80,568
Unrealized depreciation on forward foreign currency contracts	5,737,817
Other accrued expenses and liabilities	73,084
Total Liabilities	9,378,892
Net Assets	$837,005,437

NET ASSETS CONSIST OF:
Capital stock, $0.001 par value	$71,742
Paid-in Capital	849,861,859
Accumulated net investment income/(loss)	(16,987,670)
Accumulated net realized gain/(loss) from investments, futures contracts, foreign currency transactions, forward foreign currency contracts and written options	(17,416,915)
Net unrealized appreciation/(depreciation) on investments, futures contracts, foreign currency translations, forward foreign currency contracts and written options	21,476,421
Net assets	$837,005,437

CLASS A SHARES:
Net assets	$19,717,552
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	1,695,934
Net asset value and redemption price per share	$11.63
Maximum offering price per share (100/94.25 of $11.63)	$12.34

CLASS I SHARES:
Net assets	$808,389,010
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	69,273,994
Net asset value, offering and redemption price per share	$11.67

CLASS C SHARES:
Net assets	$8,898,875
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	771,929
Net asset value, offering and redemption price per share	$11.53

The accompanying notes are an integral part of the financial statements.

22

Abbey Capital Futures Strategy Fund

Consolidated Statement Of Operations
For the Six Months Ended
February 28, 2017
(Unaudited)

INVESTMENT INCOME
Interest	$1,459,433
Total investment income	1,459,433
EXPENSES
Advisory fees (Note 2)	7,693,985
Administration and accounting services fees (Note 2)	226,551
Registration and filing fees	94,908
Transfer agent fees (Note 2)	73,611
Legal fees	57,942
Printing and shareholder reporting fees	44,005
Directors and officers fees	32,538
Distribution fees (Class C Shares) (Note 2)	29,308
Audit and tax service fees	29,243
Custodian fees (Note 2)	28,143
Distribution fees (Class A Shares) (Note 2)	22,215
Other expenses	43,376
Total expenses before waivers and reimbursements	8,375,825
Less: waivers and reimbursements (Note 2)	(536,368)
Net expenses after waivers and reimbursements	7,839,457
Net investment income/(loss)	(6,380,024)
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Investments	(346,154)
Futures contracts	(18,879,453)
Foreign currency transactions	249,483
Forward foreign currency contracts	1,318,366
Written options	242,142
Net change in unrealized appreciation/(depreciation) on:
Investments	1,493,399
Futures contracts	17,634,854
Foreign currency translation	(31,228)
Forward foreign currency contracts	(2,015,686)
Written options	(248,919)
Net realized and unrealized gain/(loss) from investments	(583,196)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(6,963,220)

The accompanying notes are an integral part of the financial statements.

23

Abbey Capital Futures Strategy Fund

Consolidated Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2017 (Unaudited)	For the Year Ended August 31, 2016
INCREASE/(DECREASE) IN NET ASSET FROM OPERATIONS:
Net investment income/(loss)	$(6,380,024)	$(8,836,464)
Net realized gain/(loss) from investments, futures contracts, foreign currency transactions, forward foreign currency contracts and written options	(17,415,616)	(21,242,011)
Net change in unrealized appreciation/(depreciation) on investments, futures contracts, foreign currency translation, forward foreign currency contracts and written options	16,832,420	6,126,311
Net increase/(decrease) in net assets resulting from operations	(6,963,220)	(23,952,164)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Class A Shares	—	(7,540)
Class I Shares	—	(651,985)
Class C Shares	—	(994)
Total from net investment income	—	(660,519)
Net realized gains
Class A Shares	—	—
Class I Shares	—	—
Class C Shares	—	—
Total from net realized gains	—	—
Net decrease in net assets from dividends and distributions to shareholders	—	(660,519)
CAPITAL SHARE TRANSACTIONS:
Class A Shares
Proceeds from shares sold	6,823,376	22,317,981
Proceeds from reinvestment of distributions	—	6,739
Shares redeemed	(4,062,835)	(15,568,395)
Total from Class A Shares	2,760,541	6,756,325
Class I Shares
Proceeds from shares sold	340,335,911	695,901,231
Proceeds from reinvestment of distributions	—	584,466
Shares redeemed	(265,197,370)	(153,432,995)
Total from Class I Shares	75,138,541	543,052,702
Class C Shares
Proceeds from shares sold	4,480,099	8,790,255
Proceeds from reinvestment of distributions	—	994
Shares redeemed	(3,756,955)	(95,781)
Total from Class C Shares	723,144	8,695,468
Net increase/(decrease) in net assets from capital share transactions	78,622,226	558,504,495
Total increase/(decrease) in net assets	71,659,006	533,891,812
NET ASSETS:
Beginning of period	765,346,431	231,454,619
End of period	$837,005,437	$765,346,431
Accumulated net investment income/(loss), end of period	$(16,987,670)	$(10,607,646)

The accompanying notes are an integral part of the financial statements.

24

Abbey Capital Futures Strategy Fund

Consolidated Statements of Changes in Net Assets (Concluded)

	For the Six Months Ended February 28, 2017 (Unaudited)	For the Year Ended August 31, 2016
SHARE TRANSACTIONS:
Class A Shares
Shares sold	593,278	1,830,248
Shares reinvested	—	557
Shares redeemed	(352,771)	(1,292,588)
Total Class A Shares	240,507	538,217
Class I Shares
Shares sold	29,006,714	57,077,758
Shares reinvested	—	48,303
Shares redeemed	(22,454,219)	(12,727,922)
Total Class I Shares	6,552,495	44,398,139
Class C Shares
Shares sold	390,459	723,323
Shares reinvested	—	82
Shares redeemed	(333,950)	(7,985)
Total Class C Shares	56,509	715,420
Net increase/(decrease) in shares	6,849,511	45,651,776

The accompanying notes are an integral part of the financial statements.

25

Abbey Capital Futures Strategy Fund

Consolidated Financial Highlights

Contained below is per share operating performance data for Class A Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class A Shares
	For the Six Months Ended February 28, 2017 (Unaudited)		For the Year Ended August 31, 2016	For the Year Ended August 31, 2015(1)
Per Share Operating Performance
Net asset value, beginning of period	$11.77		$12.01	$10.36
Net investment income/(loss)(2)	(0.10)		(0.24)	(0.27)
Net realized and unrealized gain/(loss) from investments	(0.04)		0.01	2.14
Net increase/(decrease) in net assets resulting from operations	(0.14)		(0.23)	1.87
Dividends and distributions to shareholders from:
Net investment income	—		(0.01)	(0.21)
Net realized gains	—		—	(0.01)
Total dividends and distributions to shareholders	—		(0.01)	(0.22)
Net asset value, end of period	$11.63		$11.77	$12.01
Total investment return(3)	(1.19	)%(4)	(1.94)%	18.17%
Ratios/Supplemental Data
Net assets, end of year (000's omitted)	$19,718		$17,125	$11,013
Ratio of expenses to average net assets with waivers and reimbursements (including interest expense)	2.24	%(5)	2.26%	2.28%
Ratio of expenses to average net assets with waivers and reimbursements (excluding interest expense)	2.24	%(5)	2.24%	2.24%
Ratio of expenses to average net assets without waivers and reimbursements (including interest expense)	2.38	%(5)	2.42%	2.71%
Ratio of net investment income/(loss) to average net assets	(1.87	)%(5)	(2.01)%	(2.23)%
Portfolio turnover rate	0.00	%(4)	0.00%	0.00%

(1)	Inception date of Class A Shares of the Fund was August 29, 2014.
(2)	Calculated based on average shares outstanding for the year.
(3)
Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each year reported and includes reinvestments of dividends and distributions, if any. Total return does not reflect any applicable sales charge.

(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.

26

Abbey Capital Futures Strategy Fund

Consolidated Financial Highlights (Continued)

Contained below is per share operating performance data for Class I Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	Class I Shares
	For the Six Months Ended February 28, 2017 (Unaudited)		For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Period Ended August 31, 2014(1)
Per Share Operating Performance
Net asset value, beginning of period	$11.80		$12.03	$10.36	$10.00
Net investment income/(loss)(2)	(0.09)		(0.21)	(0.24)	(0.03)
Net realized and unrealized gain/(loss) from investments	(0.04)		0.01	2.14	0.39
Net increase/(decrease) in net assets resulting from operations	(0.13)		(0.20)	1.90	0.36
Dividends and distributions to shareholders from:
Net investment income	—		(0.03)	(0.22)	—
Net realized gains	—		—	(0.01)	—
Total dividends and distributions to shareholders	—		(0.03)	(0.23)	—
Net asset value, end of period	$11.67		$11.80	$12.03	$10.36
Total investment return(3)	(1.10	)%(4)	(1.68)%	18.46%	3.60	%(4)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$808,389		$739,842	$220,441	$24,349
Ratio of expenses to average net assets with waivers and reimbursements (including interest expense)	1.99	%(5)	2.01%	2.03%	2.01	%(5)
Ratio of expenses to average net assets with waivers and reimbursements (excluding interest expense)	1.99	%(5)	1.99%	1.99%	1.99	%(5)
Ratio of expenses to average net assets without waivers and reimbursements (including interest expense)	2.13	%(5)	2.17%	2.46%	4.71	%(5)
Ratio of net investment income/(loss) to average net assets	(1.62	)%(5)	(1.76)%	(1.98)%	(1.99	)%(5)
Portfolio turnover rate	0.00	%(4)	0.00%	0.00%	0.00	%(4)

(1)	Inception date of Class I Shares of the Fund was July 1, 2014.
(2)	Calculated based on average shares outstanding for the period.
(3)
Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.

27

Abbey Capital Futures Strategy Fund

Consolidated Financial Highlights (Concluded)

Contained below is per share operating performance data for Class C Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class C Shares
	For the Six Months Ended February 28, 2017 (Unaudited)		For the Period Ended August 31, 2016(1)
Per Share Operating Performance
Net asset value, beginning of period	$11.71		$11.99
Net investment income/(loss)(2)	(0.14)		(0.30)
Net realized and unrealized gain/(loss) from investments	(0.04)		0.03
Net increase/(decrease) in net assets resulting from operations	(0.18)		(0.27)
Dividends and distributions to shareholders from:
Net investment income	—		(0.01)
Net realized gains	—		—
Total dividends and distributions to shareholders	—		(0.01)
Net asset value, end of period	$11.53		$11.71
Total investment return(3)	(1.54	)%(4)	(2.22	)%(4)
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$8,899		$8,380
Ratio of expenses to average net assets with waivers and reimbursements (including interest expense)	2.99	%(5)	3.01	%(5)
Ratio of expenses to average net assets with waivers and reimbursements (excluding interest expense)	2.99	%(5)	2.99	%(5)
Ratio of expenses to average net assets without waivers and reimbursements (including interest expense)	3.13	%(5)	3.17	%(5)
Ratio of net investment income/(loss) to average net assets	(2.62	)%(5)	(2.76	)%(5)
Portfolio turnover rate	0.00	%(4)	0.00	%(6)

(1)	Inception date of Class C Shares of the Fund was October 6, 2015.
(2)	Calculated based on average shares outstanding for the period.
(3)
Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of the period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.
(5)	Annualized.
(6)	Portfolio Turnover Rate is calculated for the Fund, as a whole, for the entire year.

The accompanying notes are an integral part of the financial statements.

28

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements
February 28, 2017
(Unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-six active investment portfolios, including the Abbey Capital Futures Strategy Fund (the “Fund”), which commenced investment operations on July 1, 2014. The Fund is authorized to offer three classes of shares, Class A Shares, Class I Shares and Class C Shares. Class A Shares are sold subject to a front-end maximum sales charge of 5.75%. Front-end sales charges may be reduced or waived under certain circumstances. Class C Shares commenced investment operations on October 6, 2015.

RBB has authorized capital of one hundred billion shares of common stock of which 84.423 billion shares are currently classified into one hundred and seventy-one classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund seeks to achieve its investment objective by allocating its assets between a “Managed Futures” strategy and a “Fixed Income” strategy.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Consolidation of Subsidiary — The Managed Futures strategy will be achieved by the Fund investing up to 25% of its total assets in Abbey Capital Offshore Fund Limited, a wholly-owned and controlled subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The consolidated financial statements of the Fund include the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling economic interest (greater than 50%). All inter-company accounts and transactions have been eliminated. As of February 28, 2017, the net assets of the Subsidiary were $174,433,227, which represented 20.84% of the Fund’s net assets.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1	– quoted prices in active markets for identical securities;

● Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

29

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements
February 28, 2017
(Unaudited) (Continued)

● Level 3	– significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2017, in valuing the Fund’s investments carried at fair value:

	Total Fair Value at February 28, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Short-Term Investments	$690,938,182	$690,938,182	$—	$—
Commodity Contracts
Futures Contracts	9,783,069	9,783,069	—	—
Purchased Options	370,500	370,500	—	—
Equity Contracts
Futures Contracts	13,617,695	13,617,695	—	—
Foreign Exchange Contracts
Forward Foreign Currency Contracts	5,129,850	—	5,129,850	—
Futures Contracts	711,988	711,988	—	—
Purchased Options	3,139	3,139	—	—
Interest Rate Contracts
Futures Contracts	5,660,653	5,660,653	—	—
Purchased Options	1,910,713	1,910,713	—	—
Total Assets	$728,125,789	$722,995,939	$5,129,850	$—

	Total Fair Value at February 28, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Commodity Contracts
Futures Contracts	$(4,070,111)	$(4,070,111)	$—	$—
Equity Contracts
Futures Contracts	(1,684,922)	(1,684,922)	—	—
Foreign Exchange Contracts
Forward Foreign Currency Contracts	(5,737,817)	—	(5,737,817)	—
Futures Contracts	(1,494,036)	(1,494,036)	—	—
Interest Rate Contracts
Futures Contracts	(1,533,591)	(1,533,591)	—	—
Total Liabilities	$(14,520,477)	$(8,782,660)	$(5,737,817)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

30

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements
February 28, 2017
(Unaudited) (Continued)

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended February 28, 2017, the Fund had no transfers between Levels 1, 2 and 3.

Disclosures about Derivative instruments and Hedging Activities — Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include options, forward foreign currency contracts and futures contracts.

During the six months ended February 28, 2017, the Fund used long and short contracts on U.S. and foreign equity market indices, U.S. and foreign government bonds, foreign currencies, interest rates, and commodities (through investment in the Subsidiary), to gain investment exposure in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of and gains and losses on the Fund’s derivative instruments as of and for the six months ended February 28, 2017.

The following table lists the fair values of the Fund’s derivative holdings as of February 28, 2017, grouped by contract type and risk exposure category.

Derivative Type	Consolidated Statement of Assets and Liabilities Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Asset Derivatives
Purchased Options	Investments, at value	$—	$1,910,713	$3,139	$370,500	$2,284,352
Forward Contracts	Unrealized appreciation on forward foreign currency contracts	—	—	5,129,850	—	5,129,850
Futures Contracts	Receivable: Variation Margin	13,617,695	5,660,653	711,988	9,783,069	29,773,405
Total Value - Assets		$13,617,695	$7,571,366	$5,844,977	$10,153,569	$37,187,607

31

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements
February 28, 2017
(Unaudited) (Continued)

Derivative Type	Consolidated Statement of Operations Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Liability Derivatives
Forward Contracts	Unrealized depreciation on forward foreign currency contracts	$—	$—	$(5,737,817)	$—	$(5,737,817)
Futures Contracts	Receivable: Variation Margin	(1,684,922)	(1,533,591)	(1,494,036)	(4,070,111)	(8,782,660)
Total Value- Liabilities		$(1,684,922)	$(1,533,591)	$(7,231,853)	$(4,070,111)	$(14,520,477)

The following table lists the amounts of realized gains or (losses) included in net increase (decrease) in net assets resulting from operations for the six months ended February 28, 2017, grouped by contract type and risk exposure.

Derivative Type	Consolidated Statement of Operations Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Realized Gain/(Loss)
Purchased Options	Net realized gain (loss) from Investments	$—	$(471,326)	$(988,171)	$1,040,562	$(418,935)
Futures Contracts	Net realized gain (loss) from Futures Contracts	13,670,590	(8,032,870)	4,201,440	(28,718,613)	(18,879,453)
Forward Contracts	Net realized gain (loss) from Forward Foreign Currency Contracts	—	—	1,318,366	—	1,318,366
Written Options	Net realized gain (loss) from Written Options	—	—	242,142	—	242,142
Total Realized Gain/(Loss)		$13,670,590	$(8,504,196)	$4,531,635	$(27,678,051)	$(17,980,022)

32

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements
February 28, 2017
(Unaudited) (Continued)

The following table lists the amounts of change in unrealized appreciation (depreciation) included in net increase (decrease) in net assets resulting from operations for the six months ended February 28, 2017, grouped by contract type and risk exposure.

Derivative Type	Consolidated Statement of Operations Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Change in Unrealized Appreciation/(Depreciation)
Purchased Options	Net change in unrealized appreciation (depreciation) on Investments	$—	$1,836,385	$(297,493)	$(128,066)	$1,410,826
Futures Contracts	Net change in unrealized appreciation (depreciation) on Futures Contracts	8,766,801	1,542,486	918,299	6,407,268	17,634,854
Forward Contracts	Net change in unrealized appreciation (depreciation) on Forward Foreign Currency Contracts	—	—	(2,015,686)	—	(2,015,686)
Written Options	Net change in unrealized appreciation (depreciation) on Written Options	—	(28,218)	(220,701)	—	(248,919)
Total Change in Unrealized Appreciation/(Depreciation)		$8,766,801	$3,350,653	$(1,615,581)	$6,279,202	$16,781,075

For the six months ended February 28, 2017, the Fund’s quarterly average volume of derivatives was as follows:

Purchased Options (Cost)	Written Options (Proceeds)	Long Futures Notional Cost	Short Futures Notional Cost	Forward Foreign Currency Contracts — Payable (Value at Trade Date)	Forward Foreign Currency Contracts — Receivable (Value at Trade Date)
$3,033,583	$(441,782)	$2,520,958,926	$(2,352,177,500)	$(1,378,528,082)	$1,380,097,707

For financial reporting purposes, the Fund does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

33

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements
February 28, 2017
(Unaudited) (Continued)

The following is a summary of financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements).

Description	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities		Net Amount(1)	Gross Amount Presented in the Consolidated Statement of Assets and Liabilities	Gross Amount Not Offset in Consolidated Statement of Assets and Liabilities		Net Amount(3)
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Pledged(2)
	Assets				Liabilities
Forward Foreign Currency Contracts	$5,129,850	$(5,129,850)	$—	$—	$5,737,817	$(5,129,850)	$(607,967)	$—

(1)	Net amount represents the net amount receivable from the counterparty in the event of default.

(2)	Actual collateral pledged may be more than the amount shown.

(3)	Net amount represents the net amount payable from the counterparty in the event of default.

Use of Estimates — The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred for all the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify or continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

34

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements
February 28, 2017
(Unaudited) (Continued)

For tax purposes, the Subsidiary is an exempted Cayman Islands investment company. The Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation and as such is not subject to U.S. income tax.

Foreign Currency Translations — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Consolidated Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Consolidated Statement of Operations.

Currency Risk —Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

Commodity Sector Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Foreign Securities Market Risk — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

Counterparty Risk — The derivative contracts entered into by the Fund or its Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

35

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements
February 28, 2017
(Unaudited) (Continued)

Credit Risk — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

Options — An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. The Fund may use futures contracts and related options for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

Options Written — The Fund may enter into options written for: bona fide hedging; attempting to offset changes in the value of securities held or expected to be acquired or be disposed of; attempting to minimize fluctuations in foreign currencies; attempting to gain exposure to a particular market, index or instrument; or other risk management purposes. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on exchanges regulated by the Commodity Futures Trading Commission or on other non-U.S. exchanges. An option on a futures contract gives the purchaser the right, in return for the premium paid, to assume a position in the contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the option exercise period. The writer of the option is required upon exercise to assume a short futures position (if the option is a call) or a long futures position (if the option is a put). Upon exercise of the option, the accumulated cash balance in the writer’s futures margin account is delivered to the holder of the option. That balance represents the amount by which the market price of the futures contract at exercise exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. The Fund also may write over-the-counter options where completing the obligation depends upon the credit standing of the other party. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes. Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. As of February 28, 2017, all of the Fund’s written options are exchange-traded options.

The Fund had transactions in options written during the six months ended February 28, 2017 as follows:

	Number of Contracts	Premiums Received
Options outstanding at August 31, 2016.	49,815,602	$504,134
Options written	242	612,563
Options closed	(543)	(617,266)
Options expired	(49,815,301)	(499,431)
Options outstanding at February 28, 2017	—	$—

36

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements
February 28, 2017
(Unaudited) (Continued)

Futures Contracts — The Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

Forward Foreign Currency Contracts — In the normal course of pursuing its investment objectives, the Fund is subject to foreign investment and currency risk. The Fund may enter into forward foreign currency contracts (“forward contracts”) for purposes of hedging, duration management, as a substitute for securities, to increase returns, for currency hedging or risk management, or to otherwise help achieve the Fund’s investment goal. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. The Fund’s maximum risk of loss from counterparty credit risk related to Forward Foreign Currency Contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between the Fund and the counterparty is in place and to the extent the Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Cash and Cash Equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Investment Adviser and Other Services

Abbey Capital Limited (“Abbey Capital” or the “Adviser”) serves as the investment adviser to the Fund. The Fund is managed by the Adviser and one or more Trading Advisers unaffiliated with the Adviser. The Adviser also has the ultimate responsibility to oversee the Trading Advisers, and to recommend their hiring, termination, and replacement, subject to approval by the Board. Effective February 28, 2017, the Fund compensates the Adviser for its services at the annual rate of 1.77% of its average annual net assets, payable on a monthly basis in arrears. Prior to February 28, 2017, the Fund compensated the Adviser for its services at the annual rate of 1.97% of its average annual net assets, paid on a monthly basis in arrears. The Adviser compensates the Trading Advisers out of the advisory fee that it receives from the Fund.

Effective February 28, 2017, the Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 2.04%, 1.79% and 2.79% of the Fund’s average daily net assets attributable to Class A Shares, Class I Shares and Class C Shares, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total Annual Fund Operating Expenses to exceed 2.04%, 1.79% or 2.79%, as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until April 30, 2018 and may not be terminated without the approval of

37

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements
February 28, 2017
(Unaudited) (Continued)

the Board. In addition, the Adviser may recoup any waived or reimbursed amounts from the Fund within three years from the date on which such waiver or reimbursement was made by the Adviser, provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement. Prior to February 28, 2017, the Adviser had contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding certain items discussed above) to 2.24%, 1.99% and 2.99% of the Fund’s average net assets attributable to Class A Shares, Class I Shares and Class C Shares, respectively. For the six months ended February 28, 2017, investment advisory fees accrued and waived were $7,693,985 and $536,368, respectively. At February 28, 2017, the amount of potential recovery by the Adviser was as follows:

Expiration
August 31, 2018	August 31, 2019	August 31, 2020	Total
$434,343	$801,204	$536,368	$1,771,915

Altis Partners (Jersey) Limited, Cantab Capital Partners LLP, Eclipse Capital Management, Inc., Graham Capital Management, LP, Harmonic Capital Partners LLP, P/E Global, LLC, Revolution Capital Management, LLC, Trigon Investment Advisors, LLC, Conquest Capital, LLC and Aspect Capital Limited each serves as a Trading Adviser to the Fund.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) served as administrator for the Fund through November 18, 2016. Effective November 19, 2016, U.S. Bancorp Fund Services, LLC (“USBFS”) serves as administrator for the Fund. For providing administrative and accounting services, USBFS is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

In addition, BNY Mellon served as the Fund’s transfer and dividend disbursing agent through November 18, 2016. Effective November 19, 2016, USBFS serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, USBFS is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

The Bank of New York Mellon provided certain custodial services to the Fund through November 18, 2016. Effective November 19, 2016, U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Foreside Funds Distributors, LLC served as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB through November 18, 2016. Effective November 19, 2016, Quasar Distributors, LLC serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

The Board has adopted a Plan of Distribution for the Class A Shares and the Class C Shares (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund’s Distributor is entitled to receive from the Fund a distribution fee with respect to the Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Class A Shares and up to 1.00% of the Class C Shares. The actual amount of such compensation under the Plan is agreed upon by the Board and by the Distributor. Because these fees are paid out of the Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges. Amounts paid to the Distributor under the Plan may be used by the Distributor to cover expenses that are related to (i) the sale of the Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Shares, all as set forth in the Fund’s 12b-1 Plan.

3. Director’s And Officer’s Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. The aggregate remuneration paid to the Directors by the Fund during the period ended February 28, 2017 was $18,547. Employees of Vigilant Compliance, LLC serve as President, Chief Compliance Officer and Assistant Treasurer of the Company.

38

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements
February 28, 2017
(Unaudited) (Continued)

Vigilant Compliance, LLC is compensated for the services provided to the Company. An employee of RBB serves as Treasurer and Secretary, and is compensated for services provided. Certain employees of USBFS serve as officers of the Company. They are not compensated by the Fund or the Company. For the period ended February 28, 2017, the Fund paid $13,991 in officer fees.

4. Purchases and Sales of Investment Securities

For the six months ended February 28, 2017, aggregate purchases and sales of investment securities (excluding short-term investments and derivative transactions) of the Fund were as follows:

	Purchases	Sales
Investments in Non-U.S. Government Securities	$—	$—
Investments in U.S. Government Securities	$—	$—

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the consolidated financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of February 28, 2017, the federal tax cost and aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows*:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$692,128,891	$1,522,805	$(429,162)	$1,093,643

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2016, primarily attributable to disallowed income from the Subsidiary, were reclassified to the following accounts:

Undistributed Net Investment Income	Accumulated Net Realized Gain/(Loss)	Paid-In Capital
$1,732,073	$21,240,712	$(22,972,785)

39

Abbey Capital Futures Strategy Fund

Notes To Consolidated Financial Statements
February 28, 2017
(Unaudited) (Concluded)

As of August 31, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses	Other Temporary Differences
$—	$—	$1,140,764	$(7,105,707)	$—

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains of the Subsidiary for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2016 were as follows:

Ordinary Income	Long-Term Gains	Total
$660,519	$—	$660,519

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the year ended August 31, 2016, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2016.

For the fiscal year ended August 31, 2016, the Fund deferred to September 1, 2016, the following losses:

Late-Year Ordinary Loss Deferral	Post-October Short-Term Capital Loss Deferral	Post-October Long-Term Capital Loss Deferral
$7,104,408	$1,299	$—

Accumulated capital losses represent net capital loss carry forwards as of August 31, 2016 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2016, the Fund had no capital loss carryforwards.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued, and has determined that there was the following subsequent event:

Effective April 10, 2017 (subsequent to the end of the reporting period), the Fund registered Class T Shares. Class T Shares are not currently available for sale.

40

Abbey Capital Futures Strategy Fund

Other Information
(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (844) 261-6484 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (800) SEC-0330.

Approval of Trading Advisory Agreement

As required by the 1940 Act, the Board of Directors (the “Board”) of the Company, including all of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”), considered the approval of a new Trading Advisory Agreement by and among Abbey Capital, Abbey Capital Offshore Limited (“ACOL”), and Aspect Capital Limited (“Aspect”), at a meeting of the Board held on May 4-5, 2016 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors, approved the new Trading Advisory Agreement with Aspect for an initial period ending August 16, 2017. The Board’s decision to approve the Trading Advisory Agreement reflects the exercise of its business judgment. In approving the Trading Advisory Agreement, the Board considered information provided by Abbey Capital and Aspect, with the assistance and advice of counsel to the Independent Directors and the Company.

In considering the approval of the new Trading Advisory Agreement with Aspect, the Directors took into account all materials provided prior to and during the Meeting and at other meetings throughout the past year, the presentations made during the Meeting, and the discussions held during the Meeting. Among other things, the Directors considered (i) the nature, extent, and quality of services to be provided to the Fund by Aspect; (ii) descriptions of the experience and qualifications of the personnel providing those services; (iii) Aspect’s investment philosophies and processes; (iv) Aspect’s assets under management and client descriptions; (v) Aspect’s soft dollar commission and trade allocation policies, including information on the types of research and services obtained in connection with soft dollar commissions; (vi) Aspect’s advisory fee arrangements with the Company and other similarly managed clients, as applicable; (vii) Aspect’s compliance procedures; and (viii) Aspect’s financial information and insurance coverage.

The Directors considered the nature, extent and quality of the services to be provided by Aspect. The Directors also considered the fees payable to Aspect under the Trading Advisory Agreement and the information provided by Abbey Capital on the services provided by Aspect. In this regard, the Directors noted that the fees for Aspect were payable by Abbey Capital.

After reviewing the information regarding Abbey Capital’s and Aspect’s costs, profitability and economies of scale, and after considering the services to be provided by Abbey Capital and Aspect, the Directors concluded that the trading advisory fees to be paid by Abbey Capital to Aspect were fair and reasonable and that the new Trading Advisory Agreement with Aspect should be approved for an initial period ending August 16, 2017.

41

Investment Adviser
Abbey Capital Limited
1-2 Cavendish Row
Dublin 1, Ireland

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
777 East Wisconsin Avenue, Floor 6
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103

Legal Counsel
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103-6996

ALTAIR SMALLER COMPANIES FUND

of

The RBB Fund, Inc.

SEMI-ANNUAL REPORT

February 28, 2017
(Unaudited)

This report is submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

ALTAIR SMALLER COMPANIES FUND

Semi-Annual Report
Performance Data
February 28, 2017
(Unaudited)

Average Annual Total Returns for the periods ended February 28, 2017
	Six Months†	One Year	Since Inception
Altair Smaller Companies Fund	10.09%	31.59%	9.30%*
Russell 2000® Index	12.61%	36.11%	11.35%**

†	Not annualized.

*	The Fund commenced operations on October 21, 2014.

**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling (844) 261-6482.

The Fund’s total annual Fund operating expenses, as stated in the current prospectus dated December 31, 2016, are 1.15% of average daily net assets. This ratio may differ from the actual expenses incurred by the Fund for the period covered by this report.

The Fund invests in common stock, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Portfolio composition is subject to change.

The Fund evaluates performance as compared to that of the Russell 2000® Index. The Russell 2000® Index is a widely-recognized, capitalization-weighted index that measures the performance of the smallest 2,000 companies in the Russell 3000® Index and is considered representative of small-cap stocks. It is impossible to invest directly in an index.

Investment Considerations

Investing in the Fund involves risk and an investor may lose money. The success of the Fund’s strategy depends on the Adviser’s ability to select Sub-Advisers and each manager’s ability to select investments for the Fund. The Fund may invest in riskier type investments including small and micro-cap stocks, IPOs, special situations and illiquid securities all of which may be more volatile and less liquid.

1

ALTAIR SMALLER COMPANIES FUND

Fund Expense Examples
February 28, 2017
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2016 through February 28, 2017 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Examples for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period*
Actual	$1,000.00	$1,100.90	$5.05
Hypothetical (5% return before expenses)	1,000.00	1,019.98	4.86

*
Expenses are equal to the Fund’s annualized six-month expense ratio of 0.97%, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Fund’s ending account value on the first line in the table is based on the actual six-month total investment return for the Fund as of February 28, 2017 of 10.09%.

2

ALTAIR SMALLER COMPANIES FUND

Portfolio Holdings Summary Table
February 28, 2017
(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCKS:
Banks	6.9%	$ 16,688,126
Software	6.3	15,212,626
Commercial Services	5.9	14,263,465
Semiconductors	5.3	12,854,622
Healthcare-Products	5.0	11,975,802
Retail	4.9	11,865,077
Computers	4.3	10,206,416
Internet	4.0	9,539,054
Pharmaceuticals	3.4	8,084,062
Diversified Financial Services	2.5	6,120,055
Transportation	2.5	6,052,506
Biotechnology	2.5	6,012,255
Oil & Gas	2.5	5,901,888
Electronics	2.5	5,898,697
Telecommunications	2.4	5,882,061
Miscellaneous Manufacturing	2.1	5,144,637
REITS	1.8	4,454,134
Insurance	1.8	4,233,057
Healthcare-Services	1.7	4,182,113
Engineering & Construction	1.6	3,968,643
Machinery-Diversified	1.5	3,648,632
Building Materials	1.5	3,584,106
Auto Parts & Equipment	1.5	3,499,989
Home Builders	1.4	3,421,151
Chemicals	1.4	3,409,361
Savings & Loans	1.2	2,988,510
Mining	1.2	2,897,050
Food	1.2	2,863,191
Distribution/Wholesale	1.1	2,721,209
Aerospace/Defense	1.0	2,434,416
Oil & Gas Services	0.9	2,053,718
Lodging	0.8	1,979,627
Beverages	0.8	1,872,168
Electrical Components & Equipment	0.7	1,706,499
Textiles	0.7	1,615,572
Investment Companies	0.7	1,575,378
Leisure Time	0.6	1,536,002
Entertainment	0.6	1,531,575
Metal Fabricate/Hardware	0.6	1,412,550
Home Furnishings	0.6	1,362,387
Apparel	0.6	1,344,344
Household Products / Wares	0.5	1,174,382
Media	0.4	1,046,505
Energy-Alternate Sources	0.4	924,555
Gas	0.4	883,077
Housewares	0.3	781,653
Environmental Control	0.3	760,917
Hand / Machine Tools	0.2	576,720
Airlines	0.2	489,019
Advertising	0.2	466,323
Electric	0.2	406,781
Coal	0.1	338,260
Real Estate	0.1	332,491
Cosmetics/Personal Care	0.1	310,882
Agriculture	0.1	232,822
Forest Products & Paper	0.1	192,055
Holding Companies-Diversified	0.1	158,498
Water	0.1	150,979
Packaging & Containers	0.1	150,273
Trucking & Leasing	0.1	135,485
Metals & Mining	0.1	135,116
Iron / Steel	0.0	117,820
Office Furnishings	0.0	57,702
Health Care Providers & Services	0.0	50,947
SHORT-TERM INVESTMENTS	5.5	13,279,327
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.1)	(168,210)
NET ASSETS	100.0%	$ 240,981,110

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

3

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments
February 28, 2017
(Unaudited)

	Number of Shares	Value
COMMON STOCKS - 94.6%

Advertising — 0.2%
MDC Partners, Inc.	47,917	$419,274
Xcel Brands, Inc.*	9,905	47,049
		466,323
Aerospace/Defense — 1.0%
Aerovironment, Inc.*	1,433	38,720
Cubic Corp.	15,562	817,783
Curtiss-Wright Corp.	2,004	196,051
Kaman Corp.	2,787	144,283
KLX, Inc.*	11,934	600,758
Kratos Defense & Security Solutions, Inc.*	34,050	280,913
Moog, Inc.*	1,762	119,076
National Presto Industries, Inc.	728	72,509
Orbital ATK, Inc.	1,778	164,323
		2,434,416
Agriculture — 0.1%
Andersons, Inc., (The)	3,403	134,589
Universal Corp.	1,451	98,233
		232,822
Airlines — 0.2%
Allegiant Travel Co.	537	93,492
Hawaiian Holdings, Inc.*	2,251	109,511
SkyWest, Inc.	8,137	286,016
		489,019
Apparel — 0.6%
Iconix Brand Group, Inc.*	10,404	80,215
Oxford Industries, Inc.	1,003	56,379
Rocky Brands, Inc.	26,890	290,412
Skechers U.S.A., Inc.*	6,336	162,645
Steven Madden Ltd.*	3,222	120,342
Superior Uniform Group, Inc.	17,022	311,843
Tilly's, Inc.	11,179	123,304
Unifi, Inc.*	2,260	61,675
Wolverine World Wide, Inc.	5,464	137,529
		1,344,344
Auto Parts & Equipment — 1.5%
American Axle & Manufacturing Holdings, Inc.*	6,688	132,556
Douglas Dynamics, Inc.	6,301	210,138
Gentherm, Inc.*	1,375	49,844
Horizon Global Corp.*	22,492	411,154
Motorcar Parts of America, Inc.*	64,046	1,816,985
Spartan Motors, Inc.	75,314	500,838
Superior Industries International, Inc.	3,264	73,114
Unique Fabricating, Inc.	26,669	305,360
		3,499,989
Banks — 6.9%
American River Bankshares	40,330	600,110
Atlantic Capital Bancshares, Inc.*	23,592	424,656
Bank of Commerce Holdings	59,930	602,296
Bank of the Ozarks, Inc.	8,051	440,631
Banner Corp.	1,722	100,083
Boston Private Financial Holdings, Inc.	14,098	242,486
Cardinal Financial Corp.	4,668	145,828
CB Financial Services, Inc.	7,960	206,164
Central Pacific Financial Corp.	2,762	87,224
City Holding Co.	4,208	275,624
CoBiz Financial, Inc.	13,008	221,786
Community Bank System, Inc.	1,997	118,642
CU Bancorp*	8,767	344,543
CVB Financial Corp.	8,715	206,981
Farmers National Banc Corp.	45,570	628,866
FCB Financial Holdings, Inc.*	9,204	447,314
First BanCorp, (Puerto Rico)*	46,257	295,120
First Bancshares, Inc., (The)	14,000	406,000
First Citizens BancShares, Inc.	859	306,053
First Commonwealth Financial Corp.	11,374	158,440
First Financial Bancorp	7,350	203,962
First Financial Bankshares, Inc.	6,581	289,564
First Northwest Bancorp*	6,840	105,610
Franklin Financial Network, Inc.*	8,219	323,829
Glacier Bancorp, Inc.	3,879	143,213
Herc Holdings, Inc.*	8,979	464,125
Home BancShares, Inc.	11,434	321,753
Hope Bancorp, Inc.	14,673	314,002
Horizon Bancorp	22,855	592,859
Independent Bank Corp. Rockland MA	1,226	79,690
LegacyTexas Financial Group, Inc.	10,517	447,919
Live Oak Bancshares, Inc.	19,864	455,879
MB Financial, Inc.	6,569	295,736
Midland States Bancorp, Inc.	6,280	220,805
MidSouth Bancorp, Inc.	36,980	543,606
Northeast Bancorp*	1,910	26,263
Northrim BanCorp, Inc.	11,610	338,432
OFG Bancorp, (Puerto Rico)	9,765	125,969
Oritani Financial Corp.	2,321	39,921
Orrstown Financial Services, Inc.	14,240	311,144
Pacific Continental Corp.	21,300	535,695
Pacific Mercantile Bancorp*	63,480	466,578
People's Utah Bancorp	24,940	663,404
Preferred Bank	6,157	345,654
Premier Financial Bancorp, Inc.	31,280	574,926

The accompanying notes are an integral part of the financial statements.

4

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)
February 28, 2017
(Unaudited)

	Number of Shares	Value
Banks — (Continued)
PrivateBancorp, Inc.	2,852	$161,423
Seacoast Banking Corp of Florida*	9,598	222,962
Southside Bancshares, Inc.	4,403	155,118
Texas Capital Bancshares, Inc.*	1,396	124,453
Tompkins Financial Corp.	1,660	148,935
TriState Capital Holdings, Inc.*	10,846	255,423
TrustCo Bank Corp., NY	17,124	142,985
UMB Financial Corp.	3,746	295,260
United Bankshares, Inc.	5,281	236,325
United Community Banks, Inc.	3,164	91,408
Veritex Holdings, Inc.*	5,515	158,005
Walker & Dunlop, Inc.*	1,239	50,365
Westamerica Bancorp.	2,698	156,079
		16,688,126
Beverages — 0.8%
Farmer Brothers Co.*	27,642	903,202
MGP Ingredients, Inc.	7,718	341,367
Primo Water Corp.*	29,057	416,677
Reed's, Inc.*	53,398	210,922
		1,872,168
Biotechnology — 2.5%
Acorda Therapeutics, Inc.*	3,406	90,089
AMAG Pharmaceuticals, Inc.*	3,174	71,256
ANI Pharmaceuticals, Inc.*	2,019	119,262
Applied Genetic Technologies Corp.*	15,319	118,722
Blueprint Medicines Corp.*	22,254	782,896
Cambrex Corp.*	3,017	170,008
ChromaDex Corp.*	48,795	134,674
Exact Sciences Corp.*	25,104	540,238
Ligand Pharmaceuticals, Inc.*	1,187	124,196
Loxo Oncology, Inc.*	17,775	789,921
Medicines Co., (The)*	4,827	253,031
Momenta Pharmaceuticals, Inc.*	31,780	491,001
NeoGenomics, Inc.*	154,253	1,244,822
Organovo Holdings, Inc.*	45,573	142,188
Otonomy, Inc.*	29,440	437,184
Paratek Pharmaceuticals, Inc.*	6,276	93,826
Pfenex, Inc.*	11,749	84,945
Spectrum Pharmaceuticals, Inc.*	39,979	255,866
Sunesis Pharmaceuticals, Inc.*	16,183	68,130
		6,012,255
Building Materials — 1.5%
AAON, Inc.	2,382	80,154
Apogee Enterprises, Inc.	1,184	67,701
Aqua Metals, Inc.*	7,640	130,186
Aspen Aerogels, Inc.*	39,368	162,984
Foundation Building Materials, Inc.*	16,651	272,077
Gibraltar Industries, Inc.*	12,889	534,249
Griffon Corp.	4,619	116,168
Headwaters, Inc.*	4,288	98,624
M/I Homes, Inc.*	2,608	61,549
New Relic, Inc.*	12,103	425,783
Patrick Industries, Inc.*	6,616	528,288
Simpson Manufacturing Co., Inc.	2,069	89,298
Summit Materials, Inc.*	16,827	401,997
Universal Forest Products, Inc.	2,701	258,783
US Concrete, Inc.*	5,655	356,265
		3,584,106
Chemicals — 1.4%
A Schulman, Inc.	2,902	97,943
Aceto Corp.	3,284	50,377
AdvanSix, Inc.*	11,638	317,485
Balchem Corp.	1,142	99,548
Calgon Carbon Corp.	4,182	58,966
Chemours Co., (The)	15,445	519,879
Hawkins, Inc.	7,480	369,886
HB Fuller Co.	4,743	234,352
Innophos Holdings, Inc.	2,039	108,047
Innospec, Inc.	1,121	73,201
Koppers Holdings, Inc.*	2,012	88,226
Kraton Corp.*	2,728	74,283
Landec Corp.*	81,157	1,022,578
Rayonier Advanced Materials, Inc.	6,815	90,367
Stepan Co.	2,701	204,223
		3,409,361
Coal — 0.1%
SunCoke Energy, Inc.*	4,934	48,107
US Geothermal, Inc.*	69,249	290,153
		338,260
Commercial Services — 5.9%
ABM Industries, Inc.	3,179	129,671
AMN Healthcare Services, Inc.*	3,294	135,548
ARC Document Solutions, Inc.*	113,670	456,953
AstroNova, Inc.	18,890	255,959
Barrett Business Services, Inc.	15,445	988,943
BG Staffing, Inc.	37,170	487,299
Brink's Co., (The)	4,054	216,686
CAI International, Inc.*	48,770	754,472
Capella Education Co.	1,954	148,699
Cardtronics, PLC, (United Kingdom)*	1,985	87,499
Care.com, Inc.*	30,887	315,048

The accompanying notes are an integral part of the financial statements.

5

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)
February 28, 2017
(Unaudited)

	Number of Shares	Value
Commercial Services — (Continued)
Chegg, Inc.*	26,727	$211,143
CRA International, Inc.	13,460	482,676
Green Dot Corp.*	4,948	145,026
Hackett Group, Inc., (The)	18,788	378,766
Healthcare Services Group, Inc.	3,392	140,361
HealthEquity, Inc.*	6,888	301,006
HMS Holdings Corp.*	9,256	172,439
Hostess Brands, Inc.*	37,333	568,582
Insperity, Inc.	3,188	265,401
Kelly Services, Inc.	22,612	483,445
Korn/Ferry International	4,210	130,131
Landauer, Inc.	903	47,182
MarketAxess Holdings, Inc.	2,439	476,166
Matthews International Corp.	1,608	105,887
Medifast, Inc.	14,160	634,934
MINDBODY, Inc.*	18,218	483,688
Monro Muffler Brake, Inc.	2,000	115,000
Navigant Consulting, Inc.*	3,071	71,554
Nutrisystem, Inc.	13,418	623,937
On Assignment, Inc.*	3,035	143,222
Ooma, Inc.*	33,758	342,644
PAREXEL International Corp.*	2,105	136,172
PFSweb, Inc.*	72,363	507,265
Resources Connection, Inc.	40,433	683,318
RR Donnelley & Sons Co.	3,037	50,930
ServiceSource International, Inc.*	136,098	536,226
SP Plus Corp.*	25,864	834,114
Strayer Education, Inc.	2,209	171,286
Team, Inc.*	2,595	89,138
TechTarget, Inc.*	16,472	150,719
Teladoc, Inc.*	11,719	258,404
TrueBlue, Inc.*	2,445	63,448
Viad Corp.	10,222	482,478
		14,263,465
Computers — 4.3%
Brocade Communications Systems, Inc.	4,278	52,662
CACI International, Inc.*	1,145	143,583
Computer Services, Inc.	17,369	781,605
Digimarc Corp.*	12,434	313,337
DMC Global, Inc.	66,861	999,572
Electronics For Imaging, Inc.*	1,897	87,395
Engility Holdings, Inc.*	2,262	70,823
Everspin Technologies, Inc.*	19,930	199,898
ExlService Holdings, Inc.*	1,497	66,856
Globant S.A., (Luxembourg)*	12,412	450,556
Icad, Inc.*	71,137	267,475
Insight Enterprises, Inc.*	2,176	92,175
KEYW Holding Corp., (The)*	45,831	454,644
MAXIMUS, Inc.	1,853	110,569
Mercury Systems, Inc.*	35,956	1,343,316
Mitek Systems, Inc.*	88,303	551,894
MTS Systems Corp.	769	42,257
Quantum Corp.*	535,520	465,902
Radisys Corp.*	197,670	755,099
Super Micro Computer, Inc.*	3,359	87,334
Sykes Enterprises, Inc.*	18,179	494,832
TeleTech Holdings, Inc.	3,501	106,080
USA Technologies, Inc.*	145,980	583,920
VeriFone Systems, Inc.*	45,990	950,613
Vocera Communications, Inc.*	35,477	734,019
		10,206,416
Cosmetics/Personal Care — 0.1%
elf Beauty, Inc.*	8,364	231,683
Inter Parfums, Inc.	2,289	79,199
		310,882
Distribution/Wholesale — 1.1%
Anixter International, Inc.*	1,549	129,032
Beacon Roofing Supply, Inc.*	9,070	412,141
Essendant, Inc.	3,125	49,781
G-III Apparel Group Ltd.*	2,211	56,889
H&E Equipment Services, Inc.	13,541	355,316
Pool Corp.	2,106	241,579
ScanSource, Inc.*	1,959	78,850
SiteOne Landscape Supply, Inc.*	18,435	722,836
Titan Machinery, Inc.*	47,688	674,785
		2,721,209
Diversified Financial Services — 2.5%
Blackhawk Network Holdings, Inc.*	40,225	1,466,201
Encore Capital Group, Inc.*	4,540	151,182
Enova International, Inc.*	41,598	596,931
Evercore Partners, Inc.	1,107	88,062
Financial Engines, Inc.	3,587	158,904
FNFV Group*	129,655	1,614,205
Greenhill & Co, Inc.	6,119	180,816
Interactive Brokers Group, Inc.	3,063	112,443
Investment Technology Group, Inc.	2,378	47,608
Piper Jaffray Cos	3,786	267,859
PRA Group, Inc.*	3,304	134,803
Silvercrest Asset Management Group, Inc.	42,722	570,339
WageWorks, Inc.*	8,022	617,694
World Acceptance Corp.*	2,155	113,008
		6,120,055
Electric — 0.2%
ALLETE, Inc.	4,232	284,433
Avista Corp.	1,395	55,619
El Paso Electric Co.	1,366	66,729
		406,781

The accompanying notes are an integral part of the financial statements.
6

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)
February 28, 2017
(Unaudited)

	Number of Shares	Value
Electrical Components & Equipment — 0.7%
Advanced Energy Industries, Inc.*	2,466	$153,139
Encore Wire Corp.	1,278	60,705
EnerSys	3,171	243,311
General Cable Corp.	4,266	71,242
Graham Corp.	14,664	321,582
Insteel Industries, Inc.	4,174	150,765
Littelfuse, Inc.	1,079	174,205
SPX Corp.*	4,521	119,264
Universal Display Corp.*	4,859	412,286
		1,706,499
Electronics — 2.5%
Brady Corp.	2,928	111,996
Coherent, Inc.*	1,014	185,136
CyberOptics Corp.*	9,147	314,657
ESCO Technologies, Inc.	10,060	545,252
FARO Technologies, Inc.*	2,255	77,797
II-VI, Inc.*	3,812	135,707
IMAX Corp., (Canada)*	13,444	434,913
Itron, Inc.*	4,655	301,178
Ituran Location and Control Ltd., (Israel)	21,201	593,628
Methode Electronics, Inc.	2,476	102,754
Napco Security Technologies, Inc.*	51,481	445,311
Orbotech Ltd., (Israel)*	28,885	870,883
OSI Systems, Inc.*	5,966	449,956
Plexus Corp.*	2,641	148,081
Rogers Corp.*	1,868	154,129
Sanmina Corp.*	6,648	259,272
TASER International, Inc.*	5,340	137,078
TTM Technologies, Inc.*	8,548	138,136
ZAGG, Inc.*	81,460	492,833
		5,898,697
Energy-Alternate Sources — 0.4%
Green Plains, Inc.	3,277	82,089
REX American Resources orp.*	2,668	222,031
TPI Composites, Inc.*	35,555	620,435
		924,555
Engineering & Construction — 1.6%
Aegion Corp.*	5,582	127,046
Argan, Inc.	3,376	232,606
Comfort Systems USA, Inc.	4,006	152,829
Dycom Industries, Inc.*	2,682	220,407
EMCOR Group, Inc.	4,741	291,477
Exponent, Inc.	1,390	79,855
Granite Construction, Inc.	8,100	429,381
MasTec, Inc.*	11,210	439,992
MYR Group, Inc.*	4,168	156,342
NV5 Global, Inc.*	19,581	720,581
Primoris Services Corp.	18,296	454,838
Sterling Construction Co, Inc.*	61,140	549,649
TopBuild Corp.*	2,707	113,640
		3,968,643
Entertainment — 0.6%
International Speedway Corp.	25,482	945,382
Pinnacle Entertainment, Inc.*	3,069	53,278
Red Rock Resorts, Inc.	18,460	405,566
Scientific Games Corp.*	6,167	127,349
		1,531,575
Environmental Control — 0.3%
AquaVenture Holdings Ltd.*	6,872	113,388
Hudson Technologies, Inc.*	29,882	213,955
Tetra Tech, Inc.	3,198	128,719
US Ecology, Inc.	6,007	304,855
		760,917
Food — 1.2%
B&G Foods, Inc.	4,803	204,127
Calavo Growers, Inc.	2,535	142,974
Cal-Maine Foods, Inc.	1,158	43,946
Darling Ingredients, Inc.*	8,943	116,348
DineEquity, Inc.	1,680	100,498
Ingles Markets, Inc.	28,520	1,336,162
J&J Snack Foods Corp.	681	91,118
Lifeway Foods, Inc.*	31,140	327,281
Ruth's Hospitality Group, Inc.	8,857	149,241
Sanderson Farms, Inc.	1,371	130,300
Snyder's-Lance, Inc.	3,587	141,973
SpartanNash Co.	2,270	79,223
		2,863,191
Forest Products & Paper — 0.1%
Clearwater Paper Corp.*	1,300	72,280
Neenah Paper, Inc.	743	54,425
PH Glatfelter Co.	2,957	65,350
		192,055
Gas — 0.4%
New Jersey Resources Corp.	2,340	92,196
Northwest Natural Gas Co.	2,390	143,639
South Jersey Industries, Inc.	4,502	157,660
Southwest Gas Holdings, Inc.	1,612	137,874
Spire, Inc.	5,337	351,708
		883,077
Hand / Machine Tools — 0.2%
Franklin Electric Co, Inc.	1,615	67,669
Hardinge, Inc.	48,620	509,051
		576,720
Health Care Providers & Services — 0.0%
PharMerica Corp.*	2,071	50,947

Healthcare-Products — 5.0%
Abaxis, Inc.	1,761	87,786
ABIOMED, Inc.*	1,897	223,789
Alpha Pro Tech Ltd., (Canada)*	44,141	134,630

The accompanying notes are an integral part of the financial statements.

7

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)
February 28, 2017
(Unaudited)

	Number of Shares	Value
Healthcare-Products — (Continued)
Analogic Corp.	998	$82,185
AxoGen, Inc.*	33,177	346,700
Biolase, Inc.*	194,035	283,291
BioTelemetry, Inc.*	11,532	293,489
Cantel Medical Corp.	1,814	148,948
Cardiovascular Systems, Inc.*	14,777	419,667
Cerus Corp.*	68,400	286,596
CRH Medical Corp., (Canada)*	176,036	1,214,648
CryoLife, Inc.*	49,579	793,264
Cynosure, Inc.*	1,507	99,462
Digirad Corp.	62,771	329,548
Haemonetics Corp.*	3,260	121,696
ICU Medical, Inc.*	578	86,931
Inogen, Inc.*	7,589	520,757
Integra LifeSciences Holdings Corp.*	3,088	131,981
Invacare Corp.	5,623	68,038
Invuity, Inc.*	54,584	428,484
iRadimed Corp.*	23,307	194,613
iRhythm Technologies, Inc.*	6,766	260,626
K2M Group Holdings, Inc.*	34,231	686,332
LeMaitre Vascular, Inc.	19,129	423,516
Masimo Corp.*	3,409	308,037
Merit Medical Systems, Inc.*	19,274	593,639
NanoString Technologies, Inc.*	14,761	278,540
Novan, Inc.*	12,291	69,567
NuVasive, Inc.*	2,621	195,946
NxStage Medical, Inc.*	16,086	459,416
Penumbra, Inc.*	5,506	422,861
Repligen Corp.*	15,645	492,974
Spectranetics Corp., (The)*	7,806	217,202
Tactile Systems Technology, Inc.*	20,165	407,938
West Pharmaceutical Services, Inc.	7,912	652,503
Zeltiq Aesthetics, Inc.*	3,797	210,202
		11,975,802
Healthcare-Services — 1.7%
Air Methods Corp.*	22,471	850,527
Almost Family, Inc.*	8,660	429,969
Amedisys, Inc.*	2,217	106,904
Chemed Corp.	621	110,880
Clearside Biomedical, Inc.*	10,526	82,629
Community Health Systems, Inc.*	9,435	91,991
Kindred Healthcare, Inc.	11,793	106,137
LHC Group, Inc.*	2,720	130,614
Magellan Health, Inc.*	2,346	162,226
Natera, Inc.*	44,237	422,906
OncoMed Pharmaceuticals, Inc.*	9,892	100,503
Providence Service Corp., (The)*	494	20,066
Psychemedics Corp.	22,388	475,745
Surgery Partners, Inc.*	23,540	529,650
Tivity Health, Inc.*	7,967	230,246
US Physical Therapy, Inc.	4,377	331,120
		4,182,113
Holding Companies-Diversified — 0.1%
KLR Energy Acquisition Corp.*	13,432	158,498

Home Builders — 1.4%
Forterra, Inc.*	20,383	404,195
Installed Building Products, Inc.*	11,659	548,556
LGI Homes, Inc.*	12,628	366,338
Meritage Homes Corp.*	2,012	71,526
PICO Holdings, Inc.*	49,178	673,739
TRI Pointe Group, Inc.*	36,523	436,085
UCP, Inc.*	32,040	347,634
Winnebago Industries, Inc.	17,366	573,078
		3,421,151
Home Furnishings — 0.6%
American Woodmark Corp.*	1,043	90,167
Ethan Allen Interiors, Inc.	1,908	54,855
Hooker Furniture Corp.	8,270	272,910
iRobot Corp.*	968	55,253
La-Z-Boy, Inc.	1,163	31,401
RH*	2,129	64,807
Select Comfort Corp.*	27,579	647,831
Universal Electronics, Inc.*	2,113	145,163
		1,362,387
Household Products / Wares — 0.5%
Acme United Corp.	15,224	393,540
SodaStream International Ltd., (Israel)*	13,777	671,491
WD-40 Co.	995	109,351
		1,174,382
Housewares — 0.3%
Lifetime Brands, Inc.	31,700	459,650
Toro Co., (The)	5,348	322,003
		781,653
Insurance — 1.8%
American Equity Investment Life Holding Co.	11,107	298,889
American National Insurance Co.	3,950	474,395
Conifer Holdings, Inc.*	44,750	315,487
Employers Holdings, Inc.	3,729	140,210
Health Insurance Innovations, Inc.*	10,114	181,546
Horace Mann Educators Corp.	2,570	107,683

The accompanying notes are an integral part of the financial statements.

8

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)
February 28, 2017
(Unaudited)

	Number of Shares	Value
Insurance — (Continued)
Infinity Property & Casualty Corp.	1,346	$126,861
ProAssurance Corp.	2,565	151,592
RLI Corp.	1,478	86,389
Safety Insurance Group, Inc.	1,702	120,842
Selective Insurance Group, Inc.	3,866	171,264
White Mountains Insurance Group Ltd.	2,198	2,057,899
		4,233,057
Internet — 4.0%
8x8, Inc.*	37,308	563,351
Autobytel, Inc.*	14,162	177,025
Blucora, Inc.*	3,569	55,676
Boingo Wireless, Inc.*	45,803	499,711
ePlus, Inc.*	5,598	710,666
Etsy, Inc.*	35,883	434,902
HealthStream, Inc.*	2,625	64,234
magicJack VocalTec Ltd., (Israel)*	100,450	753,375
Match Group, Inc.*	19,334	312,437
Mimecast Ltd.*	48,522	954,913
NIC, Inc.	3,334	70,347
Proofpoint, Inc.*	7,458	587,467
Q2 Holdings, Inc.*	16,972	610,143
Quotient Technology, Inc.*	19,169	228,111
Reis, Inc.	17,428	336,360
RingCentral, Inc.*	17,714	472,964
Shopify, Inc., (Canada)*	3,987	236,070
Shutterstock, Inc.*	8,281	361,134
Stamps.com, Inc.*	1,004	126,604
Trade Desk, Inc., (The)*	13,538	571,439
Wix.com Ltd., (Israel)*	7,833	487,996
Yelp, Inc.*	10,900	367,330
Zendesk, Inc.*	20,448	556,799
		9,539,054
Investment Companies — 0.7%
Acacia Research Corp.*	93,960	549,666
Capital Southwest Corp.	31,456	517,766
Cowen Group, Inc.*	11,034	157,786
PennantPark Floating Rate Capital Ltd.	25,957	350,160
		1,575,378
Iron / Steel — 0.0%
AK Steel Holding Corp.*	14,144	117,820

Leisure Time — 0.6%
Arctic Cat, Inc.*	8,990	166,315
Callaway Golf Co.	4,678	47,295
Fox Factory Holding Corp.*	12,744	341,539
Intrawest Resorts Holdings, Inc.*	12,463	293,628
MCBC Holdings, Inc.	14,411	211,553
Planet Fitness, Inc.	22,114	475,672
		1,536,002
Lodging — 0.8%
Belmond Ltd., (Bermuda)*	10,812	140,015
Boyd Gaming Corp.*	4,776	93,944
Civeo Corp.*	99,632	349,708
ILG, Inc.	8,186	154,552
La Quinta Holdings, Inc.*	57,600	798,336
Monarch Casino & Resort, Inc.*	17,389	443,072
		1,979,627
Machinery-Diversified — 1.5%
Albany International Corp.	1,126	51,064
Applied Industrial Technologies, Inc.	1,045	65,887
Chart Industries, Inc.*	2,562	91,182
Columbus McKinnon Corp.	17,310	446,771
Hurco Cos, Inc.	15,730	432,575
Manitex International, Inc.*	70,610	545,109
NN, Inc.	31,290	628,929
SPX FLOW, Inc.*	10,543	358,462
Tennant Co.	1,504	105,656
Twin Disc, Inc.*	50,437	922,997
		3,648,632
Media — 0.4%
EW Scripps Co., (The)*	5,671	130,603
Gannett Co, Inc.	5,535	48,265
Scholastic Corp.	1,251	56,370
TiVo Corp.	7,248	134,088
Tribune Media Co.	19,617	677,179
		1,046,505
Metal Fabricate/Hardware — 0.6%
CIRCOR International, Inc.	889	55,216
Mueller Industries, Inc.	4,223	176,606
Mueller Water Products, Inc.	33,035	409,304
Northwest Pipe Co.*	34,320	600,257
TimkenSteel Corp.*	8,182	171,167
		1,412,550
Metals & Mining — 0.1%
Ramaco Resources, Inc.*	12,396	135,116

Mining — 1.2%
A-Mark Precious Metals, Inc.	22,692	423,433
Century Aluminum Co.*	22,999	323,941
Fairmount Santrol Holdings, Inc.*	48,846	463,060
Independence Contract Drilling, Inc.*	24,588	146,299
Kaiser Aluminum Corp.	1,039	81,904
Keane Group, Inc.*	21,076	369,251
Materion Corp.	1,920	66,912
Stillwater Mining Co.*	8,970	153,028

The accompanying notes are an integral part of the financial statements.

9

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)
February 28, 2017
(Unaudited)

	Number of Shares	Value
Mining — (Continued)
United States Lime & Minerals, Inc.	4,143	$315,531
US Silica Holdings, Inc.	10,949	553,691
		2,897,050
Miscellaneous Manufacturing — 2.1%
Actuant Corp.	1,678	44,551
Boise Cascade Co.*	3,023	81,923
Core Molding Technologies, Inc.*	9,079	146,989
EnPro Industries, Inc.	2,498	163,069
Fabrinet, (Cayman Islands)*	12,385	514,597
FreightCar America, Inc.	20,702	283,824
Glaukos Corp.*	12,070	549,185
Globus Medical, Inc.*	7,647	212,663
Harsco Corp.*	14,378	202,730
Hillenbrand, Inc.	2,960	107,596
John Bean Technologies Corp.	7,430	664,242
Kornit Digital Ltd., (Israel)*	40,733	659,875
LCI Industries	1,629	175,443
Lydall, Inc.*	3,818	193,573
Mobile Mini, Inc.	1,801	58,623
Nautilus, Inc.*	2,404	38,704
Novadaq Technologies, Inc., (Canada)*	48,344	350,977
Nuvectra Corp.*	20,298	150,611
Proto Labs, Inc.*	1,026	56,020
SEVCON, Inc.*	1,128	16,762
Sturm Ruger & Co., Inc.	968	48,255
Vista Outdoor, Inc.*	20,980	424,425
		5,144,637
Office Furnishings — 0.0%
Interface, Inc.	3,053	57,702

Oil & Gas — 2.5%
Atwood Oceanics, Inc.*	28,400	298,484
Bill Barrett Corp.*	9,499	52,339
Callon Petroleum Co.*	34,845	439,744
Carrizo Oil & Gas, Inc.*	3,151	102,565
Earthstone Energy, Inc.*	15,583	201,021
Evolution Petroleum Corp.	27,294	238,822
Gran Tierra Energy, Inc., (Canada)*	86,490	231,793
Matador Resources Co.*	15,745	378,982
MRC Global, Inc.*	21,556	435,647
Murphy USA, Inc.*	19,795	1,260,942
PBF Energy, Inc.	22,670	555,188
PDC Energy, Inc.*	7,337	495,908
Resolute Energy Corp.*	16,177	753,039
Ring Energy, Inc.*	18,721	231,392
Synergy Resources Corp.*	13,188	107,746
Unit Corp.*	4,358	118,276
		5,901,888
Oil & Gas Services — 0.9%
Dawson Geophysical Co.*	46,575	359,559
Flotek Industries, Inc.*	5,288	71,494
Helix Energy Solutions Group, Inc.*	17,356	143,361
Mammoth Energy Services, Inc.*	13,696	294,464
Natural Gas Services Group, Inc.*	24,672	642,706
Profire Energy, Inc.*	179,580	224,475
Tesco Corp.*	38,043	317,659
		2,053,718
Packaging & Containers — 0.1%
KapStone Paper and Packaging Corp.	4,714	106,536
Multi-Color Corp.	610	43,737
		150,273
Pharmaceuticals — 3.4%
Aclaris Therapeutics, Inc.*	13,952	435,721
Adaptimmune Therapeutics PLC, (United Kingdom) ADR*	38,748	156,154
Akorn, Inc.*	23,169	482,147
Anika Therapeutics, Inc.*	1,077	50,393
Chimerix, Inc.*	16,541	93,953
Collegium Pharmaceutical, Inc.*	24,776	328,530
Eagle Pharmaceuticals, Inc.*	5,650	433,298
Emergent BioSolutions, Inc.*	3,096	97,152
Enanta Pharmaceuticals, Inc.*	2,651	76,402
Flexion Therapeutics, Inc.*	10,135	203,207
Foamix Pharmaceuticals Ltd., (Israel)*	36,650	358,437
Global Blood Therapeutics, Inc.*	7,924	220,683
Heska Corp.*	6,445	597,709
Impax Laboratories, Inc.*	7,686	109,526
Imprimis Pharmaceuticals, Inc.*	58,603	142,991
Innoviva, Inc.*	9,226	106,560
Kindred Biosciences, Inc.*	29,218	151,934
La Jolla Pharmaceutical Co.*	4,042	135,447
MyoKardia, Inc.*	16,494	200,402
Natural Grocers by Vitamin Cottage, Inc.*	107,832	1,301,532
Nature's Sunshine Products, Inc.	19,746	225,104
Nektar Therapeutics*	11,411	149,256
Neogen Corp.*	3,466	224,805
Patheon N.V., (Netherlands)*	13,880	437,220
Phibro Animal Health Corp.	2,922	81,378
PRA Health Sciences, Inc.*	8,524	503,001
Prestige Brands Holdings, Inc.*	4,121	233,331
Revance Therapeutics, Inc.*	14,143	297,003
Synergy Pharmaceuticals, Inc.*	17,949	103,925
Teligent, Inc.*	20,540	146,861
		8,084,062

The accompanying notes are an integral part of the financial statements.

10

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)
February 28, 2017
(Unaudited)

	Number of Shares	Value
Real Estate — 0.1%
HFF, Inc.	2,032	$60,249
Marcus & Millichap, Inc.*	9,954	272,242
		332,491
REITS — 1.8%
Acadia Realty Trust	3,764	120,561
Agree Realty Corp.	1,641	81,443
CareTrust REIT, Inc.	3,664	57,818
Cedar Realty Trust, Inc.	6,794	39,881
CoreSite Realty Corp.	1,355	122,045
Cousins Properties, Inc.	8,805	75,283
DiamondRock Hospitality Co.	8,155	88,645
EastGroup Properties, Inc.	2,590	192,541
Farmland Partners, Inc.	27,757	316,985
GEO Group, Inc., (The)	20,209	962,150
Getty Realty Corp.	5,173	136,515
Government Properties Income Trust	6,612	136,273
Healthcare Realty Trust, Inc.	7,137	228,099
Hersha Hospitality Trust	9,316	181,755
Lexington Realty Trust	12,112	135,170
LTC Properties, Inc.	3,774	182,058
Medical Properties Trust, Inc.	7,925	106,353
National Storage Affiliates Trust	13,666	330,991
Parkway, Inc.*	3,279	68,793
PS Business Parks, Inc.	1,242	144,333
Retail Opportunity Investments Corp.	3,666	80,652
Sabra Health Care REIT, Inc.	8,635	234,872
Summit Hotel Properties, Inc.	6,963	107,161
Universal Health Realty Income Trust	3,063	196,583
Urstadt Biddle Properties, Inc.	5,708	127,174
		4,454,134
Retail — 4.9%
Abercrombie & Fitch Co.	7,427	88,827
Asbury Automotive Group, Inc.*	2,463	160,464
Barnes & Noble Education, Inc.*	3,876	37,210
Barnes & Noble, Inc.	8,365	81,977
Big 5 Sporting Goods Corp.	32,100	431,745
Biglari Holdings, Inc.*	2,123	911,680
BJ's Restaurants, Inc.*	2,592	94,219
BMC Stock Holdings, Inc.*	20,285	425,985
Bob Evans Farms, Inc.	1,288	73,068
Buckle, Inc., (The)	6,153	122,137
Build-A-Bear Workshop, Inc.*	41,630	376,752
Carrols Restaurant Group, Inc.*	14,482	228,816
Casey's General Stores, Inc.	1,888	216,327
Children's Place, Inc., (The)	1,027	104,035
Chuy's Holdings, Inc.*	10,306	293,721
Core-Mark Holding Co, Inc.	2,299	74,764
Cracker Barrel Old Country Store, Inc.	790	127,182
Del Taco Restaurants, Inc.*	49,401	613,066
Denny's Corp.*	15,505	194,743
El Pollo Loco Holdings, Inc.*	4,723	59,037
Express, Inc.*	5,385	60,527
EZCORP, Inc.*	6,969	61,327
Fiesta Restaurant Group, Inc.*	3,891	77,236
Finish Line, Inc., (The)	6,496	105,885
FirstCash, Inc.	2,930	129,945
Five Below, Inc.*	13,898	535,768
Francesca's Holdings Corp.*	14,152	240,159
Gordmans Stores, Inc.*	116,160	68,534
Group 1 Automotive, Inc.	1,277	99,210
Guess, Inc.	6,365	80,836
Habit Restaurants, Inc., (The)*	25,132	338,025
Ingevity Corp.*	2,186	117,978
J Alexander's Holdings, Inc.*	44,816	416,789
Liberty Expedia Holdings, Inc.*	26,940	1,165,963
Lithia Motors, Inc.	1,169	111,838
Lumber Liquidators Holdings, Inc.*	5,091	90,263
MarineMax, Inc.*	22,924	515,790
New Age Beverages Corp.*	56,383	197,904
Ollie's Bargain Outlet Holdings, Inc.*	16,820	527,307
Papa John's International, Inc.	1,043	82,314
PC Connection, Inc.	18,470	494,257
PCM, Inc.*	31,710	852,999
PetMed Express, Inc.	2,094	44,100
Pier 1 Imports, Inc.	12,332	82,994
Red Robin Gourmet Burgers, Inc.*	1,719	78,472
Regis Corp.*	2,708	33,335
Stage Stores, Inc.	39,350	91,686
Texas Roadhouse, Inc.	2,804	118,609
Vitamin Shoppe, Inc.*	2,275	48,458
Wingstop, Inc.	7,380	194,094
Zumiez, Inc.*	4,251	86,720
		11,865,077
Savings & Loans — 1.2%
Astoria Financial Corp.	5,686	105,134
BofI Holding, Inc.*	3,461	109,160
Brookline Bancorp, Inc.	9,875	156,519
CPI Card Group, Inc.	73,068	328,806
Dime Community Bancshares, Inc.	8,292	178,278
FS Bancorp, Inc.	8,700	326,076
Meta Financial Group, Inc.	9,382	803,099
Pacific Premier Bancorp, Inc.*	9,767	390,680
Sterling Bancorp	23,869	590,758
		2,988,510

The accompanying notes are an integral part of the financial statements.

11

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Continued)
February 28, 2017
(Unaudited)

	Number of Shares	Value
Semiconductors — 5.3%
Ambarella, Inc.*	3,265	$192,472
Amtech Systems, Inc.*	48,900	307,092
AXT, Inc.*	157,519	1,118,385
Cabot Microelectronics Corp.	1,581	109,437
Cavium, Inc.*	7,621	499,252
CEVA, Inc.*	12,986	433,732
Cirrus Logic, Inc.*	3,525	190,632
Cohu, Inc.	42,190	702,463
Exar Corp.*	4,206	43,995
GigPeak, Inc.*	275,290	842,387
Ichor Holdings Ltd.*	13,444	252,613
Impinj, Inc.*	26,466	750,576
Inphi Corp.*	19,536	917,020
Kulicke & Soffa Industries, Inc., (Singapore)*	6,419	131,397
Mellanox Technologies Ltd., (Israel)*	9,992	483,613
Microsemi Corp.*	4,990	258,582
MKS Instruments, Inc.	8,196	537,658
Monolithic Power Systems, Inc.	8,100	712,557
Nanometrics, Inc.*	10,332	281,134
NVE Corp.	1,139	89,252
Power Integrations, Inc.	9,622	608,110
Rambus, Inc.*	3,550	44,588
Rudolph Technologies, Inc.*	21,360	459,240
Semtech Corp.*	18,482	618,223
Silicon Motion Technology Corp., (Taiwan) ADR	10,221	414,870
Ultra Clean Holdings, Inc.*	62,770	869,365
Ultratech, Inc.*	2,172	62,662
Xcerra Corp.*	101,110	883,701
Xperi Corp.	1,105	39,614
		12,854,622
Software — 6.3%
Amber Road, Inc.*	70,756	533,500
American Software, Inc.	29,780	307,925
Asure Software, Inc.*	41,620	460,317
Blackbaud, Inc.	2,160	154,483
Bottomline Technologies de, Inc.*	4,003	99,875
Box, Inc.*	12,861	226,611
BroadSoft, Inc.*	13,163	563,376
Callidus Software, Inc.*	21,233	400,242
Computer Programs & Systems, Inc.	29,770	800,813
Control4 Corp.*	12,501	186,640
Coupa Software, Inc.*	14,746	390,032
CSG Systems International, Inc.	23,078	909,504
Ebix, Inc.	2,006	125,375
Everbridge, Inc.*	34,061	648,521
Evolent Health, Inc.*	12,197	240,281
Five9, Inc.*	62,315	991,432
HubSpot, Inc.*	8,665	515,568
InnerWorkings, Inc.*	57,700	560,267
j2 Global, Inc.	1,848	150,464
LivePerson, Inc.*	9,192	64,804
Luxoft Holding, Inc., (Switzerland)*	3,478	203,985
Manhattan Associates, Inc.*	3,806	190,871
ManTech International Corp.	2,301	84,263
Medidata Solutions, Inc.*	10,490	586,601
MeetMe, Inc.*	73,090	353,025
MicroStrategy, Inc.*	3,656	701,513
Omnicell, Inc.*	2,230	84,796
PDF Solutions, Inc.*	14,148	302,484
Progress Software Corp.	5,306	152,176
PROS Holdings, Inc.*	16,676	387,383
QAD, Inc.	21,362	586,387
Quality Systems, Inc.*	3,902	59,545
SharpSpring, Inc.*	41,925	216,752
Simulations Plus, Inc.	55,587	536,415
Synchronoss Technologies, Inc.*	2,561	69,352
SYNNEX Corp.	1,652	193,152
Take-Two Interactive Software, Inc.*	15,145	862,962
Talend S.A., (France) ADR*	18,364	497,848
Telenav, Inc.*	26,373	214,940
Twilio, Inc.*	14,273	452,740
Virtusa Corp.*	4,689	145,406
		15,212,626
Telecommunications — 2.4%
ADTRAN, Inc.	5,633	119,138
ATN International, Inc.	7,091	484,953
CalAmp Corp.*	4,959	80,385
Calix, Inc.*	38,465	265,408
Cincinnati Bell, Inc.*	2,647	51,087
Comtech Telecommunications Corp.	33,394	381,026
GTT Communications, Inc.*	28,955	807,844
Iridium Communications, Inc.*	9,628	83,764
LogMeIn, Inc.	1,382	126,799
NETGEAR, Inc.*	2,616	143,357
NeuStar, Inc.*	8,723	289,167
Oclaro, Inc.*	29,628	251,838
ORBCOMM, Inc.*	100,075	857,643
Quantenna Communications, Inc.*	32,141	673,033
RigNet, Inc.*	18,518	326,843
Telephone & Data Systems, Inc.	21,703	586,632
ViaSat, Inc.*	1,689	116,271

The accompanying notes are an integral part of the financial statements.

12

ALTAIR SMALLER COMPANIES FUND

Portfolio of Investments (Concluded)
February 28, 2017
(Unaudited)

	Number of Shares	Value
Telecommunications — (Continued)
Viavi Solutions, Inc.*	23,640	$236,873
		5,882,061
Textiles — 0.7%
G&K Services, Inc.	693	65,489
UniFirst Corp.	11,646	1,550,083
		1,615,572
Transportation — 2.5%
Aegean Marine Petroleum Network, Inc., (Greece)	15,598	157,540
Air Transport Services Group, Inc.*	98,826	1,682,019
ArcBest Corp.	4,606	135,186
Covenant Transportation Group, Inc.*	34,029	681,941
Echo Global Logistics, Inc.*	2,613	57,094
Forward Air Corp.	16,002	792,899
Heartland Express, Inc.	8,734	181,143
Hub Group, Inc.*	1,570	79,285
Knight Transportation, Inc.	3,275	107,092
Marten Transport Ltd.	2,931	71,956
Matson, Inc.	2,056	69,760
Modine Manufacturing Co.*	18,763	212,960
PAM Transportation Services, Inc.*	20,570	374,991
Saia, Inc.*	4,008	193,787
Supreme Industries, Inc.	19,991	390,824
Swift Transportation Co.*	17,253	374,735
USA Truck, Inc.*	31,190	296,617
YRC Worldwide, Inc.*	15,006	192,677
		6,052,506
Trucking & Leasing — 0.1%
Greenbrier Cos, Inc., (The)	3,222	135,485

Water — 0.1%
American States Water Co.	1,758	78,618
California Water Service Group	1,969	72,361
		150,979
TOTAL COMMON STOCKS
(Cost $183,076,713)		227,869,993
SHORT-TERM INVESTMENTS - 5.5%
STIT-Treasury Portfolio, 0.41%	13,279,327	13,279,327
TOTAL SHORT-TERM INVESTMENTS
(Cost $13,279,327)		13,279,327
TOTAL INVESTMENTS — 100.1%
(Cost $196,356,040)		241,149,320
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(168,210)
NET ASSETS — 100.0%		$240,981,110

*	Non-income producing security.

ADR American Depositary Receipt.

PLC Public Limited Company.

The accompanying notes are an integral part of the financial statements.

13

ALTAIR SMALLER COMPANIES FUND

Statement of Assets And Liabilities
February 28, 2017
(Unaudited)

ASSETS
Investments, at value (cost $183,076,713)	$227,869,993
Short-term investments, at value (cost $13,279,327)	13,279,327
Cash	23,893
Receivables for:
Capital shares sold	2,146,839
Investments sold	1,906,609
Dividends and interest	87,399
Prepaid expenses and other assets	8,317
Total assets	245,322,377

LIABILITIES
Payables for:
Investments purchased	2,957,528
Investment sub-advisory fees	151,738
Capital shares redeemed	1,150,000
Administration and accounting services fees	23,814
Transfer agent fees	15,741
Custodian fees	4,225
Other accrued expenses and liabilities	38,221
Total liabilities	4,341,267
Net Assets	$240,981,110

NET ASSETS CONSIST OF:
Par value	$19,544
Paid-in capital	197,054,185
Accumulated net investment income/(loss)	(423,912)
Accumulated net realized gain/(loss) from investments	(461,987)
Net unrealized appreciation/(depreciation) on investments	44,793,280
Net Assets	$240,981,110

CAPITAL SHARES:
Net Assets	$240,981,110
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	19,544,320
Net asset value, offering and redemption price per share	$12.33

The accompanying notes are an integral part of the financial statements.

14

ALTAIR SMALLER COMPANIES FUND

Statement of Operations
For the Six Months Ended February 28, 2017
(Unaudited)

INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $2,226)	$1,061,400
Total investment income	1,061,400

EXPENSES
Sub-advisory fees (Note 2)	921,058
Administration and accounting services fees (Note 2)	72,912
Transfer agent fees (Note 2)	26,646
Custodian fees (Note 2)	24,668
Legal fees	17,059
Printing and shareholder reporting fees	14,307
Audit fees	14,305
Directors and officers fees	8,690
Registration and filing fees	6,473
Other expenses	17,668
Total expenses	1,123,786
Net investment income/(loss)	(62,386)

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments and foreign currency transactions	11,344,938
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	11,282,238
Net realized and unrealized gain/(loss) on investments	22,627,176
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22,564,790

The accompanying notes are an integral part of the financial statements.

15

ALTAIR SMALLER COMPANIES FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2017 (Unaudited)	For the Year Ended August 31, 2016
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$(62,386)	$(533,277)
Net realized gain/(loss) from investments and foreign currency transactions	11,344,938	(9,320,806)
Net change in unrealized appreciation/(depreciation) on investments and foreign currency translation	11,282,238	22,883,148
Net increase/(decrease) in net asset resulting from operations	22,564,790	13,029,065

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net realized capital gains	—	(2,013)
Net increase/(decrease) in net assets from dividends and distributions to shareholders	—	(2,013)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	6,702,915	16,542,077
Reinvestment of distributions	—	1,857
Shares redeemed	(13,387,340)	(17,404,584)
Net increase/(decrease) in net assets resulting from net share transactions	(6,684,425)	(860,650)
Total increase/(decrease) in net assets	15,880,365	12,166,402

NET ASSETS
Beginning of period	225,100,745	212,934,343
End of period	$240,981,110	$225,100,745
Accumulated net investment income/(loss), end of period	$(423,912)	$(361,526)

SHARE TRANSACTIONS:
Shares sold	552,078	1,675,389
Shares reinvested	—	180
Shares redeemed	(1,112,598)	(1,680,779)
Net increase/(decrease) in shares	(560,520)	(5,210)

The accompanying notes are an integral part of the financial statements.

16

ALTAIR SMALLER COMPANIES FUND

Financial Highlights

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2017 (Unaudited)		For the Year Ended August 31, 2016	For the Period October 21, 2014(1) to August 31, 2015
Per Share Operating Performance
Net asset value, beginning of period	$11.20		$10.59	$10.00
Net investment income/(loss)(2)	—	(3)	(0.03)	(0.04)
Net realized and unrealized gain/(loss) from investments	1.13		0.64	0.63
Net increase/(decrease) in net assets resulting from operations	1.13		0.61	0.59
Dividends and distributions to shareholders from:
Net realized gains	—		— (3)	—
Total dividends and distributions to shareholders	—		—	—
Net asset value, end of period	$12.33		$11.20	$10.59
Total investment return(4)	10.09	%(5)	5.76%	5.90	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$240,981		$225,101	$212,934
Ratio of expenses to average net assets	0.97	%(6)	1.15%	1.15	%(6)
Ratio of net investment income/(loss) to average net assets	(0.05	)%(6)	(0.26)%	(0.41	)%(6)
Portfolio turnover rate	42	%(5)	101%	95	%(5)

(1)	Commencement of operations.

(2)	Calculated based on average shares outstanding for the period.

(3)	Amount represents less than $0.005 per share.

(4)
Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)	Not annualized.

(6)	Annualized.

The accompanying notes are an integral part of the financial statements.
17

ALTAIR SMALLER COMPANIES FUND

Notes to Financial Statements
February 28, 2017
(Unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-six active investment portfolios, including the Altair Smaller Companies Fund (the “Fund”), which commenced investment operations on October 21, 2014.

RBB has authorized capital of one hundred billion shares of common stock of which 84.423 billion shares are currently classified into one hundred and seventy-one classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

Portfolio Valuation – The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as disclosed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Direct investments in fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1	— quoted prices in active markets for identical securities;

● Level 2	— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3	— significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

18

ALTAIR SMALLER COMPANIES FUND

Notes to Financial Statements (Continued)
February 28, 2017
(Unaudited)

The following is a summary of the inputs used, as of February 28, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value at February 28, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$227,869,993	$227,711,495	$158,498	$—
Short-Term Investments	13,279,327	13,279,327	—	—
Total Investments*	$241,149,320	$240,990,822	$158,498	$—

*	Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended February 28, 2017, there were no significant transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or

19

ALTAIR SMALLER COMPANIES FUND

Notes to Financial Statements (Continued)
February 28, 2017
(Unaudited)

as a realized gain. The Fund’s policy is to allocate investment income, expenses and unrealized and realized gains and losses among classes on a daily basis, when applicable. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains (including net short-term capital gains), if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify or continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Cash and Cash Equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Investment Adviser and Other Services

Altair Advisers, LLC (“Altair” or the “Adviser”) serves as the Fund’s investment adviser. Aperio Group, LLC, Driehaus Capital Management, LLC, Granite Investment Partners, LLC, Pacific Ridge Capital Partners, LLC, Pier Capital, LLC and River Road Asset Management, LLC each serves as an investment sub-adviser (“Sub-Adviser”) to the Fund.

The Fund is managed by the Adviser and one or more Sub-Advisers unaffiliated with the Adviser. The Adviser also has the ultimate responsibility to oversee the Sub-Advisers, and to recommend their hiring, termination and replacement, subject to approval by the Board. The Adviser has an investment team that is jointly responsible for the day-to-day management of the Fund. The Sub-Advisers provide investment advisory services to the portion of the Fund’s portfolio allocated to them by the Adviser. The Adviser and the Fund have entered into sub-advisory agreements with the Sub-Advisers to manage the Fund, subject to supervision of the Adviser and the Board, and in accordance with the investment objective and restrictions of the Fund. For their services, each Sub-Adviser is entitled to receive a fee based upon a percentage of the Fund’s average daily net assets, which will be paid by the Fund and not by the Adviser. However, in no event will the total sub-advisory fees exceed the annual rate of 1.00% of the Fund’s average daily net assets. For the six months ended February 28, 2017, collectively, the Sub-Advisers earned fees of $921,058 or an annualized rate of 0.79%.

The Fund is currently only available to clients of the Adviser and to other investors at the Fund’s discretion. The Adviser does not receive a separate management fee from the Fund. However, pursuant to the Fund’s investment advisory agreement with the Adviser, the Adviser is entitled to receive reimbursement for out-of-pocket expenses it incurs in connection with its compliance monitoring of Fund trading, up to 0.01% of the Fund’s average daily net assets.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) served as administrator for the Fund through September 30, 2016. Effective October 1, 2016, U.S. Bancorp Fund Services, LLC (“USBFS”) serves as administrator for the Fund. For providing administrative and accounting services, USBFS is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

20

ALTAIR SMALLER COMPANIES FUND

Notes to Financial Statements (Continued)
February 28, 2017
(Unaudited)

In addition, BNY Mellon served as the Fund’s transfer and dividend disbursing agent through November 18, 2016. Effective November 19, 2016 USBFS serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, USBFS is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

The Bank of New York Mellon provided certain custodial services to the Fund through November 18, 2016. Effective November 19, 2016 U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Foreside Funds Distributors, LLC served as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB through November 18, 2016. Effective November 19, 2016 Quasar Distributors, LLC serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

3. Director’s and Officer’s Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. The aggregate remuneration paid to the Directors by the Fund during the period ended February 28, 2017 was $4,953. Employees of Vigilant Compliance, LLC serve as President, Chief Compliance Officer and Assistant Treasurer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. An employee of RBB serves as Treasurer and Secretary, and is compensated for services provided. Certain employees of USBFS serve as officers of the Company. They are not compensated by the Fund or the Company. For the period ended February 28, 2017, the Fund paid $3,737 in officer fees.

4. Purchases and Sales of Investment Securities

For the six months ended February 28, 2017, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

Purchases	Sales
$93,254,113	$105,458,158

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of February 28, 2017, the federal tax cost and aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows*:

Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$196,356,040	$51,694,002	$(6,900,722)	$44,793,280

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.

21

ALTAIR SMALLER COMPANIES FUND

Notes to Financial Statements (Concluded)
February 28, 2017
(Unaudited)

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2016, primarily attributable to disallowed expenses and current year write-off of net operating loss, were reclassified among the following accounts:

Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid-In Capital
$778,142	$(435)	$(777,707)

As of August 31, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gains	Capital Loss Carryforwards	Net Unrealized Appreciation (Depreciation)	Qualified Late-Year Losses
$—	$—	$(2,109,700)	$32,307,018	$(8,854,727)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

There was a $2,013 long-term capital gains distributions paid during the year ended August 31, 2016.

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the year ended August 31, 2016, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2016.

For the fiscal year ended August 31, 2016, the Fund deferred to September 1, 2016, the following losses:

Late-Year Ordinary Loss Deferral	Short-Term Capital Loss Deferral	Long-Term Capital Loss Deferral
$329,924	$8,524,803	$—

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2016, the Fund had capital loss carryforwards of $2,109,700.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no significant events requiring recognition or disclosure in the consolidated financial statements.

22

ALTAIR SMALLER COMPANIES FUND

Other Information
(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (844) 261-6482 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (800) SEC-0330.

23

[THIS PAGE INTENTIONALLY LEFT BLANK]

Investment Adviser
Altair Advisers, LLC
303 West Madison Street, Suite 600
Chicago, IL 60606

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
777 East Wisconsin Avenue, Floor 6
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square
2001 Market Street, Suite 1800
Philadelphia, PA 19103

Legal Counsel
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103-6996

Bogle Investment
Management

Small Cap
Growth Fund

of THE RBB FUND, INC.

Semi-Annual Report
February 28, 2017
(Unaudited)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

Bogle Investment Management
Small Cap Growth Fund

Semi-Annual Report for the Six-Month Period Ended February 28, 2017
(Unaudited)

Average Annual Total Returns for the Periods Ended February 28, 2017(1)
	Six Months(2)	One Year	Five Year	Ten Year	Since Inception(3)
Institutional Class Shares	13.52%	34.90%	13.58%	6.56%	11.36%
Investor Class Shares	13.43%	34.76%	13.46%	6.46%	11.26%
Russell 2000® Index	12.61%	36.11%	12.89%	7.22%	8.42%

The performance data quoted represents past performance and does not guarantee future results. Current performance may be lower or higher. Performance data current to the most recent month-end may be obtained at 1-877-264-5346. The investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. The performance quoted reflects fee waivers in effect and would have been less in their absence. The annual operating expense ratio of each class, as stated in the current prospectus dated December 31, 2016, is 1.42% for both the Institutional and Investor Class prior to fee waivers.

(1)
Bogle Investment Management, L.P. (the “Adviser” or “Bogle”) waived a portion of its advisory fee and agreed to reimburse a portion of the Bogle Investment Management Small Cap Growth Fund (the “Fund”)’s operating expenses, if necessary, to maintain the expense limitation as set forth in the notes to the financial statements. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waivers and reimbursements of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost.

(2)	Not annualized.

(3)	For the period October 1, 1999 (commencement of operations) through February 28, 2017.

1

Bogle Investment Management
Small Cap Growth Fund

Fund Expense Examples
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2016 through February 28, 2017, and held for the entire period.

Actual Expenses

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Institutional Class
	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period*
Actual	$1,000.00	$1,135.20	$6.62
Hypothetical (5% return before expenses)	1,000.00	1,018.60	6.26

	Investor Class**
	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period*
Actual	$1,000.00	$1,134.30	$6.99
Hypothetical (5% return before expenses)	1,000.00	1,018.25	6.61

*
Expenses are equal to the Fund’s annualized six-month expense ratio of 1.25% for the Institutional Class and 1.32% for the Investor Class, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Fund’s ending account values on the first line in each table are based on the actual six-month total investment return for each class of 13.52% for the Institutional Class and 13.43% for the Investor Class.

**	Effective December 31, 2016, the shareholder servicing plan was terminated.

2

Bogle Investment Management
Small Cap Growth Fund

Portfolio Holdings Summary Table
February 28, 2017
(Unaudited)

The following table presents a summary by security type of the portfolio holdings of the Fund:

Security Type & Sector CLASSIFICATION	% of Net Assets	Value
Common Stocks:
Finance	24.2%	$ 27,512,870
Electronic Technology	11.6	13,167,240
Technology Services	9.8	11,150,457
Health Technology	9.4	10,640,095
Producer Manufacturing	6.4	7,242,218
Process Industries	5.5	6,234,979
Consumer Services	5.2	5,870,104
Non-Energy Minerals	3.2	3,673,835
Retail Trade	3.1	3,490,147
Commercial Services	2.9	3,308,619
Utilities	2.7	3,078,636
Energy Minerals	2.6	2,987,463
Distribution Services	2.5	2,788,521
Consumer Non-Durables	2.2	2,501,474
Health Services	2.0	2,224,424
Consumer Durables	1.9	2,123,043
Communications	1.5	1,802,065
Transportation	0.9	1,036,891
Industrial Services	0.6	712,197
Short-Term Investments	1.6	1,806,581
Other Assets in Excess of Liabilities	0.2	200,757
Net Assets	100.0%	$ 113,552,616

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.
3

Bogle Investment Management
Small Cap Growth Fund

Portfolio of Investments
February 28, 2017 (Unaudited)

	Number of Shares	Value
Common Stocks—98.2%
Commercial Services—2.9%
Bankrate, Inc.*	8,158	$88,922
Brinks Co., (The)	1,257	67,186
Civeo Corp.*	83,520	293,155
Realogy Holdings Corp.	37,213	1,030,800
Travelport Worldwide Ltd.	63,332	804,316
Viad Corp.	21,700	1,024,240
		3,308,619
Communications—1.5%
ShoreTel, Inc.*	109,861	714,097
Telephone & Data Systems, Inc.	13,892	375,501
TIM Participacoes SA, ADR	45,936	712,467
		1,802,065
Consumer Durables—1.9%
Scientific Games Corp., Class A*	645	13,319
Taylor Morrison Home Corp., Class A*	55,781	1,122,872
Thor Industries, Inc.	8,905	986,852
		2,123,043
Consumer Non-Durables—2.2%
Caleres, Inc.	2,093	62,518
Central Garden & Pet Co.*	3,407	114,986
Central Garden & Pet Co., Class A*	11,345	362,473
Universal Corp/VA	14,803	1,002,163
Vector Group Ltd.	42,113	959,334
		2,501,474
Consumer Services—5.2%
Ascent Capital Group, Inc., Class A*	2,970	47,668
Capella Education Co.	3,395	258,360
Career Education Corp.*	4,351	36,244
Grand Canyon Education, Inc.*	12,717	780,569
Houghton Mifflin Harcourt Co.*	42,098	465,183
International Game Technology PLC	13,980	377,460
K12, Inc.*	52,598	939,400
La Quinta Holdings, Inc.*	92,237	1,278,405
Liberty TripAdvisor Holdings, Inc., Class A*	49,711	668,613
Tribune Media Co., Class A	29,496	1,018,202
		5,870,104
Distribution Services—2.5%
Applied Industrial Technologies, Inc.	13,243	834,971
MRC Global, Inc.*	51,080	1,032,327
WESCO International, Inc.*	13,255	921,223
		2,788,521
Electronic Technology—11.6%
Alpha & Omega Semiconductor Ltd.*	3,889	74,902
Benchmark Electronics, Inc.*	31,622	983,444
Brooks Automation, Inc.	55,698	1,161,860
Cirrus Logic, Inc.*	4,568	247,037
CyberOptics Corp.*	3,335	114,724
EMCORE Corp.	1,622	14,517
Entegris, Inc.*	62,086	1,316,223
Fabrinet*	24,822	1,031,354
Finisar Corp.*	50,515	1,691,242
II-VI, Inc.*	26,178	931,937
Kemet Corp.*	8,849	95,835
Keysight Technologies, Inc.*	20,620	775,312
Kulicke & Soffa Industries, Inc.*	56,802	1,162,737
Nanometrics, Inc.*	40,189	1,093,543
Orbotech Ltd.*	6,711	202,337
Plexus Corp.*	12,856	720,836
Rudolph Technologies, Inc.*	8,412	180,858
TTM Technologies, Inc.*	70,089	1,132,638
Ultra Clean Holdings, Inc.*	1,231	17,049
Veeco Instruments, Inc.*	8,002	218,855
		13,167,240
Energy Minerals—2.6%
Resolute Energy Corp.*	45,318	2,109,553
Sanchez Energy Corp.*	76,340	877,910
		2,987,463
Finance—24.2%
Ambac Financial Group, Inc.*	8,334	184,182
Assured Guaranty Ltd.	21,700	892,087
Avis Budget Group, Inc.*	13,250	458,185
Bank of NT Butterfield & Son Ltd., (The)	2,995	97,637
Berkshire Hills Bancorp, Inc.	6,544	231,330
Central Pacific Financial Corp.	25,754	813,311
CNO Financial Group, Inc.	26,380	551,606
East West Bancorp, Inc.	27,552	1,491,114
Enova International, Inc.*	29,584	424,530
Enterprise Financial Services Corp.	27,495	1,208,405
ePlus, Inc.*	9,268	1,176,573
Essent Group Ltd.*	28,279	984,392
EZCORP, Inc., Class A*	24,321	214,025
First BanCorp Puerto Rico*	268,089	1,710,408

The accompanying notes are an integral part of the financial statements.
4

Bogle Investment Management
Small Cap Growth Fund

Portfolio of Investments (Continued)
February 28, 2017 (Unaudited)

	Number of Shares	Value
Finance—(continued)
Genworth Financial, Inc., Class A*	245,199	$1,002,864
Green Dot Corp., Class A*	42,088	1,233,599
Health Insurance Innovations, Inc., Class A*	14,591	261,908
Heartland Financial USA, Inc.	10,999	545,000
Herc Holdings, Inc.*	23,742	1,227,224
Hertz Global Holdings, Inc.*	48,970	1,112,598
HFF, Inc., Class A	33,286	986,930
Independent Bank Group, Inc.	5,125	324,413
International Bancshares Corp.	11,447	435,558
LPL Financial Holdings, Inc.	26,444	1,045,596
McGrath RentCorp	21,022	791,058
National Bank Holdings Corp., Class A	16,243	535,857
Nelnet, Inc.	19,112	856,027
Ocwen Financial Corp.*	25,264	111,414
OFG Bancorp	114,361	1,475,257
PennyMac Financial Services, Inc., Class A*	26,562	474,132
PHH Corp.*	18,667	235,578
Popular, Inc.	33,508	1,476,362
Reinsurance Group of America, Inc.	5,910	768,655
Union Bankshares Corp.	13,207	478,886
United Community Banks, Inc.	33,127	957,039
Voya Financial, Inc.	17,927	739,130
		27,512,870
Health Services—2.0%
INC Research Holdings, Inc., Class A*	7,562	330,081
LHC Group, Inc.*	8,643	415,037
Quorum Health Corp.*	75,582	646,226
WellCare Health Plans, Inc.*	5,900	833,080
		2,224,424
Health Technology—9.4%
Achillion Pharmaceuticals, Inc.*	67,984	272,616
AngioDynamics, Inc.*	32,909	538,062
Array BioPharma, Inc.*	166,290	1,912,335
Cardiovascular Systems, Inc.*	2,411	68,472
Chimerix, Inc.*	21,717	123,353
Clovis Oncology, Inc.*	17,200	994,332
Emergent BioSolutions, Inc.*	9,900	310,662
Exelixis, Inc.*	74,227	1,598,107
Genomic Health, Inc.*	36,204	1,092,999
Glaukos Corp.*	25,876	1,177,358
Infinity Pharmaceuticals, Inc.*	332	923
Intra-Cellular Therapies, Inc.*	15,238	198,856
Lantheus Holdings, Inc.*	9,027	115,546
Ophthotech Corp.*	78,488	280,987
OraSure Technologies, Inc.*	65,743	736,979
Orthofix International N.V.*	3,386	120,914
Supernus Pharmaceuticals, Inc.*	20,087	516,236
Syneron Medical Ltd.*	11,338	105,443
Vanda Pharmaceuticals, Inc.*	2,805	39,971
Xencor, Inc.*	17,543	435,944
		10,640,095
Industrial Services—0.6%
Advanced Disposal Services, Inc.*	30,111	658,829
Casella Waste Systems, Inc., Class A*	3,203	37,411
Goldfield Corp., (The)*	2,201	15,957
		712,197
Non-Energy Minerals—3.2%
Coeur Mining, Inc.*	124,782	1,071,877
Gerdau SA, SP ADR	219,746	894,366
Hudbay Minerals, Inc.	13,260	102,765
Louisiana-Pacific Corp.*	39,525	932,000
Mechel PJSC, SP ADR*	73,502	357,955
Ternium SA, SP ADR	11,873	314,872
		3,673,835
Process Industries—5.5%
Chemours Co., (The)	49,495	1,666,002
Koppers Holdings, Inc.*	31,018	1,360,139
Trinseo SA	24,986	1,727,782
Tronox Ltd., Class A	85,462	1,481,056
		6,234,979
Producer Manufacturing—6.4%
Allison Transmission Holdings, Inc.	25,274	909,359
CECO Environmental Corp.	1,263	14,272
Chart Industries, Inc.*	29,983	1,067,095
Cooper-Standard Holdings, Inc.*	5,793	648,816
EnerSys	2,751	211,084
Harsco Corp.*	4,037	56,922
Oshkosh Corp.	13,290	902,258
Spartan Motors, Inc.	5,633	37,459
Stoneridge, Inc.*	36,214	611,654
Tenneco, Inc.*	15,796	1,015,841
Tower International, Inc.	38,910	1,075,862
Visteon Corp.*	7,463	691,596
		7,242,218

The accompanying notes are an integral part of the financial statements.

5

Bogle Investment Management
Small Cap Growth Fund

Portfolio of Investments (Concluded)
February 28, 2017 (Unaudited)

	Number of Shares	Value
Retail Trade—3.1%
Asbury Automotive Group, Inc.*	15,621	$1,017,708
Group 1 Automotive, Inc.	12,340	958,695
Office Depot, Inc.	101,294	422,396
PCM, Inc.*	9,680	260,392
Penske Automotive Group, Inc.	16,520	830,956
		3,490,147
Technology Services—9.8%
A10 Networks, Inc.*	76	719
Barracuda Networks, Inc.*	4,357	103,087
Brightcove, Inc.*	5,389	45,268
Carbonite, Inc.*	13,738	267,204
ChannelAdvisor Corp.*	11,283	121,292
EVERTEC, Inc.	68,129	1,147,974
FireEye, Inc.*	95,868	1,079,474
Instructure, Inc.*	9,107	208,550
Jack Henry & Associates, Inc.	5,873	550,711
MeetMe, Inc.*	23,244	112,268
MicroStrategy, Inc., Class A*	5,016	962,470
Mimecast Ltd.*	8,216	161,691
Progress Software Corp.	36,355	1,042,661
Proofpoint, Inc.*	12,515	985,807
RealPage, Inc.*	27,833	939,364
Rubicon Project, Inc., (The)*	57,595	503,380
Splunk, Inc.*	11,289	696,870
Square, Inc., Class A*	68,222	1,181,605
Varonis Systems, Inc.*	8,793	240,928
Veeva Systems, Inc., Class A*	18,291	799,134
		11,150,457
Transportation—0.9%
Swift Transportation Co.*	47,739	1,036,891

Utilities—2.7%
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	72,965	772,699
CPFL Energia SA, ADR	44,088	717,312
NRG Energy, Inc.	53,550	886,788
Pampa Energia SA, SP ADR*	15,334	701,837
		3,078,636
TOTAL COMMON STOCKS
(Cost $100,584,197)		111,545,278
Short-Term Investments—1.6%
Fidelity Investments Money Market Funds - Government Portfolio, 0.45%		1,806,581
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,806,581)		1,806,581
Total Investments—99.8%
(Cost $102,390,778)		113,351,859
Other Assets in Excess of Liabilities—0.2%		200,757
Net Assets—100.0%		$113,552,616

*	Non-income producing.

ADR—American Depositary Receipt.

PLC—Public Limited Company.

SP ADR—Sponsored American Depositary Receipt.

The accompanying notes are an integral part of the financial statements.

6

Bogle Investment Management
Small Cap Growth Fund

Statement Of Assets And Liabilities
February 28, 2017
(Unaudited)

Assets
Investments, at value (cost $100,584,197)	$111,545,278
Short-term investments, at value (cost $1,806,581)	1,806,581
Cash	81,446
Receivables for:
Investments sold	6,493,477
Capital shares sold	41,825
Dividends and interest	39,325
Prepaid expenses and other assets	21,258
Total assets	120,029,190

Liabilities
Payables for:
Investments purchased	5,990,803
Capital shares redeemed	331,809
Investment advisory fees	83,159
Other accrued expenses and liabilities	70,803
Total liabilities	6,476,574
Net assets	$113,552,616

Net Assets Consist of:
Capital stock, $0.001 par value	$1,227
Paid-in capital	102,282,837
Accumulated net investment income/(loss)	(841,631)
Accumulated net realized gain/(loss) from investments	1,149,102
Net unrealized appreciation/(depreciation) on investments	10,961,081
Net assets	$113,552,616

Institutional Class
Net assets	$37,611,912
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	1,227,393
Net asset value, offering and redemption price per share	$30.64

Investor Class
Net assets	$75,940,704
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	2,540,435
Net asset value, offering and redemption price per share	$29.89

The accompanying notes are an integral part of the financial statements.

7

Bogle Investment Management
Small Cap Growth Fund

Statement Of Operations
For the Six Months Ended February 28, 2017
(Unaudited)

Investment Income
Dividends and interest (net of foreign taxes withheld of $3,806)	$351,826
Total investment income	351,826

Expenses
Advisory fees (Note 2)	599,781
Transfer agent fees (Note 2)	43,538
Administration and accounting services fees (Note 2)	36,924
Shareholder servicing fees (Investor Class) (Note 2)	24,814
Directors and officers fees	23,041
Custodian fees (Note 2)	21,054
Audit fees	18,857
Printing and shareholder reporting fees	17,035
Registration and filing fees	14,084
Legal fees	12,558
Insurance fees	4,292
Other expenses	8,872
Total expenses before waivers	824,850
Less: waivers	(50,310)
Net expenses after waivers	774,540
Net investment income/(loss)	(422,714)

Net Realized and Unrealized Gain/(Loss) from Investments
Net realized gain/(loss) from investments	9,724,173
Net change in unrealized appreciation/(depreciation) on investments	6,205,752
Net realized and unrealized gain/(loss) on investments	15,929,925
Net Increase/(Decrease) in Net Assets Resulting from Operations	$15,507,211

The accompanying notes are an integral part of the financial statements.

8

Bogle Investment Management
Small Cap Growth Fund

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2017 (Unaudited)	For the Year Ended August 31, 2016
Increase/(Decrease) in Net Asset From Operations:
Net investment income/(loss)	$(422,714)	$(804,119)
Net realized gain/(loss) from investments	9,724,173	(7,938,156)
Net change in unrealized appreciation/(depreciation) on investments	6,205,752	12,424,986
Net increase/(decrease) in net assets resulting from operations	15,507,211	3,682,711

Dividends and Distributions to Shareholders From:
Net realized capital gains
Institutional Class	—	(10,939,694)
Investor Class	—	(11,919,482)
Net decrease in net assets from dividends and distributions to shareholders	—	(22,859,176)

Increase/(Decrease) in Net Assets Derived From Capital Share Transactions:
Institutional Class
Proceeds from shares sold	1,547,969	6,165,268
Reinvestment of distributions	—	10,728,856
Distributions for shares redeemed	(27,164,541)	(38,278,961)
Total from Institutional Class	(25,616,572)	(21,384,837)
Investor Class
Proceeds from shares sold	1,437,439	3,273,217
Reinvestment of distributions	—	11,325,577
Distributions for shares redeemed	(7,186,583)	(24,893,410)
Total from Investor Class	(5,749,144)	(10,294,616)
Net increase/(decrease) in net assets from capital share transactions	(31,365,716)	(31,679,453)
Total increase/(decrease) in net assets	(15,858,505)	(50,855,918)

Net Assets:
Beginning of period	129,411,121	180,267,039
End of period	$113,552,616	$129,411,121
Accumulated net investment income/(loss), end of period	$(841,631)	$(418,917)

The accompanying notes are an integral part of the financial statements.

9

Bogle Investment Management
Small Cap Growth Fund

Statements of Changes in Net Assets (Concluded)

	For the Six Months Ended February 28, 2017 (Unaudited)	For the Year Ended August 31, 2016
Increase/(Decrease) in Shares Outstanding Derived From Share Transactions:
Institutional Class
Shares sold	52,304	245,541
Shares reinvested	—	419,916
Shares redeemed	(942,772)	(1,484,001)
Total from Institutional Class	(890,468)	(818,544)
Investor Class
Shares sold	50,873	134,056
Shares reinvested	—	453,931
Shares redeemed	(251,833)	(981,899)
Total from Investor Class	(200,960)	(393,912)
Net increase/(decrease) in shares outstanding derived from share transactions	(1,091,428)	(1,212,456)

The accompanying notes are an integral part of the financial statements.

10

Bogle Investment Management
Small Cap Growth Fund

Financial Highlights

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Institutional Class
	For the Six Months Ended 2/28/17 (Unaudited)		For the Year Ended 8/31/16	For the Year Ended 8/31/15	For the Year Ended 8/31/14	For the Year Ended 8/31/13	For the Year Ended 8/31/12
Per Share Operating Performance
Net asset value, beginning of period	$27.00		$30.00	$38.07	$29.49	$21.76	$19.38
Net investment income/(loss)*	(0.09)		(0.13)	(0.18)	(0.23)	0.10	(0.04)
Net realized and unrealized gain/(loss) from investments	3.73		1.21	(3.09)	8.87	7.63	2.42
Net increase/(decrease) in net assets resulting from operations	3.64		1.08	(3.27)	8.64	7.73	2.38
Dividends and distributions to shareholders from:
Net investment income	—		—	—	(0.06)	—	—
Net realized capital gains	—		(4.08)	(4.80)	—	—	—
Total dividends and distributions to shareholders	—		(4.08)	(4.80)	(0.06)	—	—
Net asset value, end of period	$30.64		$27.00	$30.00	$38.07	$29.49	$21.76
Total investment return(1)	13.52	%(4)	4.37%	(8.99)%	29.34%	35.52%	12.28%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$37,612		$57,180	$88,086	$117,923	$98,898	$48,526
Ratio of expenses to average net assets with waivers and reimbursements	1.25	%(3)	1.25%	1.25%	1.25%	1.25%	1.25%
Ratio of expenses to average net assets without waivers and reimbursements(2)	1.33	%(3)	1.42%	1.35%	1.32%	1.39%	1.51%
Ratio of net investment income/(loss) to average net assets	(0.65	)%(3)	(0.50)%	(0.53)%	(0.66)%	0.37%	(0.21)%
Portfolio turnover rate	185.46	%(4)	380.45%	196.15%	175.06%	237.59%	288.88%

*	Calculated based on average shares outstanding for the period.
(1)
Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(2)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(3)	Annualized.
(4)	Not annualized.

The accompanying notes are an integral part of the financial statements.
11

Bogle Investment Management
Small Cap Growth Fund

Financial Highlights

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Investor Class
	For the Six Months Ended 2/28/17 (Unaudited)		For the Year Ended 8/31/16	For the Year Ended 8/31/15	For the Year Ended 8/31/14	For the Year Ended 8/31/13	For the Year Ended 8/31/12
Per Share Operating Performance
Net asset value, beginning of period	$26.35		$29.40	$37.45	$29.00	$21.42	$19.10
Net investment income/(loss)*	(0.10)		(0.15)	(0.21)	(0.26)	0.07	(0.07)
Net realized and unrealized gain/(loss) from investments	3.64		1.18	(3.04)	8.74	7.51	2.39
Net increase/(decrease) in net assets resulting from operations	3.54		1.03	(3.25)	8.48	7.58	2.32
Dividends and distributions to shareholders from:
Net investment income	—		—	—	(0.03)	—	—
Net realized capital gains	—		(4.08)	(4.80)	—	—	—
Total dividends and distributions to shareholders	—		(4.08)	(4.80)	(0.03)	—	—
Net asset value, end of period	$29.89		$26.35	$29.40	$37.45	$29.00	$21.42
Total investment return(1)	13.43	%(4)	4.29%	(9.09)%	29.28%	35.39%	12.15%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$75,941		$72,231	$92,181	116,669	$77,584	$58,011
Ratio of expenses to average net assets with waivers and reimbursements	1.32	%(3)	1.35%	1.35%	1.35%	1.35%	1.35%
Ratio of expenses to average net assets without waivers and reimbursements(2)	1.40	%(3)	1.52%	1.45%	1.43%	1.49%	1.60%
Ratio of net investment income/(loss) to average net assets	(0.74	)%(3)	(0.60)%	(0.63)%	(0.76)%	0.27%	(0.36)%
Portfolio turnover rate	185.46	%(4)	380.45%	196.15%	175.06%	237.59%	288.88%

*	Calculated based on average shares outstanding for the period.
(1)
Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(2)	During the period, certain fees were waived and/or reimbursed. If such fee waivers and/or reimbursements had not occurred, the ratios would have been as indicated (See Note 2).
(3)	Annualized.
(4)	Not annualized.

The accompanying notes are an integral part of the financial statements.

12

Bogle Investment Management
Small Cap Growth Fund

Notes To Financial Statements
February 28, 2017 (Unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-six active investment portfolios, including the Bogle Investment Management Small Cap Growth Fund (the “Fund”), which commenced investment operations on October 1, 1999. As of February 28, 2017, the Fund offers two classes of shares, Institutional Class and Investor Class.

RBB has authorized capital of one hundred billion shares of common stock of which 84.423 billion shares are currently classified into one hundred and seventy-one classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Investments in other open-end investment companies are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1	– quoted prices in active markets for identical securities;

● Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3	– significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value at February 28, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$111,545,278	$111,545,278	$—	$—
Short-Term Investments	1,806,581	1,806,581	—	—
Total Investments*	$113,351,859	$113,351,859	$—	$—

*	See Portfolio of Investments for detail on portfolio holdings.

13

Bogle Investment Management
Small Cap Growth Fund

Notes To Financial Statements (Continued)
February 28, 2017 (Unaudited)

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended February 28, 2017, there were no transfers between Levels 1, 2 and 3 for the Fund that require disclosure.

Use of Estimates — The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. The Fund’s net investment income (other than class specific shareholder servicing fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

Dividends And Distributions To Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, will be declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

14

Bogle Investment Management
Small Cap Growth Fund

Notes To Financial Statements (Continued)
February 28, 2017 (Unaudited)

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify or continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Cash and Cash Equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Investment Adviser and Other Services

Bogle Investment Management, L.P. (the “Adviser” or “Bogle”) serves as the Fund’s investment adviser. For its advisory services, the Adviser is entitled to receive an advisory fee calculated daily and paid monthly from the Fund at an annual rate of 1.00% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive management fees and reimburse expenses to the extent that Total Annual Fund Operating Expenses (excluding certain items discussed below) exceed 1.25% for both the Institutional Class and Investor Class. Prior to December 31, 2016, the Adviser had contractually agreed to waive management fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding certain items discussed below) exceed 1.35% for the Investor Class. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause Total Annual Fund Operating Expenses to exceeded 1.25% as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2017 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after December 31, 2017.

The contractual fee waiver does not provide for recoupment of fees that were waived or expenses that were reimbursed. For the six months ended February 28, 2017, investment advisory fees and waivers of the Fund were as follows:

Gross Advisory Fees	Waivers	Net Advisory Fees
$599,781	$50,310	$549,471

The Fund will not pay the Adviser at a later time for any amounts waived or any amounts assumed.

In addition to serving as the Fund’s investment adviser, Bogle provided certain shareholder services to the Investor Class of the Fund from September 1, 2016 to December 31, 2016. As compensation for such services, the Adviser received a monthly fee equal to an annual rate of 0.10% of the average daily net assets of the Fund’s Investor Class. Effective December 31, 2016, the shareholder servicing plan was terminated. As a result, the Adviser no longer receives compensation for such services.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) served as administrator for the Fund through September 30, 2016. Effective October 1, 2016, U.S. Bancorp Fund Services, LLC (“USBFS”) serves as administrator for the Fund. For providing administrative and accounting services, USBFS is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

In addition, BNY Mellon served as the Fund’s transfer and dividend disbursing agent through November 18, 2016. Effective November 19, 2016, USBFS serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, USBFS is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

15

Bogle Investment Management
Small Cap Growth Fund

Notes To Financial Statements (Continued)
February 28, 2017 (Unaudited)

The Bank of New York Mellon provided certain custodial services to the Fund through November 18, 2016. Effective November 19, 2016, U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.

Foreside Funds Distributors, LLC served as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB through November 18, 2016. Effective November 19, 2016, Quasar Distributors, LLC serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

3. Director’s and Officer’s Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. The aggregate remuneration paid to the Directors by the Fund during the period ended February 28, 2017 was $13,133. Employees of Vigilant Compliance, LLC serve as President, Chief Compliance Officer and Assistant Treasurer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. An employee of RBB serves as Treasurer and Secretary, and is compensated for services provided. Certain employees of USBFS serve as officers of the Company. They are not compensated by the Fund or the Company. For the six month period ended February 28, 2017, the Fund paid $9,908 in officer fees.

4. Purchases and Sales of Investment Securities

For the six months ended February 28, 2017, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

Purchases	Sales
$218,120,570	$249,056,313

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of February 28, 2017, the federal tax cost and aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows*:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$102,390,778	$14,944,711	$(3,983,630)	$10,961,081

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may

16

Bogle Investment Management
Small Cap Growth Fund

Notes To Financial Statements (Continued)
February 28, 2017 (Unaudited)

differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2016, primarily attributable to short-term capital gains netted against net operating loss, were reclassified among the following accounts:

Undistributed Net Investment Income	Accumulated Net Realized Gain/(Loss)	Paid-In Capital
$796,483	$(29,367)	$(767,116)

As of August 31, 2016, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforward	Undistributed Ordinary Income	Undistributed Long-Term Gains	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Loss Deferral
$(3,655,064)	$—	$—	$(3,375,937)	$(3,959,532)

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2016 was as follows:

Ordinary Income	Long-Term Gains
$3,127	$22,856,049

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the year ended August 31, 2016, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2016.

For the fiscal year ended August 31, 2016, the Fund deferred to September 1, 2016, the following losses:

Late-Year Ordinary Loss Deferral	Short-Term Capital Loss Deferral	Long-Term Capital Loss Deferral
$418,917	$1,570,778	$1,969,837

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law.

As of August 31, 2016, the Fund had capital losses of $3,655,064 of which $288,004 are long-term capital losses and $3,367,060 are short-term capital losses. The capital losses can be carried forward for an unlimited period.

17

Bogle Investment Management
Small Cap Growth Fund

Notes To Financial Statements (Concluded)
February 28, 2017 (Unaudited)

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there was the following subsequent event:

Based on the recommendation of the Adviser, the Board has approved closing the Investor Class Shares of the Fund and converting Investor Class Shares of the Fund to Institutional Class Shares of the Fund.

Effective at the close of the New York Stock Exchange on April 28, 2017 (the “Conversion Date”), the outstanding Investor Class Shares of the Fund will be converted into full and/or fractional Institutional Class Shares of the Fund (the “Conversion”). Immediately after and as a result of the Conversion, each holder of Investor Class Shares of the Fund shall be the owner of Institutional Class Shares of the Fund with an aggregate NAV equal to the aggregate NAV of the Investor Class Shares held by such holder immediately prior to the Conversion. The Conversion will be effected without the imposition of any sales charge or any other charge.

After the Conversion has been completed, Investor Class Shares will no longer be available for sale. The Conversion is expected to be tax-free, meaning that the Fund’s Investor Class shareholders will become Institutional Class shareholders without realizing any gain or loss for federal tax purposes.

18

Bogle Investment Management
Small Cap Growth Fund

Other Information
(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (877) 264-5346 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (800) SEC-0330.

19

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Investment Adviser
Bogle Investment Management, L.P.
2310 Washington Street
Suite 310
Newton Lower Falls, MA 02462

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
777 East Wisconsin Avenue, Floor 6
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042

Legal Counsel
Drinker Biddle & Reath LLP
One Logan Square
Ste. 2000
Philadelphia, PA 19103-6996

BOSTON PARTNERS INVESTMENT FUNDS

Table of Contents

General Market Commentary	1
Total Returns for the Period Ended February 28, 2017	2
Fund Expense Examples	4
Portfolio Holdings Summary Tables	6
Portfolio of Investments	9
Statements of Assets and Liabilities	44
Statements of Operations	46
Statements of Changes in Net Assets	48
Financial Highlights	52
Notes to Financial Statements	56
Other Information	68
Privacy Notice	69

BOSTON PARTNERS INVESTMENT FUNDS

GENERAL MARKET COMMENTARY

Dear Shareholder,

The cyclical bull market in U.S. stocks continued through the 6-month period ended February 28, 2017 with the S&P 500® Index advancing 10.01% during that time frame and posting positive returns in five out of the six months.

Performance was particularly strong during the month of February as the S&P 500® Index returned 3.97%, the best monthly performance since March 2016 with the S&P 500®, Dow Jones Industrials, NASDAQ and Russell 2000® indices all posting record levels for four consecutive days during the month, a feat last accomplished in1995. The S&P 500® Index posted eleven record closing levels during the first two months of the year alone, the best since 1987.

Overall stock market performance for the 6-month period drew support from three factors:

1)	A strong economic backdrop with GDP advancing by 3.5% during Q3 2016 (biggest gain since Q3 2014) and by 2.1% during Q4.

2)	The end of the five quarter “earnings recession” with year-over-year earnings per share (EPS) growth for the S&P 500 of 2.86% for Q3 and 5.04% for Q4.

3)
A continuation of the “reflation trade” which began with the election of Donald Trump to the presidency and the prospect of his growth initiatives of tax relief, reduced regulation and fiscal stimulus coming to fruition.

In terms of sector returns, Financials, Information Technology and Materials occupied the top three spots during the period, reflective of the strength of cyclical stocks. With the prospect of stronger growth and higher inflation, the Federal Reserve hiked rates in December, casting a cloud over the “bond surrogate” sectors of the market including REIT’s, Telecommunications and Consumer Staples that wound up as the bottom-three sectors in performance terms.

From a stylistic standpoint, small-capitalization stocks outperformed their large-cap counterparts and value stocks beat growth stocks each reflecting the strength of the “reflation trade”.

Geographically, domestic stocks won over international stocks and within the international arena, emerging market stocks did slightly better than developed market stocks. Emerging market stocks were helped by the firming of commodity prices, in particular oil, which increased by over $9 dollars a barrel over the period. Developed market stocks benefitted from a continuation of central bank stimulus, especially from the European Central Bank, which extended its quantitative easing program in December.

Besides value, cyclicals and capitalization, the other factor which had a pronounced impact on returns was beta, which given the overall strength of the market, higher was better than lower.

Looking ahead for 2017 it is encouraging to see earnings revisions turning positive for the second half of 2017 and for 2018. Overall earnings growth for the S&P 500® Index in 2017 is expected to be +10% and for 2018 the consensus expectation for EPS growth is +12% according to FactSet. That alone should be a supporting factor for stock prices.

While first quarter GDP is expected to be on the weak side, +0.9%, that trend has been the “norm” since 2010. Like the past seven years, a strong rebound in GDP is anticipated for Q2, with a consensus growth estimate exceeding 3%. The average growth between the two quarters should provide a solid macro-economic backdrop to the investment climate.

Risks to the markets remain largely geo-political, with the Middle East, North Korea, China, Russia, France, Italy and the U.K. all vying for which country/region warrants the most attention. It also goes without saying that the Trump administration will remain under the microscope, with the populace waiting to see if and when any campaign pledged legislation gets enacted.

Semi-Annual Report 2017	1

BOSTON PARTNERS INVESTMENT FUNDS

Total Returns for the Periods Ended February 28, 2017 (unaudited)

		Average Annual
	Six Month	1 Year	5 Year	10 Year	Since Inception
Boston Partners Small Cap Value Fund II
Institutional Class	12.52%	35.85%	13.86%	7.98%	N/A
Investor Class	12.39%	35.48%	13.58%	7.71%	N/A
Russell 2000® Value Index	15.80%	41.29%	13.43%	6.31%	N/A
Russell 2000® Index(1)	12.61%	36.11%	12.89%	7.22%	N/A
[1] This is not a primary benchmark of the Fund. Results of the index performance are presented for general comparative purposes.
Boston Partners Long/Short Equity Fund
Institutional Class	10.45%	20.66%	8.43%	11.01%	N/A
Investor Class	10.32%	20.35%	8.17%	10.68%	N/A
S&P 500® Index	10.01%	24.98%	14.01%	7.62%	N/A
Boston Partners Long/Short Research Fund
Institutional Class(1)	4.60%	12.03%	7.92%	N/A	8.78%
S&P 500® Index	10.01%	24.98%	14.01%	N/A	14.44%(3)

Investor Class(2)	4.47%	11.69%	7.63%	N/A	8.06%
S&P 500® Index	10.01%	24.98%	14.01%	N/A	14.05%(3)
[1] Inception date September 30, 2010 [2] Inception date November 29, 2010 [3] Index performance is from Inception date of the Class only and is not the inception date of the index itself.
Boston Partners All-Cap Value Fund
Institutional Class	10.79%	30.42%	15.06%	9.10%	N/A
Investor Class	10.68%	30.14%	14.83%	8.85%	N/A
Russell 3000® Value Index	11.42%	30.02%	13.97%	6.21%	N/A
Russell 3000® Index(1)	10.29%	26.29%	13.85%	7.64%	N/A
[1] This is not a primary benchmark of the Fund. Results of the index performance are presented for general comparative purposes.
WPG Partners Small/Micro Cap Value Fund
Institutional Class	10.20%	32.62%	8.98%	4.42%	N/A
Russell 2000® Value Index	15.80%	41.29%	13.43%	6.31%	N/A
Boston Partners Global Equity Fund
Institutional Class(1)	6.99%	22.99%	10.90%	N/A	12.44%
MSCI World Index	5.05%	16.57%	4.70%	N/A	6.72%(2)
[1] Inception date December 30, 2011 [2] Index performance is from Inception date of the Fund only and is not the inception date of the index itself.
Boston Partners Global Long/Short Fund
Institutional Class(1)	3.06%	8.75%	N/A	N/A	3.88%
MSCI World Index	5.05%	16.57%	N/A	N/A	-0.23%(3)

Investor Class(2)	2.90%	8.40%	N/A	N/A	4.52%
MSCI World Index	5.05%	16.57%	N/A	N/A	-0.22%(3)
[1] Inception date December 31, 2013 [2] Inception date April 11, 2014 [3] Index performance is from Inception date of the Fund only and is not the inception date of the index itself.
Boston Partners Emerging Markets Long/Short Fund
Institutional Class(1)	3.22%	15.24%	N/A	N/A	3.72%
MSCI World Index(2)	5.05%	16.57%	N/A	N/A	-0.87%(3)
MSCI Emerging Markets Index	5.51%	29.46%	N/A	N/A	-0.43%(3)
[1] Commencement of operations was March 1, 2015.
[2] This is not a primary benchmark of the Fund. Results of the index performance are presented for general comparative purposes.
[3] Index performance is from the Fund’s commencement of operations only and is not the inception date of the index itself.

2	Semi-Annual Report 2017

BOSTON PARTNERS INVESTMENT FUNDS

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Boston Partners Global Investors, Inc. waived a portion of its advisory fee and agreed to reimburse a portion of each Fund’s operating expenses, if necessary, to maintain certain expense ratios as set forth in the notes to the financial statements. Total returns shown include fee waivers, expense reimbursements and expense recoupment, if any; total returns would have been lower had there been no assumption of fees and expenses in excess of expense limitations. Each Fund’s annual operating expense ratios below are as stated in the current prospectuses. These ratios may differ from the actual expenses incurred by a Fund for the period covered by this report. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Current performance may be lower or higher than the performance data quoted. For performance data current to the most recent month-end, please call 1-888-261-4073 or visit our web site at www.boston-partners.com.

Investors should note that the Funds are actively managed mutual funds while the indices are unmanaged, do not incur expenses and are not available for investment.

Small company stocks are generally riskier than large company stocks due to greater volatility and less liquidity.

Value investing involves the risk that a fund’s investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, will not appreciate in value as anticipated.

A long/short strategy uses short sales, which theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Increased leverage may cause a fund’s net asset value to be disproportionately volatile. The strategy also may generate high portfolio turnover, which may result in higher costs and capital gains.

International investing is subject to special risks including, but not limited to, currency risk associated with securities denominated in other than the U.S. dollar, which may be affected by fluctuations in currency exchange rates, political, social or economic instability, and differences in taxation, auditing and other financial practices. Investment in emerging market securities may increase these risks.

The following are the Funds’ gross annual operating expense ratios as stated in the most recent prospectuses, dated February 28, 2017:

	Institutional Class	Investor Class
Boston Partners Small Cap Value Fund II	1.22%	1.47%
Boston Partners Long/Short Equity Fund	3.57%[1]	3.82%[1]
Boston Partners Long/Short Research Fund	2.51%[1]	2.76%[1]
Boston Partners All-Cap Value Fund	0.86%	1.11%
WPG Partners Small/Micro Cap Value Fund	1.55%	N/A
Boston Partners Global Equity Fund	1.10%	1.49%
Boston Partners Global Long/Short Fund	2.99%[1]	3.24%[1]
Boston Partners Emerging Markets Long/Short Fund	7.82%[1]	N/A

[1]	Includes interest and dividend expense on short sales.

Semi-Annual Report 2017	3

BOSTON PARTNERS INVESTMENT FUNDS

FUND EXPENSE EXAMPLES (unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution fees, shareholder servicing fees and other Fund expenses. The examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2016 through February 28, 2017, and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund(s) and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Expense Table
	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017*	Annualized Expense Ratio	Expense Paid During Period**
Boston Partners Small Cap Value Fund II
Institutional
Actual	$1,000.00	$1,125.20	1.10%	$5.80
Hypothetical	1,000.00	1,019.34	1.10%	5.51

Investor
Actual	$1,000.00	$1,123.90	1.35%	$7.11
Hypothetical	1,000.00	1,018.10	1.35%	6.76
Boston Partners Long/Short Equity Fund
Institutional
Actual	$1,000.00	$1,104.50	2.78%(1)	$14.51
Hypothetical	1,000.00	1,011.01	2.78%(1)	13.86

Investor
Actual	$1,000.00	$1,103.20	3.03%(1)	$15.80
Hypothetical	1,000.00	1,009.77	3.03%(1)	15.10
Boston Partners Long/Short Research Fund
Institutional
Actual	$1,000.00	$1,046.00	2.24%(1)	$11.36
Hypothetical	1,000.00	1,013.69	2.24%(1)	11.18

Investor
Actual	$1,000.00	$1,044.70	2.49%(1)	$12.62
Hypothetical	1,000.00	1,012.45	2.49%(1)	12.42

4	Semi-Annual Report 2017

BOSTON PARTNERS INVESTMENT FUNDS

FUND EXPENSE EXAMPLES (unaudited) (continued)

	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017*	Annualized Expense Ratio	Expense Paid During Period**
Boston Partners All-Cap Value Fund
Institutional
Actual	$1,000.00	$1,107.90	0.80%	$4.18
Hypothetical	1,000.00	1,020.83	0.80%	4.01

Investor
Actual	$1,000.00	$1,106.80	1.05%	$5.48
Hypothetical	1,000.00	1,019.59	1.05%	5.26
WPG Partners Small/Micro Cap Value Fund
Institutional
Actual	$1,000.00	$1,102.00	1.10%	$5.73
Hypothetical	1,000.00	1,019.34	1.10%	5.51
Boston Partners Global Equity Fund
Institutional
Actual	$1,000.00	$1,069.90	0.95%	$4.88
Hypothetical	1,000.00	1,020.08	0.95%	4.76
Boston Partners Global Long/Short Fund
Institutional
Actual	$1,000.00	$1,030.60	2.30%(1)	$11.58
Hypothetical	1,000.00	1,013.39	2.30%(1)	11.48

Investor
Actual	$1,000.00	$1,029.00	2.55%(1)	$12.83
Hypothetical	1,000.00	1,012.15	2.55%(1)	12.72
Boston Partners Emerging Markets Long/Short Fund
Institutional
Actual	$1,000.00	$1,032.20	2.34%	$11.79
Hypothetical	1,000.00	1,013.19	2.34%	11.68

*
The Fund’s ending account values on the first line in each table are based on the actual six-month total return of 12.52% and 12.39% for the Institutional Class and Investor Class, respectively, of the Boston Partners Small Cap Value Fund II; 10.45% and 10.32% for the Institutional Class and Investor Class, respectively, of the Boston Partners Long/Short Equity Fund; 4.60% and 4.47% for the Institutional Class and Investor Class, respectively, of the Boston Partners Long/Short Research Fund; 10.79% and 10.68% for the Institutional Class and Investor Class, respectively, of the Boston Partners All-Cap Value Fund; 10.20% for the Institutional Class of the WPG Partners Small/Micro Cap Value Fund; 6.99% for the Institutional Class of the Boston Partners Global Equity Fund; 3.06% and 2.90% for the Institutional Class and Investor Class, respectively, of the Boston Partners Global Long/Short Fund; and 3.22% for the Institutional Class of the Boston Partners Emerging Markets Long/Short Fund.

**
Expenses are equal to the Fund’s annualized six-month expense ratios in the table above, which include waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period.

(1)
These amounts include dividends paid on securities which the Funds have sold short (“Short-sale dividends”) and related interest expense. The amount of short-sale dividends and related interest expense was 0.38% and 0.83% of average net assets for the six-month period ended February 28, 2017 for both the Institutional Class and Investor Class of the Boston Partners Long/Short Equity Fund and Boston Partners Long/Short Research Fund, respectively, 0.59% of average net assets for the Institutional Class and Investor Class, respectively, of the Boston Partners Global Long/Short Fund and 0.24% of average net assets for the Institutional Class of the Boston Partners Emerging Markets Long/Short Fund.

Semi-Annual Report 2017	5

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2017

Portfolio Holdings Summary Tables (unaudited)

BOSTON PARTNERS
SMALL CAP VALUE FUND II

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCK
Finance	27.3%	$131,421,438
Consumer Services	17.4	83,666,529
Capital Goods	12.8	61,637,915
Technology	9.6	46,006,627
Real Estate Investment Trusts	7.4	35,736,385
Health Care	7.0	33,579,066
Energy	4.7	22,574,732
Basic Industries	3.9	18,844,800
Consumer Non-Durables	3.2	15,509,336
Consumer Durables	1.7	8,203,707
Utilities	0.4	2,148,045
SECURITIES LENDING COLLATERAL	30.8	148,114,869
SHORT-TERM INVESTMENTS	3.8	18,344,704
LIABILITIES IN EXCESS OF OTHER ASSETS	(30.0)	(144,463,754)
NET ASSETS	100.0%	$481,324,399

Portfolio holdings are subject to change at any time.

BOSTON PARTNERS
LONG/SHORT EQUITY FUND

Security Type/Sector Classification	% of Net Assets	Value
LONG POSITIONS:
Common Stock
Finance	24.3%	$243,223,014
Consumer Services	13.5	135,211,237
Energy	12.3	122,707,000
Health Care	11.9	119,361,635
Technology	8.3	82,971,909
Capital Goods	8.2	82,591,338
Basic Industries	6.3	62,877,210
Transportation	5.1	50,670,877
Communications	3.7	37,243,085
Consumer Non-Durables	1.7	17,446,416
Utilities	1.0	10,500,918
Real Estate Investment Trusts	0.6	6,408,786
EXCHANGE TRADED FUNDS	0.6	6,153,793
SECURITIES LENDING COLLATERAL	22.3	223,784,970
SHORT-TERM INVESTMENTS	1.6	15,936,041

SHORT POSITIONS:
Common Stock
Consumer Services	(5.1)	(50,805,636)
Technology	(4.2)	(41,704,196)
Health Care	(3.1)	(31,105,735)
Utilities	(2.0)	(20,106,457)
Communications	(1.9)	(19,527,215)
Capital Goods	(1.8)	(17,645,186)
Consumer Durables	(1.3)	(12,784,911)
Consumer Non-Durables	(1.0)	(10,101,530)
Finance	(0.9)	(8,676,949)
Basic Industries	(0.4)	(3,952,559)
Real Estate Investment Trusts	(0.2)	(2,406,687)
Energy	(0.0)	(10)
EXCHANGE TRADED FUNDS	(1.6)	(15,528,572)
OPTIONS WRITTEN	(0.2)	(1,592,354)
OTHER ASSETS IN EXCESS OF LIABILITIES	2.1	20,590,526
NET ASSETS	100.0%	$1,001,740,758

Portfolio holdings are subject to change at any time.

BOSTON PARTNERS
LONG/SHORT RESEARCH FUND

Security Type/Sector Classification	% of Net Assets	Value
LONG POSITIONS:
Common Stock
Technology	20.2%	$1,314,027,508
Finance	18.6	1,209,291,149
Capital Goods	11.6	754,614,920
Health Care	9.2	598,972,034
Consumer Services	8.3	536,298,085
Energy	8.1	528,202,777
Communications	7.1	459,442,975
Basic Industries	4.8	310,248,308
Consumer Non-Durables	3.0	196,020,140
Utilities	1.6	101,874,064
Consumer Durables	1.5	96,734,172
Transportation	0.9	59,594,243
SHORT-TERM INVESTMENTS	3.8	248,967,703

SHORT POSITIONS:
Common Stock
Technology	(8.2)	(531,867,218)
Consumer Services	(7.6)	(496,319,993)
Finance	(6.8)	(444,294,309)
Health Care	(3.9)	(250,265,274)
Capital Goods	(3.9)	(250,143,377)
Energy	(3.3)	(215,259,266)
Consumer Non-Durables	(3.1)	(203,018,144)
Basic Industries	(2.5)	(164,179,158)
Communications	(2.5)	(162,430,045)
Consumer Durables	(1.1)	(73,335,378)
Transportation	(0.9)	(56,219,404)
Real Estate Investment Trusts	(0.9)	(55,330,078)
Utilities	(0.5)	(32,082,087)
OPTIONS WRITTEN	(0.0)	(2,964,282)
OTHER ASSETS IN EXCESS OF LIABILITIES	46.5	3,019,861,220
NET ASSETS	100.0%	$6,496,441,285

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

6	Semi-Annual Report 2017

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2017

Portfolio Holdings Summary Tables (unaudited) (continued)

BOSTON PARTNERS
ALL-CAP VALUE FUND

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCK
Finance	28.4%	$445,194,037
Technology	19.6	306,527,619
Health Care	16.8	263,938,526
Energy	8.1	126,578,268
Consumer Services	7.0	109,679,598
Capital Goods	5.9	92,399,353
Consumer Non-Durables	3.0	47,091,325
Communications	2.6	41,529,838
Consumer Durables	2.1	32,172,007
Basic Industries	1.3	19,607,738
SECURITIES LENDING COLLATERAL	20.5	321,079,118
RIGHTS	0.0	—
SHORT-TERM INVESTMENTS	4.7	74,181,657
LIABILITIES IN EXCESS OF OTHER ASSETS	(20.0)	(312,944,672)
NET ASSETS	100.0%	$1,567,034,412

Portfolio holdings are subject to change at any time.

WPG PARTNERS
SMALL/MICRO CAP VALUE FUND

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCK
Finance	28.6%	$10,223,421
Capital Goods	11.8	4,229,680
Real Estate Investment Trusts	11.1	3,976,119
Consumer Services	8.5	3,046,784
Technology	7.6	2,728,345
Energy	6.9	2,470,788
Utilities	6.6	2,365,903
Transportation	5.2	1,858,408
Consumer Durables	3.0	1,062,708
Health Care	2.3	827,009
Basic Industries	2.1	761,663
Consumer Non-Durables	1.4	483,381
Communications	1.3	460,740
WARRANTS	0.1	22,983
SECURITIES LENDING COLLATERAL	29.6	10,600,787
SHORT-TERM INVESTMENTS	3.4	1,199,747
LIABILITIES IN EXCESS OF OTHER ASSETS	(29.5)	(10,541,373)
NET ASSETS	100.0%	$35,777,093

Portfolio holdings are subject to change at any time.

BOSTON PARTNERS
GLOBAL EQUITY FUND

Security Type/Sector Classification	% of Net Assets	Value
COMMON STOCK:
Financials	20.4%	$92,938,625
Information Technology	15.5	70,506,869
Health Care	14.2	64,498,165
Industrials	13.9	63,407,952
Consumer Discretionary	8.8	39,942,777
Energy	8.2	37,491,594
Materials	6.1	27,653,744
Consumer Staples	5.6	25,559,347
Telecommunication Services	1.9	8,854,284
Utilities	1.0	4,631,617
PREFERRED STOCK	0.5	2,104,510
SECURITIES LENDING COLLATERAL	7.5	34,363,856
SHORT-TERM INVESTMENTS	2.7	12,299,453
OPTIONS WRITTEN	(0.1)	(235,000)
LIABILITIES IN EXCESS OF OTHER ASSETS	(6.2)	(28,409,234)
NET ASSETS	100.0%	$455,608,559

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2017	7

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2017

Portfolio Holdings Summary Tables (unaudited) (concluded)

BOSTON PARTNERS
GLOBAL LONG/SHORT FUND

Security Type/Sector Classification	% of Net Assets	Value
LONG POSITIONS:
COMMON STOCK:
Financials	18.1%	$158,380,579
Information Technology	14.6	127,899,478
Health Care	12.9	112,999,947
Industrials	11.5	100,686,076
Energy	10.3	89,880,347
Consumer Discretionary	9.0	78,451,673
Materials	6.3	55,412,508
Consumer Staples	6.2	54,115,012
Telecommunication Services	2.1	18,071,080
Utilities	1.1	9,562,765
PREFERRED STOCK	0.8	7,426,672
SHORT-TERM INVESTMENTS	6.2	53,868,528

SHORT POSITIONS:
COMMON STOCK
Consumer Discretionary	(9.8)%	$(85,530,105)
Industrials	(8.7)	(76,096,868)
Materials	(5.5)	(47,817,449)
Financials	(5.3)	(46,042,866)
Information Technology	(4.5)	(39,693,090)
Health Care	(3.7)	(32,322,014)
Energy	(3.1)	(26,968,918)
Consumer Staples	(2.3)	(20,087,001)
Real Estate	(0.8)	(7,179,291)
Telecommunication Services	(0.3)	(2,414,504)
OPTIONS WRITTEN	(0.2)	(2,256,987)
OTHER ASSETS IN EXCESS OF LIABILITIES	45.0	393,485,094
NET ASSETS	100.0%	$873,830,666

Portfolio holdings are subject to change at any time.

BOSTON PARTNERS
EMERGING MARKETS LONG/SHORT FUND

Security Type/Sector Classification	% of Net Assets	Value
LONG POSITIONS:
COMMON STOCK:
Consumer Staples	8.2%	$1,755,595
Financials	7.1	1,518,039
Information Technology	6.1	1,301,992
Consumer Discretionary	5.8	1,250,700
Industrials	5.5	1,172,824
Energy	4.7	1,018,785
Real Estate	3.6	765,629
Utilities	2.9	612,376
Health Care	2.0	427,086
Telecommunication Services	1.5	311,977
Materials	1.1	243,988
PREFERRED STOCK	5.1	1,104,387
RIGHTS	0.0	13,248
EXCHANGE TRADED FUNDS	0.5	99,903
SHORT-TERM INVESTMENTS	38.6	8,277,349

SHORT POSITIONS:
COMMON STOCK
Consumer Discretionary	(0.8)	(175,294)
Information Technology	(0.5)	(100,728)
Consumer Staples	(0.4)	(95,295)
Real Estate	(0.4)	(83,749)
Materials	(0.2)	(40,222)
OTHER ASSETS IN EXCESS OF LIABILITIES	9.7	2,072,846
NET ASSETS	100.0%	$21,451,436

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

8	Semi-Annual Report 2017

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2017 (unaudited)

BOSTON PARTNERS SMALL CAP VALUE FUND II	Portfolio of Investments

	Number of Shares	Value
COMMON STOCKS—95.4%
Basic Industries—3.9%
AgroFresh Solutions, Inc.*	210,630	$570,807
Ferro Corp.*	81,791	1,145,074
Graphic Packaging Holding Co.	373,418	4,985,130
Innophos Holdings, Inc.	67,809	3,593,199
JELD-WEN Holding, Inc.*	16,338	510,399
Orchids Paper Products Co.(a)	91,193	2,599,912
PolyOne Corp.	28,953	975,137
Schweitzer-Mauduit International, Inc.(a)	75,358	3,091,939
Valvoline, Inc.(a)	61,249	1,373,203
		18,844,800
Capital Goods—12.8%
Aegion Corp.*	107,643	2,449,955
Ampco-Pittsburgh Corp.	31,654	462,148
BMC Stock Holdings, Inc.*	181,985	3,821,685
Cabot Corp.	25,031	1,451,297
CECO Environmental Corp.(a)	153,460	1,734,098
Continental Building Products, Inc.*	68,129	1,665,754
Cubic Corp.(a)	44,586	2,342,994
Curtiss-Wright Corp.	23,912	2,339,311
Ferroglobe PLC	280,259	3,023,995
Ferroglobe Representation & Warranty Insurance*‡	276,005	0
Foundation Building Materials, Inc.*	100,435	1,641,108
Granite Construction, Inc.(a)	61,045	3,235,995
Hillenbrand, Inc.	40,005	1,454,182
LCI Industries(a)	84,626	9,114,220
Minerals Technologies, Inc.	55,847	4,314,181
Olin Corp.(a)	109,637	3,407,518
Orion Group Holdings, Inc.*	233,872	2,189,042
Tutor Perini Corp.(a)*	46,201	1,406,820
WESCO International, Inc.*	129,237	8,981,972
World Fuel Services Corp.	182,517	6,601,640
		61,637,915
Consumer Durables—1.7%
Strattec Security Corp.	16,282	484,389
Tempur Sealy International, Inc.(a)*	25,047	1,156,921
Tower International, Inc.	117,372	3,245,336
Winnebago Industries, Inc.(a)	100,517	3,317,061
		8,203,707
Consumer Non-Durables—3.2%
Nu Skin Enterprises, Inc. Class A(a)	55,848	2,766,710
Skechers U.S.A., Inc.(a)*	182,716	4,690,320
Steven Madden Ltd.*	122,924	4,591,211
Universal Corp.(a)	51,124	3,461,095
		15,509,336
Consumer Services—17.4%
ABM Industries, Inc.(a)	103,761	4,232,411
American Eagle Outfitters, Inc.(a)	289,677	4,591,380
Barnes & Noble Education, Inc.*	124,543	1,195,613
Booz Allen Hamilton Holding Corp.	93,446	3,342,563
CBIZ, Inc.*	107,473	1,429,391
Civeo Corp.*	383,821	1,347,212
Clubcorp Holdings, Inc.	295,747	5,057,274
Ennis, Inc.	42,849	700,581
Finish Line Inc., (The), Class A(a)	221,929	3,617,443
FTD Cos., Inc.(a)*	84,204	2,034,369
FTI Consulting, Inc.(a)*	67,299	2,708,112
G&K Services, Inc. Class A	36,181	3,419,104
Group 1 Automotive, Inc.(a)	20,376	1,583,011
Heidrick & Struggles International, Inc.	77,926	1,905,291
ICF International, Inc.*	55,836	2,398,156
Jones Lang LaSalle, Inc.	22,473	2,577,653
KAR Auction Services, Inc.	69,530	3,116,335
Korn/Ferry International(a)	36,954	1,142,248
Lithia Motors, Inc.(a)	45,719	4,373,937
Live Nation Entertainment, Inc.*	46,823	1,330,241
MAXIMUS, Inc.(a)	47,060	2,808,070
Navigant Consulting, Inc.*	118,854	2,769,298
Office Depot, Inc.(a)	823,486	3,433,937
On Assignment, Inc.*	37,068	1,749,239
Papa Murphy's Holdings, Inc.(a)*	240,849	1,028,425
PRA Group, Inc.(a)*	46,845	1,911,276
RPX Corp.*	209,248	2,249,416
Scholastic Corp.(a)	51,896	2,338,434
Tailored Brands, Inc.(a)	223,569	5,166,680
Tetra Tech, Inc.	102,497	4,125,504
TravelCenters of America LLC*	156,972	1,020,318
Viad Corp.	29,364	1,385,981
XO Group, Inc.*	85,601	1,577,626
		83,666,529
Energy—4.7%
Bristow Group, Inc.(a)	153,362	2,409,317
Dril-Quip, Inc.(a)*	39,113	2,399,583
Extraction Oil & Gas, Inc.(a)*	24,325	430,553
Gulfport Energy Corp.*	77,740	1,348,012
Jagged Peak Energy, Inc.*	235,970	3,249,307
Kosmos Energy Ltd.(a)*	521,702	3,203,250
RSP Permian, Inc.(a)*	148,109	5,848,824
Western Refining, Inc.	47,650	1,740,178
WildHorse Resource Development Corp.(a)*	167,589	1,945,708
		22,574,732
Finance—27.3%
Air Lease Corp.(a)	232,784	9,062,281
AMERISAFE, Inc.(a)	37,055	2,382,636
Assured Guaranty Ltd.	149,332	6,139,039
CenterState Banks, Inc.	109,679	2,710,168
Columbia Banking System, Inc.(a)	22,095	881,370
Essent Group Ltd.*	157,870	5,495,455
FCB Financial Holdings, Inc., Class A*	67,587	3,284,728
Federal Agricultural Mortgage Corp. Class C	45,513	2,620,639
First American Financial Corp.(a)	175,538	6,858,270
First Citizens BancShares Inc., Class A	6,612	2,355,789

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2017	9

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2017 (unaudited)

BOSTON PARTNERS SMALL CAP VALUE FUND II (continued)	Portfolio of Investments

	Number of Shares	Value
Finance—(continued)
FirstCash, Inc.	63,062	$2,796,800
Flushing Financial Corp.	53,801	1,503,200
Gladstone Capital Corp.	30,793	283,604
Global Indemnity PLC*	28,301	1,122,984
Greenhill & Co, Inc.(a)	58,316	1,723,238
Hanmi Financial Corp.	82,628	2,759,775
Heritage Financial Corp.(a)	69,208	1,730,200
Hope Bancorp, Inc.	110,731	2,369,643
Infinity Property & Casualty Corp.	22,422	2,113,273
James River Group Holdings Ltd.	83,343	3,585,416
Maiden Holdings Ltd.	322,040	4,975,518
Nationstar Mortgage Holdings, Inc.(a)*	155,837	2,830,000
Navient Corp.(a)	255,869	3,942,941
Navigators Group, Inc., (The)	35,730	1,966,936
Nelnet, Inc., Class A	127,171	5,695,989
OneBeacon Insurance Group Ltd., Class A	123,500	2,015,520
Park Sterling Corp.(a)	87,774	1,041,000
PennyMac Financial Services, Inc. Class A*	146,577	2,616,399
Radian Group, Inc.(a)	444,351	8,269,372
Safety Insurance Group, Inc.	20,250	1,437,750
Silvercrest Asset Management Group, Inc. Class A	159,095	2,123,918
SLM Corp.*	938,734	11,255,421
State Auto Financial Corp.	44,794	1,201,823
Stewart Information Services Corp.(a)	109,637	4,868,979
Stifel Financial Corp.(a)*	108,483	5,853,743
Walker & Dunlop, Inc.(a)*	187,025	7,602,566
Washington Federal, Inc.(a)	57,461	1,945,055
		131,421,438
Health Care—7.0%
Chemed Corp.(a)	33,235	5,934,109
ICON PLC*	59,670	4,998,556
Integra LifeSciences Holdings Corp.(a)*	73,564	3,144,125
LHC Group, Inc.*	34,643	1,663,557
LifePoint Health, Inc.(a)*	71,298	4,566,637
Owens & Minor, Inc.(a)	53,382	1,926,022
PAREXEL International Corp.(a)*	79,507	5,143,308
PharMerica Corp.*	147,231	3,621,883
Select Medical Holdings Corp.(a)*	179,227	2,580,869
		33,579,066
Real Estate Investment Trusts—7.4%
Altisource Residential Corp.(a)	51,918	696,740
American Homes 4 Rent, Class A(a)	58,714	1,395,632
Anworth Mortgage Asset Corp.(a)	246,806	1,342,625
Ares Commercial Real Estate Corp.	268,252	3,626,767
Blackstone Mortgage Trust, Inc.(a)	101,130	3,149,188
Chatham Lodging Trust(a)	117,649	2,356,509
CYS Investments, Inc.(a)	730,015	5,854,720
Gladstone Commercial Corp.(a)	36,232	753,988
LaSalle Hotel Properties(a)	77,295	2,233,825
MFA Financial, Inc.(a)	577,752	4,633,571
MTGE Investment Corp.	58,831	973,653
Starwood Property Trust, Inc.(a)	95,353	2,179,770
Two Harbors Investment Corp.	703,161	6,539,397
		35,736,385
Technology—9.6%
Bel Fuse, Inc., Class B	113,924	2,973,416
Belden, Inc.(a)	80,979	5,721,166
Brooks Automation, Inc.	243,312	5,075,488
Coherent, Inc.*	30,290	5,530,348
Convergys Corp.(a)	54,334	1,188,828
EnerSys	64,917	4,981,081
First Solar, Inc.(a)*	35,953	1,301,139
Insight Enterprises, Inc.*	39,237	1,662,079
NETGEAR, Inc.*	58,007	3,178,784
PC Connection, Inc.(a)	26,098	698,383
Sykes Enterprises, Inc.*	164,909	4,488,823
SYNNEX Corp.	28,674	3,352,564
TeleTech Holdings, Inc.	141,105	4,275,482
Teradyne, Inc.	55,522	1,579,046
		46,006,627
Utilities—0.4%
PNM Resources, Inc.	35,000	1,270,500
Pure Cycle Corp.*	170,397	877,545
		2,148,045
TOTAL COMMON STOCKS (Cost $341,620,940)		459,328,580
SECURITIES LENDING COLLATERAL—30.8%
Mount Vernon Liquid Assets Portfolio, LLC, 0.97%	148,114,869	148,114,869
TOTAL SECURITIES LENDING COLLATERAL (Cost $148,114,869)		148,114,869
SHORT-TERM INVESTMENTS—3.8%
Fidelity Investments Money Market Funds - Government Portfolio, 0.46%
TOTAL SHORT-TERM INVESTMENTS (Cost $18,344,704)		18,344,704
TOTAL INVESTMENTS—130.0%
(Cost $508,080,513)		625,788,153
LIABILITIES IN EXCESS OF OTHER ASSETS—(30.0)%		(144,463,754)
NET ASSETS—100.0%		$481,324,399

*	— Non-income producing.
‡
— Security has been valued at fair market value as determined in good faith by or under the direction of the RBB Fund, Inc.’s Board of Directors. As of February 28, 2017, these securities amounted to $0 or 0.0% of net assets.

(a)	— All or a portion of the security is on loan. At February 28, 2017, the market value of securities on loan was $142,142,440.

The accompanying notes are an integral part of the financial statements.

10	Semi-Annual Report 2017

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2017 (unaudited)

BOSTON PARTNERS SMALL CAP VALUE FUND II (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund’s investments as of February 28, 2017 is as follows (see Notes to Portfolio of Investments):

	Total Value as of February 28, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock *	$459,328,580	$459,328,580	$—	$—
Securities Lending Collateral	148,114,869	148,114,869	—	—
Short-Term Investments	18,344,704	18,344,704	—	—
Total Assets	$625,788,153	$625,788,153	$—	$—

*	See Portfolio of Investments detail for industry and security type breakout.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2017	11

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2017 (unaudited)

BOSTON PARTNERS LONG/SHORT EQUITY FUND	Portfolio of Investments

	Number of Shares	Value
LONG POSITIONS—121.5%
COMMON STOCKS—97.0%
Basic Industries—6.3%
AK Steel Holding Corp.*(a)	489,257	$4,075,511
Alcoa Corp.(a)	38,128	1,318,855
American Vanguard Corp.	169,501	2,669,641
Cameco Corp.(a)	356,216	3,950,435
CF Industries Holdings, Inc.(a)	85,197	2,676,890
Dominion Diamond Corp.	229,168	1,938,761
Fibria Celulose SA - Sponsored ADR	348,303	2,977,990
Freeport-McMoRan Copper & Gold, Inc.*	381,862	5,116,951
Monsanto Co.†	43,116	4,907,894
Mosaic Co., (The)(a)	178,941	5,581,170
Nexeo Solutions, Inc.*	257,041	2,380,200
POSCO - ADR	99,272	6,157,842
Potash Corp of Saskatchewan, Inc.	153,211	2,670,468
Praxair, Inc.(a)	32,321	3,836,826
Rio Tinto PLC - ADR(a)	140,996	5,854,154
UFP Technologies, Inc.*	95,874	2,300,976
Universal Stainless & Alloy Products, Inc.*	71,555	1,036,832
US Silica Holdings, Inc.(a)	67,744	3,425,814
		62,877,210
Capital Goods—8.2%
AECOM Technology Corp.*	—^	0
Aerojet Rocketdyne Holdings, Inc.*(a)	180,046	3,491,092
Ampco-Pittsburgh Corp.	138,104	2,016,318
Arconic, Inc.(a)	154,691	4,453,544
Builders FirstSource, Inc.*(a)	223,829	2,896,347
CECO Environmental Corp.(a)	309,282	3,494,887
Chicago Bridge & Iron Co. NV(a)†	121,709	4,085,771
Colfax Corp.*(a)	107,660	4,096,463
Ferroglobe PLC	451,539	4,872,106
Ferroglobe Representation & Warranty Insurance*‡	386,647	0
Fluor Corp.†	86,320	4,781,265
FreightCar America, Inc.(a)	180,863	2,479,632
Graham Corp.	111,797	2,451,708
Jacobs Engineering Group, Inc.	73,588	4,151,099
KLX, Inc.*	48,253	2,429,056
LSB Industries, Inc.*(a)	144,081	1,566,160
Manitex International, Inc.*(a)	326,030	2,516,952
NCI Building Systems, Inc.*	201,895	3,230,320
NOW, Inc.*(a)	39,099	748,355
Preformed Line Products Co.†	37,058	1,705,409
Quanta Services, Inc.*	58,362	2,178,070
Raven Industries, Inc.	98,990	2,925,155
Safran SA - ADR(a)	171,358	3,037,321
Triumph Group, Inc.(a)	123,658	3,437,692
Tutor Perini Corp.*	99,967	3,043,995
United Technologies Corp.	43,342	4,878,142
WESCO International, Inc.*	48,630	3,379,785
World Fuel Services Corp.†	117,354	4,244,694
		82,591,338
Communications—3.7%
51job, Inc. - ADR*	60,421	$2,172,135
Alaska Communications Systems Group, Inc.*	711,135	1,187,595
Baidu, Inc. - Sponsored ADR*(a)	16,821	2,929,041
Gaia, Inc.*	116,893	999,435
Great Elm Capital Group, Inc.*	237,046	782,252
Iridium Communications, Inc.*(a)	334,590	2,910,933
Liberty Global PLC LiLAC, Class C*	152,908	3,760,008
Liberty Global PLC, Series C*	138,628	4,864,456
Ooma, Inc.*	96,338	977,831
Priceline Group, Inc., (The)*	2,421	4,174,119
Rubicon Project Inc., (The)*(a)	224,357	1,960,880
Synchronoss Technologies, Inc.*(a)	86,574	2,344,424
VeriSign, Inc.*(a)	53,132	4,381,796
Yandex NV, Class A*	168,808	3,798,180
		37,243,085
Consumer Non-Durables—1.7%
Albany International Corp.(a)	40,466	1,835,133
G-III Apparel Group Ltd.*(a)	134,302	3,455,590
Leucadia National Corp.†	240,192	6,393,911
Nomad Foods Ltd.*	308,143	3,315,619
VF Corp.(a)	46,638	2,446,163
		17,446,416
Consumer Services—13.5%
Alibaba Group Holding Ltd. - Sponsored ADR*(a)	38,532	3,964,943
Amaya, Inc.*(a)	136,553	1,979,103
Barrett Business Services, Inc.(a)†	145,794	9,335,190
Biglari Holdings, Inc.*(a)	3,196	1,372,458
Boot Barn Holdings, Inc.*(a)	233,829	2,401,424
CDI Corp.*	254,281	2,326,671
Christopher & Banks Corp.*(a)	691,270	898,651
Ctrip.com International Ltd. - ADR*(a)	33,071	1,568,888
CVS Health Corp.	82,733	6,666,625
DSW, Inc., Class A(a)	189,089	3,976,542
eBay, Inc.*	133,731	4,533,481
Eros International PLC*(a)	265,228	3,050,122
Express, Inc.*(a)	283,311	3,184,416
Heidrick & Struggles International, Inc.	188,137	4,599,950
ICF International, Inc.*	55,525	2,384,799
IHS Markit Ltd.*	59,472	2,366,986
ILG, Inc.(a)	165,850	3,131,248
International Game Technology PLC	109,095	2,945,565
JD.com, Inc. - ADR*	115,263	3,523,590
Korn/Ferry International(a)	100,540	3,107,691
La Quinta Holdings, Inc.*	208,337	2,887,551
Landauer, Inc.†	57,273	2,992,514
Liberty Expedia Holdings, Inc.*†	45,671	1,976,641
Liberty Ventures*†	11,588	508,250
ManpowerGroup, Inc.	37,284	3,618,039
Michaels Cos., Inc. (The)*	130,665	2,625,060
New Media Investment Group, Inc.	253,465	3,910,965

The accompanying notes are an integral part of the financial statements.

12	Semi-Annual Report 2017

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2017 (unaudited)

BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

	Number of Shares	Value
Consumer Services—(continued)
PRGX Global, Inc.*	161,819	$1,011,369
Realogy Holdings Corp.†	182,423	5,053,117
Salem Media Group, Inc.	59,977	428,835
Scripps Networks Interactive, Inc., Class A(a)	38,649	3,121,680
Sportsman's Warehouse Holdings, Inc.*	312,365	1,514,970
Tailored Brands, Inc.†	239,083	5,525,208
Team, Inc.*(a)	45,789	1,572,852
Tetra Tech, Inc.	92,322	3,715,960
Time Warner, Inc.†	74,196	7,286,789
Townsquare Media, Inc.*	37,874	411,690
Tractor Supply Co.(a)	31,191	2,211,754
Twenty-First Century Fox, Inc., Class A(a)	147,600	4,416,192
Vipshop Holdings Ltd.*	213,759	2,781,005
Walgreens Boots Alliance, Inc.	51,865	4,480,099
Williams-Sonoma, Inc.(a)	54,314	2,639,117
Wynn Resorts Ltd.(a)	33,315	3,203,237
		135,211,237
Energy—12.3%
Anadarko Petroleum Corp.	106,644	6,894,535
Atwood Oceanics, Inc.*(a)	155,065	1,629,733
Baker Hughes, Inc.*	53,977	3,253,734
Canadian Natural Resources Ltd.†	129,938	3,730,520
ConocoPhillips(a)	154,838	7,365,644
Core Laboratories NV(a)	23,067	2,639,326
Dawson Geophysical Co.*(a)	440,495	3,400,621
Diamond Offshore Drilling, Inc.*(a)	272,375	4,586,795
Energen Corp.*	72,773	3,820,582
Enerplus Corp.	336,234	2,962,222
EOG Resources, Inc.	44,951	4,359,797
EQT Corp.(a)	91,155	5,459,273
Gazprom PJSC(a)	590,295	2,632,716
Gulf Island Fabrication, Inc.(a)	67,102	764,963
Gulfport Energy Corp.*	153,725	2,665,591
Halcon Resources Corp.*‡	420,000	2,721,600
Halliburton Co.(a)†	67,251	3,595,238
Jagged Peak Energy, Inc.*	209,577	2,885,875
Kosmos Energy Ltd.*(a)†	880,451	5,405,969
LUKOIL PJSC	69,162	3,667,259
LUKOIL PJSC - Sponsored ADR(a)	43,364	2,292,872
Marathon Oil Corp.(a)	365,820	5,853,120
Mitcham Industries, Inc.*	381,308	1,845,531
National Oilwell Varco, Inc.(a)	104,422	4,220,737
Occidental Petroleum Corp.	93,931	6,157,177
Parsley Energy, Inc., Class A*	82,738	2,514,408
PBF Energy, Inc.(a)	165,300	4,048,197
Phillips 66	67,327	5,264,298
QEP Resources, Inc.*	274,084	3,771,396
Rice Energy, Inc.*(a)	153,918	2,870,571
TransGlobe Energy Corp.*	339,486	553,362
Valero Energy Corp.(a)	68,543	4,657,497
Viper Energy Partners LP	236,845	4,215,841
		122,707,000
Finance—24.3%
AerCap Holdings NV*†	87,012	3,941,644
Affiliated Managers Group, Inc.	26,608	4,468,282
AMERCO(a)	6,118	2,363,383
American International Group, Inc.†	69,311	4,430,359
AmTrust Financial Services, Inc.	230,349	5,298,027
Aspen Insurance Holdings Ltd.†	71,095	3,984,875
Axis Capital Holdings Ltd.†	41,628	2,884,820
Bank of America Corp.†	604,919	14,929,401
Bar Harbor Bankshares	13,327	567,864
Berkshire Hathaway, Inc. Class B*†	79,415	13,613,319
BGC Partners, Inc., Class A	272,797	3,077,150
Boulevard Acquisition, Corp. II*	227,000	2,343,775
Century Bancorp, Inc., Class A†	33,518	2,121,689
Charles Schwab Corp., (The)†	118,153	4,774,563
Chubb Ltd.†	41,682	5,759,202
Citigroup, Inc.†	263,351	15,751,023
Colony NorthStar, Inc.	282,337	4,144,707
East West Bancorp, Inc.†	116,093	6,282,953
Ezcorp, Inc., Class A*(a)	379,316	3,337,981
Fanhua, Inc.*	141,405	1,292,442
Federated National Holding Co.	93,880	1,878,539
Flushing Financial Corp.†	88,734	2,479,228
Fortress Investment Group LLC†	826,081	6,592,126
Franklin Resources, Inc.	95,596	4,114,452
Heritage Insurance Holdings, Inc.	145,169	2,142,694
JPMorgan Chase & Co.†	114,167	10,345,814
Lazard Ltd., Class A	129,086	5,558,443
Legg Mason, Inc.(a)	93,474	3,525,839
Loews Corp.(a)	86,512	4,064,334
Maiden Holdings Ltd.†	456,896	7,059,043
Morgan Stanley	232,914	10,637,182
National Western Life Group, Inc. Class A†	8,322	2,645,148
Nationstar Mortgage Holdings, Inc.*(a)	190,713	3,463,348
New Residential Investment Corp.	271,859	4,586,261
Oaktree Capital Group LLC(a)	85,097	3,803,836
PennyMac Financial Services, Inc. Class A*†	259,326	4,628,969
Renaissance Holdings Ltd.†	27,921	4,122,256
Sprott, Inc.	3,279,208	5,579,740
State Street Corp.†	87,717	6,991,922
Stifel Financial Corp.*(a)	57,754	3,116,406
SVB Financial Group*(a)	38,513	7,351,747
Synchrony Financial†	187,058	6,778,982
Triton International Ltd.	171,420	4,235,788
Validus Holdings Ltd.†	75,664	4,362,786
Virtu Financial, Inc.(a)	168,230	2,918,791
Wells Fargo & Co.#	175,886	10,180,282
White Mountains Insurance Group Ltd.	5,011	4,691,599
		243,223,014

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2017	13

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2017 (unaudited)

BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

	Number of Shares	Value
Health Care—11.9%
Abbott Laboratories	122,396	$5,517,612
Allergan PLC(a)	18,682	4,573,727
Anthem, Inc.(a)	26,967	4,444,701
Carriage Services Inc.(a)	84,546	2,178,750
Cigna Corp.	36,857	5,488,007
DaVita HealthCare Partners, Inc.*	75,476	5,238,789
Express Scripts Holding Co.*	40,190	2,839,424
Fresenius Medical Care AG & Co. KGaA - ADR(a)†	122,057	5,082,453
Gilead Sciences, Inc.	66,915	4,716,169
HCA Holdings, Inc.*†	89,224	7,783,902
Keryx Biopharmaceuticals, Inc.*(a)	353,798	1,779,604
Laboratory Corp. of America Holdings*†	45,727	6,505,123
LHC Group, Inc.*†	93,376	4,483,916
MEDNAX, Inc.*(a)	36,649	2,609,042
Medtronic PLC#	62,692	5,072,410
Merck & Co., Inc.	112,842	7,432,903
Mylan NV*(a)	100,687	4,213,751
Paratek Pharmaceuticals, Inc.*	136,227	2,036,594
Pfizer, Inc.(a)	195,799	6,680,662
PharMerica Corp.*†	147,789	3,635,609
Sanofi - ADR†	142,023	6,125,452
Shire PLC - ADR	27,767	5,017,497
Teva Pharmaceutical Industries Ltd. - Sponsored ADR(a)†	92,494	3,239,140
uniQure NV*	233,262	1,483,546
UnitedHealth Group, Inc.	41,554	6,872,201
Zimmer Biomet Holdings, Inc.	36,818	4,310,651
		119,361,635
Real Estate Investment Trusts—0.6%
Drive Shack, Inc.	604,335	2,532,164
Five Star Quality Care, Inc.*	395,262	909,102
MedEquities Realty Trust, Inc.	272,000	2,967,520
		6,408,786
Technology—8.3%
Alliance Data Systems Corp.(a)	20,792	5,052,040
Capgemini SA	232,267	3,971,766
CDW Corp.	43,354	2,553,551
Citrix Systems, Inc.*	44,192	3,488,958
Cognizant Technology Solutions Corp., Class A*†#	67,156	3,980,336
CommerceHub, Inc., Series A*†	1,930	31,845
CommerceHub, Inc., Series C*†	3,862	63,144
Dolby Laboratories, Inc. Class A†	78,735	3,849,354
First Data Corp., Class A*	223,048	3,591,073
Flextronics International Ltd.*†	312,145	5,147,271
Generac Holdings, Inc.*(a)	67,062	2,618,101
Hollysys Automation Technologies, Ltd.	120,202	2,098,727
LogMeIn, Inc.	—^	13
Luxoft Holding, Inc.*(a)	46,296	2,715,260
Microsoft Corp.	137,515	8,798,210
Net 1 UEPS Technologies, Inc.*	199,904	2,658,723
Oracle Corp.(a)†	107,802	4,591,287
PayPal Holdings, Inc.*(a)	137,360	5,769,120
Quality Systems, Inc.*	202,152	3,084,840
Science Applications International Corp.(a)	48,588	4,225,698
Silicon Motion Technology Corp.(a)	93,066	3,777,549
Telefonaktiebolaget LM Ericsson	410,140	2,645,403
Western Digital Corp.	55,925	4,299,514
Zebra Technologies Corp., Class A*(a)	43,657	3,960,126
		82,971,909
Transportation—5.1%
Air France-KLM(a)	307,255	2,145,869
AP Moller - Maersk A/S - ADR	326,848	2,663,811
ArcBest Corp.(a)	96,868	2,843,076
Atlas Air Worldwide Holdings, Inc.*	70,629	4,015,259
CH Robinson Worldwide, Inc.(a)	59,931	4,816,654
Controladora Vuela Cia de Aviacion SAB de CV*	179,919	2,180,618
Costamare, Inc.(a)	478,345	2,922,688
Dorian LPG Ltd.*	275,060	2,591,065
Expeditors International of Washington, Inc.(a)	41,878	2,361,082
Gener8 Maritime, Inc.*	415,116	2,025,766
Golar LNG Partners LP(a)	108,162	2,437,972
Overseas Shipholding Group, Inc.(a)	372,612	1,863,060
Safe Bulkers, Inc.*(a)	1,612,888	2,274,172
Scorpio Bulkers, Inc.*	401,883	2,973,934
Scorpio Tankers, Inc.(a)	526,363	2,026,498
Teekay LNG Partners LP	264,192	4,940,390
XPO Logistics, Inc.*(a)	109,609	5,588,963
		50,670,877
Utilities—1.1%
AES Corp.†	262,575	3,024,864
Cheniere Energy, Inc.*	78,914	3,791,818
MPLX LP	99,012	3,684,236
		10,500,918
TOTAL COMMON STOCKS (Cost $774,890,015)		971,213,425
EXCHANGE TRADED FUNDS—0.6%
Energy—0.6%
Alerian MLP ETF*(a)	478,522	6,153,793
TOTAL EXCHANGE TRADED FUNDS (Cost $4,903,840)		6,153,793
SECURITIES LENDING COLLATERAL—22.3%
Mount Vernon Liquid Assets Portfolio, LLC, 0.97%	223,784,970	223,784,970
TOTAL SECURITIES LENDING COLLATERAL (Cost $223,784,970)		223,784,970

The accompanying notes are an integral part of the financial statements.

14	Semi-Annual Report 2017

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2017 (unaudited)

BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

	Number of Shares	Value
SHORT-TERM INVESTMENTS—1.6%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.41%	15,936,041	$15,936,041
TOTAL SHORT-TERM INVESTMENTS (Cost $15,936,041)		15,936,041
TOTAL INVESTMENTS—121.5%
(Cost $1,019,514,866)		1,217,088,229
SECURITIES SOLD SHORT—(23.4%)
COMMON STOCKS—(21.8%)
Basic Industries—(0.4%)
Kennady Diamonds, Inc.*	(45,900)	(129,593)
NewMarket Corp.	(8,597)	(3,745,627)
Tanzanian Royalty Exploration Corp.*	(171,865)	(77,339)
		(3,952,559)
Capital Goods—(1.7%)
AAON, Inc.	(148,513)	(4,997,462)
American Outdoor Brands Corp.*	(96,172)	(1,869,584)
Applied Energetics, Inc.*	(238,070)	(10,868)
DynaMotive Energy Systems Corp.*‡	(72,185)	(7)
Griffon Corp.	(199,972)	(5,029,296)
Manitowoc Foodservice, Inc.*	(140,141)	(2,671,087)
Proto Labs, Inc.*	(56,170)	(3,066,882)
		(17,645,186)
Communications—(1.9%)
Akamai Technologies, Inc.*	(47,130)	(2,950,338)
Angie's List, Inc.*	(208,849)	(1,113,165)
Criteo SA - Sponsored ADR*	(35,248)	(1,655,951)
CTC Communications Group, Inc.*‡	(98,900)	0
General Communication, Inc.*	(96,710)	(1,948,706)
Gogo, Inc.*	(206,241)	(2,186,155)
Interliant, Inc.*‡	(600)	0
Match Group, Inc.*	(102,168)	(1,651,035)
Sprint Corp.*	(495,391)	(4,364,395)
TrueCar, Inc.*	(260,133)	(3,657,470)
		(19,527,215)
Consumer Durables—(1.3%)
Qsound Labs, Inc.*‡	(4,440)	0
Tesla Motors, Inc.*	(40,836)	(10,208,592)
Universal Electronics, Inc.*	(37,501)	(2,576,319)
		(12,784,911)
Consumer Non-Durables—(1.0%)
Amish Naturals, Inc.*‡	(25,959)	0
Amplify Snack Brands, Inc.*	(160,969)	(1,612,909)
Calavo Growers, Inc.	(46,733)	(2,635,741)
MGP Ingredients, Inc.	(67,924)	(3,004,279)
Nintendo Co., Ltd.	(10,700)	(2,234,971)
Teligent, Inc.*	(85,822)	(613,627)
Valence Technology, Inc.*‡	(27,585)	(3)
		(10,101,530)
Consumer Services—(5.1%)
Barnes & Noble, Inc.	(224,003)	(2,195,229)
Big 5 Sporting Goods Corp.	(177,296)	(2,384,631)
Blackhawk Network Holdings, Inc.*	(79,363)	(2,892,781)
Cimpress NV*	(47,657)	(3,822,568)
Corporate Resource Services, Inc.*	(218,896)	(331)
Etsy, Inc.*	(197,473)	(2,393,373)
Houghton Mifflin Harcourt Co.*	(201,342)	(2,224,829)
Jamba, Inc.*	(111,749)	(1,085,083)
Medidata Solutions, Inc.*	(40,777)	(2,280,250)
Netflix, Inc.*	(60,110)	(8,543,434)
Panera Bread Co., Class A*	(23,450)	(5,412,260)
PetMed Express, Inc.	(189,908)	(3,999,462)
Quotient Technology, Inc.*	(168,741)	(2,008,018)
Red Robin Gourmet Burgers, Inc.*	(66,626)	(3,041,477)
Rosetta Stone, Inc.*	(187,803)	(1,474,254)
Sturm Ruger & Co, Inc.	(33,396)	(1,664,791)
Wal-Mart Stores, Inc.	(56,914)	(4,036,910)
Wingstop, Inc.	(51,177)	(1,345,955)
		(50,805,636)
Energy—0.0%
Beard Co.*	(9,710)	(10)

Finance—(0.9%)
Cincinnati Financial Corp.	(55,005)	(4,013,165)
RLI Corp.	(79,791)	(4,663,784)
		(8,676,949)
Health Care—(3.1%)
AtriCure, Inc.*	(164,686)	(3,005,520)
AxoGen, Inc.*	(183,179)	(1,914,221)
BodyTel Scientific, Inc.*‡	(4,840)	0
CareView Communications, Inc.*	(207,465)	(18,672)
Corindus Vascular Robotics, Inc.*	(624,000)	(499,200)
Cross Country Healthcare, Inc.*	(325,244)	(5,031,525)
Endologix, Inc.*	(213,502)	(1,411,248)
GenMark Diagnostics, Inc.*	(193,763)	(2,193,397)
Glaukos Corp.*	(44,556)	(2,027,298)
HMS Holdings Corp.*	(162,842)	(3,033,746)
Insulet Corp.*	(96,555)	(4,205,936)
K2M Group Holdings, Inc.*	(144,654)	(2,900,313)
Penumbra, Inc.*	(28,839)	(2,214,835)
STAAR Surgical Co.*	(266,314)	(2,649,824)
		(31,105,735)
Real Estate Investment Trusts—(0.2%)
Monogram Residential Trust, Inc.	(233,886)	(2,406,687)

Technology—(4.2%)
3D Systems Corp.*	(173,294)	(2,634,069)
ANTs software, Inc.*‡	(10,334)	(1)
Apptio, Inc.*	(105,400)	(1,369,146)
Atlassian Corp. PLC Class A*	(124,185)	(3,531,821)
Axcelis Technologies, Inc.*	(167,355)	(2,585,635)
Benefitfocus, Inc.*	(37,700)	(1,000,935)
Callidus Software, Inc.*	(96,490)	(1,818,836)
Capstone Turbine Corp.*	(33,777)	(24,488)
Carbonite, Inc.*	(205,832)	(4,003,432)
Cavium, Inc.*	(34,283)	(2,245,879)

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2017	15

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2017 (unaudited)

BOSTON PARTNERS LONG/SHORT EQUITY FUND (continued)	Portfolio of Investments

	Number of Shares	Value
Technology—(continued)
Consygen, Inc.*‡	(200)	$0
Ener1, Inc.*‡	(102,820)	(10)
Inseego Corp.*	(801,495)	(2,308,306)
Knowles Corp.*	(191,333)	(3,621,934)
Nestor, Inc.*‡	(15,200)	(2)
PROS Holdings, Inc.*	(94,982)	(2,206,432)
ServiceNow, Inc.*	(32,962)	(2,865,057)
Splunk, Inc.*	(48,164)	(2,973,164)
Tiger Telematics, Inc.*‡	(6,510)	0
Uni-Pixel, Inc.*	(19,665)	(20,452)
Workday, Inc. Class A*	(76,558)	(6,348,955)
Worldgate Communications, Inc.*‡	(582,655)	(58)
Xactly Corp.*	(173,031)	(2,145,584)
Xybernaut Corp.*‡	(34,156)	0
		(41,704,196)
Utilities—(2.0%)
Avista Corp.	(35,541)	(1,417,020)
California Water Service Group	(53,420)	(1,963,185)
Chesapeake Utilities Corp.	(30,598)	(2,109,732)
El Paso Electric Co.	(65,507)	(3,200,017)
MGE Energy, Inc.	(29,366)	(1,877,956)
New Jersey Resources Corp.	(40,857)	(1,609,766)
NorthWestern Corp.	(24,381)	(1,426,288)
ONE Gas, Inc.	(24,589)	(1,611,809)
PNM Resources, Inc.	(45,604)	(1,655,425)
Spire, Inc.	(22,065)	(1,454,083)
WGL Holdings, Inc.	(21,334)	(1,781,176)
		(20,106,457)
TOTAL COMMON STOCKS (Proceeds $210,971,506)		(218,817,071)
EXCHANGE TRADED FUNDS—(1.6%)
Finance—(1.6%)
iShares 20+ Year Treasury Bond ETF	(63,505)	(7,731,099)
SPDR Bloomberg Barclays International Treasury Bond ETF*	(294,912)	(7,797,473)
		(15,528,572)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $16,580,195)		(15,528,572)
TOTAL SECURITIES SOLD SHORT—(23.4%) (Proceeds $227,551,701)		(234,345,643)

	Number of Contracts	Value
OPTIONS WRITTEN††—(0.2%)
Cognizant Technology Solutions Corp., Class A
Put Options Expires 01/18/2019
Strike Price $45.00	(694)	$(235,960)
Medtronic PLC
Put Options Expires 01/18/2019
Strike Price $70.00	(695)	(380,512)
Straight Path Communications, Inc.
Call Options Expires 12/15/2017
Strike Price $35.00	(653)	(568,110)
Wells Fargo & Co.
Put Options Expires 01/18/2019
Strike Price $40.00	(1,692)	(407,772)
TOTAL OPTIONS WRITTEN (Premiums received $2,588,914)		(1,592,354)
OTHER ASSETS IN EXCESS OF LIABILITIES—2.1%		20,590,526
NET ASSETS—100.0%		$1,001,740,758

ADR	— American Depositary Receipt
PLC	— Public Limited Company
*	— Non-income producing.
(a)	— All or a portion of the security is on loan. At February 28, 2017, the market value of securities on loan was $216,150,902.
†	— Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
#	— Security segregated as collateral for options written.
^	— Less than 0.5 shares
‡
— Security has been valued at fair market value as determined in good faith by or under the direction of the RBB Fund, Inc.’s Board of Directors. As of February 28, 2017, long securities amounted to $2,721,600 or 0.3% of net assets and short securities amounted to $(81) or 0.0% of net assets.

††	— Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the financial statements.

16	Semi-Annual Report 2017

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2017 (unaudited)

BOSTON PARTNERS LONG/SHORT EQUITY FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund's investments as of February 28, 2017 is as follows (see Notes to Portfolio of Investments):

	Total Value as of February 28, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock
Basic Industries	$62,877,210	$62,877,210	$—	$—
Capital Goods	82,591,338	82,591,338	—	—
Communications	37,243,085	37,243,085	—	—
Consumer Non-Durables	17,446,416	17,446,416	—	—
Consumer Services	135,211,237	135,211,237	—	—
Energy	122,707,000	116,318,141	6,388,859	—
Finance	243,223,014	240,879,239	2,343,775	—
Health Care	119,361,635	119,361,635	—	—
Real Estate Investment Trusts	6,408,786	6,408,786	—	—
Technology	82,971,909	82,971,909	—	—
Transportation	50,670,877	50,670,877	—	—
Utilities	10,500,918	10,500,918	—	—
Exchange Traded Funds	6,153,793	6,153,793	—	—
Securities Lending Collateral	223,784,970	223,784,970	—	—
Short-Term Investments	15,936,041	15,936,041	—	—
Total Assets	$1,217,088,229	$1,208,355,595	$8,732,634	$—

	Total Value as of February 28, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Securities Sold Short
Basic Industries	$(3,952,559)	$(3,952,559)	$—	$—
Capital Goods	(17,645,186)	(17,645,179)	—	(7)
Communications	(19,527,215)	(19,527,215)	—	—
Consumer Durables	(12,784,911)	(12,784,911)	—	—
Consumer Non-Durables	(10,101,530)	(7,866,556)	(2,234,971)	(3)
Consumer Services	(50,805,636)	(50,805,636)	—	—
Energy	(10)	—	(10)	—
Finance	(8,676,949)	(8,676,949)	—	—
Health Care	(31,105,735)	(31,105,735)	—	—
Real Estate Investment Trusts	(2,406,687)	(2,406,687)	—	—
Technology	(41,704,196)	(41,704,125)	—	(71)
Utilities	(20,106,457)	(20,106,457)	—	—
Exchange Traded Funds	(15,528,572)	(15,528,572)	—	—
Options Written
Equity Contracts	(1,592,354)	(407,772)	(1,184,582)	—
Total Liabilities	$(235,937,997)	$(232,518,353)	$(3,419,563)	$(81)

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2017	17

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2017 (unaudited)

BOSTON PARTNERS LONG/SHORT RESEARCH FUND	Portfolio of Investments

	Number of Shares	Value
LONG POSITIONS—98.7%
COMMON STOCKS—94.9%
Basic Industries—4.8%
Berry Plastics Group, Inc.*†	880,968	$44,339,119
Celanese Corp.	187,858	16,751,298
Crown Holdings, Inc.*	608,274	32,597,404
Ferro Corp.*	1,299,340	18,190,760
Graphic Packaging Holding Co.†	2,448,384	32,685,926
PPG Industries, Inc.†	360,077	36,882,687
Sealed Air Corp.	590,246	27,434,634
Steel Dynamics, Inc.	416,891	15,258,211
Stornoway Diamond Corp.*	26,913,645	17,629,025
SunCoke Energy, Inc.*	1,065,951	10,393,022
WestRock Co.†	705,989	37,925,729
Yara International ASA	531,047	20,160,493
		310,248,308
Capital Goods—11.6%
AMETEK, Inc.	537,963	29,033,863
BAE Systems PLC	1,923,807	15,060,594
Carlisle Cos., Inc.	274,479	28,353,681
CRH PLC	876,702	29,603,770
CRH PLC - Sponsored ADR	336,929	11,378,092
General Dynamics Corp.†	298,244	56,609,694
Honeywell International, Inc.†	270,003	33,615,373
Huntington Ingalls Industries, Inc.	170,171	37,182,364
Illinois Tool Works, Inc.	188,003	24,818,276
Ingersoll-Rand PLC†	202,917	16,103,493
Koninklijke Philips NV	1,107,198	33,547,918
L3 Technologies, Inc.	88,702	14,930,321
Lockheed Martin Corp.†	187,686	50,033,333
Masco Corp.†	983,365	33,218,070
Northrop Grumman Corp.†	126,365	31,223,528
Raytheon Co.†	342,454	52,789,284
Safran SA	184,390	13,128,206
Siemens AG, Registered Shares	381,230	49,560,255
Stanley Black & Decker, Inc.†	282,493	35,918,985
Textron, Inc.†	1,075,770	50,883,921
Tutor Perini Corp.*	234,185	7,130,933
United Technologies Corp.†	330,682	37,218,259
Vinci SA	645,140	46,511,212
WABCO Holdings, Inc.*	149,283	16,761,495
		754,614,920
Communications—7.1%
Alphabet, Inc., Class A*†	120,902	102,153,727
Baidu, Inc. - Sponsored ADR*†	162,900	28,365,777
Comcast Corp., Class A†	1,743,716	65,249,853
Liberty Broadband Corp., Class C*†	124,725	10,718,866
Liberty Global PLC LiLAC, Class C*†	517,925	12,735,776
Liberty Global PLC, Series C*†	1,779,095	62,428,443
NetEase, Inc. - ADR†	229,348	69,964,901
Priceline Group, Inc., (The)*	8,129	14,015,453
VeriSign, Inc.*	117,443	9,685,524
Verizon Communications, Inc.†	593,644	29,462,552
Vodafone Group PLC	8,686,169	21,753,351
Yandex NV, Class A*	482,568	10,857,780
YY, Inc. - ADR*	497,877	22,050,972
		459,442,975
Consumer Durables—1.5%
BorgWarner, Inc.	398,825	16,826,427
Brunswick Corp.	606,183	36,304,300
Suzuki Motor Corp.	713,000	27,867,367
Tenneco, Inc.†	244,691	15,736,078
		96,734,172
Consumer Non-Durables—3.0%
Activision Blizzard, Inc.	301,557	13,609,268
Altria Group, Inc.	589,745	44,183,695
Coca-Cola European Partners PLC	761,070	26,401,518
Coca-Cola West Co., Ltd.	568,300	16,890,215
Electronic Arts, Inc.*	358,298	30,992,777
Greencore Group PLC	7,291,989	23,465,537
Hasbro, Inc.	138,088	13,376,585
Nomad Foods Ltd.*	2,518,638	27,100,545
		196,020,140
Consumer Services—8.3%
Alibaba Group Holding Ltd. - Sponsored ADR*	329,345	33,889,600
Babcock International Group PLC	2,806,587	32,997,014
CBS Corp., Class B non-voting shares†	485,679	32,015,960
CVS Health Corp.†	234,387	18,886,904
eBay, Inc.*	1,661,467	56,323,731
Home Depot, Inc., (The)	148,114	21,463,200
Interpublic Group of Cos., Inc., (The)	1,066,536	25,703,518
Lowe's Cos., Inc.†	326,836	24,306,793
Moneysupermarket.com Group PLC	4,226,642	17,286,934
Nielsen Holdings PLC	777,822	34,504,184
Omnicom Group, Inc.†	248,587	21,154,754
ProSiebenSat.1 Media SE	793,754	31,795,195
Robert Half International, Inc.†	265,734	12,819,008
Scripps Networks Interactive, Inc., Class A	398,079	32,152,841
Six Flags Entertainment Corp.	424,021	25,699,913
Tesco PLC*	10,629,823	24,840,191
Time Warner, Inc.†	493,388	48,455,635
TJX Cos., Inc., (The)	267,388	20,976,589
WPP PLC	893,725	21,026,121
		536,298,085
Energy—8.1%
Cimarex Energy Co.	253,584	31,880,581
Diamondback Energy, Inc.*#	855,297	86,265,255
Energen Corp.*	658,740	34,583,850
Enerplus Corp.	2,553,226	22,529,596
Gulfport Energy Corp.*	965,385	16,739,776
Halcon Resources Corp.*‡	2,930,000	18,986,400
Halcon Resources Corp.*	426,846	3,457,453
Jagged Peak Energy, Inc.*	1,388,572	19,120,636
Kosmos Energy Ltd.*†	3,680,029	22,595,378
LUKOIL PJSC	280,388	14,867,346

The accompanying notes are an integral part of the financial statements.

18	Semi-Annual Report 2017

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2017 (unaudited)

BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

	Number of Shares	Value
Energy—(continued)
Marathon Petroleum Corp.	975,028	$48,361,389
Newfield Exploration Co.*	237,958	8,675,949
Parsley Energy, Inc., Class A*†	1,522,667	46,273,850
Phillips 66#	234,479	18,333,913
Pioneer Natural Resources Co.	116,848	21,730,223
QEP Resources, Inc.*	2,101,850	28,921,456
RSP Permian, Inc.*	429,206	16,949,345
Tesoro Corp.	343,097	29,228,433
Viper Energy Partners LP	1,213,099	21,593,162
WildHorse Resource Development Corp.*	1,473,625	17,108,786
		528,202,777
Finance—18.6%
Alleghany Corp.*	41,787	26,986,045
Allstate Corp., (The)†	461,079	37,882,251
Ally Financial, Inc.†	1,425,267	32,054,255
Aon PLC	229,068	26,491,714
Bank of America Corp.†	3,264,174	80,559,814
BB&T Corp.†	542,356	26,152,406
Berkshire Hathaway, Inc. Class B*†	265,826	45,567,893
Capital One Financial Corp.†	515,325	48,368,404
Charles Schwab Corp., (The)†	882,049	35,643,600
Chubb Ltd.†	188,746	26,079,035
Citigroup, Inc.†	1,172,164	70,107,129
Citizens Financial Group, Inc.†	404,112	15,101,665
Discover Financial Services†	998,548	71,036,705
East West Bancorp, Inc.	521,591	28,228,505
Fifth Third Bancorp†	1,020,771	28,009,956
Goldman Sachs Group, Inc., (The)†	131,684	32,665,533
Huntington Bancshares, Inc.†	2,789,718	39,446,612
ICICI Bank Ltd. - ADR	2,602,471	21,340,262
Jardine Lloyd Thompson Group PLC	443,720	5,671,071
JPMorgan Chase & Co.†	726,416	65,827,818
Marsh & McLennan Cos., Inc.	313,995	23,072,353
MetLife, Inc.	498,350	26,133,474
Morgan Stanley	296,516	13,541,886
Navient Corp.†	2,148,146	33,102,930
Raymond James Financial, Inc.	353,235	27,750,142
SLM Corp.*	3,972,461	47,629,807
State Street Corp.†	394,416	31,438,899
SunTrust Banks, Inc.†	486,348	28,932,843
Synchrony Financial	1,440,255	52,194,841
TD Ameritrade Holding Corp.†	656,113	25,654,018
Travelers Cos., Inc., (The)†	150,294	18,371,939
Unum Group†	633,652	30,941,227
US Bancorp	493,855	27,162,025
Wells Fargo & Co.†	1,039,117	60,144,092
		1,209,291,149
Health Care—9.2%
Anthem, Inc.†	310,521	51,180,071
Cardinal Health, Inc.†	357,886	29,121,184
Celgene Corp.*	168,690	20,834,902
Cigna Corp.†	304,147	45,287,488
Danaher Corp.†	434,882	37,204,155
DaVita HealthCare Partners, Inc.*	528,257	36,666,319
Express Scripts Holding Co.*	269,925	19,070,201
Gilead Sciences, Inc.†	465,658	32,819,576
Johnson & Johnson†	398,614	48,714,617
Laboratory Corp. of America Holdings*†	223,043	31,730,097
Merck & Co., Inc.†	855,257	56,335,779
Pfizer, Inc.†	751,450	25,639,474
Quest Diagnostics, Inc.	321,759	31,352,197
Roche Holding AG	65,884	16,036,463
Sanofi - ADR	312,186	13,464,582
UnitedHealth Group, Inc.	267,277	44,202,270
Universal Health Services, Inc., Class B	236,594	29,716,207
Waters Corp.*	86,889	13,466,926
Zimmer Biomet Holdings, Inc.	137,765	16,129,526
		598,972,034
Technology—20.2%
Alliance Data Systems Corp.	138,406	33,629,890
Amdocs Ltd.†	650,824	39,472,476
Apple, Inc.	294,360	40,324,376
Arrow Electronics, Inc.†	655,754	47,345,439
Avnet, Inc.†	398,730	18,373,478
Broadcom Ltd.†	300,866	63,461,665
Brocade Communications Systems, Inc.†	3,200,268	39,395,299
Capgemini SA	374,585	32,084,009
CDW Corp.†	980,865	57,772,949
Cisco Systems, Inc.†	1,102,732	37,691,380
CommScope Holding Co., Inc.*	431,371	16,413,667
Computer Sciences Corp.	719,690	49,341,946
CoreLogic, Inc.*	252,984	9,914,443
Dell Technologies Inc., Class V*†	265,111	16,831,897
Eaton Corp. PLC	355,740	25,606,165
Equiniti Group PLC*	1,394,192	3,248,040
EVERTEC, Inc.†	688,058	11,593,777
Flextronics International Ltd.*†	4,065,284	67,036,533
Harris Corp.†	617,830	67,899,517
Hewlett Packard Enterprise Co.†	3,460,629	78,971,554
Hollysys Automation Technologies, Ltd.	519,451	9,069,614
HP, Inc.	611,431	10,620,557
Jabil Circuit, Inc.†	2,216,989	56,555,389
KLA-Tencor Corp.	406,811	36,661,807
Leidos Holdings, Inc.†	767,080	40,885,364
Microsoft Corp.†	1,027,354	65,730,109
ON Semiconductor Corp.*	4,366,804	66,069,745
Oracle Corp.†	1,435,493	61,137,647
PayPal Holdings, Inc.*†	274,933	11,547,186
Qorvo, Inc.*	371,666	24,567,123
Samsung Electronics Co., Ltd.	38,732	65,822,465
TE Connectivity Ltd.†	478,094	35,603,660
Texas Instruments, Inc.†	733,814	56,224,829
Versum Materials, Inc.*	564,946	17,123,513
		1,314,027,508

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2017	19

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2017 (unaudited)

BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

	Number of Shares	Value
Transportation—0.9%
Delta Air Lines, Inc.†	583,703	$29,144,291
United Continental Holdings, Inc.*	410,986	30,449,952
		59,594,243
Utilities—1.6%
AES Corp.	2,353,637	27,113,898
Boardwalk Pipeline Partners LP	2,306,144	41,741,206
Enterprise Products Partners LP	655,926	18,385,606
MPLX LP	393,264	14,633,354
		101,874,064
TOTAL COMMON STOCKS (Cost $4,871,892,454)		6,165,320,375
SHORT-TERM INVESTMENTS—3.8%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.41%	248,967,703	248,967,703
TOTAL SHORT-TERM INVESTMENTS (Cost $248,967,703)		248,967,703
TOTAL INVESTMENTS—98.7%
(Cost $5,120,860,157)		6,414,288,078
SECURITIES SOLD SHORT—(45.2%)
COMMON STOCKS—(45.2%)
Basic Industries—(2.5%)
Air Liquide SA	(122,800)	(13,271,170)
Antofagasta PLC	(989,303)	(9,941,457)
AptarGroup, Inc.	(263,655)	(19,644,934)
Balchem Corp.	(193,993)	(16,910,370)
Ball Corp.	(321,399)	(23,632,468)
Bemis Co., Inc.	(209,676)	(10,393,639)
Ingevity Corp.*	(223,765)	(12,076,597)
Kinross Gold Corp.*	(3,173,728)	(11,234,997)
NewMarket Corp.	(61,679)	(26,872,924)
Sonoco Products Co.	(378,856)	(20,200,602)
		(164,179,158)
Capital Goods—(3.9%)
Actuant Corp., Class A	(728,706)	(19,347,144)
Airbus Group SE	(267,039)	(19,621,092)
Axalta Coating Systems Ltd.*	(421,715)	(12,276,124)
Caterpillar, Inc.	(253,605)	(24,513,459)
Deere & Co.	(162,539)	(17,796,395)
Emerson Electric Co.	(248,668)	(14,944,947)
Flowserve Corp.	(243,831)	(11,325,950)
HB Fuller Co.	(156,410)	(7,728,218)
James Hardie Industries PLC	(845,545)	(12,617,385)
Metso OYJ	(268,284)	(7,910,939)
Middleby Corp., (The)*	(152,273)	(21,121,788)
MTU Aero Engines AG	(128,063)	(16,250,752)
Rolls-Royce Holdings PLC	(1,757,086)	(17,160,891)
Rotork PLC	(2,589,553)	(7,939,735)
Sun Hydraulics Corp.	(300,619)	(11,122,903)
Toro Co., (The)	(238,836)	(14,380,316)
Trex Co., Inc.*	(57,063)	(3,880,855)
Wabtec Corp.	(127,365)	(10,204,484)
		(250,143,377)
Communications—(2.5%)
58.com, Inc. - ADR*	(304,846)	(11,157,364)
Cogent Communications Holdings, Inc.	(611,942)	(25,364,996)
CoStar Group, Inc.*	(66,438)	(13,498,873)
Eutelsat Communications SA	(540,685)	(10,639,344)
Frontier Communications Corp.	(3,008,623)	(8,815,265)
SES SA	(672,850)	(13,739,922)
Sprint Corp.*	(5,233,496)	(46,107,100)
Synchronoss Technologies, Inc.*	(630,972)	(17,086,722)
TalkTalk Telecom Group PLC	(3,007,413)	(6,560,407)
Telefonica SA - ADR	(933,865)	(9,460,052)
		(162,430,045)
Consumer Durables—(1.1%)
Autoliv, Inc.	(190,559)	(19,951,527)
Ferrari NV	(189,892)	(12,354,374)
Harley-Davidson, Inc.	(292,470)	(16,489,459)
Tesla Motors, Inc.*	(98,164)	(24,540,018)
		(73,335,378)
Consumer Non-Durables—(3.1%)
B&G Foods, Inc.	(420,518)	(17,872,015)
China Resources Beer Holdings Co., Ltd.*	(9,418,000)	(21,378,512)
Cie Financiere Richemont SA	(257,964)	(19,001,419)
Colgate-Palmolive Co.	(184,939)	(13,496,848)
Columbia Sportswear Co.	(228,314)	(12,543,571)
Gildan Activewear, Inc.	(683,570)	(17,349,007)
Mattel, Inc.	(829,571)	(21,344,862)
McCormick & Co., Inc. non-voting shares	(181,553)	(17,868,446)
Nintendo Co., Ltd.	(61,400)	(12,824,971)
Remy Cointreau SA	(201,528)	(17,915,956)
Snyder's-Lance, Inc.	(316,095)	(12,511,040)
TreeHouse Foods, Inc.*	(222,279)	(18,911,497)
		(203,018,144)
Consumer Services—(7.6%)
Acxiom Corp.*	(459,612)	(13,108,134)
Buffalo Wild Wings, Inc.*	(113,683)	(17,620,865)
Casey's General Stores, Inc.	(144,777)	(16,588,549)
Cheesecake Factory Inc., (The)	(340,274)	(20,773,728)
Chipotle Mexican Grill, Inc.*	(40,058)	(16,773,887)
Cimpress NV*	(241,733)	(19,389,404)
Cracker Barrel Old Country Store, Inc.	(101,443)	(16,331,308)
Dollarama, Inc.	(229,539)	(17,675,989)
EW Scripps Co., (The)	(595,658)	(13,718,004)
FactSet Research Systems, Inc.	(111,231)	(19,787,995)
Hennes & Mauritz AB, Class B	(771,515)	(20,341,288)
Just Eat PLC*	(2,203,177)	(13,664,192)
Lululemon Athletica, Inc.*	(241,472)	(15,758,463)
Medidata Solutions, Inc.*	(630,489)	(35,256,945)
Monro Muffler Brake, Inc.	(282,006)	(16,215,345)
Multi-Color Corp.	(27,164)	(1,947,659)
Netflix, Inc.*	(142,161)	(20,205,343)
Next PLC	(245,775)	(11,676,595)
Nord Anglia Education, Inc.	(609,006)	(14,293,371)

The accompanying notes are an integral part of the financial statements.

20	Semi-Annual Report 2017

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2017 (unaudited)

BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

	Number of Shares	Value
Consumer Services—(continued)
Panera Bread Co., Class A*	(86,070)	$(19,864,956)
Pearson PLC	(2,240,607)	(18,717,223)
PriceSmart, Inc.	(170,224)	(15,047,801)
Rollins, Inc.	(344,670)	(12,601,135)
SeaWorld Entertainment, Inc.	(999,957)	(19,269,171)
Television Francaise 1	(1,612,824)	(18,297,294)
Texas Roadhouse, Inc.	(412,468)	(17,447,396)
Ultimate Software Group Inc., (The)*	(50,611)	(9,787,661)
Wayfair, Inc.*	(415,174)	(15,697,729)
Whitbread PLC	(353,756)	(16,802,964)
Whole Foods Market, Inc.	(380,163)	(11,659,599)
		(496,319,993)
Energy—(3.3%)
Apache Corp.	(554,906)	(29,182,507)
Beach Energy Ltd.	(3,692,683)	(1,989,871)
Continental Resources, Inc.*	(336,864)	(15,226,253)
EP Energy Corp.*	(1,966,535)	(9,282,045)
Hess Corp.	(584,753)	(30,079,694)
Laredo Petroleum, Inc.*	(1,652,736)	(22,857,339)
Matador Resources Co.*	(1,113,887)	(26,811,260)
Murphy Oil Corp.	(970,062)	(27,443,054)
National Oilwell Varco, Inc.	(300,761)	(12,156,760)
Neste Oyj	(718,032)	(24,992,413)
Transocean Ltd.*	(1,102,610)	(15,238,070)
		(215,259,266)
Finance—(6.8%)
Aberdeen Asset Management PLC	(2,409,693)	(8,275,581)
BancorpSouth, Inc.	(310,692)	(9,631,452)
Bank of East Asia Ltd., (The)	(3,852,258)	(15,915,249)
Bankinter SA	(1,350,645)	(10,406,292)
BOK Financial Corp.	(164,481)	(13,563,103)
CaixaBank SA	(2,581,493)	(8,995,972)
Canadian Western Bank	(496,474)	(10,993,299)
Cincinnati Financial Corp.	(219,431)	(16,009,686)
Community Bank System, Inc.	(259,027)	(15,388,794)
Cullen/Frost Bankers, Inc.	(108,617)	(10,043,814)
CVB Financial Corp.	(542,871)	(12,893,186)
Eaton Vance Corp.	(556,404)	(25,945,119)
Financial Engines, Inc.	(410,715)	(18,194,674)
First Financial Bankshares, Inc.	(709,372)	(31,212,368)
Glacier Bancorp, Inc.	(360,818)	(13,321,401)
Hang Seng Bank Ltd.	(517,100)	(10,596,492)
Hiscox Ltd.	(1,183,502)	(15,937,086)
Home BancShares, Inc.	(264,880)	(7,453,723)
M&T Bank Corp.	(59,295)	(9,900,486)
MB Financial, Inc.	(236,323)	(10,639,261)
Mercury General Corp.	(286,049)	(16,771,053)
Mobile Mini, Inc.	(350,025)	(11,393,314)
New York Community Bancorp, Inc.	(669,124)	(10,224,215)
People's United Financial, Inc.	(573,678)	(11,014,618)
Prosperity Bancshares, Inc.	(151,781)	(11,313,756)
RLI Corp.	(261,975)	(15,312,439)
Trustmark Corp.	(335,285)	(11,077,816)
UMB Financial Corp.	(136,141)	(10,730,634)
United Bankshares, Inc.	(635,365)	(28,432,584)
Valley National Bancorp	(613,994)	(7,595,106)
Westamerica Bancorporation	(444,734)	(25,727,862)
WisdomTree Investments, Inc.	(1,030,063)	(9,383,874)
		(444,294,309)
Health Care—(3.9%)
AmerisourceBergen Corp.	(171,971)	(15,737,066)
Bristol-Myers Squibb Co.	(375,845)	(21,314,170)
Chugai Pharmaceutical Co., Ltd.	(431,600)	(14,405,019)
Coloplast A/S, Class B	(150,156)	(10,586,988)
Elekta AB, Class B	(2,542,574)	(24,120,063)
Eli Lilly & Co.	(248,361)	(20,566,774)
Henry Schein, Inc.*	(100,059)	(17,166,122)
IDEXX Laboratories, Inc.*	(91,236)	(13,223,746)
Illumina, Inc.*	(75,440)	(12,628,656)
Intuitive Surgical, Inc.*	(27,046)	(19,932,902)
Juno Therapeutics, Inc.*	(523,749)	(12,590,926)
Ono Pharmaceutical Co., Ltd.	(623,100)	(13,797,867)
Sonova Holding AG	(81,528)	(10,710,161)
Takeda Pharmaceutical Co., Ltd.	(231,500)	(10,765,855)
West Pharmaceutical Services, Inc.	(228,144)	(18,815,036)
Wright Medical Group NV*	(498,706)	(13,903,923)
		(250,265,274)
Real Estate Investment Trusts—(0.9%)
Equinix, Inc.	(116,183)	(43,692,941)
Pebblebrook Hotel Trust	(404,770)	(11,637,137)
		(55,330,078)
Technology—(8.2%)
2U, Inc.*	(396,274)	(14,483,815)
ACI Worldwide, Inc.*	(1,496,145)	(29,279,558)
Arista Networks, Inc.*	(218,222)	(25,966,236)
Blackbaud, Inc.	(464,917)	(33,250,864)
Cavium, Inc.*	(214,373)	(14,043,575)
Cognex Corp.	(642,059)	(49,316,552)
Dassault Systemes SA	(295,144)	(23,843,525)
Electronics For Imaging, Inc.*	(482,245)	(22,217,027)
F5 Networks, Inc.*	(73,270)	(10,497,393)
Finisar Corp.*	(378,325)	(12,666,321)
Guidewire Software, Inc.*	(455,453)	(24,885,952)
Hexagon AB, Class B	(695,622)	(28,047,186)
Infineon Technologies AG	(703,046)	(12,497,199)
Itron, Inc.	(432,339)	(27,972,333)
National Instruments Corp.	(1,302,847)	(42,003,787)
Proofpoint, Inc.*	(276,892)	(21,810,783)
salesforce.com, Inc.*	(271,413)	(22,079,448)
Telefonaktiebolaget LM Ericsson	(1,557,260)	(10,104,049)
Veeva Systems, Inc., Class A*	(877,709)	(38,347,106)
ViaSat, Inc.*	(136,741)	(9,413,250)
Wipro Ltd. - ADR	(2,948,507)	(28,836,398)
Workday, Inc. Class A*	(365,427)	(30,304,861)
		(531,867,218)
Transportation—(0.9%)
Heartland Express, Inc.	(536,069)	(11,118,071)
JB Hunt Transport Services, Inc.	(111,270)	(10,923,376)
Kuehne + Nagel International AG	(77,176)	(10,988,051)

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2017	21

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2017 (unaudited)

BOSTON PARTNERS LONG/SHORT RESEARCH FUND (continued)	Portfolio of Investments

	Number of Shares	Value
Transportation—(continued)
Old Dominion Freight Line, Inc.*	(114,674)	$(10,522,486)
Panalpina Welttransport Holding AG	(100,625)	(12,667,420)
		(56,219,404)
Utilities—(0.5%)
Ormat Technologies, Inc.	(239,178)	(13,185,883)
Sembcorp Industries Ltd.	(3,028,700)	(6,908,406)
Tallgrass Energy GP LP	(421,957)	(11,987,798)
		(32,082,087)
TOTAL COMMON STOCKS (Proceeds $2,636,354,065)		(2,934,743,731)
TOTAL SECURITIES SOLD SHORT—(45.2%) (Proceeds $2,636,354,065)		(2,934,743,731)

	Number of Contracts	Value
OPTIONS WRITTEN††—0.0%
Diamondback Energy, Inc.
Call Options Expires 03/17/2017
Strike Price $92.50	(3,202)	$(2,769,730)
Phillips 66
Call Options Expires 06/16/2017
Strike Price $85.00	(2,344)	(194,552)
TOTAL OPTIONS WRITTEN (Premiums received $2,548,561)		(2,964,282)
OTHER ASSETS IN EXCESS OF LIABILITIES—46.5%		3,019,861,220
NET ASSETS—100.0%		$6,496,441,285

ADR	— American Depositary Receipt
PLC	— Public Limited Company
*	— Non-income producing.
†	— Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
#	— Security segregated as collateral for options written.
‡
— Security has been valued at fair market value as determined in good faith by or under the direction of the RBB Fund, Inc.'s Board of Directors. As of February 28, 2017, these securities amounted to $18,986,400 or 0.3% of net assets.

††	— Primary risk exposure is equity contracts.

Contracts For Difference held by the Fund at February 28, 2017, are as follows:

Reference Company	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Unrealized Appreciation (Depreciation)
Long
China
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	Goldman Sachs	1,389,911	$16,815,280	$(426,328)
Wuliangye Yibin Co., Ltd., Class A	Goldman Sachs	5,510,112	32,710,511	(1,009,392)
				(1,435,720)
Short
Hong Kong
Semiconductor Manufacturing	Goldman Sachs	(23,873,600)	$(31,437,321)	$464,686
				464,686
				$(971,034)

The accompanying notes are an integral part of the financial statements.

22	Semi-Annual Report 2017

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2017 (unaudited)

BOSTON PARTNERS LONG/SHORT RESEARCH FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund's investments as of February 28, 2017 is as follows (see Notes to Portfolio of Investments):

	Total Value as of February 28, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock
Basic Industries	$310,248,308	$290,087,815	$20,160,493	$—
Capital Goods	754,614,920	567,202,965	187,411,955	—
Communications	459,442,975	437,689,624	21,753,351	—
Consumer Durables	96,734,172	68,866,805	27,867,367	—
Consumer Non-Durables	196,020,140	155,664,388	40,355,752	—
Consumer Services	536,298,085	408,352,630	127,945,455	—
Energy	528,202,777	494,349,031	33,853,746	—
Finance	1,209,291,149	1,209,291,149	—	—
Health Care	598,972,034	582,935,571	16,036,463	—
Technology	1,314,027,508	1,216,121,034	97,906,474	—
Transportation	59,594,243	59,594,243	—	—
Utilities	101,874,064	101,874,064	—	—
Short-Term Investments	248,967,703	248,967,703	—	—
Contracts For Difference
Equity Contracts	(1,435,720)	—	(1,435,720)	—
Total Assets	$6,412,852,358	$5,840,997,022	$571,855,336	$—

	Total Value as of February 28, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Securities Sold Short
Basic Industries	$(164,179,158)	$(140,966,531)	$(23,212,627)	$—
Capital Goods	(250,143,377)	(168,642,583)	(81,500,794)	—
Communications	(162,430,045)	(138,050,779)	(24,379,266)	—
Consumer Durables	(73,335,378)	(73,335,378)	—	—
Consumer Non-Durables	(203,018,144)	(131,897,286)	(71,120,858)	—
Consumer Services	(496,319,993)	(396,820,437)	(99,499,556)	—
Energy	(215,259,266)	(188,276,982)	(26,982,284)	—
Finance	(444,294,309)	(374,167,637)	(70,126,672)	—
Health Care	(250,265,274)	(165,879,321)	(84,385,953)	—
Real Estate Investment Trusts	(55,330,078)	(55,330,078)	—	—
Technology	(531,867,218)	(457,375,259)	(74,491,959)	—
Transportation	(56,219,404)	(32,563,933)	(23,655,471)	—
Utilities	(32,082,087)	(25,173,681)	(6,908,406)	—
Options Written
Equity Contracts	(2,964,282)	(194,552)	(2,769,730)	—
Contracts For Difference
Equity Contracts	464,686	—	464,686	—
Total Liabilities	$(2,937,243,327)	$(2,348,674,437)	$(588,568,890)	$—

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2017	23

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2017 (unaudited)

BOSTON PARTNERS ALL-CAP VALUE FUND	Portfolio of Investments

	Number of Shares	Value
RIGHTS—0.0%
Technology—0.0%
CVR Banctec, Inc. - Escrow Shares*‡	14,327	$0
TOTAL RIGHTS (Cost $0)		0
COMMON STOCKS—94.8%
Basic Industries—1.3%
Crown Holdings, Inc.*(a)	126,447	6,776,295
Graphic Packaging Holding Co.	375,426	5,011,937
PPG Industries, Inc. (a)	76,340	7,819,506
		19,607,738
Capital Goods—5.9%
AMETEK, Inc. (a)	145,910	7,874,763
CRH PLC - Sponsored ADR	134,605	4,545,611
General Dynamics Corp.	68,042	12,915,052
Ingersoll-Rand PLC	66,868	5,306,645
Masco Corp.	152,299	5,144,660
Raytheon Co.	92,238	14,218,488
Stanley Black & Decker, Inc. (a)	89,925	11,433,964
Textron, Inc. (a)	121,037	5,725,050
United Technologies Corp.	140,329	15,794,029
WABCO Holdings, Inc.*	32,500	3,649,100
WESCO International, Inc.*	83,338	5,791,991
		92,399,353
Communications—2.6%
Alphabet, Inc., Class A*	17,965	15,179,167
Comcast Corp., Class A	226,504	8,475,779
IAC/InterActiveCorp*	113,384	8,383,613
NetEase, Inc. - ADR	15,395	4,696,399
YY, Inc. - ADR*(a)	108,261	4,794,880
		41,529,838
Consumer Durables—2.1%
Brunswick Corp.	220,338	13,196,043
Lear Corp. (a)	63,780	9,056,122
NVR, Inc.*	2,730	5,282,468
Thor Industries, Inc. (a)	41,846	4,637,374
		32,172,007
Consumer Non-Durables—3.0%
Activision Blizzard, Inc.	159,605	7,202,974
Electronic Arts, Inc.*(a)	88,390	7,645,735
PepsiCo, Inc.	216,112	23,854,442
Reynolds American, Inc.	136,238	8,388,174
		47,091,325
Consumer Services—7.0%
Best Buy Co, Inc. (a)	167,524	7,392,834
CVS Health Corp. (a)	178,144	14,354,844
eBay, Inc.*	810,393	27,472,323
Huron Consulting Group, Inc.*(a)	97,923	4,254,754
Interpublic Group of Cos., Inc., (The) (a)	607,886	14,650,053
Lowe's Cos., Inc.	171,779	12,775,204
ManpowerGroup, Inc.	94,704	9,190,076
Office Depot, Inc.	472,459	1,970,154
Omnicom Group, Inc. (a)	80,814	6,877,271
Robert Half International, Inc.	89,083	4,297,364
Scripps Networks Interactive, Inc., Class A (a)	60,996	4,926,647
Sportsman's Warehouse Holdings, Inc. (a)	313,005	1,518,074
		109,679,598
Energy—8.1%
Anadarko Petroleum Corp.	106,203	6,866,024
Cimarex Energy Co.	84,701	10,648,610
Diamondback Energy, Inc.*(a)	74,214	7,485,224
Energen Corp.*	164,567	8,639,767
EQT Corp. (a)	169,477	10,149,978
Gulfport Energy Corp.*	245,147	4,250,849
Halcon Resources Corp.*‡	790,000	5,119,200
Marathon Oil Corp. (a)	453,863	7,261,808
Marathon Petroleum Corp.	217,651	10,795,490
Newfield Exploration Co.*	258,028	9,407,701
Parsley Energy, Inc., Class A*	339,618	10,320,991
Phillips 66	116,911	9,141,271
Pioneer Natural Resources Co. (a)	23,686	4,404,885
QEP Resources, Inc.*(a)	660,458	9,087,902
Rice Energy, Inc.*(a)	220,261	4,107,868
RSP Permian, Inc.*	135,664	5,357,371
WildHorse Resource Development Corp.*(a)	304,335	3,533,329
		126,578,268
Finance—28.4%
Aflac, Inc.	205,912	14,897,733
Air Lease Corp.	39,692	1,545,209
Alleghany Corp.*	17,606	11,369,955
Allstate Corp., (The)	165,974	13,636,424
Ally Financial, Inc.	294,395	6,620,943
American International Group, Inc.	231,588	14,803,105
Bank of America Corp.	1,339,655	33,062,685
BB&T Corp. (a)	404,350	19,497,757
Capital One Financial Corp. (a)	161,810	15,187,487
Chubb Ltd.	178,095	24,607,386
Citigroup, Inc.	499,669	29,885,203
FCB Financial Holdings, Inc., Class A*	81,282	3,950,305
Fifth Third Bancorp (a)	721,710	19,803,722
Goldman Sachs Group, Inc., (The)	60,946	15,118,265
JPMorgan Chase & Co.	520,489	47,166,713
Loews Corp. (a)	381,766	17,935,367
MetLife, Inc. (a)	196,563	10,307,764
Navient Corp. (a)	483,982	7,458,163
OneBeacon Insurance Group Ltd., Class A	243,182	3,968,730
Prudential Financial, Inc.	160,249	17,713,924
Raymond James Financial, Inc.	118,851	9,336,935
SLM Corp.*	319,030	3,825,170
State Street Corp.	193,436	15,418,784
Torchmark Corp.	90,334	7,003,595
Travelers Cos., Inc., (The) (a)	128,036	15,651,121
Wells Fargo & Co.	316,593	18,324,403
White Mountains Insurance Group Ltd.	18,755	17,559,556

The accompanying notes are an integral part of the financial statements.

24	Semi-Annual Report 2017

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2017 (unaudited)

BOSTON PARTNERS ALL-CAP VALUE FUND (continued)	Portfolio of Investments

	Number of Shares	Value
Finance—(continued)
WR Berkley Corp. (a)	209,213	$14,858,307
XL Group Ltd. (a)	362,542	14,679,326
		445,194,037
Health Care—16.8%
Abbott Laboratories	240,466	10,840,207
Allscripts Healthcare Solutions, Inc.*(a)	237,040	2,887,147
Anthem, Inc. (a)	55,763	9,190,858
Cardinal Health, Inc. (a)	114,350	9,304,659
Cigna Corp.	81,932	12,199,675
DaVita HealthCare Partners, Inc.*	71,442	4,958,789
Express Scripts Holding Co.*(a)	152,168	10,750,669
Gilead Sciences, Inc.	400,318	28,214,413
Johnson & Johnson	222,028	27,134,042
Laboratory Corp. of America Holdings*(a)	101,400	14,425,164
McKesson Corp.	145,082	21,781,161
Medtronic PLC	165,429	13,384,860
Merck & Co., Inc.	495,143	32,615,069
Novartis AG - Sponsored ADR (a)	207,122	16,190,727
Pfizer, Inc. (a)	541,000	18,458,920
Sanofi - ADR (a)	202,524	8,734,860
Shire PLC - ADR	61,211	11,060,828
UnitedHealth Group, Inc.	71,390	11,806,478
		263,938,526
Technology—19.6%
Alliance Data Systems Corp. (a)	32,242	7,834,161
Amdocs Ltd.	125,161	7,591,015
Arrow Electronics, Inc.*	161,545	11,663,549
Avnet, Inc.	98,154	4,522,936
Cisco Systems, Inc. (a)	919,571	31,430,937
Cognizant Technology Solutions Corp., Class A*	130,541	7,737,165
Computer Sciences Corp. (a)	339,746	23,292,986
CSRA, Inc.	103,531	3,087,294
Fidelity National Information Services, Inc.	90,721	7,463,617
Flextronics International Ltd.*	713,713	11,769,127
Fortive Corp.	134,367	7,746,258
Hewlett Packard Enterprise Co.	1,253,149	28,596,860
HP, Inc.	780,659	13,560,047
Jabil Circuit, Inc. (a)	705,353	17,993,555
KLA-Tencor Corp. (a)	59,717	5,381,696
Leidos Holdings, Inc.	84,282	4,492,231
Linear Technology Corp.	82,995	5,359,817
Microsemi Corp.*(a)	115,497	5,985,054
Microsoft Corp.	332,127	21,249,485
ON Semiconductor Corp.*(a)	788,807	11,934,650
Oracle Corp. (a)	347,930	14,818,339
PayPal Holdings, Inc.*(a)	87,667	3,682,014
Qorvo, Inc.*(a)	237,049	15,668,939
Symantec Corp.	270,462	7,727,099
TE Connectivity Ltd. (a)	209,485	15,600,348
Texas Instruments, Inc.	61,806	4,735,576
Versum Materials, Inc.*	184,852	5,602,864
		306,527,619
TOTAL COMMON STOCKS (Cost $1,124,019,995)		1,484,718,309
SECURITIES LENDING COLLATERAL—20.5%
Mount Vernon Liquid Assets Portfolio, LLC, 0.97%	321,079,118	321,079,118
TOTAL SECURITIES LENDING COLLATERAL (Cost $321,079,118)		321,079,118
SHORT-TERM INVESTMENTS—4.7%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.41%	74,181,657	74,181,657
TOTAL SHORT-TERM INVESTMENTS (Cost $74,181,657)		74,181,657
TOTAL INVESTMENTS—120.0%
(Cost $1,519,280,770)		1,879,979,084
LIABILITIES IN EXCESS OF OTHER ASSETS—(20.0)%		(312,944,672)
NET ASSETS—100.0%		$1,567,034,412

ADR	— American Depositary Receipt
PLC	— Public Limited Company
*	— Non-income producing.
‡
— Security has been valued at fair market value as determined in good faith by or under the direction of the RBB Fund, Inc.'s Board of Directors. As of February 28, 2017, these securities amounted to $5,119,200 or 0.3% of net assets.

(a)	— All or a portion of the security is on loan. At February 28, 2017, the market value of securities on loan was $310,812,278.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2017	25

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2017 (unaudited)

BOSTON PARTNERS ALL-CAP VALUE FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund's investments as of February 28, 2017 is as follows (see Notes to Portfolio of Investments):

	Total Value as of February 28, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock
Basic Industries	$19,607,738	$19,607,738	$—	$—
Capital Goods	92,399,353	92,399,353	—	—
Communications	41,529,838	41,529,838	—	—
Consumer Durables	32,172,007	32,172,007	—	—
Consumer Non-Durables	47,091,325	47,091,325	—	—
Consumer Services	109,679,598	109,679,598	—	—
Energy	126,578,268	121,459,068	5,119,200	—
Finance	445,194,037	445,194,037	—	—
Health Care	263,938,526	263,938,526	—	—
Technology	306,527,619	306,527,619	—	—
Securities Lending Collateral	321,079,118	321,079,118	—	—
Short-Term Investments	74,181,657	74,181,657	—	—
Total Assets	$1,879,979,084	$1,874,859,884	$5,119,200	$—

The accompanying notes are an integral part of the financial statements.

26	Semi-Annual Report 2017

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2017 (unaudited)

WPG PARTNERS SMALL/MICRO CAP VALUE FUND	Portfolio of Investments

	Number of Shares	Value
COMMON STOCKS—96.4%
Basic Industries—2.1%
AdvanSix, Inc.*	6,100	$166,408
Allegheny Technologies, Inc.*(a)	15,500	297,755
Green Plains, Inc.	6,400	160,320
Westmoreland Coal Co.*	9,500	137,180
		761,663
Capital Goods—11.8%
Carpenter Technology Corp.(a)	3,100	125,736
Engility Holdings, Inc.*	5,900	184,729
Ferroglobe PLC(a)	38,700	417,573
Foundation Building Materials, Inc.*(a)	23,200	379,088
FreightCar America, Inc.(a)	30,800	422,268
Great Lakes Dredge & Dock Corp.*	136,900	595,515
KBR, Inc.	31,300	471,065
KEYW Holding Corp., (The)*(a)	37,300	370,016
Landec Corp.*	14,200	178,920
Matrix Service Co.*(a)	19,000	307,800
Orion Group Holdings, Inc.*	22,500	210,600
Tutor Perini Corp.*(a)	18,600	566,370
		4,229,680
Communications—1.3%
Bazaarvoice, Inc.*	60,200	267,890
Ooma, Inc.*	19,000	192,850
		460,740
Consumer Durables—3.0%
Century Communities, Inc.*	17,600	402,160
Horizon Global Corp.*(a)	9,100	166,348
Libbey, Inc.	35,300	494,200
		1,062,708
Consumer Non-Durables—1.4%
Crocs, Inc.*(a)	26,100	173,565
Freshpet, Inc.*(a)	16,200	163,620
Sequential Brands Group, Inc.*	37,200	146,196
		483,381
Consumer Services—8.5%
AMN Healthcare Services, Inc.*(a)	4,900	201,635
ARC Document Solutions, Inc.*	60,700	244,014
Del Taco Restaurants, Inc.*	12,100	150,161
Destination XL Group, Inc.*	9,700	29,100
ICF International, Inc.*	6,400	274,880
InnerWorkings, Inc.*	47,600	462,196
Lumber Liquidators Holdings, Inc.*(a)	27,400	485,802
MDC Partners, Inc., Class A	74,800	654,500
Shoe Carnival, Inc.(a)	5,400	136,836
Tabula Rasa HealthCare, Inc.*	7,000	99,190
Titan Machinery, Inc.*(a)	21,800	308,470
		3,046,784
Energy—6.9%
Approach Resources, Inc.*(a)	25,900	68,635
Bill Barrett Corp.*(a)	32,700	180,177
Eclipse Resources Corp.*	76,500	165,240
Extraction Oil & Gas, Inc.*(a)	14,700	260,190
Flotek Industries, Inc.*(a)	13,800	186,576
Gulfport Energy Corp.*	42,100	730,014
Newpark Resources, Inc.*(a)	23,300	179,410
Pacific Ethanol, Inc.*	15,800	124,030
TETRA Technologies, Inc.*	128,400	576,516
		2,470,788
Finance—28.6%
Banner Corp.(a)	6,700	389,404
Central Pacific Financial Corp.	18,900	596,862
CNO Financial Group, Inc.	13,500	282,285
Customers Bancorp, Inc.*(a)	20,300	696,899
FBR & Co.	16,800	304,920
First Foundation, Inc.*	35,100	575,640
FNFV Group*	12,000	149,400
Fulton Financial Corp.	27,900	533,588
Hanover Insurance Group Inc., (The)	2,200	198,044
Investors Bancorp, Inc.(a)	15,600	228,228
Kearny Financial Corp.(a)	19,200	294,720
Kemper Corp.(a)	20,100	853,245
Kennedy-Wilson Holdings, Inc.	26,300	579,915
Maiden Holdings Ltd.(a)	27,700	427,965
Meridian Bancorp, Inc.	28,600	544,830
National Bank Holdings Corp., Class A	19,900	656,501
Northfield Bancorp, Inc.(a)	28,100	527,156
Popular, Inc.	21,300	938,478
Real Industry, Inc.*	23,300	118,830
State Bank Financial Corp.	20,400	553,452
United Community Banks, Inc.	13,900	401,571
United Financial Bancorp, Inc.	20,800	371,488
		10,223,421
Health Care—2.3%
Accuray, Inc.*(a)	99,900	514,485
Invacare Corp.	3,800	45,980
Trinity Biotech PLC - Sponsored ADR*	43,200	266,544
		827,009
Real Estate Investment Trusts—11.1%
CareTrust REIT, Inc.(a)	14,600	230,388
Cedar Realty Trust, Inc.	64,500	378,615
Colony Starwood Homes(a)	23,900	786,310
Equity Commonwealth*	24,500	765,870
GEO Group Inc., (The)	4,100	195,201
Gramercy Property Trust(a)	22,266	622,557
MedEquities Realty Trust, Inc.	21,600	235,656
Seritage Growth Properties(a)	7,400	343,952
Two Harbors Investment Corp.(a)	44,900	417,570
		3,976,119
Technology—7.6%
Acacia Communications, Inc.*(a)	3,600	187,020
Aerohive Networks, Inc.*	70,900	336,775
Babcock & Wilcox Enterprises, Inc.*	27,100	447,150

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2017	27

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2017 (unaudited)

WPG PARTNERS SMALL/MICRO CAP VALUE FUND (concluded)	Portfolio of Investments

	Number of Shares	Value
Technology—(continued)
Ciber, Inc.*	106,400	$34,718
Digi International, Inc.*	6,700	82,410
Exar Corp.*	51,700	540,782
Generac Holdings, Inc.*(a)	6,000	234,240
Nimble Storage, Inc.*	20,900	189,563
QAD, Inc., Class A(a)	8,700	238,815
SuperCom Ltd.*(a)	29,400	86,730
Viavi Solutions, Inc.*	9,300	93,186
Xcerra Corp.*	29,400	256,956
		2,728,345
Transportation—5.2%
Air Transport Services Group, Inc.*	13,200	224,664
Ardmore Shipping Corp.	31,300	214,405
Celadon Group, Inc.(a)	46,000	370,300
DHT Holdings, Inc.	34,300	158,809
Rand Logistics, Inc.*	14,300	10,725
Scorpio Bulkers, Inc.*	3,700	27,380
Scorpio Tankers, Inc.(a)	133,600	514,360
Spirit Airlines, Inc.*	2,500	130,525
StealthGas, Inc.*	47,100	207,240
		1,858,408
Utilities—6.6%
ALLETE, Inc.	4,900	329,329
Cadiz, Inc.*(a)	9,100	133,315
Chesapeake Utilities Corp.	2,700	186,165
Covanta Holding Corp.(a)	22,700	367,740
El Paso Electric Co.	3,900	190,515
NorthWestern Corp.	5,700	333,450
PNM Resources, Inc.(a)	8,600	312,180
Portland General Electric Co.	6,300	285,579
South Jersey Industries, Inc.	6,500	227,630
		2,365,903
TOTAL COMMON STOCKS (Cost $29,523,416)		34,494,949
WARRANTS—0.1%
Energy—0.1%
TETRA Technologies, Inc. *	15,850	22,983
TOTAL WARRANTS (Cost $0)		22,983
SECURITIES LENDING COLLATERAL—29.6%
Mount Vernon Liquid Assets Portfolio, LLC, 0.97%	10,600,787	10,600,787
TOTAL SECURITIES LENDING COLLATERAL (Cost $10,600,787)		10,600,787
SHORT-TERM INVESTMENTS—3.4%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.41%
TOTAL SHORT-TERM INVESTMENTS (Cost $1,199,747)		1,199,747
TOTAL INVESTMENTS—129.5%
(Cost $41,323,950)		46,318,466
LIABILITIES IN EXCESS OF OTHER ASSETS—(29.5)%		(10,541,373)
NET ASSETS—100.0%		$35,777,093

ADR	— American Depositary Receipt
PLC	— Public Limited Company
*	— Non-income producing.
(a)	— All or a portion of the security is on loan. At February 28, 2017, the market value of securities on loan was $10,103,389.

A summary of the inputs used to value the Fund's investments as of February 28, 2017 is as follows (see Notes to Portfolio of Investments):

	Total Value as of February 28, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock *	$34,494,949	$34,494,949	$—	$—
Warrants	22,983	22,983	—	—
Securities Lending Collateral	10,600,787	10,600,787	—	—
Short-Term Investments	1,199,747	1,199,747	—	—
Total Assets	$46,318,466	$46,318,466	$—	$—

*	See Portfolio of Investments detail for industry and security type breakout.

The accompanying notes are an integral part of the financial statements.

28	Semi-Annual Report 2017

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2017 (unaudited)

BOSTON PARTNERS GLOBAL EQUITY FUND	Portfolio of Investments

	Number of Shares	Value
COMMON STOCKS—95.6%
Argentina—0.5%
YPF SA - Sponsored ADR	104,392	$2,166,134

Australia—0.7%
Australia & New Zealand Banking Group Ltd.	137,705	3,259,227

Canada—0.6%
Cenovus Energy, Inc.	208,786	2,640,871

France—4.1%
Bollore SA	586,508	2,275,179
Cap Gemini SA	49,751	4,261,280
Havas SA	148,276	1,281,716
Teleperformance SA	50,244	5,562,014
Vinci SA	76,807	5,537,382
		18,917,571
Germany—6.8%
Allianz SE, Registered Shares	12,218	2,127,977
Aurelious AG	67,906	4,494,260
Bayer AG, Registered Shares	25,809	2,840,746
KION Group AG	34,189	1,993,579
Merck KGaA	68,095	7,434,327
Muenchener Rueckversicherungs Gesellschaft AG, Registered Shares	11,633	2,197,442
ProSiebenSat.1 Media SE	49,832	1,996,107
Siemens AG, Registered Shares	62,164	8,081,378
		31,165,816
Hong Kong—1.2%
WH Group Ltd.	7,211,000	5,629,863

India—0.4%
ICICI Bank Ltd. - Sponsored ADR	225,260	1,847,132

Indonesia—0.3%
Bank Rakyat Indonesia Persero Tbk PT	1,397,700	1,249,650

Ireland—1.5%
CRH PLC	204,096	6,891,750

Japan—9.1%
Alps Electric Co., Ltd.	152,200	4,518,156
Astellas Pharma, Inc.	193,500	2,606,510
Coca-Cola West Co., Ltd.	127,300	3,783,432
Fujitsu General Ltd.	122,000	2,388,224
Inpex Corp.	223,300	2,220,317
Matsumotokiyoshi Holdings Co., Ltd.	55,600	2,630,487
Nippon Telegraph & Telephone Corp.	133,000	5,625,810
Nippon Television Holdings, Inc.	151,100	2,690,115
NSK Ltd.	173,900	2,479,335
Seven & i Holdings Co., Ltd.	75,900	2,972,260
Shinsei Bank Ltd.	762,000	1,390,241
Suzuki Motor Corp.	90,200	3,525,437
Tokio Marine Holdings Inc.	103,300	4,526,914
		41,357,238
Netherlands—1.4%
Koninklijke Ahold NV	92,144	1,961,480
Koninklijke Philips NV	68,800	2,084,629
Randstad Holding NV	42,410	2,469,970
		6,516,079
Norway—0.4%
Yara International ASA	45,253	1,717,970

Singapore—1.3%
Flextronics International Ltd.*	354,851	5,851,493

South Korea—0.4%
Samsung Electronics Co., Ltd.	985	1,673,942

Switzerland—4.7%
Chubb Ltd.	56,301	7,779,109
Dufry AG, Registered Shares*	10,190	1,469,564
Georg Fischer AG, Registered Shares	2,731	2,367,082
Roche Holding AG, Participation Certificate	18,262	4,445,053
Swiss Re AG	29,542	2,642,407
TE Connectivity Ltd.(a)	33,828	2,519,171
		21,222,386
Taiwan—0.4%
Hon Hai Precision Industry Co., Ltd.	709,500	2,064,619

United Kingdom—7.6%
Babcock International Group PLC	293,524	3,450,959
Direct Line Insurance Group PLC	452,230	1,927,437
Greencore Group PLC	891,179	2,867,804
Imperial Brands PLC	49,179	2,315,111
Lloyds Banking Group PLC	5,993,401	5,109,451
Persimmon PLC	85,137	2,177,099
Rightmove PLC	17,265	841,576
SSE PLC	242,413	4,631,618
Tesco PLC*	1,454,490	3,398,910
Vodafone Group PLC	1,289,138	3,228,474
WH Smith PLC	12,795	268,645
WPP PLC	180,447	4,245,266
		34,462,350
United States—54.2%
Activision Blizzard, Inc.	56,746	2,560,947
AdvanSix, Inc.*	764	20,836
Air Lease Corp.	7,218	280,997
Allscripts Healthcare Solutions, Inc.*(a)	164,934	2,008,896
Allstate Corp. (The)	39,866	3,275,391
Alphabet, Inc., Class C*	11,709	9,638,966
Anthem, Inc.(a)	42,048	6,930,351
Apple, Inc.	21,231	2,908,435
Bank of America Corp.	277,695	6,853,513
Berkshire Hathaway, Inc., Class B*	73,166	12,542,116
Berry Plastics Group, Inc.*	71,122	3,579,570
Brunswick Corp.(a)	85,172	5,100,951
Capital One Financial Corp.	44,187	4,147,392
Cigna Corp.	13,715	2,042,163
Cisco Systems, Inc.	57,106	1,951,883

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2017	29

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2017 (unaudited)

BOSTON PARTNERS GLOBAL EQUITY FUND (continued)	Portfolio of Investments

	Number of Shares	Value
United States—(continued)
Citigroup, Inc.	88,915	$5,318,006
Comcast Corp., Class A	279,496	10,458,740
CommScope Holding Co., Inc.*	83,021	3,158,949
Computer Sciences Corp.	55,285	3,790,340
ConocoPhillips	59,912	2,850,014
DaVita, Inc.*	42,756	2,967,694
Diamondback Energy, Inc.*(a)	96,229	9,705,657
Dow Chemical Co., (The)	60,818	3,786,529
Eaton Corp. PLC(a)	56,908	4,096,238
eBay, Inc.*	163,494	5,542,447
EQT Corp.(a)	40,635	2,433,630
Fifth Third Bancorp(a)	66,160	1,815,430
Graphic Packaging Holding Co.	179,349	2,394,309
HCA Holdings, Inc.*	30,131	2,628,628
Honeywell International, Inc.	19,123	2,380,813
Huntington Bancshares Inc.	169,444	2,395,938
Ingersoll-Rand PLC#	55,506	4,404,956
Jabil Circuit, Inc.(a)	147,498	3,762,674
Jagged Peak Energy, Inc.*	111,239	1,531,761
JELD-WEN Holding, Inc.*	26,387	824,330
Johnson & Johnson	19,712	2,409,004
Laboratory Corp. of America Holdings*	48,406	6,886,238
Leidos Holdings, Inc.	75,830	4,041,739
Liberty Global PLC LiLAC, Class C*	68,831	1,692,554
Loews Corp.	64,866	3,047,405
Marathon Petroleum Corp.	53,586	2,657,866
Merck & Co, Inc.	209,210	13,780,663
Microsoft Corp.	86,757	5,550,713
Newfield Exploration Co.*	5,531	201,660
Northrop Grumman Corp.	11,715	2,894,659
Oracle Corp.(a)	40,396	1,720,466
Parsley Energy, Inc., Class A*	139,780	4,247,914
PayPal Holdings, Inc.*	43,375	1,821,750
Pfizer, Inc.(a)	81,679	2,786,887
Pioneer Natural Resources Co.	24,718	4,596,806
PPG Industries, Inc.	31,003	3,175,637
PulteGroup, Inc.(a)	120,107	2,648,359
Quest Diagnostics, Inc.(a)	48,553	4,731,004
Raytheon Co.	36,915	5,690,447
Reliance Steel & Aluminum Co.	10,967	928,357
SunTrust Banks, Inc.	36,631	2,179,178
Tesoro Corp.	26,282	2,238,964
United Parcel Service, Inc., Class B	35,601	3,765,162
United Technologies Corp.	24,601	2,768,843
Unum Group	52,311	2,554,346
Versum Materials, Inc.*(a)	76,784	2,327,323
Wells Fargo & Co.	107,619	6,228,988
WestRock Co.	96,031	5,158,785
WR Berkley Corp.(a)	56,740	4,029,676
		246,850,883
TOTAL COMMON STOCKS (Cost $375,118,079)		435,484,974
PREFERRED STOCKS—0.5%
South Korea—0.5%
Samsung Electronics Co., Ltd.	1,590	2,104,510
TOTAL PREFERRED STOCKS (Cost $1,572,964)		2,104,510
SECURITIES LENDING COLLATERAL—7.5%
Mount Vernon Liquid Assets Portfolio, LLC, 0.97%	34,363,856	34,363,856
TOTAL SECURITIES LENDING COLLATERAL (Cost $34,363,856)		34,363,856
SHORT-TERM INVESTMENTS—2.7%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.41%	12,299,453	12,299,453
TOTAL SHORT-TERM INVESTMENTS (Cost $12,299,453)		12,299,453
TOTAL INVESTMENTS—106.3%
(Cost $423,354,352)		484,252,793
OPTIONS WRITTEN††—(0.1%)
Ingersoll-Rand PLC
Call Options Expires 06/16/2017
Strike Price $75.00	(376)	(235,000)
TOTAL OPTIONS WRITTEN (Premiums received $199,760)		(235,000)
LIABILITIES IN EXCESS OF OTHER ASSETS—(6.2)%		(28,409,234)
NET ASSETS—100.0%		$455,608,559

ADR	— American Depositary Receipt
PLC	— Public Limited Company
*	— Non-income producing.
(a)	— All or a portion of the security is on loan. At February 28, 2017, the market value of securities on loan was $33,372,359.
#	— Security segregated as collateral for options written.
††	— Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the financial statements.

30	Semi-Annual Report 2017

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2017 (unaudited)

BOSTON PARTNERS GLOBAL EQUITY FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund's investments as of February 28, 2076 is as follows (see Notes to Portfolio of Investments):

	Total Value as of February 28, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock
Argentina	$2,166,134	$2,166,134	$—	$—
Australia	3,259,227	—	3,259,227	—
Canada	2,640,871	2,640,871	—	—
France	18,917,571	—	18,917,571	—
Germany	31,165,816	—	31,165,816	—
Hong Kong	5,629,863	—	5,629,863	—
India	1,847,132	1,847,132	—	—
Indonesia	1,249,650	—	1,249,650	—
Ireland	6,891,750	—	6,891,750	—
Japan	41,357,238	—	41,357,238	—
Netherlands	6,516,079	—	6,516,079	—
Norway	1,717,970	—	1,717,970	—
Singapore	5,851,493	5,851,493	—	—
South Korea	1,673,942	—	1,673,942	—
Switzerland	21,222,386	10,298,280	10,924,106	—
Taiwan	2,064,619	—	2,064,619	—
United Kingdom	34,462,350	—	34,462,350	—
United States	246,850,883	246,850,883	—	—
Preferred Stock
South Korea	2,104,510	—	2,104,510	—
Securities Lending Collateral	34,363,856	34,363,856	—	—
Short-Term Investments	12,299,453	12,299,453	—	—
Total Assets	$484,252,793	$316,318,102	$167,934,691	$—

	Total Value as of February 28, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Options Written
Equity contracts	$(235,000)	$—	$(235,000)	$—
Total Liabilities	$(235,000)	$—	$(235,000)	$—

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2017	31

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2017 (unaudited)

BOSTON PARTNERS GLOBAL LONG/SHORT FUND	Portfolio of Investments

	Number of Shares	Value
LONG POSITIONS—99.2%
COMMON STOCKS—92.2%
Argentina—0.5%
YPF SA - Sponsored ADR	202,040	$4,192,330

Australia—0.6%
Australia & New Zealand Banking Group Ltd.	237,504	5,621,288

Austria—0.2%
Wienerberger AG	71,603	1,410,926

Canada—0.8%
Cenovus Energy, Inc.	413,240	5,226,948
Stornoway Diamond Corp.*	2,827,576	1,852,124
		7,079,072
France—3.9%
Bollore SA	1,148,521	4,455,338
Cap Gemini SA	81,254	6,959,579
Havas SA	292,712	2,530,238
Teleperformance SA	78,509	8,690,951
Vinci SA	160,681	11,584,258
		34,220,364
Germany—3.0%
Aurelious AG	101,427	6,712,799
Muenchener Rueckversicherungs Gesellschaft AG, Registered Shares	16,397	3,097,347
Siemens AG, Registered Shares	128,679	16,728,390
		26,538,536
Hong Kong—1.3%
WH Group Ltd.	14,704,500	11,480,282

India—1.4%
ICICI Bank Ltd. - Sponsored ADR	446,242	3,659,184
Videocon d2h Ltd. - ADR*†	913,668	8,798,623
		12,457,807
Indonesia—0.4%
Bank Rakyat Indonesia Persero Tbk PT	3,359,200	3,003,379

Ireland—1.1%
CRH PLC	283,559	9,574,993

Japan—8.7%
Alps Electric Co., Ltd.	298,500	8,861,167
Astellas Pharma, Inc.	479,900	6,464,415
Coca-Cola West Co., Ltd.†	269,700	8,015,645
Fujitsu General Ltd.	249,000	4,874,326
Haseko Corp.	478,200	5,658,935
Inpex Corp.	413,853	4,115,024
Nippon Telegraph & Telephone Corp.	263,396	11,141,472
NSK Ltd.	370,900	5,288,012
Seven & i Holdings Co., Ltd.	152,700	5,979,765
Shinsei Bank Ltd.	614,000	1,120,220
Suzuki Motor Corp.	191,400	7,480,805
Tokio Marine Holdings, Inc.	149,400	6,547,154
		75,546,940
Netherlands—0.9%
Koninklijke Ahold NV	154,160	$3,281,632
Koninklijke Philips NV	152,849	4,631,300
		7,912,932
Norway—0.4%
Yara International ASA	90,444	3,433,586

Singapore—0.7%
Flextronics International Ltd.*†	366,789	6,048,351

Switzerland—4.4%
Chubb Ltd.†	124,142	17,152,700
Roche Holding AG, Participation Certificate	41,528	10,108,103
Swiss Re AG	65,725	5,878,824
TE Connectivity Ltd.	72,494	5,398,628
		38,538,255
United Kingdom—8.2%
Aldermore Group PLC*	1,016,492	2,921,200
Babcock International Group PLC	634,671	7,461,820
Direct Line Insurance Group PLC	868,791	3,702,851
Greencore Group PLC	1,466,248	4,718,370
Imperial Brands PLC	94,421	4,444,888
Lloyds Banking Group PLC	12,132,111	10,342,779
Persimmon PLC	172,970	4,423,140
Rightmove PLC	45,885	2,236,649
SSE PLC	500,503	9,562,765
Tesco PLC*	2,881,357	6,733,269
Vodafone Group PLC	2,767,010	6,929,607
WH Smith PLC	24,569	515,853
WPP PLC	337,244	7,934,133
		71,927,324
United States—55.7%
Activision Blizzard, Inc.†	123,072	5,554,239
AdvanSix, Inc.*†	1,701	46,391
Air Lease Corp.	13,838	538,713
Allscripts Healthcare Solutions, Inc.*	350,703	4,271,563
Alphabet, Inc., Class C*†	24,533	20,195,811
Anthem, Inc.	83,364	13,740,054
Bank of America Corp.†	532,341	13,138,176
Berkshire Hathaway, Inc., Class B*†	140,513	24,086,738
Berry Plastics Group, Inc.*†#	140,135	7,052,995
Boardwalk Pipeline Partners LP†	481,510	8,715,331
Brunswick Corp.	122,653	7,345,688
Capital One Financial Corp.†	91,751	8,611,749
Cigna Corp.	31,039	4,621,707
Cisco Systems, Inc.†	139,987	4,784,756
Citigroup, Inc.	193,665	11,583,104
Coca-Cola European Partners PLC	95,608	3,316,642
Comcast Corp., Class A†	412,216	15,425,123
CommScope Holding Co., Inc.*	173,966	6,619,406
Computer Sciences Corp.†	123,673	8,479,021
ConocoPhillips†	129,320	6,151,752
DaVita, Inc.*	87,954	6,104,887
Diamondback Energy, Inc.*†#	184,422	18,600,803
Dow Chemical Co., (The)†	112,664	7,014,461
Eaton Corp. PLC	112,925	8,128,342

The accompanying notes are an integral part of the financial statements.

32	Semi-Annual Report 2017

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2017 (unaudited)

BOSTON PARTNERS GLOBAL LONG/SHORT FUND (continued)	Portfolio of Investments

	Number of Shares	Value
United States—(continued)
eBay, Inc.*†	318,420	$10,794,438
EQT Corp.	90,141	5,398,545
Fifth Third Bancorp	127,057	3,486,444
Gener8 Maritime, Inc.*†	420,072	2,049,951
Graphic Packaging Holding Co.†	448,759	5,990,933
HCA Holdings, Inc.*	61,322	5,349,731
Honeywell International, Inc.	6,078	756,711
Ingersoll-Rand PLC#	84,270	6,687,667
International Speedway Corp.	114,618	4,252,328
Jabil Circuit, Inc.†	328,355	8,376,336
Jagged Peak Energy, Inc.*	219,383	3,020,904
JELD-WEN Holding, Inc.*	65,464	2,045,095
Johnson & Johnson	39,377	4,812,263
Laboratory Corp. of America Holdings*†	101,694	14,466,988
Leidos Holdings, Inc.†	168,252	8,967,832
Liberty Global PLC LiLAC, Class C*†	153,991	3,786,640
Loews Corp.	84,084	3,950,266
Marathon Petroleum Corp.	109,161	5,414,386
Merck & Co, Inc.†#	414,590	27,309,043
Microsoft Corp.	173,394	11,093,748
Newfield Exploration Co.*	10,939	398,836
Nomad Foods Ltd.*†	571,052	6,144,520
Northrop Grumman Corp.	25,457	6,290,170
Oracle Corp.	99,373	4,232,296
Parsley Energy, Inc., Class A*†	269,828	8,200,073
PayPal Holdings, Inc.*†	110,614	4,645,788
Pfizer, Inc.	175,481	5,987,412
Pioneer Natural Resources Co.	47,368	8,809,027
PPG Industries, Inc.	65,832	6,743,172
PulteGroup, Inc.†	246,070	5,425,844
Quest Diagnostics, Inc.	100,203	9,763,780
Raytheon Co.†	66,707	10,282,884
Reliance Steel & Aluminum Co.	23,974	2,029,399
SunTrust Banks, Inc.	113,398	6,746,047
Tesoro Corp.	53,886	4,590,548
United Technologies Corp.†	63,229	7,116,424
Versum Materials, Inc.*	153,462	4,651,433
Viper Energy Partners LP†	280,668	4,995,890
Wells Fargo & Co.†	225,506	13,052,287
WestRock Co.†	191,056	10,263,528
WR Berkley Corp.	55,844	3,966,041
		486,473,100
TOTAL COMMON STOCKS (Cost $700,397,058)		805,459,465
PREFERRED STOCKS—0.8%
South Korea—0.8%
Samsung Electronics Co., Ltd.	5,611	7,426,672
TOTAL PREFERRED STOCKS (Cost $5,406,038)		7,426,672
SHORT-TERM INVESTMENTS—6.2%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.41%	53,868,528	$53,868,528
TOTAL SHORT-TERM INVESTMENTS (Cost $53,868,528)		53,868,528
TOTAL INVESTMENTS—99.2%
(Cost $759,671,624)		866,754,665
SECURITIES SOLD SHORT—(44.0%)
COMMON STOCKS—(44.0%)
Australia—(0.7%)
Brambles Ltd.	(335,575)	(2,395,193)
WorleyParsons Ltd.*	(464,434)	(3,782,011)
		(6,177,204)
Canada—(0.7%)
Cineplex, Inc.	(98,377)	(3,707,099)
Gildan Activewear, Inc.	(111,434)	(2,828,195)
		(6,535,294)
Denmark—(1.1%)
Chr Hansen Holding A/S	(60,782)	(3,624,166)
Coloplast A/S, Class B	(35,532)	(2,505,240)
William Demant Holding A/S*	(185,104)	(3,787,977)
		(9,917,383)
Finland—(1.4%)
Huhtamaki OYJ	(47,540)	(1,713,836)
Konecranes OYJ	(72,471)	(2,602,203)
Neste Oyj	(111,671)	(3,886,913)
Wartsila OYJ Abp	(75,699)	(3,886,911)
		(12,089,863)
France—(0.7%)
Aeroports de Paris	(23,178)	(2,629,422)
Essilor International SA	—^	(28)
Klepierre	(102,746)	(3,816,097)
		(6,445,547)
Germany—(1.3%)
GEA Group AG	(100,637)	(3,911,488)
Infineon Technologies AG	(164,150)	(2,917,896)
Symrise AG	(68,084)	(4,231,140)
		(11,060,524)
Hong Kong—(0.8%)
Bank of East Asia Ltd., (The)	(618,316)	(2,554,515)
Hang Seng Bank Ltd.	(146,800)	(3,008,248)
Techtronic Industries Co., Ltd.	(483,500)	(1,730,118)
		(7,292,881)
Ireland—(0.3%)
James Hardie Industries PLC	(186,051)	(2,776,289)

Italy—(0.6%)
Ferrari NV	(77,613)	(5,049,502)

Japan—(3.4%)
Aozora Bank Ltd.	(707,000)	(2,651,726)
Hisamitsu Pharmaceutical Co., Inc.	(33,500)	(1,801,954)
Japan Airport Terminal Co., Ltd.	(75,700)	(2,647,599)

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2017	33

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2017 (unaudited)

BOSTON PARTNERS GLOBAL LONG/SHORT FUND (continued)	Portfolio of Investments

	Number of Shares	Value
Japan—(continued)
Murata Manufacturing Co., Ltd.	(16,100)	$(2,312,529)
Nintendo Co., Ltd.	(8,900)	(1,858,994)
Nitto Denko Corp.	(46,600)	(3,923,186)
Ono Pharmaceutical Co., Ltd.	(180,800)	(4,003,618)
Ricoh Co., Ltd.	(371,500)	(3,240,701)
Sanrio Co., Ltd.	(86,900)	(1,720,960)
Shimano, Inc.	(19,500)	(2,884,560)
Sohgo Security Services Co., Ltd.	(70,800)	(2,681,712)
		(29,727,539)
Netherlands—(0.7%)
Airbus Group SE	(53,935)	(3,962,955)
Fugro NV*	(110,989)	(1,770,884)
		(5,733,839)
Norway—(0.4%)
Marine Harvest ASA	(177,399)	(3,098,603)
Singapore—(0.7%)
Sembcorp Industries Ltd.	(972,500)	(2,218,253)
Singapore Press Holdings Ltd.	(1,427,600)	(3,562,620)
		(5,780,873)
Spain—(0.4%)
Bankinter SA	(410,082)	(3,159,552)

Sweden—(1.0%)
Autoliv, Inc.	(38,531)	(4,034,196)
Hennes & Mauritz AB	(77,736)	(2,049,539)
Hexagon AB	(72,942)	(2,940,991)
		(9,024,726)
Switzerland—(2.0%)
Chocoladefabriken Lindt & Spruengli AG, Registered Shares	(37)	(2,396,772)
Cie Financiere Richemont SA	(31,263)	(2,302,807)
Geberit AG	(4,149)	(1,795,777)
Kuehne + Nagel International AG	(35,462)	(5,048,956)
Nestle SA	(40,750)	(3,007,276)
SGS SA, Registered Shares	(1,248)	(2,651,565)
		(17,203,153)
United Kingdom—(3.8%)
Antofagasta PLC	(167,979)	(1,688,013)
Fresnillo PLC	(201,534)	(3,698,067)
GW Pharmaceuticals PLC - ADR*	(17,785)	(2,219,212)
Hargreaves Lansdown PLC	(184,788)	(3,059,072)
Manchester United PLC	(123,769)	(2,085,508)
Mediclinic International PLC	(419,930)	(3,861,394)
Merlin Entertainments PLC	(350,808)	(2,141,211)
Next PLC	(79,231)	(3,764,208)
Ocado Group PLC*	(1,166,698)	(3,604,762)
Pearson PLC	(393,370)	(3,286,071)
Playtech Plc	(211,015)	(2,337,788)
Rotork PLC	(493,608)	(1,513,434)
		(33,258,740)
United States—(24.0%)
ACI Worldwide, Inc.*	(90,686)	(1,774,725)
Apache Corp.	(44,915)	(2,362,080)
AptarGroup, Inc.	(69,963)	(5,212,943)
Axalta Coating Systems Ltd.*	(104,687)	(3,047,439)
Balchem Corp.	(39,036)	(3,402,768)
Ball Corp.	(34,697)	(2,551,270)
Bemis Co., Inc.	(37,609)	(1,864,278)
Blackbaud, Inc.	(62,609)	(4,477,796)
Casey's General Stores, Inc.	(22,878)	(2,621,361)
Caterpillar, Inc.	(59,047)	(5,707,483)
Cheesecake Factory Inc., (The)	(42,783)	(2,611,902)
Chipotle Mexican Grill, Inc.*	(5,205)	(2,179,542)
Cincinnati Financial Corp.	(54,875)	(4,003,680)
Cogent Communications Holdings, Inc.	(58,251)	(2,414,504)
Cognex Corp.	(33,942)	(2,607,085)
Colgate-Palmolive Co.	(29,482)	(2,151,596)
Columbia Sportswear Co.	(47,396)	(2,603,936)
Community Bank System, Inc.	(36,115)	(2,145,592)
CoStar Group, Inc.*	(19,592)	(3,980,703)
Cracker Barrel Old Country Store, Inc.	(21,639)	(3,483,663)
Dorman Products, Inc.*	(28,881)	(2,257,339)
Eli Lilly & Co.	(45,678)	(3,782,595)
Emerson Electric Co.	(56,772)	(3,411,997)
Equinix, Inc.	(8,943)	(3,363,194)
Estee Lauder Cos., Inc. (The)	(26,006)	(2,154,597)
FactSet Research Systems, Inc.	(11,089)	(1,972,733)
First Financial Bankshares, Inc.	(137,049)	(6,030,156)
Flowserve Corp.	(55,811)	(2,592,421)
Fox Factory Holding Corp.*	(95,660)	(2,563,688)
Heartland Express, Inc.	(165,489)	(3,432,242)
Hecla Mining Co.	(610,291)	(3,405,424)
Hess Corp.	(50,618)	(2,603,790)
IDEXX Laboratories, Inc.*	(28,726)	(4,163,546)
Juno Therapeutics, Inc.*	(113,480)	(2,728,059)
Kinder Morgan, Inc.	(108,818)	(2,318,912)
Laredo Petroleum, Inc.*	(262,294)	(3,627,526)
Matador Resources Co.*	(120,194)	(2,893,070)
Mattel, Inc.	(135,714)	(3,491,921)
Mercury General Corp.	(61,653)	(3,614,715)
Middleby Corp. (The)*	(29,241)	(4,056,019)
Monster Beverage Corp.*	(59,281)	(2,456,605)
Multi-Color Corp.	(7,611)	(545,709)
National Instruments Corp.	(116,547)	(3,757,475)
National Oilwell Varco, Inc.	(92,126)	(3,723,733)
Netflix, Inc.*	(35,323)	(5,020,458)
NewMarket Corp.	(5,435)	(2,367,975)
Panera Bread Co.*	(12,517)	(2,888,924)
Prosperity Bancshares, Inc.	(30,284)	(2,257,369)
RLI Corp.	(66,605)	(3,893,062)
Rockwell Automation, Inc.	(32,749)	(4,948,374)
SeaWorld Entertainment, Inc.	(158,687)	(3,057,898)
Sonoco Products Co.	(80,845)	(4,310,655)
Tesla Motors, Inc.*	(23,562)	(5,890,264)
Tootsie Roll Industries, Inc.	(56,199)	(2,200,191)
Toro Co., (The)	(58,186)	(3,503,379)
TransDigm Group, Inc.	(14,099)	(3,583,966)
Trex Co., Inc.*	(39,601)	(2,693,264)

The accompanying notes are an integral part of the financial statements.

34	Semi-Annual Report 2017

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2017 (unaudited)

BOSTON PARTNERS GLOBAL LONG/SHORT FUND (continued)	Portfolio of Investments

	Number of Shares	Value
United States—(continued)
Ultimate Software Group, Inc. (The)*	(11,164)	$(2,159,006)
UMB Financial Corp.	(39,847)	(3,140,741)
Vertex Pharmaceuticals, Inc.*	(38,274)	(3,468,390)
Wabtec Corp.	(45,888)	(3,676,547)
Wayfair, Inc.*	(71,477)	(2,702,545)
Westamerica Bancorporation	(47,410)	(2,742,669)
WisdomTree Investments, Inc.	(198,577)	(1,809,036)
Workday, Inc., Class A*	(33,212)	(2,754,271)
World Wrestling Entertainment, Inc., Class A	(96,600)	(2,026,668)
Yelp, Inc.*	(76,354)	(2,573,130)
		(209,820,594)
TOTAL COMMON STOCKS (Proceeds $360,918,790)		(384,152,106)
TOTAL SECURITIES SOLD SHORT—(44.0%) (Proceeds $360,918,790)		(384,152,106)

	Number of Contracts	Value
OPTIONS WRITTEN††—(0.2%)
Berry Plastics Group, Inc.
Call Options Expires 06/16/2017
Strike Price $47.50	(1,072)	$(466,320)
Diamondback Energy, Inc.
Call Options Expires 03/17/2017
Strike Price $95.00	(495)	(346,500)
Ingersoll-Rand PLC
Call Options Expires 06/16/2017
Strike Price $75.00	(758)	(473,750)
Merck & Co, Inc.
Call Options Expires 07/21/2017
Strike Price $60.00	(1,443)	(970,417)
TOTAL OPTIONS WRITTEN (Premiums received $1,771,641)		(2,256,987)
OTHER ASSETS IN EXCESS OF LIABILITIES—45.0%		393,485,094
NET ASSETS—100.0%		$873,830,666

ADR	— American Depositary Receipt
PLC	— Public Limited Company
*	— Non-income producing.
†	— Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
#	— Security segregated as collateral for options written.
^	— Less than 0.5 shares
††	— Primary risk exposure is equity contracts.

Contracts For Difference held by the Fund at February 28, 2017, are as follows:

Reference Company	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Unrealized Appreciation (Depreciation)
Short
South Korea
Kakao Corp.	Goldman Sachs	(20,040)	$(1,545,708)	$33,460
Paradise Co., Ltd.	Goldman Sachs	(74,442)	(951,553)	(68,531)
				(35,071)
Taiwan
Eclat Textile Co., Ltd.	Goldman Sachs	(114,048)	$(1,140,462)	$(426)
				$(35,497)

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2017	35

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2017 (unaudited)

BOSTON PARTNERS GLOBAL LONG/SHORT FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund's investments as of February 28, 2017 is as follows (see Notes to Portfolio of Investments):

	Total Value as of February 28, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stock
Argentina	$4,192,330	$4,192,330	$—	$—
Australia	5,621,288	—	5,621,288	—
Austria	1,410,926	1,410,926	—	—
Canada	7,079,072	7,079,072	—	—
France	34,220,364	—	34,220,364	—
Germany	26,538,536	—	26,538,536	—
Hong Kong	11,480,282	—	11,480,282	—
India	12,457,807	12,457,807	—	—
Indonesia	3,003,379	—	3,003,379	—
Ireland	9,574,993	—	9,574,993	—
Japan	75,546,940	—	75,546,940	—
Netherlands	7,912,932	—	7,912,932	—
Norway	3,433,586	—	3,433,586	—
Singapore	6,048,351	6,048,351	—	—
Switzerland	38,538,255	22,551,328	15,986,927	—
United Kingdom	71,927,324	2,921,200	69,006,124	—
United States	486,473,100	486,473,100	—	—
Preferred Stock
South Korea	7,426,672	—	7,426,672	—
Short-Term Investments	53,868,528	53,868,528	—	—
Total Assets	$866,754,665	$597,002,642	$269,752,023	$—

	Total Value as of February 28, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Securities Sold Short
Australia	$(6,177,204)	$—	$(6,177,204)	$—
Canada	(6,535,294)	(6,535,294)	—	—
Denmark	(9,917,383)	—	(9,917,383)	—
Finland	(12,089,863)	—	(12,089,863)	—
France	(6,445,547)	—	(6,445,547)	—
Germany	(11,060,524)	—	(11,060,524)	—
Hong Kong	(7,292,881)	—	(7,292,881)	—
Ireland	(2,776,289)	—	(2,776,289)	—
Italy	(5,049,502)	(5,049,502)	—	—
Japan	(29,727,539)	—	(29,727,539)	—
Netherlands	(5,733,839)	—	(5,733,839)	—
Norway	(3,098,603)	—	(3,098,603)	—
Singapore	(5,780,873)	—	(5,780,873)	—
Spain	(3,159,552)	—	(3,159,552)	—
Sweden	(9,024,726)	(4,034,196)	(4,990,530)	—
Switzerland	(17,203,153)	—	(17,203,153)	—
United Kingdom	(33,258,740)	(7,909,482)	(25,349,258)	—
United States	(209,820,594)	(209,820,594)	—	—
Options Written
Equity Contracts	(2,256,987)	(346,500)	(1,910,487)	—
Contracts For Difference
Equity Contracts	(35,497)	—	(35,497)	—
Total Liabilities	$(386,444,590)	$(233,695,568)	$(152,749,022)	$—

The accompanying notes are an integral part of the financial statements.

36	Semi-Annual Report 2017

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2017 (unaudited)

BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND	Portfolio of Investments

	Number of Shares	Value
LONG POSITIONS—92.6%
RIGHTS—0.0%
India—0.0%
South Indian Bank Ltd. (The)*‡	161,284	$13,247
TOTAL RIGHTS (Cost $15,170)		13,247
COMMON STOCKS—48.4%
Argentina—1.6%
Pampa Energia SA - Sponsored ADR*†	4,802	219,788
YPF SA - Sponsored ADR	6,404	132,883
		352,671
Austria—1.6%
Atrium European Real Estate Ltd.	84,035	342,864

Brazil—8.2%
Alupar Investimento SA	11,600	74,049
Embraer SA	2,663	61,489
Equatorial Energia SA	3,900	74,417
Localiza Rent a Car SA	29,500	364,870
Minerva SA	46,800	162,284
QGEP Participacoes SA	101,500	189,875
Qualicorp SA	48,600	307,192
Tegma Gestao Logistica SA*	48,000	171,654
Transmissora Alianca de Energia Eletrica SA	12,000	84,824
Via Varejo SA	54,500	206,163
Wilson Sons Ltd.	5,000	55,272
		1,752,089
China—4.2%
Alibaba Group Holding Ltd.*	2,131	219,280
Baidu, Inc.*	718	125,025
Hollysys Automation Technologies Ltd.	3,023	52,781
NetEase, Inc. - ADR	1,678	511,891
		908,977
Colombia—1.8%
Almacenes Exito SA	74,500	395,346

Hong Kong—1.8%
WH Group Ltd.	484,000	377,875

Hungary—0.4%
Richter Gedeon Nyrt	3,724	82,578

India—5.2%
Edelweiss Financial Services Ltd.	39,684	81,483
Eros International Media Ltd.*	109,636	348,538
Gujarat State Petronet Ltd.	68,879	159,298
ICICI Bank Ltd.	17,749	73,099
Petronet LNG Ltd	3,940	24,014
South Indian Bank Ltd. (The)	483,853	151,042
Videocon d2h Ltd. - ADR*	19,943	192,051
Yes Bank Ltd.	4,003	87,015
		1,116,540
Indonesia—0.8%
Bank Rakyat Indonesia Persero Tbk PT	188,600	168,623

Israel—1.6%
Gazit-Globe Ltd.	32,390	$336,930

Luxembourg—0.9%
Ternium SA	7,050	186,966

Malaysia—1.2%
Bumi Armada Bhd	1,542,500	251,702

Mexico—1.2%
Credito Real SAB de CV SOFOM ER*	203,700	251,945

Russia—0.9%
LUKOIL PJSC	3,686	194,897

South Africa—5.0%
Adcock Ingram Holdings Ltd.	8,319	37,316
Clover Industries Ltd.	311,417	454,157
Imperial Holdings Ltd.	11,778	149,999
JSE Ltd.	6,911	85,772
Naspers Ltd., Class N	1,566	250,350
Remgro Ltd.	5,678	96,639
		1,074,233
South Korea—2.1%
Koh Young Technology Inc.	691	30,865
KT Corp. - Sponsored ADR	14,817	237,072
KT&G Corp.	1,991	180,259
		448,196
Sri Lanka—0.9%
Lion Brewery Ceylon PLC	11,801	35,529
Melstacorp Ltd.*	350,244	150,146
		185,675
Sweden—0.3%
Millicom International Cellular SA	1,375	74,905

Taiwan—0.3%
Silicon Motion Technology Corp. - ADR	1,648	66,892

Turkey—3.4%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	100,043	85,835
Haci Omer Sabanci Holding AS	61,046	168,433
KOC Holding AS	24,188	98,326
Tekfen Holding AS	51,119	110,669
Turkiye Garanti Bankasi AS	35,864	84,660
Turkiye Sinai Kalkinma Bankasi AS	432,335	175,418
		723,341
United Arab Emirates—0.4%
Abu Dhabi Commercial Bank PJSC	48,711	93,911

United States—4.6%
Air Lease Corp.	7,977	310,544
Cognizant Technology Solutions Corp.*	705	41,785
Ferro Corp.*	4,073	57,022
Geopark Ltd.*	11,865	63,478
Kosmos Energy Ltd.*	26,374	161,936
Liberty Global PLC LiLAC, Class C*	4,213	103,598

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2017	37

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2017 (unaudited)

BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND (continued)	Portfolio of Investments

	Number of Shares	Value
United States—(continued)
YY, Inc. - ADR*	5,723	$253,472
		991,835
TOTAL COMMON STOCKS (Cost $9,635,896)		10,378,991
EXCHANGE TRADED FUNDS—0.5%
Thailand—0.5%
Jasmine Broadband Internet Infrastructure Fund	303,543	99,903
TOTAL EXCHANGE TRADED FUNDS (Cost $104,974)		99,903
PREFERRED STOCKS—5.1%
Brazil—0.3%
Cia de Transmissao de Energia Eletrica Paulista	3,400	72,934

Russia—1.1%
Sberbank of Russia PJSC	112,900	229,357

South Korea—3.7%
Samsung Electronics Co., Ltd.	606	802,096
TOTAL PREFERRED STOCKS (Cost $999,267)		1,104,387
SHORT-TERM INVESTMENTS—38.6%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio, 0.41%	8,277,349	8,277,349
TOTAL SHORT-TERM INVESTMENTS (Cost $8,277,349)		8,277,349
TOTAL INVESTMENTS—92.6%
(Cost $19,032,656)		19,873,877
SECURITIES SOLD SHORT—(2.3%)
COMMON STOCKS—(2.3%)
Canada—(0.2%)
Kinross Gold Corp.*	(11,362)	$(40,222)

Hong Kong—(0.4%)
Nord Anglia Education, Inc.*	(3,531)	(82,873)

India—(0.2%)
Wipro Ltd.	(4,480)	(43,814)

Mexico—(0.4%)
Grupo Televisa SAB	(3,283)	(83,749)

Taiwan—(0.2%)
United Microelectronics Corp. - ADR	(27,899)	(56,914)

United States—(0.9%)
PriceSmart, Inc.	(1,078)	(95,295)
Tuniu Corp.*	(11,095)	(92,421)
		(187,716)
TOTAL COMMON STOCKS (Proceeds $461,764)		(495,288)
TOTAL SECURITIES SOLD SHORT—(2.3%) (Proceeds $461,764)		(495,288)
OTHER ASSETS IN EXCESS OF LIABILITIES—9.7%		2,072,847
NET ASSETS—100.0%		$21,451,437

ADR	— American Depositary Receipt
PLC	— Public Limited Company
NVDR	— Non-Voting Depository Receipt
*	— Non-income producing.
‡
— Security has been valued at fair market value as determined in good faith by or under the direction of the RBB Fund, Inc.'s Board of Directors. As of February 28, 2017, these securities amounted to $13,248 or 0.0% of net assets.

†	— Security position is either entirely or partially held in a segregated account as collateral for securities sold short.

Contracts For Difference held by the Fund at February 28, 2017, are as follows:

Reference Company	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Unrealized Appreciation (Depreciation)
Long
Brazil
Iguatemi Emp De Shopping Centers SA	Goldman Sachs	7,000	$72,619	$(2,763)

China
51Job, Inc. - ADR	Goldman Sachs	4,310	157,100	(2,156)
Alibaba Group Holding Ltd. - Sponsored ADR	Goldman Sachs	3,604	368,041	2,811
Baidu Inc. - Sponsored ADR	Goldman Sachs	1,315	244,090	(15,109)
Bloomage Bio Technology Corp Ltd.	Goldman Sachs	27,500	41,882	(1,913)
China Telecom Corp. Ltd., Class H	Goldman Sachs	416,000	196,714	(1,028)
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	Goldman Sachs	20,200	244,382	(6,196)
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A	Morgan Stanley	5,000	60,490	(1,534)
Shanghai Haohai Biological Technology Co., Ltd., Class H	Goldman Sachs	14,800	72,273	(1,620)

The accompanying notes are an integral part of the financial statements.

38	Semi-Annual Report 2017

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2017 (unaudited)

BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND (continued)	Portfolio of Investments

Reference Company	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Unrealized Appreciation (Depreciation)
Long—(continued)
China—(continued)
Tencent Holdings Ltd.	Goldman Sachs	19,700	$535,581	$(12,679)
Wuliangye Yibin Co., Ltd., Class A	Goldman Sachs	52,300	310,476	(9,581)
Wuliangye Yibin Co., Ltd., Class A	Morgan Stanley	35,600	211,338	(6,521)
Zhengzhou Yutong Bus Co., Ltd., Class A	Goldman Sachs	31,004	91,486	140
Zhengzhou Yutong Bus Co., Ltd., Class A	Morgan Stanley	28,800	84,983	131
		660,133	2,618,836	(55,255)

Egypt
Commercial International Bank Egypt SAE	Goldman Sachs	42,558	205,413	(12,384)

Hong Kong
China Resources Phoenix Heal	Goldman Sachs	74,000	95,252	(3,643)
Playmates Toys Ltd.	Goldman Sachs	544,000	94,626	2,068
		618,000	189,878	(1,575)

India
Petronet LNG Ltd.	Goldman Sachs	3,464	20,730	383
Videocon D2H Ltd. - ADR	Goldman Sachs	26,544	258,273	(2,654)
		30,008	279,003	(2,271)

Indonesia
Bank Rakyat Indonesia Persero Tbk PT	Goldman Sachs	113,800	101,269	477

Japan
Suzuki Motor Co.	Goldman Sachs	1,300	51,625	(1,401)

Mexico
Gentera Sab de CV	Goldman Sachs	59,700	81,540	(2,590)
Grupo GicSA SA de CV	Goldman Sachs	608,500	311,811	24,066
		668,200	393,351	21,476

Philippines
Metro Pacific Investments Corp.	Goldman Sachs	657,000	88,872	(2)

Russia
Gazprom Neft PJSC	Goldman Sachs	26,420	106,269	(2,690)

Singapore
Yoma Strategic Holdings Ltd.	Goldman Sachs	171,600	70,684	556

South Africa
Adcock Ingram Holdings Ltd.	Goldman Sachs	42,030	175,992	12,303
Capevin Holdings Ltd.	Goldman Sachs	192,020	135,956	(731)
Petra Diamonds Ltd.	Goldman Sachs	156,184	289,450	(22,955)
Remgro Ltd.	Goldman Sachs	2,464	42,101	(220)
		392,698	643,499	(11,603)

South Korea
Advanced Process Systems Corp.	Goldman Sachs	3,176	79,947	(2,017)
Hana Financial Group, Inc.	Goldman Sachs	8,890	283,121	(4,910)
Hanwha Corp.	Goldman Sachs	5,040	157,431	6,689
Hanwha Corp.	Goldman Sachs	663	9,458	334
Hyundai Mobis Co., Ltd.	Goldman Sachs	1,355	307,390	(378)
Koh Young Technology, Inc.	Goldman Sachs	667	27,411	2,479

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2017	39

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2017 (unaudited)

BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND (continued)	Portfolio of Investments

Reference Company	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Unrealized Appreciation (Depreciation)
Long—(continued)
South Korea—(continued)
KT Corp.	Goldman Sachs	2,891	$76,305	$3,117
LG Chem Ltd.	Goldman Sachs	567	137,532	5,420
LG Uplus Corp.	Goldman Sachs	22,819	251,863	8,162
Nongshim Co., Ltd.	Goldman Sachs	947	278,705	(14,178)
Samsung Electronics Co., Ltd.	Goldman Sachs	252	428,099	2,007
Samsung SDI Co., Ltd.	Goldman Sachs	2,697	294,150	13,870
Tongyang Life Insurance Co., Ltd.	Goldman Sachs	18,620	171,400	6,714
		68,584	2,502,812	27,309

Taiwan
Pegatron Corp.	Goldman Sachs	123,000	320,673	3,204
Primax Electronics Ltd.	Goldman Sachs	165,000	247,496	5,110
Taiwan Semiconductor Manufacturing Co., Ltd.	Goldman Sachs	72,000	444,149	(3,038)
		360,000	1,012,318	5,276

Turkey
Migros Ticaret AS	Goldman Sachs	31,644	175,531	(4,593)

United Kingdom
BGEO Group PLC	Goldman Sachs	8,767	324,513	(17,612)
Cairn Energy PLC	Goldman Sachs	23,852	68,020	(1,871)
Georgia Healthcare Group PLC	Goldman Sachs	45,234	210,986	(5,612)
		77,853	603,519	(25,095)

United States
Ferro Corp.	Goldman Sachs	2,983	42,627	(865)
Samsonite International SA	Goldman Sachs	41,400	125,623	203
		44,383	168,250	(662)
Total Long				(65,200)

Short
Brazil
Eletropaulo Metropolitana	Goldman Sachs	(18,500)	$(74,105)	$(224)
Natura Cosmeticos SA	Goldman Sachs	(13,300)	(113,978)	4,616
		(31,800)	(188,083)	4,392

China
China Huishan Dairy Holdings Co., Ltd.	Goldman Sachs	(246,000)	(91,286)	1,285
China Life Insurance Co., Ltd., Class H	Goldman Sachs	(29,000)	(91,359)	2,977
China Pacific Insurance Group, Ltd., Class H	Goldman Sachs	(16,800)	(63,316)	1,795
China Shenhua Energy Co., Ltd., Class H	Goldman Sachs	(44,500)	(94,377)	1,241
China Shipping Container Lines Co., Ltd., Class H	Goldman Sachs	(331,000)	(75,061)	(2,479)
Country Garden Holdings Co., Ltd.	Goldman Sachs	(213,000)	(147,103)	(5,447)
Dongfang Electric Corp. Ltd. - Class H	Goldman Sachs	(139,200)	(137,207)	(8,334)
Huadian Power International Corp. Ltd., Class H	Goldman Sachs	(188,000)	(83,086)	520
Huaneng Power International Inc., Class H	Goldman Sachs	(132,000)	(90,992)	911
New China Life Insurance Co., Ltd., Class H	Goldman Sachs	(24,500)	(126,271)	5,666
Parkson Retail Group Ltd.	Goldman Sachs	(1,148,000)	(152,355)	(4,464)
Sany Heavy Equipment International Holdings Co., Ltd.	Goldman Sachs	(214,000)	(38,603)	612
Tian Ge Interactive Holdings Ltd.	Goldman Sachs	(143,000)	(80,334)	1,289
Tingyi Cayman Islands Holdings Corp.	Goldman Sachs	(110,000)	(124,725)	1,385
Yashili International Holdings Ltd.	Goldman Sachs	(275,000)	(56,339)	1,087
		(3,254,000)	(1,452,414)	(1,956)

The accompanying notes are an integral part of the financial statements.

40	Semi-Annual Report 2017

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2017 (unaudited)

BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND (continued)	Portfolio of Investments

Reference Company	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Unrealized Appreciation (Depreciation)
Short—(continued)
Hong Kong
Bank Of East Asia Ltd. (The)	Goldman Sachs	(24,787)	$(105,074)	$2,645
Capital Environment Holdings Ltd.	Goldman Sachs	(1,498,000)	(49,219)	2,141
Cathay Pacific Airways	Goldman Sachs	(98,000)	(142,939)	(949)
China Aircraft Leasing Group Holdings Ltd.	Morgan Stanley	(53,000)	(65,558)	(193)
China Resources Beer Holdings Co., Ltd.	Goldman Sachs	(66,000)	(151,711)	1,859
China Resources Power Holding Co., Ltd.	Goldman Sachs	(52,000)	(95,409)	1,278
China Taiping Insurance Holdings Co., Ltd.	Goldman Sachs	(28,200)	(69,182)	3,183
HK Electric Investments & HK Electric Investments Ltd.	Goldman Sachs	(72,500)	(62,775)	(572)
Hong Kong & China Gas Co., Ltd.	Goldman Sachs	(65,000)	(125,459)	481
Hong Kong Exchanges & Clearing Ltd.	Goldman Sachs	(1,330)	(34,102)	1,079
Hybrid Kinetic Group Ltd.	Goldman Sachs	(4,734,000)	(118,333)	(7,232)
Imperial Pacific International Holdings Ltd.	Goldman Sachs	(7,280,000)	(133,198)	(816)
KuangChi Science Ltd.	Goldman Sachs	(113,000)	(43,679)	(3,348)
Ping An Insurance Group Co. - Class H	Goldman Sachs	(10,000)	(54,438)	1,155
Prada S.P.A.	Goldman Sachs	(31,800)	(125,789)	4,559
Realord Group Holdings Ltd.	Goldman Sachs	(136,000)	(89,018)	(533)
Shangri-La Asia Ltd.	Goldman Sachs	(72,000)	(86,462)	(5,130)
Towngas China Co., Ltd.	Goldman Sachs	(128,000)	(71,083)	884
Towngas China Co., Ltd.	Macquarie	(109,411)	(60,759)	752
Universal Medical Financial & Technical Advisory Services Co., Ltd.	Goldman Sachs	(141,224)	(121,006)	(4,480)
Value Partners Group Ltd.	Goldman Sachs	(123,000)	(120,605)	(3,750)
Vision Fame International Holdings Ltd.	Macquarie	(138,000)	(28,805)	3,555
		(14,975,252)	(1,954,603)	(3,432)

Indonesia
Astra International Tbk PT	Macquarie	(99,000)	(58,671)	(2,027)
Holcim Indonesia Tbk PT	Goldman Sachs	(106,600)	(7,015)	(253)
Unilever Indonesia TBK PT	Macquarie	(46,600)	(148,974)	1,602
		(252,200)	(214,660)	(678)

Malaysia
Digi.com. Bhd	Morgan Stanley	(127,600)	(145,706)	863
Maxis Bhd	Morgan Stanley	(104,400)	(151,067)	1,645
		(232,000)	(296,773)	2,508

Mexico
Telesites SAB CV	Goldman Sachs	(126,800)	(73,709)	1,131

Poland
PGE Polska Grupa Energetyczna SA	Goldman Sachs	(16,429)	(47,427)	(516)

Singapore
SembCorp. Marine Ltd.	Morgan Stanley	(115,600)	(124,130)	(20,833)

South Korea
CJ CGV Co., Ltd.	Morgan Stanley	(2,119)	(144,952)	4,708
Hanjin Transportation Co., Ltd.	Goldman Sachs	(3,515)	(84,801)	307
Kakao Corp.	Goldman Sachs	(1,007)	(77,671)	1,668
Lotte Shopping Co., Ltd.	Goldman Sachs	(492)	(100,452)	(485)
Paradise Co. Ltd.	Morgan Stanley	(11,880)	(151,856)	(12,876)
Samsung Heavy Industries Co., Ltd.	Goldman Sachs	(16,004)	(147,319)	(10,860)
Seah Besteel Corp.	Goldman Sachs	(2,770)	(65,135)	169
		(37,787)	(772,186)	(17,369)

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2017	41

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2017 (unaudited)

BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND (continued)	Portfolio of Investments

Reference Company	Counterparty	Number of Contracts Long/(Short)	Notional Amount	Unrealized Appreciation (Depreciation)
Short—(continued)
Taiwan
Ruentex Industries Ltd.	Goldman Sachs	(62,000)	$(118,160)	$665

Thailand
Advanced Info. Service PCL	Macquarie	(22,900)	(109,793)	330
Airports of Thailand PCL	Morgan Stanley	(118,000)	(132,176)	1,233
Thai Airways International PCL - NVDR	Morgan Stanley	(158,100)	(94,299)	6,925
		(299,000)	(336,268)	8,488

Turkey
Anadolu Efes Biracilik VE	Morgan Stanley	(16,236)	(92,119)	3,870

United Kingdom
Antofagasta PLC	Goldman Sachs	(10,783)	(116,796)	7,848
Fresnillo PLC	Goldman Sachs	(2,917)	(55,005)	1,201
		(13,700)	(171,801)	9,049
Total Short				(14,681)
Net unrealized gain/(loss) on Contracts For Difference				$(79,881)

The accompanying notes are an integral part of the financial statements.

42	Semi-Annual Report 2017

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2017 (unaudited)

BOSTON PARTNERS EMERGING MARKETS LONG/SHORT FUND (concluded)	Portfolio of Investments

A summary of the inputs used to value the Fund's investments as of February 28, 2017 is as follows (see Notes to Portfolio of Investments):

	Total Value as of February 28, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Rights
India	$13,247	$—	$13,247	$—
Common Stock
Argentina	352,671	352,671	—	—
Austria	342,864	—	342,864	—
Brazil	1,752,089	116,761	1,635,328	—
China	908,977	908,977	—	—
Colombia	395,346	395,346	—	—
Hong Kong	377,875	—	377,875	—
Hungary	82,578	—	82,578	—
India	1,116,540	192,051	924,489	—
Indonesia	168,623	—	168,623	—
Israel	336,930	—	336,930	—
Luxembourg	186,966	186,966	—	—
Malaysia	251,702	—	251,702	—
Mexico	251,945	251,945	—	—
Russia	194,897	194,897	—	—
South Africa	1,074,233	577,245	496,988	—
South Korea	448,196	237,072	211,124	—
Sri Lanka	185,675	185,675	—	—
Sweden	74,905	—	74,905	—
Taiwan	66,892	66,892	—	—
Turkey	723,341	—	723,341	—
United Arab Emirates	93,911	—	93,911	—
United States	991,835	991,835	—	—
Exchange Traded Funds	99,903	—	99,903	—
Preferred Stock
Brazil	72,934	—	72,934	—
Russia	229,357	—	229,357	—
South Korea	802,096	—	802,096	—
Short-Term Investments	8,277,349	8,277,349	—	—
Contracts For Difference
Equity Contracts	(65,200)	(7,914)	(57,286)	—
Total Assets	$19,808,677	$12,927,768	$6,880,909	$—

	Total Value as of February 28, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Securities Sold Short
Canada	$(40,222)	$(40,222)	$—	$—
Hong Kong	(82,873)	(82,873)	—	—
India	(43,814)	(43,814)	—	—
Mexico	(83,749)	(83,749)	—	—
Taiwan	(56,914)	(56,914)	—	—
United States	(187,716)	(187,716)	—	—
Contracts For Difference
Equity Contracts	(14,681)	5,092	(19,773)	—
Total Liabilities	$(509,969)	$(490,196)	$(19,773)	$—

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2017	43

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2017 (unaudited)

STATEMENTS OF ASSETS AND LIABILITIES

	Boston Partners Small Cap Value Fund II	Boston Partners Long/Short Equity Fund	Boston Partners Long/Short Research Fund	Boston Partners All-Cap Value Fund
ASSETS
Investments in securities, at value † ^	$607,443,449	$1,201,152,188	$6,165,320,375	$1,805,797,427
Short-term investments, at value **	18,344,704	15,936,041	248,967,703	74,181,657
Cash	4,521	4,329,752	23,135,545	42,899
Foreign currency, at value #	—	3,302,239	630,954,456	—
Receivables
Investments sold	1,693,406	20,057,829	120,239,394	6,236,720
Deposits with brokers for securities sold short	—	231,051,398	2,344,169,111	—
Capital shares sold	2,826,095	5,242,298	13,359,512	3,621,303
Dividends and interest	264,636	1,079,743	8,450,040	2,034,033
Unrealized appreciation on contracts for difference ◊	—	—	464,686	—
Prepaid expenses and other assets	34,207	61,038	271,303	60,117
Total assets	630,611,018	1,482,212,526	9,555,332,125	1,891,974,156
LIABILITIES
Securities sold short, at value ‡	$—	$234,345,643	$2,934,743,731	$—
Options written, at value + ◊	—	1,592,354	2,964,282	—
Foreign cash overdraft #	—	—	—	169
Payables
Securities lending collateral	148,114,869	223,784,970	—	321,079,118
Investments purchased	—	18,361,116	94,538,403	1,532,427
Capital shares redeemed	660,883	137,903	14,506,035	1,152,024
Due to prime broker	—	237,755	—	—
Investment advisory fees	345,490	1,717,837	6,264,329	792,433
Custodian fees	5,040	24,115	196,321	5,074
Distribution and service fees	86,491	47,112	52,154	150,521
Dividends on securities sold-short	—	62,737	2,556,635	—
Administration and accounting fees	28,537	50,142	547,753	91,740
Transfer agent fees	15,935	67,237	606,659	85,989
Unrealized depreciation on contracts for difference ◊	—	—	1,435,720	—
Other accrued expenses and liabilities	29,374	42,847	478,818	50,249
Total liabilities	149,286,619	480,471,768	3,058,890,840	324,939,744
Net Assets	$481,324,399	$1,001,740,758	$6,496,441,285	$1,567,034,412
NET ASSETS CONSIST OF:
Par value	$19,234	$45,558	$408,065	$63,603
Paid-in capital	358,013,751	816,962,876	5,688,681,443	1,181,300,247
Undistributed net investment income/(accumulated net investment loss)	(43,153)	(12,658,518)	(33,761,687)	979,566
Accumulated net realized gain/(loss) from investments, securities sold short, options written, contracts for difference and foreign currency	5,626,927	5,766,268	(138,427,078)	23,992,678
Net unrealized appreciation/(depreciation) on investments, securities sold short, options written, contracts for difference and foreign currency translation	117,707,640	191,624,574	979,540,542	360,698,318
Net Assets	$481,324,399	$1,001,740,758	$6,496,441,285	$1,567,034,412
INSTITUTIONAL CLASS
Net assets	$348,613,021	$889,492,624	$6,264,830,084	$1,173,597,692
Shares outstanding	13,769,378	40,088,073	393,287,554	47,581,576
Net asset value, offering and redemption price per share	$25.32	$22.19	$15.93	$24.66
INVESTOR CLASS
Net assets	$132,711,378	$112,248,134	$231,611,201	$393,434,720
Shares outstanding	5,464,394	5,470,335	14,777,746	16,021,920
Net asset value, offering and redemption price per share	$24.29	$20.52	$15.67	$24.56
† Investment in securities, at cost	$489,735,809	$1,003,578,825	$4,871,892,454	$1,445,099,113
^ Includes market value of securities on loan	$142,142,440	$216,150,902	$—	$310,812,278
**Short-term investments, at cost	$18,344,704	$15,936,041	$248,967,703	$74,181,657
#Foreign currency, at cost	$—	$3,453,646	$645,065,414	$(173)
‡Proceeds received, securities sold short	$—	$227,551,701	$2,636,354,065	$—
+Premiums received, options written	$—	$2,588,914	$2,548,561	$—
◊Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the financial statements.

44	Semi-Annual Report 2017

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2017 (unaudited)

STATEMENTS OF ASSETS AND LIABILITIES (concluded)

	WPG Partners Small/Micro Cap Value Fund	Boston Partners Global Equity Fund	Boston Partners Global Long/Short Fund	Boston Partners Emerging Markets Long/Short Fund
ASSETS
Investments in securities, at value † ^	$45,118,719	$471,953,340	$812,886,137	$11,596,528
Short-term investments, at value **	1,199,747	12,299,453	53,868,528	8,277,349
Cash	8,812	33,701	—	11,107
Foreign currency, at value #	—	196,717	374,870	—
Receivables
Investments sold	362,343	5,727,018	21,038,765	181,090
Deposits with brokers for securities sold short	—	—	388,155,872	2,381,689
Capital shares sold	200	171,165	1,769,101	—
Dividends and interest	28,237	736,668	1,273,778	17,011
Unrealized appreciation on contracts for difference ◊	—	—	33,460	181,364
Prepaid expenses and other assets	3,492	34,138	74,803	62,745
Total assets	46,721,550	491,152,200	1,279,475,314	22,708,883
LIABILITIES
Securities sold short, at value ‡	$—	$—	$384,152,106	$495,288
Options written, at value + ◊	—	235,000	2,256,988	—
Foreign cash overdraft #	—	—	—	111,317
Due to custodian	—	—	5,912,603	—
Payables
Securities lending collateral	10,600,787	34,363,856	—	—
Investments purchased	276,174	550,570	10,300,468	282,731
Capital shares redeemed	—	10,000	1,246,948	50,020
Due to prime broker	—	—	—	—
Investment advisory fees	20,537	276,636	1,009,948	13,524
Custodian fees	7,168	18,043	27,304	13,545
Distribution and service fees	—	—	9,375	—
Dividends on securities sold-short	—	—	385,700	—
Administration and accounting fees	13,752	41,665	40,270	10,901
Transfer agent fees	10,918	14,903	175,563	215
Unrealized depreciation on contracts for difference ◊	—	—	68,957	261,245
Other accrued expenses and liabilities	15,121	32,968	58,418	18,661
Total liabilities	10,944,457	35,543,641	405,644,648	1,257,447
Net Assets	$35,777,093	$455,608,559	$873,830,666	$21,451,436
NET ASSETS CONSIST OF:
Par value	$2,103	$27,818	$77,972	$2,041
Paid-in capital	31,372,930	412,398,643	818,006,141	20,692,215
Undistributed net investment income/(accumulated net investment loss)	69,621	11,314	(7,916,255)	(295,405)
Accumulated net realized gain/(loss) from investments, securities sold short, options written, contracts for difference and foreign currency	(662,078)	(17,691,639)	(19,668,985)	325,238
Net unrealized appreciation/(depreciation) on investments, securities sold short, options written, contracts for difference and foreign currency translation	4,994,517	60,862,423	83,331,793	727,347
Net Assets	$35,777,093	$455,608,559	$873,830,666	$21,451,436
INSTITUTIONAL CLASS
Net assets	$35,777,093	$455,608,559	$841,359,174	$21,449,435
Shares outstanding	2,102,888	27,818,017	75,057,553	2,041,077
Net asset value, offering and redemption price per share	$17.01	$16.38	$11.21	$10.51
INVESTOR CLASS
Net assets	$—	$—	$32,471,492	$—
Shares outstanding	—	—	2,914,184	—
Net asset value, offering and redemption price per share	$—	$—	$11.14	$—
† Investment in securities, at cost	$40,124,202	$411,054,900	$705,803,096	$10,755,306
^ Includes market value of securities on loan	$10,103,389	$33,372,359	$—	$—
**Short-term investments, at cost	$1,199,747	$12,299,453	$53,868,528	$8,277,349
# Foreign currency, at cost	$—	$197,494	$371,958	$(110,847)
‡ Proceeds received, securities sold short	$—	$—	$360,918,790	$461,764
+ Premiums received, options written	$—	$199,760	$1,771,641	$—
◊ Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2017	45

BOSTON PARTNERS INVESTMENT FUNDS	For the Six Months Ended February 28, 2017 (unaudited)

STATEMENTS OF OPERATIONS

	Boston Partners Small Cap Value Fund II	Boston Partners Long/Short Equity Fund	Boston Partners Long/Short Research Fund	Boston Partners All-Cap Value Fund
Investment Income
Dividends †	$4,037,709	$6,585,042	$43,176,187	$10,711,682
Interest	22,509	22,942	514,804	60,137
Income from securities loaned (Note 6)	74,675	227,872	—	104,226
Total investment income	4,134,893	6,835,856	43,690,991	10,876,045

Expenses
Advisory fees (Note 2)	2,206,559	10,159,671	40,431,457	5,617,168
Distribution fees (Investor Class) (Note 2)	160,478	129,364	301,836	444,608
Transfer agent fees (Note 2)	133,589	199,298	1,758,946	343,452
Administration and accounting fees (Note 2)	118,376	220,594	1,330,249	315,787
Audit fees	25,372	22,623	33,157	22,354
Custodian fees (Note 2)	24,236	60,402	479,957	37,113
Printing and shareholder reporting fees	22,783	23,867	247,114	52,689
Legal fees	20,819	44,347	397,065	70,792
Directors and officers fees	11,706	27,668	198,736	44,886
Other expenses	70,226	72,356	600,084	118,880
Dividend expense on securities sold-short	—	719,512	21,242,715	—
Prime broker interest expense	—	999,373	5,709,980	—
Total expenses before waivers and reimbursements	2,794,144	12,679,075	72,731,296	7,067,729
Less: waivers and reimbursements	(206,164)	—	—	(1,001,638)
Net expenses after waivers and reimbursements	2,587,980	12,679,075	72,731,296	6,066,091
Net investment income/(loss)	1,546,913	(5,843,219)	(29,040,305)	4,809,954

Net realized gain/(loss) from:
Investment securities	17,379,241	10,368,351	54,702,194	44,421,695
Foreign currency transactions	—	(43,219)	(15,270,809)	(333)
Forward contracts	—	(2,328)	16,736	(811)
Net change in unrealized appreciation/(depreciation) on:
Investment securities	34,058,923	75,562,527	358,624,407	98,378,049
Investments sold short	—	14,765,060	(72,464,969)	—
Foreign currency translation	—	(198,207)	(4,750,756)	(195)
Options written **	—	(4,547,937)	(1,330,603)	(141,370)
Contracts for difference **	—	—	1,265,670	—
Net realized and unrealized gain/(loss)	51,438,164	95,904,247	320,791,870	142,657,035
Net increase/(decrease) in net assets resulting from operations	$52,985,077	$90,061,028	$291,751,565	$147,466,989
† Net of foreign withholding taxes of	$—	$(68,601)	$(572,019)	$(25,510)

**	Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the financial statements.

46	Semi-Annual Report 2017

BOSTON PARTNERS INVESTMENT FUNDS	For the Six Months Ended February 28, 2017 (unaudited)

STATEMENTS OF OPERATIONS (concluded)

	WPG Partners Small/Micro Cap Value Fund	Boston Partners Global Equity Fund	Boston Partners Global Long/Short Fund	Boston Partners Emerging Markets Long/Short Fund
Investment Income
Dividends †	$246,883	$2,971,079	$5,859,861	$40,012
Interest	1,830	12,412	204,488	13,608
Income from securities loaned (Note 6)	11,710	13,384	—	—
Total investment income	260,423	2,996,875	6,064,349	53,620

Expenses
Advisory fees (Note 2)	138,765	1,913,355	6,614,269	118,373
Distribution fees (Investor Class) (Note 2)	—	—	39,007	—
Transfer agent fees (Note 2)	22,939	62,476	383,940	7,169
Administration and accounting fees (Note 2)	31,880	134,445	198,438	40,199
Audit fees	13,660	25,764	20,760	32,850
Custodian fees (Note 2)	18,845	68,781	106,116	33,459
Printing and shareholder reporting fees	872	7,409	71,045	—
Legal fees	1,576	20,316	38,112	24,667
Directors and officers fees	3,594	14,057	27,176	631
Other expenses	16,396	41,625	84,043	12,778
Dividend expense on securities sold-short	—	—	2,802,981	22,964
Prime broker interest expense	—	165	708,452	104,522
Total expenses before waivers and reimbursements	248,527	2,288,393	11,094,339	397,612
Less: waivers and reimbursements	(57,724)	(268,575)	—	(135,758)
Net expenses after waivers and reimbursements	190,803	2,019,818	11,094,339	261,854
Net investment income/(loss)	69,620	977,057	(5,029,990)	(208,234)

Net realized gain/(loss) from:
Investment securities	2,101,280	11,997,209	21,057,827	181,154
Foreign currency transactions	—	(90,608)	(546,354)	154,602
Forward contracts	—	(10,136)	88,226	(7,270)
Net change in unrealized appreciation/(depreciation) on:
Investment securities	1,240,509	16,830,090	20,207,522	616,798
Investments sold short	—	—	(9,241,041)	(37,717)
Foreign currency translation	—	5,118	20,723	(360)
Options written **	—	(35,240)	(313,258)	—
Contracts for difference **	—	—	(283,525)	(69,220)
Net realized and unrealized gain/(loss)	3,341,789	28,696,433	30,990,120	837,987
Net increase/(decrease) in net assets resulting from operations	$3,411,409	$29,673,490	$25,960,130	$629,753
† Net of foreign withholding taxes of	$(332)	$(127,075)	$(253,243)	$(4,711)

**	Primary risk exposure is equity contracts.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2017	47

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2017

STATEMENTS OF CHANGES IN NET ASSETS

	Boston Partners Small Cap Value Fund II		Boston Partners Long/Short Equity Fund
	For the Six Months Ended February 28, 2017 (unaudited)	For the Year Ended August 31, 2016	For the Six Months Ended February 28, 2017 (unaudited)	For the Year Ended August 31, 2016
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$1,546,913	$2,646,599	$(5,843,219)	$(12,449,089)
Net realized gain/(loss) from investments, securities sold short, options written, contracts for difference and foreign currency	17,379,241	363,833	10,322,804	13,853,222
Net change in unrealized appreciation/(depreciation) on investments, securities sold short, options written, contracts for difference and foreign currency translation	34,058,923	37,842,330	85,581,443	91,936,209
Net increase/(decrease) in net assets resulting from operations	52,985,077	40,852,762	90,061,028	93,340,342

Dividends and distributions to shareholders from:
Net investment income
Institutional Class	(2,781,091)	(1,116,668)	—	—
Investor Class	(870,239)	(433,454)	—	—
Net realized capital gains
Institutional Class	(4,527,423)	(8,598,571)	—	(40,334,881)
Investor Class	(1,908,313)	(5,838,075)	—	(8,084,170)
Net decrease in net assets from dividends and distributions to shareholders	(10,087,066)	(15,986,768)	—	(48,419,051)

Capital transactions:
Institutional Class
Proceeds from shares sold	13,180,728	122,658,508	18,180,091	396,153,274
Reinvestment of distributions	2,742,456	9,508,519	—	32,015,441
Shares redeemed	(22,004,443)	(53,096,633)	(13,490,049)	(230,424,800)
Redemption fees (Note 8)	—	1,095	63	14,072
Investor Class
Proceeds from shares sold	71,553,823	20,909,233	140,531,169	26,849,657
Reinvestment of distributions	7,224,434	6,206,809	—	8,022,262
Shares redeemed	(39,781,387)	(35,074,206)	(62,853,027)	(36,539,874)
Redemption fees (Note 8)	—	733	476	89,037
Net increase/(decrease) in net assets from capital transactions	32,915,611	71,114,058	82,368,723	196,179,069
Total increase/(decrease) in net assets	75,813,622	95,980,052	172,429,751	241,100,360

Net assets
Beginning of period	405,510,777	309,530,725	829,311,007	588,210,647
End of period	$481,324,399	$405,510,777	$1,001,740,758	$829,311,007
Undistributed net investment income/(accumulated net investment loss), end of period	$(43,153)	$2,061,264	$(12,658,518)	$(6,815,299)

Share transactions:
Institutional Class
Shares sold	2,974,589	5,941,592	6,586,539	20,854,632
Shares reinvested	286,570	471,419	—	1,811,853
Shares redeemed	(1,624,183)	(2,505,732)	(2,936,949)	(12,161,562)
Net increase/(decrease)	1,636,976	3,907,279	3,649,590	10,504,923
Investor Class
Shares sold	558,600	1,051,411	919,206	1,502,343
Shares reinvested	113,325	320,269	—	489,461
Shares redeemed	(939,679)	(1,793,646)	(687,386)	(2,063,761)
Net increase/(decrease)	(267,754)	(421,966)	231,820	(71,957)

The accompanying notes are an integral part of the financial statements.

48	Semi-Annual Report 2017

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2017

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	Boston Partners Long/Short Research Fund		Boston Partners All-Cap Value Fund
	For the Six Months Ended February 28, 2017 (unaudited)	For the Year Ended August 31, 2016	For the Six Months Ended February 28, 2017 (unaudited)	For the Year Ended August 31, 2016
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$(29,040,305)	$(26,872,478)	$4,809,954	$16,407,400
Net realized gain/(loss) from investments, securities sold short, options written, contracts for difference and foreign currency	39,448,121	(36,274,871)	44,420,551	20,910,870
Net change in unrealized appreciation/(depreciation) on investments, securities sold short, options written, contracts for difference and foreign currency translation	281,343,749	330,278,081	98,236,484	115,694,094
Net increase/(decrease) in net assets resulting from operations	291,751,565	267,130,732	147,466,989	153,012,364

Dividends and distributions to shareholders from:
Net investment income
Institutional Class	—	—	(11,995,129)	(11,368,127)
Investor Class	—	—	(3,222,915)	(3,192,996)
Net realized capital gains
Institutional Class	—	(263,345,574)	(28,594,882)	(42,112,813)
Investor Class	—	(10,452,896)	(9,675,303)	(14,100,673)
Net decrease in net assets from dividends and distributions to shareholders	—	(273,798,470)	(53,488,229)	(70,774,609)

Capital transactions:
Institutional Class
Proceeds from shares sold	27,556,574	2,258,387,380	58,496,322	383,465,494
Reinvestment of distributions	—	117,737,179	12,755,592	43,589,093
Shares redeemed	(65,728,590)	(2,705,697,972)	(49,779,613)	(265,789,456)*
Redemption fees (Note 8)	—	88,819	—	—
Investor Class
Proceeds from shares sold	643,992,378	100,743,220	155,336,256	153,370,249
Reinvestment of distributions	—	10,435,203	33,690,794	17,088,905
Shares redeemed	(1,063,934,070)	(151,706,463)	(101,503,881)	(91,643,291)*
Redemption fees (Note 8)	21	3,563	—	—
Net increase/(decrease) in net assets from capital transactions	(458,113,687)	(370,009,071)	108,995,470	240,080,994
Total increase/(decrease) in net assets	(166,362,122)	(376,676,809)	202,974,230	322,318,749

Net assets
Beginning of period	6,662,803,407	7,039,480,216	1,364,060,182	1,041,741,433
End of period	$6,496,441,285	$6,662,803,407	$1,567,034,412	$1,364,060,182
Undistributed net investment income/(accumulated net investment loss), end of period	$(33,761,687)	$(4,721,382)	$979,566	$11,387,656

Share transactions:
Institutional Class
Shares sold	41,696,979	151,328,046	6,515,879	18,371,326
Shares reinvested	—	7,933,759	1,413,797	2,057,060
Shares redeemed	(68,954,373)	(182,204,639)	(4,301,236)	(12,387,300)
Net increase/(decrease)	(27,257,394)	(22,942,834)	3,628,440	8,041,086
Investor Class
Shares sold	1,812,509	6,891,009	2,458,382	7,317,169
Shares reinvested	—	712,301	537,530	809,134
Shares redeemed	(4,329,797)	(10,330,631)	(2,105,481)	(4,307,451)
Net increase/(decrease)	(2,517,288)	(2,727,321)	890,431	3,818,852

*
During the year ended August 31, 2016, the Boston Partners All-Cap Value Fund transferred securities in the amounts of $41,891,676 and $4,224,410 for Institutional Class and Investor Class, respectively, to satisfy a redemption-in-kind.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2017	49

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2017

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	WPG Partners Small/Micro Cap Value Fund		Boston Partners Global Equity Fund
	For the Six Months Ended February 28, 2017 (unaudited)	For the Year Ended August 31, 2016	For the Six Months Ended February 28, 2017 (unaudited)	For the Year Ended August 31, 2016
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$69,620	$157,961	$977,057	$8,005,083
Net realized gain/(loss) from investments, securities sold short, options written, contracts for difference and foreign currency	2,101,280	(1,193,299)	11,896,465	(29,312,122)
Net change in unrealized appreciation/(depreciation) on investments, securities sold short, options written, contracts for difference and foreign currency translation	1,240,509	2,170,030	16,799,968	50,700,779
Net increase/(decrease) in net assets resulting from operations	3,411,409	1,134,692	29,673,490	29,393,740

Dividends and distributions to shareholders from:
Net investment income
Institutional Class	(151,830)	(234,656)	(8,112,334)	(1,050,244)
Investor Class	—	—	—	—
Net realized capital gains
Institutional Class	—	(748,356)	—	(348,191)
Investor Class	—	—	—	—
Net decrease in net assets from dividends and distributions to shareholders	(151,830)	(983,012)	(8,112,334)	(1,398,435)

Capital transactions:
Institutional Class
Proceeds from shares sold	220,857	960,358	15,148,103	131,580,841
Reinvestment of distributions	140,330	905,357	8,098,384	1,320,142
Shares redeemed	(1,772,817)	(4,549,637)	(5,198,183)	(24,874,952)
Redemption fees (Note 8)	—	—	—	—
Investor Class
Proceeds from shares sold	—	—	—	—
Reinvestment of distributions	—	—	—	—
Shares redeemed	—	—	—	—
Redemption fees (Note 8)	—	—	—	—
Net increase/(decrease) in net assets from capital transactions	(1,411,630)	(2,683,922)	18,048,304	108,026,031
Total increase/(decrease) in net assets	1,847,949	(2,532,242)	39,609,460	136,021,336

Net assets
Beginning of period	33,929,144	36,461,386	415,999,099	279,977,763
End of period	$35,777,093	$33,929,144	$455,608,559	$415,999,099
Undistributed net investment income/(accumulated net investment loss), end of period	$69,621	$151,831	$11,314	$7,146,591

Share transactions:
Institutional Class
Shares sold	13,294	70,285	968,927	9,199,103
Shares reinvested	8,279	64,484	514,837	90,607
Shares redeemed	(107,768)	(313,794)	(329,534)	(1,729,297)
Net increase/(decrease)	(86,195)	(179,025)	1,154,230	7,560,413
Investor Class
Shares sold	—	—	—	—
Shares reinvested	—	—	—	—
Shares redeemed	—	—	—	—
Net increase/(decrease)	—	—	—	—

The accompanying notes are an integral part of the financial statements.

50	Semi-Annual Report 2017

BOSTON PARTNERS INVESTMENT FUNDS	February 28, 2017

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

	Boston Partners Global Long/Short Fund		Boston Partners Emerging Markets Long/Short Fund
	For the Six Months Ended February 28, 2017 (unaudited)	For the Year Ended August 31, 2016	For the Six Months Ended February 28, 2017 (unaudited)	For the Period Ended August 31, 2016*
Increase/(decrease) in net assets from operations:
Net investment income/(loss)	$(5,029,990)	$3,182,015	$(208,234)	$(69,473)
Net realized gain/(loss) from investments, securities sold short, options written, contracts for difference and foreign currency	20,599,699	(32,947,601)	328,486	860,959
Net change in unrealized appreciation/(depreciation) on investments, securities sold short, options written, contracts for difference and foreign currency translation	10,390,421	59,001,137	509,501	217,846
Net increase/(decrease) in net assets resulting from operations	25,960,130	29,235,551	629,753	1,009,332

Dividends and distributions to shareholders from:
Net investment income
Institutional Class	(1,846,463)	(2,255,193)	(801,763)	—
Investor Class	(41,737)	(171,124)	—	—
Net realized capital gains
Institutional Class	—	—	(96,418)	—
Investor Class	—	—	—	—
Net decrease in net assets from dividends and distributions to shareholders	(1,888,200)	(2,426,317)	(898,181)	—

Capital transactions:
Institutional Class
Proceeds from shares sold	175,081,131	660,943,714	10,535,768	9,928,977	**
Reinvestment of distributions	1,628,987	1,983,822	898,182	—
Shares redeemed	(212,185,764)	(152,586,129)	(652,395)	—
Redemption fees (Note 8)	—	8,353	—	—
Investor Class
Proceeds from shares sold	6,320,096	23,628,972	—	—
Reinvestment of distributions	41,560	170,989	—	—
Shares redeemed	(6,043,597)	(53,562,839)	—	—
Redemption fees (Note 8)	—	884	—	—
Net increase/(decrease) in net assets from capital transactions	(35,157,587)	480,587,766	10,781,555	9,928,977
Total increase/(decrease) in net assets	(11,085,657)	507,397,000	10,513,127	10,938,309

Net assets
Beginning of period	884,916,323	377,519,323	10,938,309	—
End of period	$873,830,666	$884,916,323	$21,451,436	$10,938,309
Undistributed net investment income/(accumulated net investment loss), end of period	$(7,916,255)	$(998,065)	$(295,405)	$714,592

Share transactions:
Institutional Class
Shares sold	15,943,466	62,263,169	1,030,379	980,942
Shares reinvested	147,420	185,751	90,179	—
Shares redeemed	(19,312,295)	(14,282,287)	(60,423)	—
Net increase/(decrease)	(3,221,409)	48,166,633	1,060,135	980,942
Investor Class
Shares sold	578,107	2,230,440	—	—
Shares reinvested	3,782	16,070	—	—
Shares redeemed	(553,351)	(5,059,486)	—	—
Net increase/(decrease)	28,538	(2,812,976)	—	—

*	The Fund commenced operations on December 15, 2015.
**	During the period ended August 31, 2016, the Boston Partners Emerging Markets Long/Short Fund received securities in the amount of $897,632 for Institutional Class to satisfy a subscription-in-kind.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2017	51

BOSTON PARTNERS INVESTMENT FUNDS

FINANCIAL HIGHLIGHTS	Per Share Operating Performance

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)*	Net Realized and Unrealized Gain/(Loss) on Investments	Net Increase/ (Decrease) in Net Assets Resulting from Operations	Dividends to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gains	Total Dividend and Distributions to Shareholders	Redemption Fees*
Boston Partners Small Cap Value Fund II
Institutional Class
9/1/16 through 2/28/17†	$23.00	$0.09	$2.78	$2.87	$(0.21)	$(0.34)	$(0.55)	$—
8/31/16	21.89	0.18	2.00	2.18	(0.12)	(0.95)	(1.07)	—	[3]
8/31/15	22.65	0.21	(0.54)	(0.33)	(0.15)	(0.28)	(0.43)	—
8/31/14	19.06	0.15	3.53	3.68	(0.09)	—	(0.09)	—	[3]
8/31/13	15.31	0.09	3.75	3.84	(0.09)	—	(0.09)	—
8/31/12	12.92	0.05	2.39	2.44	(0.05)	—	(0.05)	—	[3]
Investor Class
9/1/16 through 2/28/17†	$22.06	$0.06	$2.67	$2.73	$(0.16)	$(0.34)	$(0.50)	$—
8/31/16	21.04	0.12	1.92	2.04	(0.07)	(0.95)	(1.02)	—	[3]
8/31/15	21.79	0.14	(0.51)	(0.37)	(0.10)	(0.28)	(0.38)	—
8/31/14	18.35	0.09	3.40	3.49	(0.05)	—	(0.05)	—	[3]
8/31/13	14.74	0.05	3.61	3.66	(0.05)	—	(0.05)	—
8/31/12	12.44	0.02	2.30	2.32	(0.02)	—	(0.02)	—	[3]
Boston Partners Long/Short Equity Fund
Institutional Class
9/1/16 through 2/28/17†	$20.09	$(0.13)	$2.23	$2.10	$—	$—	$—	$—
8/31/16	19.04	(0.35)	3.04	2.69	—	(1.64)	(1.64)	—	[3]
8/31/15	22.65	(0.84)	(1.01)	(1.85)	—	(1.77)	(1.77)	0.01
8/31/14	20.94	(0.63)	3.57	2.94	—	(1.24)	(1.24)	0.01
8/31/13	20.47	(0.54)	2.24	1.70	—	(1.24)	(1.24)	0.01
8/31/12	19.88	(0.54)	3.15	2.61	—	(2.03)	(2.03)	0.01
Investor Class
9/1/16 through 2/28/17†	$18.60	$(0.15)	$2.07	$1.92	$—	$—	$—	$—
8/31/16	17.79	(0.37)	2.82	2.45	—	(1.64)	(1.64)	—	[3]
8/31/15	21.33	(0.84)	(0.94)	(1.78)	—	(1.77)	(1.77)	0.01
8/31/14	19.84	(0.65)	3.37	2.72	—	(1.24)	(1.24)	0.01
8/31/13	19.51	(0.57)	2.13	1.56	—	(1.24)	(1.24)	0.01
8/31/12	19.08	(0.56)	3.01	2.45	—	(2.03)	(2.03)	0.01
Boston Partners Long/Short Research Fund
Institutional Class
9/1/16 through 2/28/17†	$15.23	$(0.06)	$0.76	$0.70	$—	$—	$—	$—	[3]
8/31/16	15.20	(0.06)[6]	0.67	0.61	—	(0.58)	(0.58)	—	[3]
8/31/15	15.14	(0.14)	0.40	0.26	—	(0.20)	(0.20)	—	[3]
8/31/14	13.30	(0.12)	2.02	1.90	—	(0.06)	(0.06)	—	[3]
8/31/13	11.91	(0.14)	1.66	1.52	—	(0.13)	(0.13)	—	[3]
8/31/12	10.60	(0.13)	1.53	1.40	—	(0.09)	(0.09)	—	[3]
Investor Class
9/1/16 through 2/28/17†	$15.00	$(0.09)	$0.76	$0.67	$—	$—	$—	$—
8/31/16	15.01	(0.09)[6]	0.66	0.57	—	(0.58)	(0.58)	—	[3]
8/31/15	15.00	(0.18)	0.39	0.21	—	(0.20)	(0.20)	—	[3]
8/31/14	13.21	(0.15)	2.00	1.85	—	(0.06)	(0.06)	—	[3]
8/31/13	11.86	(0.18)	1.66	1.48	—	(0.13)	(0.13)	—	[3]
8/31/12	10.58	(0.15)	1.52	1.37	—	(0.09)	(0.09)	—	[3]

†	Unaudited.
*	Calculated based on average shares outstanding for the period.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]	Redemption fees, if any, are reflected in total return calculations.
[3]	Amount is less than $0.005 per share.
[4]	Annualized
[5]	Not Annualized

The accompanying notes are an integral part of the financial statements.

52	Semi-Annual Report 2017

BOSTON PARTNERS INVESTMENT FUNDS

FINANCIAL HIGHLIGHTS (continued)	Per Share Operating Performance

Net Asset Value, End of Period	Total Investment Return[1,2]	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupment if any	Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupments if any (Excluding Dividend and Interest Expense)	Ratio of Expenses to Average Net Assets Without Waivers, Reimbursements and Recoupments if any	Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements	Portfolio Turnover Rate

$25.32	12.52%	$348,613	1.10%[4]	N/A	1.19%[4]	0.76%[4]	15%[5]
23.00	10.67	279,049	1.10	N/A	1.22	0.86	29
21.89	(1.45)	180,057	1.10	N/A	1.23	0.91	14
22.65	19.33	102,112	1.21	N/A	1.23	0.68	16
19.06	25.19	76,442	1.29	N/A	1.29	0.53	19
15.31	18.98	53,604	1.30	N/A	1.36	0.37	32

$24.29	12.39%	$132,711	1.35%[4]	N/A	1.44%[4]	0.55%[4]	15%[5]
22.06	10.38	126,461	1.35	N/A	1.47	0.61	29
21.04	(1.68)	129,474	1.35	N/A	1.48	0.66	14
21.79	19.01	112,417	1.46	N/A	1.48	0.43	16
18.35	24.90	87,237	1.54	N/A	1.54	0.28	19
14.74	18.67	66,689	1.55	N/A	1.61	0.12	32

$22.19	10.45%	$889,493	2.78%[4]	2.40%[4]	2.78%[4]	(1.27)%[4]	30%[5]
20.09	15.36	731,894	3.57	2.46	3.57	(1.79)	72
19.04	(8.35)	493,751	5.64	2.47	5.64	(4.22)	75
22.65	14.72	676,756	4.33	2.42	4.33	(2.93)	65
20.94	8.61	620,804	4.30	2.43	4.30	(2.58)	67
20.47	14.16	505,108	4.29	2.48	4.29	(2.68)	71

$20.52	10.32%	$112,248	3.03%[4]	2.65%[4]	3.03%[4]	(1.52)%[4]	30%[5]
18.60	15.07	97,417	3.82	2.71	3.82	(2.04)	72
17.79	(8.55)	94,459	5.89	2.72	5.89	(4.47)	75
21.33	14.41	211,372	4.57	2.66	4.57	(3.18)	65
19.84	8.30	220,307	4.55	2.68	4.55	(2.83)	67
19.51	13.90	170,834	4.54	2.73	4.54	(2.93)	71

$15.93	4.60%	$6,264,830	2.24%[4]	1.41%[4]	2.24%[4]	(0.89)%[4]	30%[5]
15.23	4.10	6,403,404	2.51	1.41	2.51	(0.38)[6]	53
15.20	1.73	6,738,894	2.43	1.39	2.43	(0.92)	62
15.14	14.28	5,054,388	2.52	1.39	2.52	(0.81)	57
13.30	12.81	1,743,406	2.75	1.48	2.71	(1.09)	65
11.91	13.32	254,170	2.81	1.54	2.84	(1.12)	53 [6]

$15.67	4.47%	$231,611	2.49%[4]	1.66%[4]	2.49%[4]	(1.13)%[4]	30%[5]
15.00	3.88	259,400	2.76	1.66	2.76	(0.63)[6]	53
15.01	1.41	300,586	2.68	1.64	2.68	(1.17)	62
15.00	13.99	294,249	2.77	1.64	2.77	(1.06)	57
13.21	12.52	132,511	3.05	1.73	3.01	(1.39)	65
11.86	13.06	48,296	3.00	1.79	3.04	(1.31)	53 [7]

[6]
Includes a non-recurring dividend. Without this dividend, net investment loss per share would have been $(0.10) and $(0.13) for Institutional Class and Investor Class, respectively. The ratio of net investment loss would have been (0.66)% and (0.91)% for Institutional Class and Investor Class, respectively.

[7]	Portfolio turnover rate excludes securities received from processing a subscription-in-kind.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2017	53

BOSTON PARTNERS INVESTMENT FUNDS

FINANCIAL HIGHLIGHTS	Per Share Operating Performance

Contained below is per share operating performance data for each class of shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)*	Net Realized and Unrealized Gain/(Loss) on Investments	Net Increase/ (Decrease) in Net Assets Resulting from Operations	Dividends to Shareholders from Net Investment Income	Distributions to Shareholders from Net Realized Gains	Total Dividend and Distributions to Shareholders	Redemption Fees*
Boston Partners All-Cap Value Fund
Institutional Class
9/1/16 through 2/28/17†	$23.12	$0.09	$2.37	$2.46	$(0.27)	$(0.65)	$(0.92)	$—
8/31/16	22.08	0.30	2.15	2.45	(0.30)	(1.11)	(1.41)	—
8/31/15	23.00	0.30	(0.08)	0.22	(0.22)	(0.92)	(1.14)	—
8/31/14	19.19	0.22	4.39	4.61	(0.18)	(0.62)	(0.80)	—
8/31/13	15.57	0.24	3.75	3.99	(0.27)	(0.10)	(0.37)	—
8/31/12	14.34	0.20	2.04	2.24	(0.12)	(0.89)	(1.01)	—
Investor Class
9/1/16 through 2/28/17†	$23.00	$0.06	$2.37	$2.43	$(0.22)	$(0.65)	$(0.87)	$—
8/31/16	21.98	0.25	2.13	2.38	(0.25)	(1.11)	(1.36)	—
8/31/15	22.90	0.25	(0.08)	0.17	(0.17)	(0.92)	(1.09)	—
8/31/14	19.12	0.17	4.38	4.55	(0.15)	(0.62)	(0.77)	—
8/31/13	15.50	0.20	3.75	3.95	(0.23)	(0.10)	(0.33)	—
8/31/12	14.28	0.16	2.03	2.19	(0.08)	(0.89)	(0.97)	—
WPG Partners Small/Micro Cap Value Fund
Institutional Class
9/1/16 through 2/28/17†	$15.50	$0.03	$1.55	$1.58	$(0.07)	$—	$(0.07)	$—
8/31/16	15.40	0.07	0.46	0.53	(0.10)	(0.33)	(0.43)	—
8/31/15	20.42	0.13	(2.84)	(2.71)	(0.13)	(2.18)	(2.31)	—	[4]
8/31/14	19.06	0.07	3.16	3.23	(0.02)	(1.85)	(1.87)	—
8/31/13	14.32	0.07	4.74	4.81	(0.07)	—	(0.07)	—
8/31/12	12.31	(0.05)	2.06	2.01	—	—	—	—	[4]
Boston Partners Global Equity Fund
Institutional Class
9/1/16 through 2/28/17†	$15.60	$0.04	$1.04	$1.08	$(0.30)	$—	$(0.30)	$—
8/31/16	14.66	0.35 [7]	0.66	1.01	(0.05)	(0.02)	(0.07)	—
8/31/15	15.59	0.13	(0.40)	(0.27)	(0.14)	(0.52)	(0.66)	—
8/31/14	12.97	0.18	2.82	3.00	(0.02)	(0.36)	(0.38)	—
8/31/13	11.00	0.12	2.07	2.19	(0.13)	(0.09)	(0.22)	—
12/30/11** through 8/31/12	10.00	0.10	0.90	1.00	—	—	—	—
Boston Partners Global Long/Short Fund
Institutional Class
9/1/16 through 2/28/17†	$10.90	$(0.05)	$0.38	$0.33	$(0.02)	$—	$(0.02)	$—
8/31/16	10.55	0.05 [8]	0.34	0.39	—	(0.04)	(0.04)	—	[4]
8/31/15	10.30	(0.13)	0.38	0.25	—	—	—	—	[4]
12/31/13** through 8/31/14	10.00	(0.14)	0.44	0.30	—	—	—	—	[4]
Investor Class
9/1/16 through 2/28/17†	$10.85	$(0.07)	$0.37	$0.30	$(0.01)	$—	$(0.01)	$—
8/31/16	10.51	0.02 [8]	0.36	0.38	—	(0.04)	(0.04)	—	[4]
8/31/15	10.29	(0.16)	0.38	0.22	—	—	—	—	[4]
4/11/14** through 8/31/14	9.86	(0.09)	0.52	0.43	—	—	—	—	[4]
Boston Partners Emerging Markets Long/Short Fund
Institutional Class
9/1/16 through 2/28/17†	$11.15	$(0.15)	$0.43	$0.28	$(0.82)	$(0.10)	$(0.92)	$—
12/15/15** through 8/31/16	10.00	(0.09)	1.24	1.15	—	—	—	—

†	Unaudited.
*	Calculated based on average shares outstanding, unless otherwise noted.
**	Commencement of operations.
[1]	Total return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of the period and is not annualized if period is less than one year.
[2]	Redemption fees, if any, are reflected in total return calculations.
[3]	Portfolio turnover rate excludes securities delivered/received from processing redemptions/subscriptions in-kind.
[4]	Amount is less than $0.005.

The accompanying notes are an integral part of the financial statements.

54	Semi-Annual Report 2017

BOSTON PARTNERS INVESTMENT FUNDS

FINANCIAL HIGHLIGHTS (concluded)	Per Share Operating Performance

Net Asset Value, End of Period	Total Investment Return[1,2]	Net Assets, End of Period (000)	Ratio of Expenses to Average Net Assets With Waivers and Reimbursements and Recoupment, if any	Ratio of Expenses to Average Net Assets With Waivers, Reimbursements and Recoupments if any (Excluding Dividend and Interest Expense)		Ratio of Expenses to Average Net Assets Without Waivers and Reimbursements and Recoupments, if any	Ratio of Net Investment Income/(Loss) to Average Net Assets With Waivers and Reimbursements and Recoupment, if any	Portfolio Turnover Rate

$24.66	10.79%	$1,173,598	0.80%[5]	N/A		0.94%[5]	0.75%[5]	18%[6]
23.12	11.68	1,016,106	0.77	N/A		0.96	1.41	30 [3]
22.08	0.88	793,098	0.70	N/A		0.95	1.32	33
23.00	24.52	736,475	0.70	N/A		0.94	1.05	26
19.19	26.11	441,856	0.70	N/A		0.97	1.37	32
15.57	16.73	343,885	0.70	N/A		1.03	1.38	33

$24.56	10.68%	$393,435	1.05%[5]	N/A		1.19%[5]	0.50%[5]	18%[6]
23.00	11.39	347,954	1.02	N/A		1.21	1.16	30 [3]
21.98	0.66	248,643	0.95	N/A		1.20	1.07	33
22.90	24.29	217,590	0.95	N/A		1.20	0.80	26
19.12	25.93	77,936	0.95	N/A		1.22	1.12	32
15.50	16.44	25,189	0.95	N/A		1.28	1.13	33

$17.01	10.20%	$35,777	1.10%[5]	N/A		1.43%[5]	0.40%[5]	41%[6]
15.50	3.74	33,929	1.10	N/A		1.55	0.47	62
15.40	(14.01)	36,461	1.10	N/A		1.41	0.78	80
20.42	17.46	46,008	1.36	N/A		1.42	0.35	75
19.06	33.71	40,754	1.54	N/A		1.54	0.41	72
14.32	16.33	37,367	1.70	N/A		1.70	(0.34)	84

$16.38	6.99%	$455,609	0.95%[5]	N/A		1.08%[5]	0.46%[5]	43%[6]
15.60	6.90	415,999	0.95	N/A		1.10	2.38 [7]	80
14.66	(1.75)	279,978	0.95	N/A		1.24	0.86	98
15.59	23.39	60,087	0.96	N/A		1.39	1.20	136
12.97	20.14	11,496	1.30	N/A		3.05	1.00	102
11.00	10.00	11,234	1.30 [5]	N/A		3.56 [5]	1.39 [5]	83 [6]

$11.21	3.06%	$841,359	2.30%[5]	1.71%		2.30%[5]	(1.13)%[5]	52%[6]
10.90	3.74	853,621	2.99	1.74		2.99	0.47 [8]	137
10.55	2.43	317,600	3.09	1.96		3.05	(1.27)	132
10.30	3.00	37,403	3.88 [5]	2.00	[5]	4.89 [5]	(2.04)[5]	72 [6]

$11.14	2.90%	$32,471	2.55%[5]	1.96%		2.55%[5]	(1.38)%[5]	52%[6]
10.85	3.66	31,294	3.24	1.99		3.24	0.22 [8]	137
10.51	2.14	59,919	3.34	2.21		3.30	(1.52)	132
10.29	4.36	2,841	4.12 [5]	2.25	[5]	4.44 [5]	(2.28)[5]	72 [6]

$10.51	3.22%	$21,449	2.34%[5]	2.10%		4.47%[5]	(3.09)%[5]	82%[6]
11.15	11.50	10,938	3.87 [5]	2.10	[5]	7.82 [5]	(1.26)[5]	229 [3,6]

[5]	Annualized.
[6]	Not Annualized.
[7]	Includes a non-recurring dividend. Without this dividend, net investment income per share would have been $0.18. The ratio of net investment income would have been 1.25%.
[8]
Includes a non-recurring dividend. Without this dividend, net investment income (loss) per share would have been $(0.09) and $(0.12) for Institutional Class and Investor Class, respectively. The ratio of net investment income (loss) would have been (0.88)% and (1.13)% for Institutional Class and Investor Class, respectively.

The accompanying notes are an integral part of the financial statements.

Semi-Annual Report 2017	55

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (unaudited)

1.	Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series trust,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-six active investment portfolios, including Boston Partners Small Cap Value Fund II (“BP Small Cap Value Fund II”), Boston Partners Long/Short Equity Fund (“BP Long/Short Equity Fund”), Boston Partners Long/Short Research Fund (“BP Long/Short Research Fund”), Boston Partners All-Cap Value Fund (“BP All-Cap Value Fund”), Boston Partners Global Equity Fund (“BP Global Equity Fund”), Boston Partners Global Long/Short Fund (“BP Global Long/Short Fund”), Boston Partners Emerging Markets Long/Short Fund (“BP Emerging Markets Long/Short Fund”) (collectively the “BP Funds”), and WPG Partners Small/Micro Cap Value Fund (“WPG Small/Micro Cap Value Fund” and, collectively with the BP Funds, the “Funds”). As of February 28, 2017, the BP Funds (other than the BP Emerging Markets Long/Short Fund) each offer two classes of shares, Institutional Class and Investor Class. As of February 28, 2017, Investor Class shares of the BP Global Equity Fund have not been issued. The WPG Small/Micro Cap Value Fund and the BP Emerging Markets Long/Short Fund are single class funds, offering only the Institutional Class of shares.

RBB has authorized capital of one hundred billion shares of common stock of which 84.423 billion shares are currently classified into one hundred and seventy-one classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by a Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter (“OTC”) market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, provided such amount approximates fair value. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close. Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Funds may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Funds value their securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Funds may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

56	Semi-Annual Report 2017

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the inputs used to value each Fund’s investments as of February 28, 2017 is included in each Fund’s Portfolio of Investments.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

Foreign securities that utilize international fair pricing are categorized as Level 2 in the hierarchy. For the BP Emerging Markets Long/Short Fund, securities held as long positions with an end of period value of $877,032 transferred from Level 1 into Level 2. These transfers occurred as a result of these securities being valued utilizing the international fair value pricing at February 28, 2017.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds’ investment income, expenses (other than class specific distribution fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

Semi-Annual Report 2017	57

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date for all Funds. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund’s intention to qualify or continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Cash and Cash Equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investment securities in the Statements of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Statements of Operations.

Currency Risk — The Funds invest in securities of foreign issuers, including American Depositary Receipts. These markets are subject to special risks associated with foreign investments not typically associated with investing in U.S. markets. Because the foreign securities in which the Funds may invest generally trade in currencies other than the U.S. dollar, changes in currency exchange rates will affect the Funds’ NAV, the value of dividends and interest earned and gains and losses realized on the sale of securities. Because the NAV for the Funds are determined on the basis of U.S. dollars, the Funds may lose money by investing in a foreign security if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of the Funds’ holdings goes up. Generally, a strong U.S. dollar relative to these other currencies will adversely affect the value of the Funds’ holdings in foreign securities.

Emerging Markets Risk — The BP Emerging Markets Long/Short Fund invests in emerging market instruments which are subject to certain credit and market risks. The securities and currency markets of emerging market countries are generally smaller, less developed, less liquid and more volatile than the securities and currency markets of the United States and other developed markets. Disclosure and regulatory standards in many respects are less stringent than in other developed markets. There also may be a lower level of monitoring and regulation of securities markets in emerging market countries and the activities of investors in such markets and enforcement of existing regulations may be extremely limited. Political and economic structures in many of these countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristics of more developed countries.

Foreign Securities Market Risk — Securities of many non-U.S. companies may be less liquid and their prices more volatile than securities of comparable U.S. companies. Securities of companies traded in many countries outside the U.S., particularly emerging markets countries, may be subject to further risks due to the inexperience of local investment professionals and financial institutions, the possibility of permanent or temporary termination of trading and greater spreads between bid and asked prices of securities. In addition, non-U.S. stock exchanges and investment professionals are subject to less governmental regulation, and commissions may be higher than in the United States. Also, there may be delays in the settlement of non-U.S. stock exchange transactions.

Options Written — The Funds are subject to equity price risk in the normal course of pursuing their investment objectives and may enter into options written to hedge against changes in the value of equities. Such options may relate to particular securities or domestic stock indices, and may or may not be listed on a domestic securities exchange or issued by the Options Clearing Corporation. An option contract is a commitment that gives the purchaser of the contract the right, but not the obligation, to buy or sell an underlying asset at a specific price on or before a specified future date. On the other hand, the

58	Semi-Annual Report 2017

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

writer of an option contract is obligated, upon the exercise of the option, to buy or sell an underlying asset at a specific price on or before a specified future date. The maximum risk of loss associated with writing put options is limited to the exercised fair value of the option contract. The maximum risk of loss associated with writing call options is potentially unlimited. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may result in loss due to unanticipated developments in market conditions or other causes.

Written options are initially recorded as liabilities to the extent of premiums received and subsequently marked to market to reflect the current value of the option written. Gains or losses are realized when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option or the purchase cost for a written put option is adjusted by the amount of the premium received. Listed option contracts present minimal counterparty credit risk since they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange-traded options, guarantees the options against default. A Fund’s maximum risk of loss from counterparty credit risk related to OTC option contracts is limited to the premium paid. As of February 28, 2017, all of each Fund’s written options were exchange-traded options.

The BP Long/Short Equity Fund, the BP Long/Short Research Fund, the BP All-Cap Value Fund, the BP Global Equity Fund and the BP Global Long/Short Fund had transactions in options written during the six months ended February 28, 2017 as follows:

	BP Long/Short Equity Fund		BP Long/Short Research Fund		BP All-Cap Value Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding at August 31, 2016	13,973	$5,670,254	4,122	$1,595,012	1,017	$649,870
Options written	3,734	2,588,914	5,546	2,548,561	—	—
Options closed	—	—	—	—	—	—
Options expired	(13,973)	(5,670,254)	(4,122)	(1,595,012)	—	—
Options exercised	—	—	—	—	(1,017)	(649,870)
Option outstanding at February 28, 2017	3,734	$2,588,914	5,546	$2,548,561	—	$—

	BP Global Equity Fund		BP Global Long/Short Fund
	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Options outstanding at August 31, 2016	—	$—	954	$497,321
Options written	376	199,760	7,036	2,494,368
Options closed	—	—	—	—
Options expired	—	—	(554)	(214,371)
Options exercised	—	—	(3,668)	(1,005,677)
Option outstanding at February 28, 2017	376	$199,760	3,768	$1,771,641

For the six month period ended February 28, 2017, the average quarterly volume of derivatives is as follows:

Fund	Purchased Options (Cost)	Written Options (Proceeds)
BP Long/Short Equity Fund	$—	$5,289,112
BP Long/Short Research Fund	—	2,545,669
BP All-Cap Value Fund	—	433,247
BP Global Equity Fund	—	66,587
BP Global Long/Short Fund	676,497	1,010,526

Short Sales — When the investment adviser believes that a security is overvalued, the BP Long/Short Equity Fund, the BP Long/Short Research Fund, the BP Global Long/Short Fund and the BP Emerging Markets Long/Short Fund may sell the security short by borrowing the same security from a broker or other institution and selling the security. A Fund will incur a loss as a result of a short sale if the price of the borrowed security increases between the date of the short sale and the date on which the Fund buys and replaces such borrowed security. A Fund will realize a gain if there is a decline in price of the security between those dates where the decline in price exceeds the costs of borrowing the security and other transaction costs. There can be no assurance that a Fund will be able to close out a short position at any particular time or at an acceptable price. Although a Fund’s gain is limited to the amount at which it sold a security short, its potential loss is unlimited. Until a Fund replaces a

Semi-Annual Report 2017	59

BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

borrowed security, it will maintain at all times cash, U.S. Government securities, or other liquid securities in an amount which, when added to any amount deposited with a broker as collateral, will at least equal the current market value of the security sold short. Depending on arrangements made with brokers, a Fund may not receive any payments (including interest) on collateral deposited with them.

In accordance with the terms of its prime brokerage agreements, a Fund may receive rebate income or be charged a fee for borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security. The Funds record these prime broker charges on a net basis as interest income or interest expense. For the six months ended February 28, 2017, the BP Long/Short Equity Fund, the BP Long/Short Research Fund, the BP Global Equity Fund, the BP Global Long/Short Fund and the BP Emerging Markets Long/Short Fund had net charges of $997,875, $5,660,087, $165, $705,990, and $104,292 respectively, on borrowed securities. Such amounts are included in prime broker interest expense on the Statements of Operations.

As of February 28, 2017, the BP Long/Short Equity Fund, BP Long/Short Research Fund, the BP Global Long/Short Fund and the BP Emerging Markets Long/Short Fund had securities sold short valued at $234,345,643, $2,934,743,731, $384,152,106 and $495,288, respectively, for which securities of $171,529,721, $2,093,789,999, $234,954,833 and $33,229 and cash deposits of $231,051,398, $2,344,169,111, $388,155,872 and $2,381,689, respectively, were pledged as collateral.

In accordance with Special Custody and Pledge Agreements with Goldman Sachs & Co. (“Goldman Sachs”) (the Funds’ prime broker), the BP Long/Short Equity Fund, the BP Long/Short Research Fund, the BP Global Long/Short Fund and the BP Emerging Markets Long/Short Fund may borrow from Goldman Sachs to the extent necessary to maintain required margin cash deposits on short positions. Interest on such borrowings is charged to the Fund based on the LIBOR rate plus an agreed upon spread.

The BP Long/Short Equity Fund, the BP Long/Short Research Fund, the BP Global Long/Short Fund and the BP Emerging Markets Long/Short Fund utilized cash borrowings from Goldman Sachs to meet required margin cash deposits as follows during the six months ended February 28, 2017:

BP Long/Short Equity Fund			BP Long/Short Research Fund
Days Utilized	Average Daily Borrowings	Weighted Average Interest Rate	Days Utilized	Average Daily Borrowings	Weighted Average Interest Rate
97	CAD 5,861	0.97%	62	AUD 463,196	1.99%
78	JPY 22,239,751	0.43%	149	CAD 2,793,962	0.99%
114	USD 420,824	0.97%	131	CHF 1,524,574	0.31%
			1	DKK 132,743	0.50%
			125	EUR 11,318,293	0.03%
			80	GBP 806,548	0.65%
			174	HKD 36,861,450	0.58%
			130	JPY 144,312,703	0.44%
			116	NOK 2,376,751	0.98%
			74	SEK 24,304,520	0.03%
			132	SGD 1,066,081	0.72%
			64	USD 13,676,851	0.88%

BP Global Long/Short Fund			BP Emerging Markets Long/Short Fund
Days Utilized	Average Daily Borrowings	Weighted Average Interest Rate	Days Utilized	Average Daily Borrowings	Weighted Average Interest Rate
12	AUD 16,847	1.99%	68	GBP 9,238	0.65%
103	CAD 16,372	0.97%	138	HKD 318,517	0.57%
6	CHF 85,627	0.29%	59	JPY 61,920	0.43%
11	DKK 584,670	0.08%	91	SGD 655	0.63%
103	EUR 23,496	0.03%	19	USD 87,047	0.95%
128	GBP 42,362	0.65%	112	ZAR 48,812	7.46%
22	HKD 25	0.56%
123	JPY 3,678,648	0.43%
49	SGD 96,197	0.55%
44	USD 1,918,042	0.94%

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BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

As of February 28, 2017, the BP Long/Short Equity Fund had borrowings of $237,755. Such amounts are included in due to prime broker on the Statements of Assets and Liabilities. The BP Long/Short Equity Fund, the BP Long/Short Research Fund, the BP Global Long/Short Fund and the BP Emerging Markets Long/Short Fund incurred interest expense for the six months ended February 28, 2017, in the amount of $1,498, $49,893, $2,462 and $230, respectively.

Contracts for Difference — The BP Global Long/Short Fund, the BP Long/Short Research Fund and the BP Emerging Markets Long/Short Fund (for this section only, each a “Fund”) may enter into Contracts for Differences (“CFDs”). CFDs are leveraged derivative instruments that allow a Fund to take a position on the change in the market price of an underlying asset, such as a stock, or the value of an index or currency exchange rate. With a short CFD, a Fund is seeking to profit from falls in the market price of the asset. CFDs are subject to liquidity risk because the liquidity of CFDs is based on the liquidity of the underlying instrument, and are subject to counterparty risk, i.e., the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. It is also possible that the market price of the CFD will move between the time the order is placed by a Fund and when it is executed by the issuer, which can result in the trade being executed at a less favorable price. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require a Fund to deposit additional sums to cover this decline in value, and the margin call may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss for which a Fund is liable. The potential for margin calls and large losses are much greater in CFDs than in other leveraged products. Most CFDs are traded OTC. CFDs are not registered with the SEC or any U.S. regulator, and are not subject to U.S. regulation. In a short position, the Fund will receive or pay an amount based upon the amount, if any, by which the notional amount of the CFD would have decreased or increased in value had it sold the particular stocks short, less the dividends that would have been paid on those stocks, plus a floating rate of interest on the notional amount of the CFD. All of these components are reflected in the market value of the CFD.

CFDs are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as an unrealized gain or loss in the Statement of Operations. Periodic payments made or received are recorded as realized gains or losses. Entering into CFDs involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these contracts, that the counterparty to the contract may default on its obligation to perform and that there may be unfavorable changes in market conditions. CFDs outstanding at period end, if any, are listed on the Portfolio of Investments. In connection with CFDs, cash or securities may be segregated as collateral by the Funds’ custodian. As of February 28, 2017, the BP Long/Short Research Fund, BP Global Long/Short Fund and BP Emerging Markets Long/Short Fund held CFDs.

For the six month period ended February 28, 2017, the average volume of CFDs is as follows:

Fund	Notional Amount Long	Notional Amount Short
BP Long/Short Research Fund	$57,412,479	$32,571,340
BP Global Long/Short Fund	—	4,503,278
BP Emerging Markets Long/Short Fund	7,173,266	4,035,483

2.	Investment Advisers and Other Services

Boston Partners Global Investors, Inc. (“Boston Partners”) provides investment advisory services to the BP Funds and the WPG Small/Micro Cap Value Fund. For its advisory services with respect to the BP Funds, Boston Partners is entitled to receive 1.00% of the BP Small Cap Value Fund II’s average daily net assets, 2.25% of the BP Long/Short Equity Fund’s average daily net assets, 1.25% of the BP Long/Short Research Fund’s average daily net assets, 0.80% of the BP All-Cap Value Fund’s average daily net assets, 0.90% of the BP Global Equity Fund’s average daily net assets, 1.50% of the BP Global Long/Short Fund’s average daily net assets and 1.85% of the BP Emerging Markets Long/Short Fund’s average daily net assets, each accrued daily and paid monthly. Effective February 28, 2017, Boston Partners has contractually agreed to lower its investment advisory fee to 0.70% of the BP All-Cap Value Fund’s average daily net assets. Boston Partners is also entitled to receive advisory fees, accrued daily and paid monthly, as follows:

WPG Partners Small/Micro Cap Value Fund	0.80% of net assets up to $500 million
0.75% of net assets in excess of $500 million

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BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

Boston Partners has contractually agreed to limit the BP Long/Short Equity Fund’s Total Annual Fund Operating Expenses (excluding certain items discussed below) to the extent that such expenses exceed 2.50% and 2.75%, of the average daily net assets attributable to the Fund’s Institutional Class Shares and Investor Class Shares, respectively. Boston Partners has contractually agreed to limit the BP All-Cap Value Fund’s Total Annual Fund Operating Expenses (excluding certain items discussed below) to the extent that such expenses exceed 0.80% and 1.05%, of the average daily net assets attributable to the Fund’s Institutional Class Shares and Investor Class Shares, respectively. Prior to January 1, 2016, Boston Partners had contractually agreed to limit the BP All-Cap Value Fund’s Total Annual Fund Operating Expenses (excluding certain items discussed below) to the extent that such expenses exceed 0.70% and 0.95%, of the average daily net assets attributable to the Fund’s Institutional Class Shares and Investor Class Shares, respectively. This limit is calculated daily based on the BP Long/Short Equity Fund and BP All-Cap Value Fund’s average daily net assets. These limitations are effected in waivers of advisory fees and reimbursements of expenses exceeding the advisory fee as necessary. These contractual limitations are in effect until at least February 28, 2018 and may not be terminated without approval of the Board. Boston Partners may not recoup any of its waived investment advisory fees with respect to these Funds.

For BP Small Cap Value Fund II, Boston Partners has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total Annual Fund Operating Expenses (excluding certain items discussed below) exceeds 1.10% and 1.35%, of the average daily net assets attributable to the Fund’s Institutional Class Shares and Investor Class Shares, respectively. This contractual limitation is in effect until February 28, 2018 and may not be terminated without the approval of the Board. If at any time during the three years from the date such waiver or reimbursement was made in which the Fund’s advisory agreement with Boston Partners is in effect, the Fund’s Total Annual Fund Operating Expenses for that year are less than 1.10% for the Institutional Class Shares and 1.35% for the Investor Class Shares, Boston Partners is entitled to reimbursement by the Fund of the advisory fees foregone and other payments remitted by Boston Partners to the Fund during such three-year period.

For the BP Long/Short Research Fund, BP Global Long/Short Fund and the BP Global Equity Fund, Boston Partners has contractually agreed to forgo all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total Annual Fund Operating Expenses (excluding certain items discussed below) exceeds 1.50%, 2.00% and 0.95%, respectively, of the average daily net assets attributable to the Funds’ Institutional Class Shares and 1.75%, 2.25% and 1.20%, respectively, of the average daily net assets attributable to the Funds’ Investor Class Shares. This contractual limitation is in effect until at least February 28, 2018 and may not be terminated without approval of the Board. If at any time within three years from the date on which such waiver or reimbursement was made, the Funds’ Total Annual Fund Operating Expenses for that year are less than 1.50% for the Institutional Class Shares and 1.75% for the Investor Class Shares of the BP Long/Short Research Fund, or 2.00% for the Institutional Class Shares and 2.25% for the Investor Class Shares of the BP Global Long/Short Fund or 0.95% for the Institutional Class Shares and 1.20% for the Investor Class Shares of the BP Global Equity Fund, Boston Partners is entitled to reimbursement by such Fund(s) of the advisory fees forgone and other payments remitted by Boston Partners to the Fund(s) during such three-year period.

Boston Partners has contractually agreed to limit the WPG Small/Micro Cap Value Fund’s Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.10% of the average daily net assets attributable to the Fund’s Institutional Class Shares. The contractual limitation is in effect until at least February 28, 2018 and may not be terminated without approval of the Board. If at any time during the three years from the date such waiver or reimbursement was made in which the Fund’s advisory agreement with Boston Partners is in effect, the Fund’s Total Annual Fund Operating Expenses for that year are less than 1.10%, Boston Partners is entitled to reimbursement by the Fund of the advisory fees waived and other payments remitted by Boston Partners to the Fund during such three-year period.

Boston Partners has contractually agreed to waive all or a portion of its advisory fee and/or reimburse expenses in an aggregate amount equal to the amount by which the Total Annual Fund Operating Expenses (excluding certain items discussed below) for the BP Emerging Markets Long/Short Fund’s Institutional Class Shares exceeds 2.10% of the average daily net assets attributable to the Fund’s Institutional Class Shares. This contractual limitation is in effect until February 28, 2018 and may not be terminated without the approval of the Board. If at any time the Fund’s Total Annual Fund Operating Expenses for a year are less than 2.10%, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made provided such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

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BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

At February 28, 2017, the amount of potential recoupment by the Adviser was as follows:

	Expiration August 31, 2017	Expiration August 31, 2018	Expiration August 31, 2019	Expiration August 31, 2020	Total
BP Small Cap Value Fund II	$41,219	$362,104	$404,770	$206,164	$1,014,257
WPG Small/Micro Cap Value Fund	27,146	125,396	149,394	57,724	359,660
BP Global Equity Fund	217,404	316,245	502,669	268,575	1,304,893
BP Emerging Markets Long/Short Fund	—	—	192,417	135,758	328,175

For the six months ended February 28, 2017, Boston Partners has waived and reimbursed fees as follows:

Fund	Investment Adviser Expense Waived	Investment Adviser Reimbursement
BP Small Cap Value Fund II	$206,164	$—
BP All-Cap Value Fund	1,001,638	—
WPG Small/Micro Cap Value Fund	57,724	—
BP Global Equity Fund	268,575	—
BP Emerging Markets Long/Short Fund	135,758	—

In determining Boston Partners’ obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause a Fund’s net annualized expense ratio to exceed the applicable expense limitation: acquired fund fees and expenses, short sale dividend expenses, brokerage commissions, extraordinary items, interest and taxes.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) served as administrator for the Funds through November 18, 2016. Effective November 19, 2016, U.S. Bancorp Fund Services, LLC (“USBFS”) serves as administrator for the Funds. For providing administrative and accounting services, USBFS is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

In addition, BNY Mellon served as the Funds’ transfer and dividend disbursing agent through November 18, 2016. Effective November 19, 2016, USBFS serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, USBFS is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

The Bank of New York Mellon provided certain custodial services to the Funds through November 18, 2016. Effective November 19, 2016, U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Foreside Funds Distributors, LLC served as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB through November 18, 2016. Effective November 19, 2016, Quasar Distributors, LLC serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

The Board has approved a Distribution Agreement for the Funds and adopted separate Plans of Distribution for the Investor Class Shares of each BP Fund (the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plans, Quasar Distributors, LLC (the “Underwriter”) is entitled to receive from each Fund a distribution fee with respect to the Investor Class Shares, which is accrued daily and paid monthly, of up to 0.25% on an annualized basis of the average daily net assets of the Investor Class Shares. Amounts paid to the Distributor under the Plans may be used by the Distributor to cover expenses that are related to (i) the sale of the Investor Class Shares, (ii) ongoing servicing and/or maintenance of the accounts of shareholders, and (iii) sub-transfer agency services, subaccounting services or administrative services related to the sale of the Investor Class Shares, all as set forth in the Plans.

3.	Director’s and Officer’s Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. The aggregate remuneration paid to the Directors by the Funds during the period ended February 28, 2017 was $187,219. Employees of Vigilant Compliance, LLC serve as President, Chief Compliance Officer and Assistant Treasurer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. An employee of RBB serves as Treasurer and Secretary, and is compensated for services provided. Certain employees of USBFS serve as officers of the Company. They are not compensated by the Funds or the Company. For the period ended February 28, 2017, the Funds paid $141,235 in officer fees.

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BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

4.	Purchases and Sales of Investment Securities

For the six months ended February 28, 2017, aggregate purchases and sales of investment securities (excluding short-term investments and U.S. government obligations) were as follows:

Fund	Purchases	Sales
BP Small Cap Value Fund II	$79,093,361	$63,532,627
BP Long/Short Equity Fund	319,103,662	269,091,843
BP Long/Short Research Fund	1,846,621,556	2,560,314,355
BP All-Cap Value Fund	261,684,312	254,521,837
WPG Small/Micro Cap Value Fund	13,623,076	14,804,859
BP Global Equity Fund	177,344,441	175,724,490
BP Global Long/Short Fund	423,476,682	466,110,431
BP Emerging Markets Long/Short Fund	11,983,062	5,196,641

5.	Capital Share Transactions

As of February 28, 2017, each class of each Fund has 100,000,000 shares of $0.001 par value common stock authorized except for the Institutional Class Shares of the BP Long/Short Research Fund and the WPG Small/Micro Cap Value Fund, which have 750,000,000 shares and 50,000,000 shares, respectively, of $0.001 par value common stock authorized.

6.	Securities Lending

Securities may be loaned to financial institutions, such as broker-dealers, and are required to be secured continuously by collateral in cash, cash equivalents, letter of credit or U.S. Government securities maintained on a current basis at an amount at least equal to the market value of the securities loaned. Cash collateral received, pursuant to investment guidelines established by the Funds and approved by the Board, is invested in short-term investments. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. Such loans would involve risks of delay in receiving additional collateral in the event the value of the collateral decreased below the value of the securities loaned or of delay in recovering the securities loaned or even loss of rights in the collateral should the borrower of the securities fail financially. However, loans will be made only to borrowers deemed by Boston Partners to be of good standing and only when, in Boston Partners’ judgment, the income to be earned from the loans justifies the attendant risks. Any loans of a Fund’s securities will be fully collateralized and marked to market daily. During the six months ended February 28, 2017, the Funds participated in securities lending. The market value of securities on loan and collateral as of February 28, 2017 and the income generated from the program during the six months ended February 28, 2017 with respect to such loans were as follows:

Fund	Market Value of Securities Loaned	Market Value of Collateral	Income Received from Securities Lending
BP Small Cap Value Fund II	$142,142,440	$148,114,869	$74,675
BP Long/Short Equity Fund	216,150,902	223,784,970	227,872
BP All-Cap Value Fund	310,812,278	321,079,118	104,226
WPG Small/Micro Cap Value Fund	10,103,389	10,600,787	11,710
BP Global Equity Fund	33,372,359	34,363,856	13,384

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BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

Securities lending transactions are entered into by the Funds under a Master Securities Lending Agreement (“MSLA”) which permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds. The following table is a summary of the Funds’ open securities lending transactions which are subject to a MSLA as of February 28, 2017:

				Gross Amount Net Offset in the Statement of Assets and Liabilities
Fund	Gross Amount of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amount of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments[1]	Cash Collateral Received	Net Amount
BP Small Cap Value Fund II	$142,142,440	—	$142,142,440	$(142,142,440)	—	—
BP Long/Short Equity Fund	216,150,902	—	216,150,902	(216,150,902)	—	—
BP All-Cap Value Fund	310,812,278	—	310,812,278	(310,812,278)	—	—
WPG Small/Micro Cap Value Fund	10,103,389	—	10,103,389	(10,103,389)	—	—
BP Global Equity Fund	33,372,359	—	33,372,359	(33,372,359)	—	—

[1]	Amount disclosed is limited to the amount of assets presented in the Statement of Assets and Liabilities. Actual collateral received may be more than the amount shown.

7.	Restricted Securities

A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144 under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Certain restricted securities may be resold in transactions exempt from registration, normally to qualified institutional buyers, and may be deemed liquid by Boston Partners as applicable, based on policies and procedures established by the Board. Therefore, not all restricted securities are considered illiquid.

At February 28, 2017, the Funds did not hold any restricted securities that were illiquid.

8.	Redemption Fees

Effective January 1, 2016, the Funds do not impose a redemption fee. Prior to January 1, 2016, there was a 1.00% redemption fee on shares redeemed that were held 60 days or less on BP Small Cap Value Fund II, BP Long/Short Research Fund, BP Global Equity Fund and BP Global Long/Short Fund. There was a 2.00% redemption fee on shares redeemed that were held 365 days or less on the BP Long/Short Equity Fund. The WPG Small/Micro Cap Value Fund had a 2.00% redemption fee on shares redeemed within 60 days of purchase. The redemption fees were retained by the Funds for the benefit of the remaining shareholders and recorded as paid-in capital.

9.	Federal Income Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

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BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

As of February 28, 2017, the federal tax cost and aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows*:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
BP Small Cap Value Fund II	$508,080,513	$129,652,296	$(11,944,656)	$117,707,640
BP Long/Short Equity Fund	1,019,514,866	218,454,978	(20,881,615)	197,573,363
BP Long/Short Research Fund	5,120,860,157	1,403,934,385	(110,506,464)	1,293,427,921
BP All-Cap Value Fund	1,519,280,770	387,486,385	(26,788,071)	360,698,314
WPG Small/Micro Cap Value Fund	41,323,950	7,336,183	(2,341,667)	4,994,516
BP Global Equity Fund	423,354,352	66,184,845	(5,286,404)	60,898,441
BP Global Long/Short Fund	759,671,624	117,883,756	(10,800,715)	107,083,041
BP Emerging Markets Long/Short Fund	19,032,656	969,965	(128,744)	841,221

*	Because tax adjustments are calculated annually at the end of each Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year.

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2016, were reclassified among the following accounts. They are primarily attributable to net investment loss, gains and losses on foreign currency transactions, tax reclassification of distributions received, capitalization of short sale dividends, investments in contract for differences and investments in partnerships and passive foreign investment companies.

Fund	Increase/ (Decrease) Undistributed Net Investment Income/(Loss)	Increase/ (Decrease) Accumulated Net Realized Gain/(Loss) on Investments	Increase/ (Decrease) Additional Paid-in Capital
BP Small Cap Value Fund II	$(179,840)	$179,840	$—
BP Long/Short Equity Fund	27,167,736	(740,110)	(26,427,626)
BP Long/Short Research Fund	36,355,682	(36,363,934)	8,252
BP All-Cap Value Fund	(605)	2,484,726	(2,484,121)
WPG Small/Micro Cap Value Fund	4,960	(4,960)	—
BP Global Equity Fund	(282,052)	282,052	—
BP Global Long/Short Fund	(1,538,218)	1,538,218	—
BP Emerging Markets Long/Short Fund	784,065	(767,789)	(16,276)

As of August 31, 2016, the components of distributable earnings on a tax basis were as follows:

Fund	Undistributed Ordinary Income	Undistributed Long-Term Gains	Capital Loss Carryforwards	Unrealized Appreciation (Depreciation)	Qualified Late-year Loss Deferral
BP Small Cap Value Fund II	$2,077,954	$—	$—	$79,609,911	$(1,294,462)
BP Long/Short Equity Fund	—	—	—	100,841,726	(6,170,428
BP Long/Short Research Fund	—	—	—	644,685,505	(129,085,293)
BP All-Cap Value Fund	18,330,259	14,367,819	—	258,993,724	—
WPG Small/Micro Cap Value Fund	151,830	—	—	2,647,905	(1,657,254)
BP Global Equity Fund	7,167,965	—	(3,648,768)	40,251,890	(22,150,145)
BP Global Long/Short Fund	—	—	—	56,433,243	(24,758,619)
BP Emerging Markets Long/Short Fund	800,343	—	—	225,265	—

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes.

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BOSTON PARTNERS INVESTMENT FUNDS

NOTES TO FINANCIAL STATEMENTS (unaudited) (concluded)

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2016 was as follows:

	2016
Fund	Ordinary Income	Long-Term Gains	Total
BP Small Cap Value Fund II	$3,004,858	$12,981,910	$15,986,768
BP Long/Short Equity Fund	—	48,419,051	48,419,051
BP Long/Short Research Fund	17,314,839	256,483,631	273,798,470
BP All-Cap Value Fund	22,632,064	48,142,545	70,774,609
WPG Small/Micro Cap Value Fund	234,660	748,352	983,012
BP Global Equity Fund	1,248,425	150,010	1,398,435
BP Global Long/Short Fund	1,989,941	436,376	2,426,317
BP Emerging Markets Long/Short Fund	—	—	—

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the year ended August 31, 2016, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2016.

For the fiscal year ended August 31, 2016, the following Funds deferred to September 1, 2016, the following qualified late year losses.

Fund	Late-Year Ordinary Loss Deferral	Short-Term Capital Loss Deferral	Long-Term Capital Loss Deferral
BP Small Cap Value Fund II	$—	$1,294,462	$—
BP Long/Short Equity Fund	6,170,428	—	—
BP Long/Short Research Fund	—	85,175,227	43,910,066
BP All-Cap Value Fund	—	—	—
WPG Small/Micro Cap Value Fund	—	464,700	1,192,554
BP Global Equity Fund	—	18,750,318	3,399,827
BP Global Long/Short Fund	—	16,713,317	8,045,302
BP Emerging Markets Long/Short Fund	—	—	—

Accumulated capital losses represent net capital loss carryforwards as of August 31, 2016 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law.

As of August 31, 2016, the BP Global Equity Fund had post-enactment capital losses of $3,648,768, of which $140,610 are long-term capital losses and $3,508,158 are short-term capital losses. The capital losses can be carried forward for an unlimited period.

During the fiscal year ended August 31, 2016, the BP Long/Short Equity Fund utilized $89,665 and lost through expiration $331,952 of pre-enactment capital loss carryforward.

10.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there was the following subsequent event:

Effective March 1, 2017, the Board of Directors of the Company approved the re-opening of the BP Long/Short Research Fund for sale to all investors.

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BOSTON PARTNERS INVESTMENT FUNDS

OTHER INFORMATION (unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (888) 261-4073 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedule

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (800) SEC-0330.

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BOSTON PARTNERS INVESTMENT FUNDS

PRIVACY NOTICE (unaudited)

FACTS	WHAT DO THE BOSTON PARTNERS INVESTMENT FUNDS DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:

● Social Security number
● account balances
● account transactions
● transaction history
● wire transfer instructions
● checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Boston Partners Investment Funds chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Boston Partners Investment Funds share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share.
For our affiliates’ everyday business purposes – information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We do not share.
For our affiliates to market to you	Yes	Yes
For nonaffiliates to market to you	No	We do not share.

Questions?	Call (888) 261-4073 or go to www.boston-partners.com

Semi-Annual Report 2017	69

BOSTON PARTNERS INVESTMENT FUNDS

PRIVACY NOTICE (unaudited) (concluded)

What we do
How do the Boston Partners Investment Funds protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How do the Boston Partners Investment Funds collect my personal information?
We collect your personal information, for example, when you

● open an account
● provide account information
● give us your contact information
● make a wire transfer
● tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only

● sharing for affiliates’ everyday business purposes-information about your creditworthiness
● affiliates from using your information to market to you
● sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial and nonfinancial companies. Our affiliates include:

● ORIX Corporation.

● Robeco Investment Management, Inc.

● Robeco Securities, LLC

Nonaffiliates
Companies not related by common ownership or control. They can be financial and nonfinancial companies.

● The Boston Partners Investment Funds don’t share with nonaffiliates so they can market to you. The Boston Partners Investment Funds may share information with nonaffiliates that perform marketing services on our behalf.

Joint marketing
A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

● The Boston Partners Investment Funds may share your information with other financial institutions with whom we have joint marketing arrangements who may suggest additional fund services or other investment products which may be of interest to you.

70	Semi-Annual Report 2017

Campbell Dynamic Trend Fund

of

THE RBB FUND, INC.

Semi-Annual Report

February 28, 2017
(Unaudited)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

Campbell Dynamic Trend Fund

Semi-Annual Report

Performance Data

February 28, 2017

(Unaudited)

Average Annual Total Returns for the Periods Ended February 28, 2017
	Six Months*	One Year	Since Inception**
Campbell Dynamic Trend Fund, Institutional Shares	-3.02%	-5.77%	-4.27%
Barclay BTOP50 Index***	-5.05%	-9.96%	-2.88%

*	Not annualized.

**	Inception date of the Fund is December 31, 2014.

***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Performance data quoted is past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted above. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Call the Fund at 1-844-261-6488 for returns current to the most recent month-end.

The performance data quoted reflects fee waivers in effect and would have been less in their absence. The Fund’s total annual operating expense ratio, as stated in the current prospectus dated December 31, 2016, is 4.04% and the Fund’s net operating expense ratio is 1.25%. Campbell & Company Investment Adviser LLC has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.25% of the Fund’s average daily net assets attributable to Institutional Shares. This contractual limitation is in effect until December 31, 2017 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc.

An investment in the Fund is speculative and involves substantial risk. The Fund is not suitable for all investors. It is possible that an investor may lose some or all of its investment. The Fund invests in long and short positions in futures, forwards and spot contracts, each of which may be tied to commodities, financial indices and instruments, foreign currencies, or equity indices. The Fund also invests in investment grade fixed income securities of all durations and maturities. The Fund may be more volatile than investments in traditional securities. Losses on futures and other derivatives can be caused by unanticipated market movements and may be potentially unlimited. Commodities, currencies, foreign investments, and interest rate-linked instruments each entail special risks. The Fund is non-diversified; therefore gains or losses on a single holding may have a relatively great impact on the Fund. A more complete description of the Fund’s risks can be found in its prospectus, which should be read carefully before investing.

The Fund intends to elect to be treated and to qualify each year, as a regulated investment company (“RIC”) under the U.S. Internal Revenue Code (“Code”). To maintain qualification for federal income tax purposes as a RIC under the Code, the Fund must meet certain source-of-income, asset diversification and distribution of its income requirements. If the Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Fund would be subject to diminished returns.

The Barclay BTOP50 Index (“BTOP50”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. The index portfolio is equally weighted among the selected programs at the beginning of each calendar year and rebalanced annually. It is impossible to invest directly in an index.

Portfolio composition is subject to change.

1

Campbell Dynamic Trend Fund

Fund Expense Examples

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2016 through February 28, 2017, and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Institutional Shares
	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2017	Expenses Paid During Period*
Actual	$1,000.00	$ 969.80	$6.20
Hypothetical (5% return before expenses)	1,000.00	1,018.50	6.36

*

Expenses are equal to the Fund’s annualized six-month expense ratio of 1.27% for the Institutional Shares, which includes waived fees or reimbursed expenses (including interest expense, if any), multiplied by the average account value over the period, multiplied by the number of days in the recent fiscal half-year (181) then divided by 365 days to reflect the one-half year period. The Fund’s ending account value on the first line in the table is based on the actual six-month total investment return for the Institutional Shares of the Fund of (3.02)%.

2

Campbell Dynamic Trend Fund

Consolidated Portfolio Holdings Summary Table

February 28, 2017

(Unaudited)

The following table presents a consolidated summary of the portfolio holdings of the Fund at February 28, 2017.

SECURITY TYPE/SECTOR CLASSIFICATION	% of Net Assets	Value
SHORT-TERM INVESTMENTS:
U.S. Treasury Obligations	86.0%	$7,830,645
OTHER ASSETS IN EXCESS OF LIABILITIES (including futures and forward foreign currency contracts)	14.0%	1,269,905
NET ASSETS	100.0%	$9,100,550

Portfolio holdings are subject to change at any time.

Refer to the Consolidated Portfolio of Investments for a detailed listing of the Fund’s holdings.

The accompanying notes are an integral part of the consolidated financial statements.

3

Campbell Dynamic Trend Fund

Consolidated Portfolio of Investments

February 28, 2017

(Unaudited)

	Coupon*	Maturity	Par	Value
Short-Term Investments — 86.0%
U.S. Treasury Obligations — 86.0%
United States Treasury Bill	0.433%	03/23/17	$1,687,500	$1,687,058
United States Treasury Bill	0.438%	04/13/17	2,150,000	2,148,888
United States Treasury Bill	0.563%	05/25/17	1,150,000	1,148,636
United States Treasury Bill	0.480%	06/29/17	1,040,000	1,038,232
United States Treasury Bill	0.553%	07/20/17	1,812,000	1,807,831
				7,830,645
TOTAL SHORT-TERM INVESTMENTS
(Cost $7,830,868)				7,830,645

Total Investments — 86.0%
(Cost $7,830,868)				7,830,645

Other Assets in Excess of Liabilities — 14.0%				1,269,905
Net Assets — 100.0%				$9,100,550

*	Short-term investments reflect the annualized effective yield on the date of purchase for discounted investments.

The accompanying notes are an integral part of the consolidated financial statements.

4

Campbell Dynamic Trend Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2017

(Unaudited)

Futures contracts outstanding as of February 28, 2017 were as follows:

Long Contracts	Expiration Date	Number of Contracts	Notional Cost	Unrealized Appreciation (Depreciation)
10-Year Mini Japanese Government Bond	Mar-17	11	$1,470,685	$16
90-DAY Sterling	Dec-17	17	2,635,758	881
Amsterdam Index	Mar-17	3	314,772	314
CAC40 10 Euro	Mar-17	4	208,620	(2,590)
Corn	May-17	7	131,708	(895)
Cotton No.2	May-17	4	153,157	(477)
DAX Index	Mar-17	1	298,693	10,407
DJIA Mini E-CBOT	Mar-17	4	395,551	20,589
Euro Stoxx 50	Mar-17	6	207,947	2,981
Euro-Bobl	Mar-17	3	428,211	3,917
Euro-Bund	Mar-17	3	524,540	5,241
Euro-Schatz	Mar-17	6	719,397	2,531
FTSE 100 Index	Mar-17	3	265,269	4,079
FTSE/MIB Index	Mar-17	1	100,359	(1,528)
Gold 100 Oz	Apr-17	1	125,462	(72)
Hang Seng Index	Mar-17	3	465,566	(6,689)
IBEX 35 Index	Mar-17	1	101,356	35
Lean Hogs	Apr-17	1	28,853	(1,813)
Live Cattle	Apr-17	1	46,573	597
London Metals Exchange Aluminum	Mar-17	11	497,088	31,256
London Metals Exchange Copper	Mar-17	1	145,003	4,122
London Metals Exchange Nickel	Mar-17	3	196,347	528
London Metals Exchange Zinc	Mar-17	2	136,106	5,044
Long Gilt	Jun-17	2	315,281	2,219
MSCI Singapore Exchange ETS	Mar-17	7	172,359	(1,032)
MSCI Taiwan Index	Mar-17	7	253,414	(2,114)
Nasdaq 100 E-Mini	Mar-17	4	403,797	22,783
Nikkie 225 (Osaka Securities Exchange)	Mar-17	3	244,079	5,806
OMX Stockholm 30 Index	Mar-17	10	174,791	126
Palladium	Jun-17	1	77,042	128
Platinum	Apr-17	1	50,053	1,498
Russell 2000 Mini	Mar-17	2	138,635	(134)
S&P 500 E-Mini	Mar-17	4	459,021	13,539
S&P Mid 400 E-Mini	Mar-17	1	168,142	4,628
S&P/TSX 60 Index	Mar-17	2	273,264	2,682
SGX Nifty 50	Mar-17	13	232,098	(399)
Silver	May-17	2	181,500	3,190
SPI 200 Index	Mar-17	2	208,282	399
Topix Index	Mar-17	2	261,869	7,286
			$13,210,648	$139,079

The accompanying notes are an integral part of the consolidated financial statements.

5

Campbell Dynamic Trend Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2017

(Unaudited)

Short Contracts	Expiration Date	Number of Contracts	Notional Cost	Unrealized Appreciation (Depreciation)
3-Month Euro Euribor	Dec-17	29	$(7,735,275)	$(1,628)
90-DAY Bank Bill	Jun-17	9	(6,870,261)	(90)
90-Day Euro	Mar-18	8	(1,966,605)	(30)
Australian 10-Year Bond	Mar-17	2	(194,842)	(1,810)
Australian 3-Year Bond	Mar-17	15	(1,282,548)	(1,161)
Cocoa	May-17	3	(62,369)	5,081
Euro-BTP	Mar-17	1	(140,731)	(2,109)
Euro-Oat	Mar-17	1	(157,101)	(3,147)
FTSE/JSE TOP 40	Mar-17	2	(65,421)	658
London Metals Exchange Aluminum	Mar-17	4	(178,513)	(13,612)
London Metals Exchange Copper	Mar-17	1	(139,895)	(9,230)
London Metals Exchange Nickel	Mar-17	2	(125,559)	(5,691)
London Metals Exchange Zinc	Mar-17	1	(72,278)	1,704
Sugar No. 11 (World)	Apr-17	3	(66,492)	1,861
U.S. Treasury 10-Year Notes	Jun-17	1	(124,220)	(361)
U.S. Treasury 5-Year Notes	Jun-17	1	(117,580)	(126)
Wheat	May-17	6	(132,930)	(230)
			$(19,432,620)	$(29,921)
Total Futures Contracts			$(6,221,972)	$109,158

The accompanying notes are an integral part of the consolidated financial statements.

6

Campbell Dynamic Trend Fund

Consolidated Portfolio of Investments (Concluded)

February 28, 2017

(Unaudited)

Forward foreign currency contracts outstanding as of February 28, 2017 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	1,500,000	USD	1,126,060	Mar 15 2017	UBS	$23,567
CAD	1,000,000	USD	761,922	Mar 15 2017	UBS	(8,945)
EUR	200,000	USD	210,186	Mar 15 2017	UBS	1,838
GBP	100,000	USD	124,727	Mar 15 2017	UBS	(598)
JPY	38,600,000	USD	339,684	Mar 15 2017	UBS	4,101
MXN	2,400,000	USD	111,191	Mar 15 2017	UBS	7,982
NOK	3,300,000	USD	397,324	Mar 15 2017	UBS	(3,646)
NZD	600,000	USD	435,290	Mar 15 2017	UBS	(3,319)
SEK	3,600,000	USD	402,822	Mar 15 2017	UBS	(3,691)
SGD	800,000	USD	561,044	Mar 15 2017	UBS	9,864
ZAR	3,200,000	USD	230,942	Mar 15 2017	UBS	12,343
USD	441,742	AUD	600,000	Mar 15 2017	UBS	(18,109)
USD	598,805	CAD	800,000	Mar 15 2017	UBS	(3,576)
USD	99,631	CHF	100,000	Mar 15 2017	UBS	(23)
USD	748,057	EUR	700,000	Mar 15 2017	UBS	5,973
USD	373,513	GBP	300,000	Mar 15 2017	UBS	1,124
USD	667,485	JPY	76,000,000	Mar 15 2017	UBS	(9,398)
USD	113,491	MXN	2,400,000	Mar 15 2017	UBS	(5,682)
USD	389,283	NOK	3,300,000	Mar 15 2017	UBS	(4,394)
USD	210,749	NZD	300,000	Mar 15 2017	UBS	(5,236)
USD	775,413	SEK	7,000,000	Mar 15 2017	UBS	(676)
USD	564,036	SGD	800,000	Mar 15 2017	UBS	(6,873)
USD	231,628	ZAR	3,200,000	Mar 15 2017	UBS	(11,658)
Total Forward Foreign Currency Contracts						$(19,032)

AUD	Australian Dollar	NOK	Norwegian Krone
CAD	Canadian Dollar	NZD	New Zealand Dollar
CHF	Swiss Franc	SEK	Swedish Krona
EUR	Euro	SGD	Singapore Dollar
GBP	British Pound	USD	United States Dollar
JPY	Japanese Yen	ZAR	South African Rand
MXN	Mexican Peso

The accompanying notes are an integral part of the consolidated financial statements.

7

Campbell Dynamic Trend Fund

Consolidated Statement of Assets and Liabilities

February 28, 2017

(Unaudited)

ASSETS
Investments, at value (cost $7,830,868)	$7,830,645
Cash	737,539
Deposits with broker for forward foreign currency contracts and futures contracts	493,881
Receivables for:
Variation margin	109,158
Due from Adviser	17,071
Prepaid expenses and other assets	22,723
Unrealized appreciation on forward foreign currency contracts	66,792
Total Assets	9,277,809
LIABILITIES
Payables for:
Administration and accounting services fees	25,995
Custodian fees	4,070
Transfer agent fees	3,301
Unrealized depreciation on forward foreign currency contracts	85,824
Other accrued expenses and liabilities	58,069
Total Liabilities	177,259
Net Assets	$9,100,550

NET ASSETS CONSIST OF:
Capital stock, $0.001 par value	$1,013
Paid-in capital	9,375,118
Accumulated net investment income/(loss)	(105,557)
Accumulated net realized gain/(loss) from futures contracts, foreign currency transactions and forward foreign currency contracts	(259,995)
Net unrealized appreciation/(depreciation) on investments, futures contracts, foreign currency translations and forward foreign currency contracts	89,971
Net Assets	$9,100,550
INSTITUTIONAL SHARES
Net assets	$9,100,550
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	1,013,405
Net asset value, offering and redemption price per share	$8.98

The accompanying notes are an integral part of the consolidated financial statements.

8

Campbell Dynamic Trend Fund

Consolidated Statement of Operations

For The Six Months Ended
February 28, 2017

(Unaudited)

INVESTMENT INCOME
Interest	$13,993
Total investment income	13,993
EXPENSES
Advisory fees (Note 2)	47,348
Administration and accounting fees (Note 2)	47,008
Audit and tax service fees	30,897
Registration and filing fees	20,836
Printing and shareholder reporting fees	12,506
Transfer agent fees (Note 2)	11,052
Custodian fees (Note 2)	7,042
Directors and officers fees	3,691
Legal fees	761
Other expenses	12,918
Total expenses before waivers and reimbursements	194,059
Less: waivers and reimbursements (Note 2)	(136,678)
Net expenses after waivers and reimbursements	57,381
Net investment income/(loss)	(43,388)
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Futures contracts	(231,345)
Foreign currency transactions	(2,811)
Forward foreign currency contracts	(5,438)
Net change in unrealized appreciation/(depreciation) on:
Investments	(223)
Futures contracts	(49,421)
Foreign currency translation	1,482
Forward foreign currency contracts	45,781
Net realized and unrealized gain/(loss) from investments	(241,975)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(285,363)

The accompanying notes are an integral part of the consolidated financial statements.

9

Campbell Dynamic Trend Fund

Consolidated Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2017 (Unaudited)	For the Year Ended August 31, 2016
Increase/(Decrease) in Net Assets From Operations:
Net investment income/(loss)	$(43,388)	$(107,680)
Net realized gain/(loss) from futures contracts, foreign currency transactions and forward foreign currency contracts	(239,594)	(146,308)
Net change in unrealized appreciation/(depreciation) on investments, futures contracts, foreign currency translation and forward foreign currency contracts	(2,381)	(74,611)
Net increase/(decrease) in net assets resulting from operations	(285,363)	(328,599)

Dividends and Distributions to Shareholders From:
Net realized gains	—	(128,960)
Net decrease in net assets from dividends and distributions to shareholders	—	(128,960)

Capital Share Transactions:
Institutional Shares
Proceeds from reinvestment of distributions	—	128,960
Total Institutional Shares	—	128,960
Net increase/(decrease) in net assets from capital share transactions	—	128,960
Total increase/(decrease) in net assets	(285,363)	(328,599)

Net Assets:
Beginning of period	9,385,913	9,714,512
End of period	$9,100,550	$9,385,913
Accumulated net investment income/(loss), end of period	$(105,557)	$(62,169)

Increase/(Decrease) In Shares Outstanding From Share Transactions:
Institutional Shares
Shares reinvested	—	13,405
Total Institutional Shares	—	13,405
Net increase/(decrease) in shares outstanding derived from share transactions	—	13,405

The accompanying notes are an integral part of the consolidated financial statements.

10

Campbell Dynamic Trend Fund

Consolidated Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return, ratios to average net assets and other supplemental data for the periods. This information has been derived from information provided in the consolidated financial statements.

	Institutional Shares
	For the Six Months Ended February 28, 2017 (Unaudited)		For the Year Ended August 31, 2016	For the Period Ended August 31, 2015(1)
Per Share Operating Performance
Net asset value, beginning of period	$9.26		$9.71	$10.00
Net investment income/(loss)(2)	(0.04)		(0.11)	(0.08)
Net realized and unrealized gain/(loss) from investments	(0.24)		(0.21)	(0.21)
Net increase/(decrease) in net assets resulting from operations	(0.28)		(0.32)	(0.29)
Dividends and distributions to shareholders from:
Net realized gains	—		(0.13)	—
Total dividends and distributions to shareholders	—		(0.13)	—
Net asset value, end of period	$8.98		$9.26	$9.71
Total investment return(3)	(3.02)%		(3.36)%	(2.90)%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$9,101		$9,386	$9,715
Ratio of expenses to average net assets with waivers and reimbursements	1.27	%(4)(5)	1.25%	1.26	%(4)(5)
Ratio of expenses to average net assets without waivers and reimbursements	4.30	%(5)	4.04%	4.39	%(5)
Ratio of net investment income/(loss) to average net assets	(0.96	)%(5)	(1.13)%	(1.25	)%(5)
Portfolio turnover rate	0.00	%(6)	0.00%	0.00	%(6)

(1)	The Fund commenced investment operations on December 31, 2014.
(2)	Calculated based on average shares outstanding for the period.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Periods less than one year are not annualized.

(4)	Expense ratio includes interest expense. Excluding such interest expense, the ratio of expenses to average net assets would be 1.25%.
(5)	Annualized.
(6)	Not annualized.

The accompanying notes are an integral part of the consolidated financial statements.

11

Campbell Dynamic Trend Fund

Notes To Consolidated Financial Statements

February 28, 2017

(Unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-six active investment portfolios, including the Campbell Dynamic Trend Fund (the “Fund”) (formerly, the Campbell Core Trend Fund), which commenced investment operations on December 31, 2014. The Fund offers Institutional Class Shares.

RBB has authorized capital of one hundred billion shares of common stock of which 84.423 billion shares are currently classified into one hundred and seventy-one classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Consolidation of Subsidiary — The Fund pursues its investment objective by allocating (i) up to 25% of its assets in its wholly-owned subsidiary, Campbell Core Offshore Limited (the “Subsidiary”), that employs the Adviser’s Campbell Dynamic Trend Program and (ii) the remainder of its assets directly in a portfolio of investment grade securities (including government securities) for cash management purposes. Securities rated in the four highest categories by the ratings agencies are considered investment grade. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling economic interest (greater than 50%). All inter-company accounts and transactions have been eliminated. As of February 28, 2017, the net assets of the Subsidiary were $336,053, which represented 3.7% of the Fund’s net assets.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings and are deemed representative of market values at the close of the market. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, provided such amount approximates fair value. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 – quoted prices in active markets for identical securities;

●	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

12

Campbell Dynamic Trend Fund

Notes To Consolidated Financial Statements

February 28, 2017

(Unaudited) (Continued)

The following is a summary of the inputs used, as of February 28, 2017, in valuing the Fund’s investments carried at fair value:

	Total Fair Value at February 28, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Short-Term Investments	$7,830,645	$—	$7,830,645	$—
Commodity Contracts
Futures	55,009	55,009	—	—
Equity Contracts
Futures	96,312	96,312	—	—
Interest Rate Contracts
Futures	14,805	14,805	—	—
Foreign Exchange Contracts
Forward Foreign Currency Contracts	66,792	—	66,792	—
Total Assets	$8,063,563	$166,126	$7,897,437	$—

	Total Fair Value at February 28, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Commodity Contracts
Futures	$(34,929)	$(34,929)	$—	$—
Equity Contracts
Futures	(14,486)	(14,486)	—	—
Interest Rate Contracts
Futures	(7,553)	(7,553)	—	—
Foreign Exchange Contracts
Forward Foreign Currency Contracts	(85,824)	—	(85,824)	—
Total Liabilities	$(142,792)	$(56,968)	$(85,824)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts

13

Campbell Dynamic Trend Fund

Notes To Consolidated Financial Statements

February 28, 2017

(Unaudited) (Continued)

and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended February 28, 2017, the Fund had no transfers between Levels 1, 2 and 3.

Disclosures about Derivative Instruments and Hedging Activities — Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

During the six months ended February 28, 2017, the Fund used long and short contracts on foreign currencies and U.S. and foreign equity market indices, U.S. and foreign government bonds, and commodities (through investment in the Subsidiary), to gain investment exposure in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Fund’s derivative instruments as of and for the six months ended February 28, 2017.

The following table lists the fair values of the Fund’s derivative holdings as of February 28, 2017 grouped by contract type and risk exposure category.

Derivative Type	Consolidated Statement of Assets and Liabilities Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Asset Derivatives
Forward Contracts	Unrealized appreciation on forward foreign currency contracts	$—	$—	$66,792	$—	$66,792
Futures Contracts (a)	Receivable: Variation Margin	96,312	14,805	—	55,009	166,126
Total Value - Assets		$96,312	$14,805	$66,792	$55,009	$232,918

Liability Derivatives
Forward Contracts	Unrealized depreciation on forward foreign currency contracts	$—	$—	$(85,824)	$—	$(85,824)
Futures Contracts (a)	Receivable: Variation Margin	(14,486)	(7,553)	—	(34,929)	(56,968)
Total Value - Liabilities		$(14,486)	$(7,553)	$(85,824)	$(34,929)	$(142,792)

(a)	This amount represents the cumulative appreciation/depreciation of futures contracts as reported in the Consolidated Portfolio of Investments.

14

Campbell Dynamic Trend Fund

Notes To Consolidated Financial Statements

February 28, 2017

(Unaudited) (Continued)

The following table lists the amounts of realized gains or (losses) included in net increase/(decrease) in net assets resulting from operations for the six months ended February 28, 2017, grouped by contract type and risk exposure.

Derivative Type	Consolidated Statement of Operations Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Realized Gain/(Loss)
Forward Contracts	Net realized gain (loss) from Forward Foreign Currency Contracts	$—	$—	$(5,438)	$—	$(5,438)
Futures Contracts (a)	Net realized gain (loss) from Futures Contracts	82,553	12,097	—	(325,995)	(231,345)
Total Realized Gain/(Loss)		$82,553	$12,097	$(5,438)	$(325,995)	$(236,783)

The following table lists the amounts of change in unrealized appreciation/(depreciation) included in net increase/(decrease) in net assets resulting from operations for the six months ended February 28, 2017, grouped by contract type and risk exposure.

Derivative Type	Consolidated Statement of Operations Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Change in Unrealized Appreciation/(Depreciation)
Forward Contracts	Net change in unrealized appreciation (depreciation) from Forward Foreign Currency Contracts	$—	$—	$45,781	$—	$45,781
Futures Contracts (a)	Net change in unrealized appreciation (depreciation) from Futures Contracts	55,906	(129,374)	—	24,047	(49,421)
Total change in unrealized appreciation/ (depreciation)		$55,906	$(129,374)	$45,781	$24,047	$(3,640)

For the six months ended February 28, 2017, the Fund’s quarterly average volume of derivatives is as follows:

Long Futures Notional Cost	Short Futures Notional Cost	Forward Foreign Currency Contracts — Payable (Value at Trade Date)	Forward Foreign Currency Contracts — Receivable (Value at Trade Date)
$25,530,860	$(13,101,157)	$(18,263,528)	$18,243,640

15

Campbell Dynamic Trend Fund

Notes To Consolidated Financial Statements

February 28, 2017

(Unaudited) (Continued)

For financial reporting purposes, the Fund does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

The following is a summary of financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements).

Description	Gross Amount Presented in the Statement of Assets and Liabilities	Gross Amount Not Offset in Statement of Assets and Liabilities		Net Amount(1)	Gross Amount Presented in the Statement of Assets and Liabilities	Gross Amount Not Offset in Statement of Assets and Liabilities		Net Amount(3)
		Financial Instruments	Collateral Received			Financial Instruments	Collateral Pledged(2)
	Assets				Liabilities
Forward Foreign Currency Contracts	$66,792	$(66,792)	$—	$—	$85,824	$(66,792)	$—	$19,032

(1)	Net amount represents the net amount receivable from the counterparty in the event of default.

(2)	Actual collateral pledged may be more than the amount shown.

(3)	Net amount represents the net amount payable from the counterparty in the event of default.

Use of Estimates — The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred for all the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

16

Campbell Dynamic Trend Fund

Notes To Consolidated Financial Statements

February 28, 2017

(Unaudited) (Continued)

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify or continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

For tax purposes, the Subsidiary is an exempted Cayman Islands investment company. The Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation and as such is not subject to U.S. income tax.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the consolidated financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Consolidated Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Consolidated Statement of Operations.

Currency Risk — Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

Commodity Sector Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Foreign Securities Market Risk — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

17

Campbell Dynamic Trend Fund

Notes To Consolidated Financial Statements

February 28, 2017

(Unaudited) (Continued)

Counterparty Risk — The derivative contracts entered into by the Fund or its Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

Credit Risk — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

Futures Contracts — The Fund uses futures contracts in the normal course of pursuing its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

Forward Foreign Currency Contracts — The Fund uses forward foreign currency contracts (“forward contracts”) in the normal course of pursuing its investment objectives. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. A Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Cash and Cash Equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

18

Campbell Dynamic Trend Fund

Notes To Consolidated Financial Statements

February 28, 2017

(Unaudited) (Continued)

2. Investment Adviser and Other Services

Campbell & Company Investment Adviser LLC (“Campbell” or the “Adviser”) serves as the Fund’s investment adviser. The Adviser is a wholly-owned subsidiary of Campbell & Company, LP. For its advisory services, the Adviser is entitled to receive a monthly fee from the Fund calculated at an annual rate of 1.05% of the Fund’s average daily net assets.

Campbell has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.25% of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total Annual Fund Operating Expenses to exceed 1.25%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2017 and may not be terminated without the approval of the Board. If at any time the Fund’s Total Annual Fund Operating Expenses for a year are less than 1.25%, the Adviser may recoup from the Fund any waived amount or other payments remitted by the Adviser within three years from the date on which such waiver or reimbursement was made if such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

For the six months ended February 28, 2017, investment advisory fees accrued and waived were $47,348 and fees reimbursed by the Adviser were $136,678. At February 28, 2017, the amount of potential recovery by the Adviser was as follows:

Expiration
August 31, 2018	August 31, 2019	August 31, 2020	Total
$159,376	$265,599	$136,678	$561,653

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) served as administrator for the Fund through September 30, 2016. Effective October 1, 2016, U.S. Bancorp Fund Services, LLC (“USBFS”) serves as administrator for the Fund. For providing administrative and accounting services, USBFS is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

In addition, BNY Mellon served as the Fund’s transfer and dividend disbursing agent through November 18, 2016. Effective November 19, 2016, USBFS serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, USBFS is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

The Bank of New York Mellon provided certain custodial services to the Fund through November 18, 2016. Effective November 19, 2016, U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Foreside Funds Distributors, LLC served as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB through November 18, 2016. Effective November 19, 2016, Quasar Distributors, LLC serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

3. Director’s and Officer’s Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. The aggregate remuneration paid to the Directors by the Fund during the period ended February 28, 2017 was $2,104. Employees of Vigilant Compliance, LLC serve as President, Chief Compliance Officer and Assistant Treasurer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. An employee of RBB serves as

19

Campbell Dynamic Trend Fund

Notes To Consolidated Financial Statements

February 28, 2017

(Unaudited) (Continued)

Treasurer and Secretary, and is compensated for services provided. Certain employees of USBFS serve as officers of the Company. They are not compensated by the Fund or the Company. For the period ended February 28, 2017, the Fund paid $1,587 in officer fees.

4. Purchases and Sales of Investment Securities

For the six months ended February 28, 2017, there were no purchases and sales of investment securities for the Fund, excluding short-term investments for cash management purposes.

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the consolidated financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of February 28, 2017, the federal tax cost and aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows*:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/(Depreciation)
$7,830,868	$159	$(382)	$(223)

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2016, primarily attributable to disallowed expenses, short-term realized gains being offset with current net operating loss, reclassification of capital gains and income received from wholly-owned controlled foreign corporation, reclassifications of short-term capital gain distributions and reclassifications for treatment of certain foreign currency transactions were reclassified among the following accounts:

UNDISTRIBUTED NET INVESTMENT INCOME	ACCUMULATED NET REALIZED GAIN	PAID-IN CAPITAL
$45,511	$109,655	$(155,166)

20

Campbell Dynamic Trend Fund

Notes To Consolidated Financial Statements

February 28, 2017

(Unaudited) (Concluded)

As of August 31, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gains	Unrealized Appreciation (Depreciation)	Qualified Late-Year Losses	CAPITAL LOSS CARRYFORWARDS	Other Temporary Differences
$—	$—	$115,570	$(67,899)	$(37,890)	$—

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains of the Subsidiary for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the year ended August 31, 2016 was as follows:

Ordinary Income	Long-Term Gains	Total
$22,182	$106,778	$128,960

Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the year ended August 31, 2016, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2016.

For the year ended August 31, 2016, the Fund deferred to September 1, 2016, the following losses:

Late-Year Ordinary Loss Deferral	Post-October Short-Term Capital Loss Deferral	Post-October Long-Term Capital Loss Deferral
$34,467	$13,448	$19,984

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2016, the Fund had capital loss carryforwards of $37,890 of which $5,629 are short-term losses and $32,261 are long-term losses.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued, and has determined that there were no significant events requiring recognition or disclosure in the consolidated financial statements.

21

Campbell Dynamic Trend Fund

Other Information

(Unaudited)

PROXY VOTING

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (844) 261-6488 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (800) SEC-0330.

22

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Investment Adviser
Campbell & Company Investment Adviser LLC
2850 Quarry Lake Drive
Baltimore, Maryland 21209

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
777 East Wisconsin Avenue, Floor 6
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103

Legal Counsel
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103-6996

Campbell Multi-Asset Carry Fund

of

THE RBB FUND, INC.

Semi-Annual Report

February 28, 2017
(Unaudited)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

Campbell Multi-Asset Carry Fund

Semi-Annual Report
Performance Data

February 28, 2017

(Unaudited)

Total Returns for the Period Ended February 28, 2017
	Six Months*	Since Inception**
Campbell Multi-Asset Carry Fund, Institutional Shares	-8.92%	-3.30%
Barclay BTOP50 Index***	-5.05%	-5.47%

*	Not annualized.

**	Inception date of the Fund is December 21, 2015.

***	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

Performance data quoted is past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the returns quoted above. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Call the Fund at 1-844-261-6488 for returns current to the most recent month-end.

The performance data quoted reflects fee waivers in effect and would have been less in their absence. The Fund’s total annual operating expense ratio, as stated in the current prospectus dated December 31, 2016, is 3.29% and the Fund’s net operating expense ratio is 1.25%. Campbell & Company Investment Adviser LLC has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes) to 1.25% of the Fund’s average daily net assets attributable to Institutional Shares. This contractual limitation is in effect until December 31, 2017 and may not be terminated without the approval of the Board of Directors of The RBB Fund, Inc.

An investment in the Fund is speculative and involves substantial risk. The Fund is not suitable for all investors. It is possible that an investor may lose some or all of its investment. The Fund invests in long and short positions in futures, forwards and spot contracts, each of which may be tied to commodities, financial indices and instruments, foreign currencies, or equity indices. The Fund also invests in investment grade fixed income securities of all durations and maturities. The Fund may be more volatile than investments in traditional securities. Losses on futures and other derivatives can be caused by unanticipated market movements and may be potentially unlimited. Commodities, currencies, foreign investments, and interest rate-linked instruments each entail special risks. The Fund is non-diversified; therefore gains or losses on a single holding may have a relatively great impact on the Fund. A more complete description of the Fund’s risks can be found in its prospectus, which should be read carefully before investing.

The Fund intends to elect to be treated and to qualify each year, as a regulated investment company (“RIC”) under the U.S. Internal Revenue Code (“Code”). To maintain qualification for federal income tax purposes as a RIC under the Code, the Fund must meet certain source-of-income, asset diversification and distribution of its income requirements. If the Fund were to fail to qualify as a RIC and became subject to federal income tax, shareholders of the Fund would be subject to diminished returns.

The Barclay BTOP50 Index (“BTOP50”) seeks to replicate the overall composition of the managed futures industry with regard to trading style and overall market exposure. The BTOP50 employs a top-down approach in selecting its constituents. The largest investable trading advisor programs, as measured by assets under management, are selected for inclusion in the BTOP50. The index portfolio is equally weighted among the selected programs at the beginning of each calendar year and rebalanced annually. It is impossible to invest directly in an index.

Portfolio composition is subject to change.

1

Campbell Multi-Asset Carry Fund

Fund Expense Examples

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2016 through February 28, 2017, and held for the entire period.

ACTUAL EXPENSES

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Institutional Shares
	Beginning Account Value September 1, 2017	Ending Account Value February 28, 2017	Expenses Paid During Period*
Actual	$1,000.00	$ 910.80	$6.11
Hypothetical (5% return before expenses)	1,000.00	1,018.40	6.46

*

Expenses are equal to the Fund’s annualized six-month expense ratio of 1.29% for the Institutional Shares, which includes waived fees or reimbursed expenses (including interest expense, if any), multiplied by the average account value over the period, multiplied by the number of days in the recent fiscal half year (181) then divided by 365 days to reflect the one-half year period. The Fund’s ending account value on the first line in the table is based on the actual six-month total investment return for the Institutional Shares of the Fund of (8.92%).

2

Campbell Multi-Asset Carry Fund

Consolidated Portfolio Holdings Summary Table

February 28, 2017

(Unaudited)

The following table presents a consolidated summary of the portfolio holdings of the Fund at February 28, 2017.

SECURITY TYPE/SECTOR CLASSIFICATION	% of Net Assets	Value
SHORT-TERM INVESTMENTS:
U.S. Treasury Obligations	73.3%	$10,588,735
OTHER ASSETS IN EXCESS OF LIABILITIES (including futures and forward foreign currency contracts)	26.7%	3,852,584
NET ASSETS	100.0%	$14,441,319

Portfolio holdings are subject to change at any time.

Refer to the Consolidated Portfolio of Investments for a detailed listing of the Fund’s holdings.

The accompanying notes are an integral part of the consolidated financial statements.

3

Campbell Multi-Asset Carry Fund

Consolidated Portfolio of Investments

February 28, 2017

(Unaudited)

	Coupon*	Maturity	Par	Value
Short-Term Investments — 73.3%
U.S. Treasury Obligations — 73.3%
United States Treasury Bill	0.312%	03/23/17	$2,800,000	$2,799,274
United States Treasury Bill	0.432%	04/13/17	3,000,000	2,998,468
United States Treasury Bill	0.563%	05/25/17	1,625,000	1,623,073
United States Treasury Bill	0.476%	06/29/17	375,000	374,363
United States Treasury Bill	0.553%	07/20/17	2,800,000	2,793,557
				10,588,735
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,588,963)				10,588,735

Total Investments — 73.3%
(Cost $10,588,963)				10,588,735

OTHER ASSETS IN EXCESS OF LIABILITIES — 26.7%				3,852,584
NET ASSETS — 100.0%				$14,441,319

*	Short-term investments reflect the annualized effective yield on the date of purchase for discounted investments.

The accompanying notes are an integral part of the consolidated financial statements.

4

Campbell Multi-Asset Carry Fund

Consolidated Portfolio of Investments (Continued)

February 28, 2017

(Unaudited)

Futures contracts outstanding as of February 28, 2017 were as follows:

Long Contracts	Expiration Date	Number of Contracts	Notional Cost	Unrealized Appreciation (Depreciation)
3-Month Euro Euribor	Dec-17	144	$37,951,058	$2,218
90-DAY Euro	Mar-18	182	44,744,831	(4,681)
90-DAY Sterling	Dec-17	119	18,303,772	20,063
Amsterdam Index	Mar-17	12	1,259,088	1,257
Australian 10-Year Bond	Mar-17	25	2,458,344	(189)
Australian 3-Year Bond	Mar-17	175	14,963,831	12,775
Bank Acceptance	Mar-17	50	9,268,032	215
Brent Crude	Mar-17	5	282,949	(398)
CAC40 10 Euro	Mar-17	19	988,789	(10,261)
Canadian 10-Year Bond	Jun-17	12	1,246,933	7,656
Cotton No.2	May-17	17	647,496	1,394
Euro Stoxx 50	Mar-17	25	857,193	21,106
Euro-Bobl	Mar-17	2	286,385	3,589
Euro-Bund	Mar-17	5	869,866	17,655
FTSE 100 Index	Mar-17	15	1,325,946	36,112
Gasoline RBOB	Mar-17	10	743,886	(17,538)
Hang Seng Index	Mar-17	2	311,155	(5,198)
IBEX 35 Index	Mar-17	5	506,781	174
JPN 10-Year Bond (Osaka Securities Exchange)	Mar-17	8	10,492,309	46,786
London Metals Exchange Aluminum	Mar-17	51	2,304,861	144,733
London Metals Exchange Nickel	Mar-17	2	128,802	2,448
London Metals Exchange Zinc	Mar-17	6	418,818	4,632
MSCI Taiwan Index	Mar-17	23	832,545	(6,845)
Nikkie 225 (Osaka Securities Exchange)	Mar-17	3	503,609	6,306
OMX Stockholm 30 Index	Mar-17	101	1,766,255	864
S&P/TSX 60 Index	Mar-17	6	813,419	(2,075)
Soybean	May-17	18	954,514	(22,339)
Soybean Meal	May-17	9	305,936	(3,176)
SPI 200 Index	Mar-17	11	1,159,882	20,260
Sugar No. 11 (World)	Apr-17	17	391,491	(25,352)
U.S. Treasury 10-Year Notes	Jun-17	3	373,411	323
U.S. Treasury 2-Year Notes	Jun-17	125	27,038,201	12,580
U.S. Treasury 5-Year Notes	Jun-17	24	2,821,910	2,964
			$187,322,298	$268,058

Short Contracts	Expiration Date	Number of Contracts	Notional Cost	Unrealized Appreciation (Depreciation)
CBOE Volatility Index	Mar-17	44	$(577,631)	$(17,811)
Coffee	May-17	21	(1,152,082)	28,981
Copper	May-17	3	(207,270)	3,705
Corn	May-17	57	(1,072,500)	6,987
Euro-Schatz	Mar-17	2	(233,849)	(786)
Gold 100 Oz	Apr-17	12	(1,468,919)	(35,819)
Kansas City Hard Red Winter Wheat	May-17	36	(834,405)	(105)
London Metals Exchange Aluminum	Mar-17	52	(2,300,845)	(196,780)
London Metals Exchange Nickel	Mar-17	3	(192,202)	(4,673)
London Metals Exchange Zinc	Mar-17	5	(340,217)	(12,658)

The accompanying notes are an integral part of the consolidated financial statements.

5

Campbell Multi-Asset Carry Fund

Consolidated Portfolio of Investments (Concluded)

February 28, 2017

(Unaudited)

Short Contracts	Expiration Date	Number of Contracts	Notional Cost	Unrealized Appreciation (Depreciation)
Nasdaq 100 E-Mini	Mar-17	36	(3,672,295)	(167,075)
Natural Gas	Mar-17	1	(27,622)	(122)
NY Harbor Ultra-Low Sulfur Diesel	Mar-17	13	(907,891)	12,443
Silver	May-17	13	(1,170,451)	(30,096)
Soybean Oil	May-17	39	(778,696)	(15,490)
Wheat	May-17	46	(1,012,132)	(8,757)
WTI Crude	Mar-17	4	(216,250)	190
			$(16,165,257)	$(437,866)
Total Futures Contracts			$171,157,041	$(169,808)

Forward foreign currency contracts outstanding as of February 28, 2017 were as follows:

Currency Purchased		Currency Sold		Expiration	Counterparty	Unrealized Appreciation (Depreciation)
AUD	4,100,000	USD	3,029,229	Mar 15 2017	UBS	$113,086
CAD	2,600,000	USD	1,971,657	Mar 15 2017	UBS	(13,918)
EUR	2,700,000	USD	2,863,963	Mar 15 2017	UBS	(1,639)
JPY	100,100,000	USD	876,367	Mar 15 2017	UBS	15,158
NOK	3,300,000	USD	393,218	Mar 15 2017	UBS	459
NZD	2,700,000	USD	1,901,735	Mar 15 2017	UBS	42,138
SEK	12,400,000	USD	1,390,029	Mar 15 2017	UBS	(15,244)
USD	826,195	AUD	1,100,000	Mar 15 2017	UBS	(16,865)
USD	3,605,121	CAD	4,800,000	Mar 15 2017	UBS	(9,166)
USD	199,263	CHF	200,000	Mar 15 2017	UBS	(47)
USD	4,703,337	EUR	4,400,000	Mar 15 2017	UBS	38,809
USD	2,454,138	JPY	280,600,000	Mar 15 2017	UBS	(44,983)
USD	872,773	NOK	7,400,000	Mar 15 2017	UBS	(10,019)
USD	919,945	NZD	1,300,000	Mar 15 2017	UBS	(15,994)
USD	4,223,087	SEK	38,300,000	Mar 15 2017	UBS	(23,225)
Total Forward Foreign Currency Contracts						$58,550

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
USD	United States Dollar

The accompanying notes are an integral part of the consolidated financial statements.

6

Campbell Multi-Asset Carry Fund

Consolidated Statement of Assets and Liabilities

February 28, 2017

(Unaudited)

ASSETS
Investments, at value (cost $10,588,963)	$10,588,735
Cash	1,047,792
Deposits with broker for forward foreign currency contracts and futures contracts	2,954,745
Unrealized appreciation on forward foreign currency contracts	209,650
Prepaid expenses and other assets	28,324
Total Assets	14,829,246
LIABILITIES
Payables for:
Advisory fees	4,179
Administration and accounting services fees	10,135
Custodian fees	404
Transfer agent fees	6,440
Variation margin	169,808
Unrealized depreciation on forward foreign currency contracts	151,100
Other accrued expenses and liabilities	45,861
Total Liabilities	387,927
Net Assets	$14,441,319

NET ASSETS CONSIST OF:
Capital stock, $0.001 par value	$1,700
Paid-in capital	15,883,588
Accumulated net investment income/(loss)	(218,034)
Accumulated net realized gain/(loss) from futures contracts, foreign currency transactions and forward foreign currency contracts	(1,113,666)
Net unrealized appreciation/(depreciation) on investments, futures contracts, foreign currency translations and forward foreign currency contracts	(112,269)
Net Assets	$14,441,319
INSTITUTIONAL SHARES
Net assets	$14,441,319
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	1,700,415
Net asset value, offering and redemption price per share	$8.49

The accompanying notes are an integral part of the consolidated financial statements.

7

Campbell Multi-Asset Carry Fund

Consolidated Statement of Operations

For The Six Months Ended
February 28, 2017

(Unaudited)

INVESTMENT INCOME
Interest	$21,307
Total investment income	21,307
EXPENSES
Advisory fees (Note 2)	77,612
Administration and accounting fees (Note 2)	30,800
Audit and tax service fees	19,990
Transfer agent fees (Note 2)	11,134
Legal fees	6,099
Printing and shareholder reporting fees	5,808
Directors and officers fees	5,668
Registration and filing fees	3,126
Custodian fees (Note 2)	3,204
Other expenses	8,730
Total expenses before waivers and reimbursements	172,171
Less: waivers and reimbursements (Note 2)	(77,110)
Net expenses after waivers and reimbursements	95,061
Net investment income/(loss)	(73,754)
NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Futures contracts	(1,301,092)
Foreign currency transactions	(1,568)
Forward foreign currency contracts	376,474
Net change in unrealized appreciation/(depreciation) on:
Investments	(228)
Futures contracts	(322,888)
Foreign currency translation	2,143
Forward foreign currency contracts	(85,729)
Net realized and unrealized gain/(loss) from investments	(1,332,888)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,406,642)

The accompanying notes are an integral part of the consolidated financial statements.
8

Campbell Multi-Asset Carry Fund

Consolidated Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2017 (Unaudited)	For the Period Ended August 31, 2016(1)
INCREASE/(DECREASE) IN NET ASSET FROM OPERATIONS:
Net investment income/(loss)	$(73,754)	$(115,237)
Net realized gain/(loss) from futures contracts, foreign currency transactions and forward foreign currency contracts	(926,186)	643,765
Net change in unrealized appreciation/(depreciation) on investments, futures contracts, foreign currency translation and forward foreign currency contracts	(406,702)	294,433
Net increase/(decrease) in net assets resulting from operations	(1,406,642)	822,961

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(68,163)	—
Net realized gains	(1,658,102)	—
Net decrease in net assets from dividends and distributions to shareholders	(1,726,265)	—

CAPITAL SHARE TRANSACTIONS:
Institutional Shares
Proceeds from reinvestment of distributions	1,726,265	15,025,000
Total Institutional Shares	1,726,265	15,025,000
Net increase/(decrease) in net assets from capital share transactions	1,726,265	15,025,000
Total increase/(decrease) in net assets	(1,406,642)	15,847,961

NET ASSETS:
Beginning of period	15,847,961	—
End of period	$14,441,319	$15,847,961
Accumulated net investment income/(loss), end of period	$(218,034)	$(76,117)

INCREASE/(DECREASE) IN SHARES OUTSTANDING DERIVED FROM SHARE TRANSACTIONS:
Institutional Shares
Shares reinvested	197,966	1,502,449
Total Institutional Shares	197,966	1,502,449
Net increase/(decrease) in shares outstanding derived from share transactions	197,966	1,502,449

(1)	The Fund commenced investment operations on December 21, 2015.

The accompanying notes are an integral part of the consolidated financial statements.

9

Campbell Multi-Asset Carry Fund

Consolidated Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return, ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the consolidated financial statements.

	Institutional Shares
	For the Six Months Ended February 28, 2017 (Unaudited)		For the Period Ended August 31, 2016(1)
Per Share Operating Performance
Net asset value, beginning of period	$10.55		$10.00
Net investment income/(loss)(2)	(0.05)		(0.08)
Net realized and unrealized gain/(loss) from investments	(0.82)		0.63
Net increase/(decrease) in net assets resulting from operations	(0.87)		0.55
Dividends and distributions to shareholders from:
Net investment income	(0.05)		—
Net realized gains	(1.14)		—
Total distributions	(1.19)		—
Net asset value, end of period	$8.49		$10.55
Total investment return(3)	(8.92)%		5.50%
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$14,441		$15,848
Ratio of expenses to average net assets with waivers and reimbursements	1.29	%(4)(5)	1.25	%(5)
Ratio of expenses to average net assets without waivers and reimbursements	2.33	%(5)	3.29	%(5)
Ratio of net investment income/(loss) to average net assets	(1.00	)%(5)	(1.09	)%(5)
Portfolio turnover rate	0.00	%(6)	0.00	%(6)

(1)	The Fund commenced investment operations on December 21, 2015.
(2)	Calculated based on average shares outstanding for the period.
(3)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Periods less than one year are not annualized.

(4)	Expense ratio includes interest expense. Excluding such interest expense, the ratio of expenses to average net assets would be 1.25%.
(5)	Annualized.
(6)	Not annualized.

The accompanying notes are an integral part of the consolidated financial statements.

10

Campbell Multi-Asset Carry Fund

Notes To Consolidated Financial Statements

February 28, 2017

(Unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-six active investment portfolios, including the Campbell Multi-Asset Carry Fund (the “Fund”) (formerly the Campbell Core Carry Fund), which commenced investment operations on December 21, 2015. The Fund offers Institutional Class Shares.

RBB has authorized capital of one hundred billion shares of common stock of which 84.423 billion shares are currently classified into one hundred and seventy-one classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Consolidation of Subsidiary — The Fund pursues its investment objective by allocating (i) up to 25% of its assets in its wholly-owned subsidiary, Campbell Core Carry Offshore Limited (the “Subsidiary”), that employs the Adviser’s Campbell Multi-Asset Carry Program and (ii) the remainder of its assets directly in a portfolio of investment grade securities (including government securities) for cash management purposes. Securities rated in the four highest categories by the ratings agencies are considered investment grade. The consolidated financial statements of the Fund include the financial statements of the Subsidiary. The Fund consolidates the results of subsidiaries in which the Fund holds a controlling economic interest (greater than 50%). All inter-company accounts and transactions have been eliminated. As of February 28, 2017, the net assets of the Subsidiary were $949,397, which represented 6.6% of the Fund’s net assets.

Portfolio Valuation — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings and are deemed representative of market values at the close of the market. Fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, provided such amount approximates fair value. Forward exchange contracts are valued by interpolating between spot and forward currency rates as quoted by an independent pricing service. Futures contracts are generally valued using the settlement price determined by the relevant exchange. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1	– quoted prices in active markets for identical securities;

● Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3	– significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

11

Campbell Multi-Asset Carry Fund

Notes To Consolidated Financial Statements

February 28, 2017

(Unaudited) (Continued)

The following is a summary of the inputs used, as of February 28, 2017, in valuing the Fund’s investments carried at fair value:

	Total Fair Value at February 28, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Short-Term Investments	$10,588,735	$—	$10,588,735	$—
Commodity Contracts
Futures	220,721	220,721	—	—
Equity Contracts
Futures	86,079	86,079	—	—
Interest Rate Contracts
Futures	111,616	111,616	—	—
Foreign Exchange Contracts
Forward Foreign Currency Contracts	209,650	—	209,650	—
Total Assets	$11,216,801	$418,416	$10,798,385	$—

	Total Fair Value at February 28, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Commodity Contracts
Futures	$(377,984)	$(377,984)	$—	$—
Equity Contracts
Futures	(209,265)	(209,265)	—	—
Interest Rate Contracts
Futures	(975)	(975)	—	—
Foreign Exchange Contracts
Forward Foreign Currency Contracts	(151,100)	—	(151,100)	—
Total Liabilities	$(739,324)	$(588,224)	$(151,100)	$—

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts

12

Campbell Multi-Asset Carry Fund

Notes To Consolidated Financial Statements

February 28, 2017

(Unaudited) (Continued)

and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended February 28, 2017, the Fund had no transfers between Levels 1, 2 and 3.

Disclosures About Derivative Instruments and Hedging Activities — Derivative instruments are defined as financial instruments whose value and performance are based on the value and performance of another security or financial instrument. Derivative instruments that the Fund used during the period include forward foreign currency contracts and futures contracts.

During the six months ended February 28, 2017, the Fund used long and short contracts on foreign currencies and U.S. and foreign equity market indices, U.S. and foreign government bonds, and commodities (through investment in the Subsidiary) to gain investment exposure in accordance with its investment objective.

The following tables provide quantitative disclosures about fair value amounts of, and gains and losses on, the Fund’s derivative instruments as of and for the six months ended February 28, 2017.

The following table lists the fair values of the Fund’s derivative holdings as of February 28, 2017 grouped by contract type and risk exposure category.

Derivative Type	Consolidated Statement of Assets and Liabilities Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Asset Derivatives
Forward Contracts	Unrealized appreciation on forward foreign currency contracts	$—	$—	$209,650	$—	$209,650
Futures Contracts (a)	Receivable: Variation Margin	86,079	111,616	—	220,721	418,416
Total Value - Assets		$86,079	$111,616	$209,650	$220,721	$628,066

Liability Derivatives
Forward Contracts	Unrealized depreciation on forward foreign currency contracts	$—	$—	$(151,100)	$—	$(151,100)
Futures Contracts (a)	Receivable: Variation Margin	(209,265)	(975)	—	(377,984)	(588,224)
Total Value - Liabilities		$(209,265)	$(975)	$(151,100)	$(377,984)	$(739,324)

(a)	This amount represents the cumulative appreciation/(depreciation) of futures contracts as reported in the Consolidated Portfolio of Investments.

13

Campbell Multi-Asset Carry Fund

Notes To Consolidated Financial Statements

February 28, 2017

(Unaudited) (Continued)

The following table lists the amounts of realized gains or (losses) included in net increase/(decrease) in net assets resulting from operations for the six months ended February 28, 2017, grouped by contract type and risk exposure.

Derivative Type	Consolidated Statement of Operations Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Realized Gain (Loss)
Forward Contracts	Net realized gain (loss) from Forward Foreign Currency Contracts	$—	$—	$376,474	$—	$376,474
Futures Contracts (a)	Net realized gain (loss) from Futures Contracts	922,467	(53,297)	—	(2,170,262)	(1,301,092)
Total Realized Gain (Loss)		$922,467	$(53,297)	$376,474	$(2,170,262)	$(924,618)

The following table lists the amounts of change in unrealized appreciation/(depreciation) included in net increase/(decrease) in net assets resulting from operations for the six months ended February 28, 2017, grouped by contract type and risk exposure.

Derivative Type	Consolidated Statement of Operations Location	Equity Contracts	Interest Rate Contracts	Foreign Currency Contracts	Commodity Contracts	Total
Change in unrealized appreciation (depreciation)
Forward Contracts	Net change in unrealized appreciation (depreciation) from Forward Foreign Currency Contracts	$—	$—	$(85,729)	$—	$(85,729)
Futures Contracts (a)	Net change in unrealized appreciation (depreciation) from Futures Contracts	(307,978)	125,139	—	(140,049)	(322,888)
Total change in unrealized Appreciation (Depreciation)		$(307,978)	$125,139	$(85,729)	$(140,049)	$(408,617)

For the six months ended February 28, 2017, the Fund’s quarterly average volume of derivatives is as follows:

Long Futures Notional Cost	Short Futures Notional Cost	Forward Foreign Currency Contracts— Payable (Value at Trade Date)	Forward Foreign Currency Contracts— Receivable (Value at Trade Date)
$158,542,031	$(38,501,558)	$(26,903,120)	$27,055,734

14

Campbell Multi-Asset Carry Fund

Notes To Consolidated Financial Statements

February 28, 2017

(Unaudited) (Continued)

For financial reporting purposes, the Fund does not offset fair value amounts recognized for derivative instruments and fair value amounts recognized for the right to reclaim cash collateral (receivables) or the obligation to return cash collateral (payables) arising from derivative instruments recognized at fair value executed with the same counterparty under a master netting arrangement.

The following is a summary of financial and derivative instruments that are subject to enforceable master netting agreements (or similar arrangements) and collateral received and pledged in connection with the master netting agreements (or similar arrangements).

		Gross Amount Not Offset in Statement of Assets and Liabilities				Gross Amount Not Offset in Statement of Assets and Liabilities
Description	Gross Amount Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Received	Net Amount(1)	Gross Amount Presented in the Statement of Assets and Liabilities	Financial Instruments	Collateral Pledged(2)	Net Amount(3)
	Assets				Liabilities
Forward Foreign Currency Contracts	$209,650	$(151,100)	$—	$58,550	$151,100	$(151,100)	$—	$—

(1)	Net amount represents the net amount receivable from the counterparty in the event of default.

(2)	Actual collateral pledged may be more than the amount shown.

(3)	Net amount represents the net amount payable from the counterparty in the event of default.

Use of Estimates — The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. Expenses incurred on behalf of a specific class, fund or fund family are charged directly to the class, fund or fund family to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred for all the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.s. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify or continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

15

Campbell Multi-Asset Carry Fund

Notes To Consolidated Financial Statements

February 28, 2017

(Unaudited) (Continued)

For tax purposes, the Subsidiary is an exempted Cayman Islands investment company. The Subsidiary has received an undertaking from the Government of the Cayman Islands exempting it from all local income, profits and capital gains taxes. No such taxes are levied in the Cayman Islands at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation and as such is not subject to U.S. income tax.

Foreign Currency Translation — Assets and liabilities initially expressed in non-U.S. currencies are translated into U.S. dollars based on the applicable exchange rates at the date of the last business day of the consolidated financial statement period. Purchases and sales of securities, interest income, dividends, variation margin received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rates in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices of securities held. Such changes are included with the net realized gain or loss and change in unrealized appreciation or depreciation on investments in the Consolidated Statement of Operations. Other foreign currency transactions resulting in realized and unrealized gain or loss are reported separately as net realized gain or loss and change in unrealized appreciation or depreciation on foreign currencies in the Consolidated Statement of Operations.

Currency Risk — Investment in foreign securities involves currency risk associated with securities that trade or are denominated in currencies other than the U.S. dollar and which may be affected by fluctuations in currency exchange rates. An increase in the strength of the U.S. dollar relative to a foreign currency may cause the U.S. dollar value of an investment in that country to decline. Foreign currencies also are subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government controls. Forward foreign currency exchange contracts may limit potential gains from a favorable change in value between the U.S. dollar and foreign currencies. Unanticipated changes in currency pricing may result in poorer overall performance for the Fund than if it had not engaged in these contracts.

Commodity Sector Risk — Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative instruments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, livestock disease, embargoes, tariffs and international economic, political and regulatory developments. The prices of energy, industrial metals, precious metals, agriculture and livestock sector commodities may fluctuate widely due to factors such as changes in value, supply and demand and governmental regulatory policies. The commodity-linked securities in which the Fund invests may be issued by companies in the financial services sector, and events affecting the financial services sector may cause the Fund’s share value to fluctuate.

Foreign Securities Market Risk — A substantial portion of the trades of the Fund are expected to take place on markets or exchanges outside the United States. There is no limit to the amount of assets of the Fund that may be committed to trading on foreign markets. The risk of loss in trading foreign futures and options on futures contracts can be substantial. Participation in foreign futures and options on futures contracts involves the execution and clearing of trades on, or subject to the rules of, a foreign board of trade or exchange. Some of these foreign markets, in contrast to U.S. exchanges, are so-called principals’ markets in which performance is the responsibility only of the individual counterparty with whom the trader has entered into a commodity interest transaction and not of the exchange or clearing corporation. In these kinds of markets, there is risk of bankruptcy or other failure or refusal to perform by the counterparty.

Counterparty Risk — The derivative contracts entered into by the Fund or its Subsidiary may be privately negotiated in the over-the-counter market. These contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. Relying on a counterparty exposes the Fund to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Fund to suffer a loss. If a counterparty defaults on its payment obligations to the Fund, this default will cause the value of an investment in the Fund to decrease.

16

Campbell Multi-Asset Carry Fund

Notes To Consolidated Financial Statements

February 28, 2017

(Unaudited) (Continued)

Credit Risk — Credit risk refers to the possibility that the issuer of the security or a counterparty in respect of a derivative instrument will not be able to satisfy its payment obligations to the Fund when due. Changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may also affect the value of the Fund’s investment in that issuer. Securities rated in the four highest categories by the rating agencies are considered investment grade but they may also have some speculative characteristics. Investment grade ratings do not guarantee that bonds will not lose value or default. In addition, the credit quality of securities may be lowered if an issuer’s financial condition changes.

Futures Contracts — The Fund uses futures contracts in the normal course of pursuing its investment objective. Upon entering into a futures contract, the Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as “variation margin” and is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects the Fund to risk of loss in excess of the amount shown on the Consolidated Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects the Fund to unlimited risk of loss.

Forward Foreign Currency Contracts — The Fund uses forward foreign currency contracts (“forward contracts”) in the normal course of pursuing its investment objectives. These contracts are marked-to-market daily at the applicable translation rates. The Fund records realized gains or losses at the time the forward contract is closed. A forward contract is extinguished through a closing transaction or upon delivery of the currency or entering an offsetting contract. Risks may arise upon entering these contracts from the potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar or other currencies. A Fund’s maximum risk of loss from counterparty credit risk related to forward foreign currency contracts is the fair value of the contract. The risk may be mitigated to some extent if a master netting arrangement between a Fund and the counterparty is in place and to the extent a Fund obtains collateral to cover the Fund’s exposure to the counterparty.

Cash and Cash Equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Investment Adviser and Other Services

Campbell & Company Investment Adviser LLC (“Campbell” or the “Adviser”) serves as the Fund’s investment adviser. The Adviser is a wholly-owned subsidiary of Campbell & Company, LP. For its advisory services, the Adviser is entitled to receive a monthly fee from the Fund calculated at an annual rate of 1.05% of the Fund’s average daily net assets.

Campbell has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Fund Operating Expenses (excluding certain items discussed below) to 1.25% of the Fund’s average daily net assets. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total Annual Fund Operating Expenses to exceed 1.25%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2017 and may not be terminated without the approval of the Board. If at any time the Fund’s Total Annual Fund Operating Expenses for a year are less than 1.25%, the Adviser may recoup from the Fund any waived amount or other payments remitted by the Adviser within three years from the date on which such waiver or reimbursement was made if such reimbursement does not cause the Fund to exceed expense limitations that were in effect at the time of the waiver or reimbursement.

17

Campbell Multi-Asset Carry Fund

Notes To Consolidated Financial Statements

February 28, 2017

(Unaudited) (Continued)

For the six months ended February 28, 2017, investment advisory fees accrued and waived were $77,612 and $77,110, respectively. At February 28, 2017, the amount of potential recovery by the Adviser was as follows:

Expiration
August 31, 2019	August 31, 2020	Total
$166,493	$77,110	$243,603

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) served as administrator for the Fund through September 30, 2016. Effective October 1, 2016, U.S. Bancorp Fund Services, LLC (“USBFS”) serves as administrator for the Fund. For providing administrative and accounting services, USBFS is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

In addition, BNY Mellon served as the Fund’s transfer and dividend disbursing agent through November 18, 2016. Effective November 19, 2016, USBFS serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, USBFS is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

The Bank of New York Mellon provided certain custodial services to the Fund through November 18, 2016. Effective November 19, 2016, U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Foreside Funds Distributors, LLC served as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB through November 18, 2016. Effective November 19, 2016, Quasar Distributors, LLC serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

3. Director’s and Officer’s Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. The aggregate remuneration paid to the Directors by the Fund during the period ended February 28, 2017 was $3,231. Employees of Vigilant Compliance, LLC serve as President, Chief Compliance Officer and Assistant Treasurer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. An employee of RBB serves as Treasurer and Secretary, and is compensated for services provided. Certain employees of USBFS serve as officers of the Company. They are not compensated by the Fund or the Company. For the period ended February 28, 2017, the Fund paid $2,437 in officer fees.

4. Purchases and Sales of Investment Securities

For the six months ended February 28, 2017, there were no purchases and sales of investment securities for the Fund, excluding short-term investments for cash management purposes.

5. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the consolidated financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

18

Campbell Multi-Asset Carry Fund

Notes To Consolidated Financial Statements

February 28, 2017

(Unaudited) (Concluded)

As of February 28, 2017, the federal tax cost and aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows*:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$10,588,963	$224	$(452)	$(228)

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.

The following permanent differences as of August 31, 2016, primarily attributable to short-term realized gains being offset with current net operating loss, reclassification of capital gains and income received from wholly-owned controlled foreign corporation, reclassifications of short-term capital gain distributions and reclassifications for treatment of certain foreign currency transactions were reclassified among the following accounts:

Undistributed Net Investment Income	Accumulated Net Realized Gains	Paid-In Capital
$39,120	$826,857	$(865,977)

As of August 31, 2016, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gains	Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses	Other Temporary Differences
$837,011	$678,777	$173,150	$—	$—

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains of the Subsidiary for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

There were no dividends and distributions paid during the period ended August 31, 2016.

Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2016, the Fund had no capital loss carryforwards.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were issued, and has determined that there were no significant events requiring recognition or disclosure in the consolidated financial statements.

19

Campbell Multi-Asset Carry Fund

Other Information

(Unaudited)

PROXY VOTING

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 will be available without charge, upon request, by calling (844) 261-6488 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

QUARTERLY PORTFOLIO SCHEDULES

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (800) SEC-0330.

20

Investment Adviser
Campbell & Company Investment Adviser LLC
2850 Quarry Lake Drive
Baltimore, Maryland 21209

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
777 East Wisconsin Avenue, Floor 6
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103

Legal Counsel
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103-6996

FREE MARKET U.S. EQUITY FUND
FREE MARKET INTERNATIONAL EQUITY FUND
FREE MARKET FIXED INCOME FUND

of

The RBB Fund, Inc.

Semi-Annual Report

February 28, 2017
(Unaudited)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

FREE MARKET FUNDS

Semi-Annual Investment Adviser’s Report

February 28, 2017

(Unaudited)

February 28, 2017

Dear Shareholder,

The Free Market Funds (the “Funds”) have continued to gain assets and have surpassed $6.9 billion. We would like to extend a warm and grateful thank you to all investors who have embraced our Free Market Portfolio Strategies.

Over the past six months ended 02/28/2017, investors experienced broad based positive returns in the equity markets. International equity markets over the past six months have seen a steady increase, returning 7.5% as measured by the MSCI All Country World Index. U.S. stocks performed even better than international stocks, over the same time period, with large stocks returning 10.01% as represented by the S&P 500® index, but small and small value stocks in the U.S. performed even better, returning 12.61% and 15.80% respectively as measured by the Russell 2000® and Russell 2000® Value Indices. In contrast to the broad equity markets, bond markets came in negative over the last six months as a result of rising interest rates, posting a loss of 1.21% as measured by the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index

Matson Money, Inc. (“Matson Money”) strives to deliver the performance of capital markets and add value through Free Market Investment strategies and Structured Market Portfolios. Grounded in the conviction that Free Markets work, Matson Money avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that we believe reward investors as intelligently and effectively as possible. Our disciplined approach to life-long investing aims to provide both the individual investor and the financial professional with the academic foundation upon which to help achieve investment goals.

In the landmark study done by Eugene Fama and Kenneth French and published in “The Cross-Section of Expected Stock Returns”1 it is documented that, over the long term, investors could have received a premium for investing in small cap stocks and value stocks. These returns seem to be compensation for risk. In fixed income, risk as measured by volatility can be well described by bond maturity and credit quality. Matson Money’s vehicles deliberately target specific risk and return tradeoffs. The Funds are broadly diversified and designed to work together in your total investment plan.

We invite you to contact your financial professional or explore our website, www.MatsonMoney.com, to learn more about the concepts and strategies of Matson Money’s investing.

We appreciate your support and confidence in our firm’s investment philosophy, process and people.

Kenneth E. Gatliff
Portfolio Manager
Matson Money, Inc.

1	Fama, E.F. and K.R. French. 1992. “The Cross-section of Expected Stock Returns”. The Journal of Finance. 47:427-465.

1

FREE MARKET FUNDS

Semi-Annual Investment Adviser’s Report (Concluded)

February 28, 2017

(Unaudited)

Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index is an unmanaged index composed of all bonds covered by the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index with a maturity between one and 9.99 years.

MSCI All Country World Index is a total return, free-float adjusted market capitalization weighted index that captures large and midcap representation across 24 Developed and 21 Emerging Markets countries. With 2,483 constituents, the index covers approximately 85% of the global investable equity opportunity set.

The Russell 2000® Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000® Index, as ranked by market capitalization.

The Russell 2000® Value Index measures the performance of those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

One cannot invest directly in an index.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investing in micro-cap or small cap companies involve additional risks such as limited liquidity and greater volatility than large companies. Certain of the underlying Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

Shares of the Funds are distributed by Quasar Distributors, LLC.

2

FREE MARKET FUNDS

Performance Data

February 28, 2017 (Unaudited)

Free Market U.S. Equity Fund

Total Returns for the Periods Ended February 28, 2017
		Average Annual
	Six Months*	1 Year	3 Years	5 Years	Since Inception**
Free Market U.S. Equity Fund	13.65%	31.82%	8.05%	13.74%	9.35%
Russell 2500® Index	10.72%	31.75%	7.33%	13.10%	7.96%
Composite Index***	12.45%	32.86%	9.08%	13.68%	7.79%

*	Not annualized.
**	The Fund commenced operations on December 31, 2007.
***	The Composite Index is comprised of the S&P 500® Index, Russell 1000® Value Index, Russell 2000® Index and Russell 2000® Value Index, weighted 25%, 25%, 25% and 25%, respectively.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Fund’s annual operating expense ratio, as stated in the current prospectus, is 0.90% (included in the ratio is 0.31% attributable to acquired fund fees and expenses).

The Fund’s aggregate total return since inception is based on an increase in net asset value from $10.00 per share on December 31, 2007 (commencement of operations) to $17.55 per share on February 28, 2017.

Portfolio composition is subject to change.

The Free Market U.S. Equity Fund’s underlying funds invest in small-cap and micro-cap stocks, large-cap stocks and other equity securities. In addition to the ordinary risks of equity investing, small companies entail special risk. Small companies tend to have more risk than large companies. An investor in the Fund will incur the expenses of the underlying funds in addition to the Fund’s expenses.

Free Market International Equity Fund

Total Returns for the Periods Ended February 28, 2017
		Average Annual
	Six Months*	1 Year	3 Years	5 Years	Since Inception**
Free Market International Equity Fund	8.87%	24.81%	0.69%	5.72%	2.49%
MSCI World (excluding U.S.) Index	5.05%	16.57%	-0.63%	4.70%	0.10%
Composite Index***	6.24%	20.85%	0.56%	4.65%	0.77%

*	Not annualized.
**	The Fund commenced operations on December 31, 2007.
***	The Composite Index is comprised of the MSCI EAFE Index, MSCI EAFE Value Index, MSCI EAFE Small Company Index and MSCI Emerging Markets Free Index, weighted 25%, 25%, 25% and 25%, respectively.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Fund’s annual operating expense ratio, as stated in the current prospectus, is 1.14% (included in the ratio is 0.51% attributable to acquired fund fees and expenses).

The Fund’s aggregate total return since inception is based on a decrease in net asset value from $10.00 per share on December 31, 2007 (commencement of operations) to $9.75 per share on February 28, 2017.

Portfolio composition is subject to change.

The Free Market International Equity Fund’s underlying funds invest in common stock, preferred stock, securities convertible into stocks and other equity securities issued by foreign companies. In addition to the ordinary risks of equity investing, foreign and small companies entail special risk. The return on foreign equities may be adversely affected by currency fluctuations. Emerging markets may be subject to social instability and lack of market liquidity. Small companies tend to have more risk than large companies. An investor in the Fund will incur the expenses of the underlying funds in addition to the Fund’s expenses.

3

FREE MARKET FUNDS

Performance Data

February 28, 2017 (Unaudited)

Free Market Fixed Income Fund

Total Returns for the Periods Ended February 28, 2017
		Average Annual
	Six Months*	1 Year	3 Years	5 Years	Since Inception**
Free Market Fixed Income Fund	-0.74%	0.51%	0.77%	0.59%	1.61%
Citigroup World Govt. Bond 1-5 Year Currency Hedged U.S. Dollar Index	-0.02%	0.72%	1.36%	1.35%	2.23%
Composite Index***	-0.86%	0.57%	1.28%	1.12%	2.32%

*	Not annualized.
**	The Fund commenced operations on December 31, 2007.
***

The Composite Index is comprised of the Three-Month Treasury Bill Index, Bloomberg Barclays Intermediate Government/Credit Bond Index, BofA Merrill Lynch 1-3 Year US Government/Corporate Index and Barclays Capital Aggregate Bond Index, weighted 25%, 25%, 25% and 25%, respectively.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Fund’s annual operating expense ratio, as stated in the current prospectus, is 0.79% (included in the ratio is 0.20% attributable to acquired fund fees and expenses).

The Fund’s aggregate total return since inception is based on an increase in net asset value from $10.00 per share on December 31, 2007 (commencement of operations) to $10.28 per share on February 28, 2017.

Portfolio composition is subject to change.

The Free Market Fixed Income Fund’s underlying funds invest in fixed income securities. The underlying funds may invest their assets in bonds and other debt securities issued by domestic and foreign governments and companies. Debt instruments involve the risk that their prices will fall when interest rates rise, and they are subject to the risk that the borrower may default. In addition, the return on foreign debt securities may be adversely affected by currency fluctuations. An investor in the Fund will incur expenses of the underlying funds in addition to the Fund’s expenses.

4

FREE MARKET FUNDS

Fund Expense Examples

February 28, 2017

(Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2016 through February 28, 2017, and held for the entire period.

Actual Expenses

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Free Market U.S. Equity Fund
	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period
Actual	$1,000.00	$ 1,136.50	$3.13
Hypothetical (5% return before expenses)	1,000.00	1,021.87	2.96

	Free Market International Equity Fund
	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period
Actual	$1,000.00	$ 1,088.70	$3.16
Hypothetical (5% return before expenses)	1,000.00	1,021.77	3.06

5

FREE MARKET FUNDS

Fund Expense Examples (Concluded)

February 28, 2017

(Unaudited)

	Free Market Fixed Income Fund
	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period
Actual	$1,000.00	$ 992.60	$2.96
Hypothetical (5% return before expenses)	1,000.00	1,021,82	3.01

*

Expenses are equal to an annualized six-month expense ratio of 0.59%, 0.61% and 0.60% for the Free Market U.S. Equity Fund, Free Market International Equity Fund and Free Market Fixed Income Fund, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365 to reflect the one-half year period. The annualized expense ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. The range of weighted expense ratios of the underlying funds held by the Funds, as stated in the underlying funds’ current prospectuses, were as follows:

Free Market U.S. Equity Fund	Free Market International Equity Fund	Free Market Fixed Income Fund
0.01%-0.03%	0.01%-0.11%	0.01%-0.05%

Each Fund’s ending account values on the first line in each table are based on the actual six-month total return for each Fund of 13.65% for the Free Market U.S. Equity Fund, 8.87% for the Free Market International Equity Fund and -0.74% for the Free Market Fixed Income Fund.

6

FREE MARKET FUNDS

FREE MARKET U.S. EQUITY FUND

Portfolio of Investments

February 28, 2017

(Unaudited)

	Number of Shares	Value
EQUITY FUNDS — 99.8%
U.S. Large Cap Value Portfolio III (a)	30,406,205	$783,567,899
U.S. Large Company Portfolio (a)	21,257,069	391,980,361
U.S. Micro Cap Portfolio (b)	18,680,406	387,244,826
U.S. Small Cap Portfolio (b)	11,312,514	387,340,493
U.S. Small Cap Value Portfolio (b)	17,232,885	642,958,922
TOTAL EQUITY FUNDS
(Cost $1,869,635,648)		2,593,092,501

SHORT-TERM INVESTMENTS — 0.1%
STIT-Government & Agency Portfolio, 0.48%	1,381,370	1,381,370
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,381,370)		1,381,370
TOTAL INVESTMENTS — 99.9%
(Cost $1,871,017,018)		2,594,473,871
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,713,616
NET ASSETS — 100.0%		$2,596,187,487

Portfolio Holdings Summary Table

	% of Net Assets	Value
Equity Funds	99.8%	$2,593,092,501
Short-Term Investments	0.1%	1,381,370
Other Assets In Excess Of Liabilities	0.1%	1,713,616
NET ASSETS	100.0%	$2,596,187,487

(a)	A portfolio of Dimensional Investment Group Inc.
(b)	A portfolio of DFA Investment Dimensions Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

7

FREE MARKET FUNDS

FREE MARKET INTERNATIONAL EQUITY FUND

Portfolio of Investments

February 28, 2017

(Unaudited)

	Number of Shares	Value
INTERNATIONAL EQUITY FUNDS — 99.8%
Asia Pacific Small Company Portfolio (a)	1,183,353	$25,252,759
Canadian Small Company Series (b)	2,130,062	22,877,546
Continental Small Company Portfolio (a)	1,387,691	31,722,613
Continental Small Company Series (b)	393,438	29,580,601
DFA International Small Cap Value Portfolio (a)	37,664,263	757,051,684
DFA International Value Portfolio III (c)	34,393,103	505,922,546
DFA International Value Series (b)	2,809,226	59,218,492
Emerging Markets Portfolio (a)	4,068,244	101,258,603
Emerging Markets Small Cap Portfolio (a)	4,634,204	95,742,658
Emerging Markets Value Portfolio (a)	3,552,364	94,563,917
Japanese Small Company Portfolio (a)	1,830,723	43,461,363
Large Cap International Portfolio (a)	4,618,899	94,687,427
United Kingdom Small Company Portfolio (a)	186,330	5,228,408
United Kingdom Small Company Series (b)	508,706	30,324,849
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,748,541,309)		1,896,893,466

SHORT-TERM INVESTMENTS — 0.1%
STIT-Government & Agency Portfolio, 0.47%	1,409,101	1,409,101
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,409,101)		1,409,101
TOTAL INVESTMENTS — 99.9%
(Cost $1,749,950,410)		1,898,302,567
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,837,839
NET ASSETS — 100.0%		$1,900,140,406

Portfolio Holdings Summary Table

	% of Net Assets	Value
International Equity Funds	99.8%	$1,896,893,466
Short-Term Investments	0.1%	1,409,101
Other Assets In Excess Of Liabilities	0.1%	1,837,839
NET ASSETS	100.0%	$1,900,140,406

(a)	A portfolio of DFA Investment Dimensions Group Inc.
(b)	A portfolio of DFA Investment Trust Company.
(c)	A portfolio of Dimensional Investment Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

8

FREE MARKET FUNDS

FREE MARKET FIXED INCOME FUND

Portfolio of Investments

February 28, 2017

(Unaudited)

	Number of Shares	Value
FIXED INCOME FUNDS — 99.4%
DFA Five-Year Global Fixed Income Portfolio (a)	52,434,319	$573,631,454
DFA Inflation-Protected Securities Portfolio (a)	9,662,546	114,597,790
DFA Intermediate Government Fixed Income Portfolio (a)	11,062,966	137,623,301
DFA One-Year Fixed Income Portfolio (a)	32,328,088	332,979,309
DFA Short-Term Government Portfolio (a)	8,631,715	91,668,813
DFA Two-Year Global Fixed Income Portfolio (a)	34,584,158	344,804,060
iShares 1-3 Year Credit Bond ETF	5,237,512	551,300,513
iShares Intermediate Credit Bond ETF	1,261,996	137,772,104
TOTAL FIXED INCOME FUNDS
(Cost $2,290,828,236)		2,284,377,344

SHORT-TERM INVESTMENTS — 0.6%
STIT-Government & Agency Portfolio, 0.48%	13,560,034	13,560,034
TOTAL SHORT-TERM INVESTMENTS
(Cost $13,560,034)		13,560,034
TOTAL INVESTMENTS — 100.0%
(Cost $2,304,388,270)		2,297,937,378
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		697,814
NET ASSETS — 100.0%		$2,298,635,192

Portfolio Holdings Summary Table

	% of Net Assets	Value
Fixed Income Funds	99.4%	$2,284,377,344
Short-Term Investments	0.6%	13,560,034
Other Assets In Excess Of Liabilities	0.0%	697,814
NET ASSETS	100.0%	$2,298,635,192

(a)	A portfolio of DFA Investment Dimensions Group Inc.
ETF	Exchange-Traded Fund

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

9

FREE MARKET FUNDS

Statement of Assets and Liabilities

February 28, 2017

(Unaudited)

	Free Market U.S. Equity Fund	Free Market International Equity Fund	Free Market Fixed Income Fund
ASSETS
Investments in non-affiliated funds, at value *	$2,593,092,501	$1,896,893,466	$2,284,377,344
Short-term investments, at value *	1,381,370	1,409,101	13,560,034
Cash and cash equivalents	49,014	41,421	283,291
Receivables
Receivable for capital shares sold	4,150,390	3,462,634	4,173,752
Dividends and interest receivable	690	710	4,941
Prepaid expenses and other assets	30,667	40,959	45,984
Total assets	2,598,704,632	1,901,848,291	2,302,445,346
LIABILITIES
Payables
Capital shares redeemed	1,147,311	646,533	695,652
Advisory fees	979,216	721,443	859,952
Administration and accounting fees	194,311	216,792	342,087
Transfer agent fees	47,875	35,509	46,594
Investments purchased	—	—	1,799,949
Other accrued expenses and liabilities	148,432	87,608	65,920
Total liabilities	2,517,145	1,707,885	3,810,154
Net assets	$2,596,187,487	$1,900,140,406	$2,298,635,192

NET ASSETS CONSISTS OF:
Par value	$147,959	$194,947	$223,540
Paid-in capital	1,802,587,923	1,752,643,280	2,303,371,718
Undistributed/accumulated net investment income/(loss)	(2,404,290)	(127,709)	(731,806)
Accumulated net realized gain/(loss) from investments	72,399,042	(922,269)	2,222,632
Net unrealized appreciation/(depreciation) on investments	723,456,853	148,352,157	(6,450,892)
Net assets	$2,596,187,487	$1,900,140,406	$2,298,635,192
Shares outstanding ($0.001 par value, 300,000,000 shares authorized)	147,959,246	194,946,993	223,539,609
Net asset value, offering and redemption price per share	$17.55	$9.75	$10.28
*Identified Cost:
Investments in non-affiliated funds, at cost	$1,869,635,648	$1,748,541,309	$2,290,828,236
Short-term investments, at cost	1,381,370	1,409,101	13,560,034

The accompanying notes are an integral part of the financial statements.

10

FREE MARKET FUNDS

Statement of Operations

For the Six Months Ended February 28, 2017

(Unaudited)

	Free Market U.S. Equity Fund	Free Market International Equity Fund	Free Market Fixed Income Fund
INVESTMENT INCOME
Dividends from non-affiliated funds	$16,892,618	$19,207,423	$16,053,670
Interest income	9,201	2,931	15,602
Total investment income	16,901,819	19,210,354	16,069,272

EXPENSES
Advisory fees (Note 2)	5,993,322	4,328,720	5,327,972
Administration and accounting fees (Note 2)	441,889	340,045	557,759
Transfer agent fees (Note 2)	171,694	127,371	161,850
Legal fees	141,386	71,431	96,506
Directors and officers fees	77,367	54,740	63,975
Custodian fees (Note 2)	68,376	54,952	36,672
Printing and shareholder reporting fees	44,919	43,138	44,803
Audit fees	21,238	30,951	31,930
Other expenses	173,026	255,805	118,948
Total expenses	7,133,217	5,307,153	6,440,415
Net investment income/(loss)	9,768,602	13,903,201	9,628,857

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Non-affiliated funds	1,542,904	(12,459,087)	—
Capital gain distributions from non-affiliated fund investments	75,947,995	24,261,637	2,537,822
Net change in unrealized appreciation/(depreciation) on:
Non-affiliated funds	226,532,289	126,110,180	(26,553,150)
Net realized and unrealized gain/(loss) on investments	304,023,188	137,912,730	(24,015,328)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$313,791,790	$151,815,931	$(14,386,471)

The accompanying notes are an integral part of the financial statements.

11

FREE MARKET U.S. EQUITY FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2017 (Unaudited)	For the Year Ended August 31, 2016
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$9,768,602	$23,947,403
Net realized gain/(loss) from investments	77,490,899	105,389,548
Net change in unrealized appreciation/(depreciation) on investments	226,532,289	67,953,624
Net increase/(decrease) in net assets resulting from operations	313,791,790	197,290,575

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(21,140,850)	(18,905,890)
Net realized capital gains	(96,166,053)	(141,345,143)
Net decrease in net assets from dividends and distributions to shareholders	(117,306,903)	(160,251,033)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	235,318,344	450,649,645
Reinvestment of distributions	117,302,124	160,251,033
Shares redeemed	(255,959,362)	(316,329,032)
Net increase/(decrease) in net assets from capital shares	96,661,106	294,571,646
Total increase/(decrease) in net assets	293,145,993	331,611,188

NET ASSETS:
Beginning of period	2,303,041,494	1,971,430,306
End of period	$2,596,187,487	$2,303,041,494
Undistributed/accumulated net investment income/(loss), end of period	$(2,404,290)	$8,967,958

SHARES TRANSACTIONS:
Shares sold	13,875,108	29,513,009
Dividends and distributions reinvested	6,792,248	10,690,529
Shares redeemed	(15,009,153)	(20,493,548)
Net increase/(decrease) in shares outstanding	5,658,203	19,709,990

The accompanying notes are an integral part of the financial statements.

12

FREE MARKET INTERNATIONAL EQUITY FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2017 (Unaudited)	For the Year Ended August 31, 2016
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$13,903,201	$39,474,447
Net realized gain/(loss) from investments	11,802,550	20,369,711
Net change in unrealized appreciation/(depreciation) on investments	126,110,180	(2,762,967)
Net increase/(decrease) in net assets resulting from operations	151,815,931	57,081,191

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(34,715,335)	(26,567,968)
Net realized capital gains	(19,714,628)	(25,538,160)
Net decrease in net assets from dividends and distributions to shareholders	(54,429,963)	(52,106,128)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	196,115,285	372,267,753
Reinvestment of distributions	54,427,744	52,101,372
Shares redeemed	(120,240,902)	(199,985,943)
Net increase/(decrease) in net assets from capital shares	130,302,127	224,383,182
Total increase/(decrease) in net assets	227,688,095	229,358,245

NET ASSETS:
Beginning of period	1,672,452,311	1,443,094,066
End of period	$1,900,140,406	$1,672,452,311
Undistributed/accumulated net investment income/(loss), end of period	$(127,709)	$20,684,425

SHARES TRANSACTIONS:
Shares sold	20,685,961	42,211,355
Dividends and distributions reinvested	5,909,636	5,880,516
Shares redeemed	(12,679,326)	(22,542,599)
Net increase/(decrease) in shares outstanding	13,916,271	25,549,272

The accompanying notes are an integral part of the financial statements.

13

FREE MARKET FIXED INCOME FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2017 (Unaudited)	For the Year Ended August 31, 2016
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$9,628,857	$11,215,378
Net realized gain/(loss) from investments	2,537,822	1,739,792
Net change in unrealized appreciation/(depreciation) on investments	(26,553,150)	31,859,933
Net increase/(decrease) in net assets resulting from operations	(14,386,471)	44,815,103

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(15,200,601)	(6,855,840)
Net realized capital gains	—	(3,174,042)
Net decrease in net assets from dividends and distributions to shareholders	(15,200,601)	(10,029,882)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	327,908,018	474,436,165
Reinvestment of distributions	15,200,301	10,029,882
Shares redeemed	(141,343,357)	(397,297,819)
Net increase/(decrease) in net assets from capital shares	201,764,962	87,168,228
Total increase/(decrease) in net assets	172,177,890	121,953,449

NET ASSETS:
Beginning of period	2,126,457,302	2,004,503,853
End of period	$2,298,635,192	$2,126,457,302
Undistributed/accumulated net investment income/(loss), end of period	$(731,806)	$4,839,938

SHARES TRANSACTIONS:
Shares sold	31,823,755	45,946,543
Dividends and distributions reinvested	1,476,685	980,512
Shares redeemed	(13,684,017)	(38,480,626)
Net increase/(decrease) in shares outstanding	19,616,423	8,446,429

The accompanying notes are an integral part of the financial statements.

14

FREE MARKET FUNDS

FREE MARKET U.S. EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2017 (Unaudited)		For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012
Per Share Operating Performance
Net asset value, beginning of period	$16.18		$16.08	$17.37	$14.66	$11.70	$10.33
Net investment income/(loss)(1)	0.07		0.18	0.13	0.09	0.12	0.08
Net realized and unrealized gain/(loss) on investments	2.13		1.18	(0.71)	3.18	3.07	1.43
Net increase/(decrease) in net assets resulting from operations	2.20		1.36	(0.58)	3.27	3.19	1.51
Dividends and distributions to shareholders from:
Net investment income/(loss)	(0.15)		(0.15)	(0.11)	(0.10)	(0.15)	(0.06)
Net realized capital gains/(loss)	(0.68)		(1.11)	(0.60)	(0.46)	(0.08)	(0.08)
Total dividends and distributions to shareholders	(0.83)		(1.26)	(0.71)	(0.56)	(0.23)	(0.14)
Net asset value, end of period	$17.55		$16.18	$16.08	$17.37	$14.66	$11.70
Total investment return(2)	13.65	%(4)	9.10%	(3.55)%	22.49%	27.61%	14.77%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$2,596,187		$2,303,041	$1,971,430	$1,943,442	$1,355,653	$933,514
Ratio of expenses to average net assets(3)	0.59	%(5)	0.59%	0.60%	0.60%	0.62%	0.64%
Ratio of net investment income/(loss) to average net assets(3)	0.81	%(5)	1.15%	0.74%	0.54%	0.91%	0.73%
Portfolio turnover rate	6.08	%(4)	1%	6%	3%	6%	4%

(1)	The selected per share data is calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.

15

FREE MARKET FUNDS

FREE MARKET INTERNATIONAL EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2017 (Unaudited)		For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012
Per Share Operating Performance
Net asset value, beginning of period	$9.24		$9.28	$10.92	$9.36	$8.04	$8.78
Net investment income/(loss)(1)	0.07		0.23	0.17	0.19	0.18	0.18
Net realized and unrealized gain/(loss) on investments	0.74		0.05	(1.39)	1.71	1.36	(0.64)
Net increase/(decrease) in net assets resulting from operations	0.81		0.28	(1.22)	1.90	1.54	(0.46)
Dividends and distributions to shareholders from:
Net investment income/(loss)	(0.19)		(0.16)	(0.22)	(0.19)	(0.15)	(0.17)
Net realized capital gains/(loss)	(0.11)		(0.16)	(0.20)	(0.15)	(0.07)	(0.11)
Total dividends and distributions to shareholders	(0.30)		(0.32)	(0.42)	(0.34)	(0.22)	(0.28)
Net asset value, end of period	$9.75		$9.24	$9.28	$10.92	$9.36	$8.04
Total investment return(2)	8.87	%(4)	3.13%	(11.25)%	20.49%	19.44%	(4.98)%

Ratio/Supplemental Data
Net assets, end of period(000’s omitted)	$1,900,140		$1,672,452	$1,443,094	$1,414,618	$964,096	$648,710
Ratio of expenses to average net assets(3)	0.61	%(5)	0.63%	0.64%	0.62%	0.65%	0.65%
Ratio of net investment income/(loss) to average net assets(3)	1.59	%(5)	2.60%	1.72%	1.84%	1.96%	2.21%
Portfolio turnover rate	0.73	%(4)	1%	3%	2%	3%	3%

(1)	The selected per share data is calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.

16

FREE MARKET FUNDS

FREE MARKET FIXED INCOME FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2017 (Unaudited)		For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Year Ended August 31, 2012
Per Share Operating Performance
Net asset value, beginning of period	$10.43		$10.25	$10.31	$10.24	$10.54	$10.48
Net investment income/(loss)(1)	0.05		0.06	0.06	0.04	0.05	0.11
Net realized and unrealized gain/(loss) on investments	(0.12)		0.17	(0.02)	0.09	(0.21	0.09
Net increase/(decrease) in net assets resulting from operations	(0.07)		0.23	0.04	0.13	(0.16	0.20
Dividends and distributions to shareholders from:
Net investment income/(loss)	(0.08)		(0.03)	(0.07)	(0.04)	(0.08)	(0.14)
Net realized capital gains/(loss)	—		(0.02)	(0.03)	(0.02)	(0.06)	— (2)
Total dividends and distributions to shareholders	(0.08)		(0.05)	(0.10)	(0.06)	(0.14)	(0.14)
Net asset value, end of period	$10.28		$10.43	$10.25	$10.31	$10.24	$10.54
Total investment return(2)	(0.74	)%(4)	2.26%	0.37%	1.34%	(1.50)%	1.90%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$2,298,635		$2,126,457	$2,004,504	$1,824,633	$1,316,799	$946,975
Ratio of expenses to average net assets(3)	0.60	%(5)	0.59%	0.60%	0.61%	0.62%	0.63%
Ratio of net investment income/(loss) to average net assets(3)	0.89	%(5)	0.54%	0.55%	0.37%	0.52%	1.08%
Portfolio turnover rate	0.00	%(4)	31%	2%	0%	0%	1%

(1)	The selected per share data is calculated using the average shares outstanding method for the period.
(2)

Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(3)	The Fund also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(4)	Not annualized.
(5)	Annualized.

The accompanying notes are an integral part of the financial statements.

17

FREE MARKET FUNDS

Notes to Financial Statements

February 28, 2017

(Unaudited)

1.	Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-six active investment portfolios, including the Free Market U.S. Equity Fund, the Free Market International Equity Fund, and the Free Market Fixed Income Fund (each a “Fund,” collectively the “Funds”). Each Fund operates as a “fund of funds” and commenced investment operations on December 31, 2007.

RBB has authorized capital of one hundred billion shares of common stock of which 84.423 billion shares are currently classified into one hundred and seventy-one classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

PORTFOLIO VALUATION — Investments in the underlying funds are valued at each Fund’s net asset value (“NAV”) determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). As required, some securities and assets may be valued at fair value as determined in good faith by the Company’s Board of Directors (the “Board”). Direct investments in fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2017, in valuing the Funds’ investments carried at fair value:

FREE MARKET U.S. EQUITY FUND

	Total Value at February 28, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Funds	$2,593,092,501	$2,593,092,501	$—	$—
Short-Term Investments	1,381,370	1,381,370	—	—
Total	$2,594,473,871	$2,594,473,871	$—	$—

*	Please refer to the Portfolio of Investments for further details.

18

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

February 28, 2017

(Unaudited)

FREE MARKET INTERNATIONAL EQUITY FUND

	Total Value at February 28, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Equity Funds	$1,896,893,466	$1,754,891,978	$142,001,488	$—
Short-Term Investments	1,409,101	1,409,101	—	—
Total	$1,898,302,567	$1,756,301,079	$142,001,488	$—

*	Please refer to the Portfolio of Investments for further details.

FREE MARKET FIXED INCOME FUND

	Total Value at February 28, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Fixed Income Funds	$2,284,377,344	$2,284,377,344	$—	$—
Short-Term Investments	13,560,034	13,560,034	—	—
Total	$2,297,937,378	$2,297,937,378	$—	$—

*	Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

There were no significant transfers between Levels 1, 2 and 3 for the Funds for the six months ended February 28, 2017.

USE OF ESTIMATES — The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of

19

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

February 28, 2017

(Unaudited)

assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Each Fund’s investment income, expenses and unrealized and realized gains and losses are allocated daily. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the net asset value of the Funds. In addition to the net annual operating expenses that the Funds bear directly, the shareholders indirectly bear the Funds’ pro-rata expenses of the underlying mutual funds in which each Fund invests.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date for each Fund with the exception of the Free Market Fixed Income Fund which declares and pays quarterly dividends from net investment income. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Fund’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2.	Investment Adviser and Other Services

Matson Money, Inc. (“Matson Money” or the “Adviser”), serves as each Fund’s investment adviser. For its advisory services, the Adviser is entitled to receive 0.50% of the first $1 billion of each Fund’s average daily net assets, 0.49% of each Fund’s average daily net assets over $1 billion to $5 billion and 0.47% of each Fund’s average daily net assets over $5 billion, computed daily and payable monthly. The Adviser has voluntarily agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Operating Expenses to 1.13%, 1.35% and 1.00% of the average daily net assets of the Free Market U.S. Equity Fund, Free Market International Equity Fund and Free Market Fixed Income Fund, respectively. The Adviser may discontinue these arrangements at any time.

20

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

February 28, 2017

(Unaudited)

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) served as administrator for the Funds through September 30, 2016. Effective October 1, 2016, U.S. Bancorp Fund Services, LLC (“USBFS”) serves as administrator for the Funds. For providing administrative and accounting services, USBFS is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

In addition, BNY Mellon served as the Funds’ transfer and dividend disbursing agent through November 18, 2016. Effective November 19, 2016, USBFS serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, USBFS is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

The Bank of New York Mellon provided certain custodial services to the Funds through November 18, 2016. Effective November 19, 2016, U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Foreside Funds Distributors, LLC served as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB through November 18, 2016. Effective November 19, 2016, Quasar Distributors, LLC serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

3.	Director’s and Officer’s Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. The aggregate remuneration paid to the Directors by the Funds during the period ended February 28, 2017 was $111,767. Employees of Vigilant Compliance, LLC serve as President, Chief Compliance Officer and Assistant Treasurer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. An employee of RBB serves as Treasurer and Secretary, and is compensated for services provided. Certain employees of USBFS serve as officers of the Company. They are not compensated by the Funds or the Company. For the period ended February 28, 2017, the Funds paid $84,315 in officer fees.

4.	Purchases and Sales of Investment Securities

For the six months ended February 28, 2017, aggregate purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchases	Sales
Free Market U.S. Equity Fund	$268,654,175	$148,011,929
Free Market International Equity Fund	123,731,000	12,900,000
Free Market Fixed Income Fund	193,439,449	—

5.	Federal Income Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

21

FREE MARKET FUNDS

Notes to Financial Statements (Continued)

February 28, 2017

(Unaudited)

As of February 28, 2017, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows*:

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Free Market U.S. Equity Fund	$1,871,017,018	$723,456,853	$—	$723,456,853
Free Market International Equity Fund	1,749,950,410	166,149,688	(17,797,531)	148,352,157
Free Market Fixed Income Fund	2,304,388,270	4,069,937	(10,520,829)	(6,450,892)

*	Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year.

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2016, primarily attributable to redesignation of dividends paid and reclassifications of short-term capital gain distributions, were reclassified among the following accounts:

	Undistributed Net Investment Income	Accumulated Net Realized Gain/(Loss)	Paid-In Capital
Free Market U.S. Equity Fund	$56,682	$(56,682)	$—
Free Market International Equity Fund	(161)	161)	—
Free Market Fixed Income Fund	480,398	(480,398)	—

As of August 31, 2016, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/ (Depreciation)	Other Temporary Differences
Free Market U.S. Equity Fund	$8,967,958	$96,165,463	$491,833,298	$—
Free Market International Equity Fund	19,468,069	19,713,811	10,734,330	—
Free Market Fixed Income Fund	4,839,938	—	19,787,068	—

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

The tax characters of distributions paid during the fiscal year ended August 31, 2016 were as follows:

		Ordinary Income	Long-Term Gains	Total
Free Market U.S. Equity Fund	2016	$18,905,890	$141,345,143	$160,251,033
Free Market International Equity Fund	2016	26,659,496	25,446,632	52,106,128
Free Market Fixed Income Fund	2016	7,113,666	2,916,216	10,029,882

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

22

FREE MARKET FUNDS

Notes to Financial Statements (Concluded)

February 28, 2017

(Unaudited)

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2016, the Funds did not have any capital loss carryforwards.

6.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

23

FREE MARKET FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling Free Market Funds at (866) 780-0357, ext. 3863 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (800) SEC-0330.

24

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Administrator and Transfer Agent

Matson Money, Inc.
5955 Deerfield Blvd.
Mason, OH 45040

Administrator and Transfer Agent

U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201

Principal Underwriter

Quasar Distributors, LLC

777 East Wisconsin Avenue, Floor 6

Milwaukee, WI 53202

Custodian

U.S. Bank, N.A.

1555 North Rivercenter Drive, Suite 302

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042

Legal Counsel

Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103-6996

MATSON MONEY U.S. EQUITY VI PORTFOLIO
MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO
MATSON MONEY FIXED INCOME VI PORTFOLIO

of

The RBB Fund, Inc.

Semi-Annual Report

February 28, 2017
(Unaudited)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

MATSON MONEY VI PORTFOLIOS

Semi-Annual Investment Adviser’s Report

February 28, 2017

(Unaudited)

February 28, 2017

Dear Shareholder,

The Matson Money VI Funds (the “Funds”) have gained assets since their launch in early February 2014 and have already surpassed the $55 million mark. We would like to extend a warm and grateful thank you to all investors who have embraced our Free Market Portfolio Strategies.

Over the past six months ended 02/28/2017, investors experienced broad based positive returns in the equity markets. International equity markets over the past six months have seen a steady increase, returning 7.5% as measured by the MSCI All Country World Index. U.S. stocks outpaced international stocks, over the same time period, with large stocks returning 10.01% as represented by the S&P 500® index, but small and small value stocks in the U.S. performed even better, returning 12.61% and 15.80% respectively as measured by the Russell 2000® and Russell 2000® Value Indices. In contrast to the broad equity markets, rising interest rates drove bond markets negative over the last six months, with Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index posting a loss of 1.21%.

Matson Money, Inc. (“Matson Money”) strives to deliver the performance of capital markets and add value through Free Market Investment strategies and Structured Market Portfolios. Grounded in the conviction that Free Markets work, Matson Money avoids the cost-generating activity of stock picking and market timing. Instead, we focus on the dimensions of capital markets that we believe reward investors as intelligently and effectively as possible. Our disciplined approach to life-long investing aims to provide both the individual investor and the financial professional with the academic foundation upon which to help achieve investment goals.

In the landmark study done by Eugene Fama and Kenneth French and published in “The Cross-Section of Expected Stock Returns”1 it is documented that, over the long term, investors could have received a premium for investing in small cap stocks and value stocks. These returns seem to be compensation for risk. In fixed income, risk as measured by volatility can be well described by bond maturity and credit quality. Matson Money’s vehicles deliberately target specific risk and return tradeoffs. The Funds are broadly diversified and designed to work together in your total investment plan.

We invite you to contact your financial professional or explore our website, www.MatsonMoney.com, to learn more about the concepts and strategies of Matson Money’s investing.

We appreciate your support and confidence in our firm’ s investment philosophy, process and people.

Kenneth E. Gatliff
Portfolio Manager
Matson Money, Inc.

1	Fama, E.F. and K. R. French. 1992. “The Cross-section of Expected Stock Returns”. The Journal of Finance. 47: 427–465.

1

MATSON MONEY VI PORTFOLIOS

Semi-Annual Investment Adviser’s Report (Concluded)

February 28, 2017

(Unaudited)

Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index is an unmanaged index composed of all bonds covered by the Bloomberg Barclays U.S. Intermediate Government/Credit Bond Index with a maturity between one and 9.99 years.

MSCI All Country World Index is a total return, free-float adjusted market capitalization weighted index that captures large and midcap representation across 24 Developed and 21 Emerging Markets countries. With 2,483 constituents, the index covers approximately 85% of the global investable equity opportunity set.

The Russell 2000® Index consists of the smallest 2,000 companies in a group of 3,000 U.S. companies in the Russell 3000® Index, as ranked by market capitalization.

The Russell 2000® Value Index measures the performance of those Russell 2000® Index companies with lower price-to-book ratios and lower forecasted growth values.

The S&P 500® Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.

One cannot invest directly in an index.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk. Principal loss is possible. Investing in micro-cap or small cap companies involve additional risks such as limited liquidity and greater volatility than large companies. Certain of the underlying Funds invest in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods. These risks are greater in emerging markets. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

Shares of the Funds are distributed by Quasar Distributors, LLC.

2

MATSON MONEY VI PORTFOLIOS

Performance Data

February 28, 2017 (Unaudited)

Matson Money U.S. Equity VI Portfolio

Total Returns for the Periods Ended February 28, 2017
		Average Annual
	Six Months*	1 Year	Since Inception
Matson Money U.S. Equity VI Portfolio	13.27%	31.07%	8.15%**
Russell 2500® Index	10.72%	31.75%	7.33%****
Composite Index***	12.45%	32.86%	9.08%****

*	Not annualized.
**	The Portfolio commenced operations on February 18, 2014.
***	The Composite Index is comprised of the S&P 500® Index, Russell 1000® Value Index, Russell 2000® Index and Russell 2000® Value Index, weighted 25%, 25%, 25% and 25%, respectively.
****

Index information is not available as of the date of the inception of the Portfolio. The average annual returns for the Russell 2500® Index and the Composite Index are presented as of March 1, 2014. If the Portfolio had commenced operations on March 1, 2014, its average annual return since inception would have been 7.63%.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Portfolio’s annual operating expense ratio, as stated in the current prospectus is 1.23% (included in the ratio is 0.30% attributable to acquired fund fees and expenses).

The Portfolio’s aggregate total return since inception is based on an increase in net asset value from $25.00 per share on February 18, 2014 (commencement of operations) to $29.11 per share on February 28, 2017.

Portfolio composition is subject to change.

The Matson Money U.S. Equity VI Portfolio’s underlying funds invest in small-cap and micro-cap stocks, large-cap stocks and other equity securities. In addition to the ordinary risks of equity investing, small companies entail special risk. Small companies tend to have more risk than large companies. An investor in the Portfolio will incur the expenses of the underlying funds in addition to the Portfolio’s expenses.

3

MATSON MONEY VI PORTFOLIOS

Performance Data

February 28, 2017 (Unaudited)

Matson Money International Equity VI Portfolio

Total Returns for the Periods Ended February 28, 2017
		Average Annual
	Six Months*	1 Year	Since Inception
Matson Money International Equity VI Portfolio	8.47%	24.17%	0.42%**
MSCI World (excluding U.S.) Index	5.05%	16.57%	-0.63%****
Composite Index***	6.24%	20.85%	0.95%****

*	Not annualized.
**	The Portfolio commenced operations on February 18, 2014.
***	The Composite Index is comprised of the MSCI EAFE Index, MSCI EAFE Value Index, MSCI EAFE Small Company Index, and MSCI Emerging Markets Index, weighted 25%, 25%, 25% and 25%, respectively.
****

Index information is not available as of the date of the inception of the Portfolio. The average annual returns for the MSCI World (excluding U.S.) Index and the Composite Index are presented as of March 1, 2014. If the Portfolio had commenced operations on March 1, 2014, its average annual return since inception would have been -0.09%.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Portfolio’s annual operating expense ratio, as stated in the current prospectus is 1.52% (included in the ratio is 0.50% attributable to acquired fund fees and expenses).

The Portfolio’s aggregate total return since inception is based on a decrease in net asset value from $25.00 per share on February 18, 2014 (commencement of operations) to $23.67 per share on February 28, 2017.

Portfolio composition is subject to change.

The Matson Money International Equity VI Portfolio’s underlying funds invest in common stock, preferred stock, securities convertible into stocks and other equity securities issued by foreign companies. In addition to the ordinary risks of equity investing, foreign and small companies entail special risk. The return on foreign equities may be adversely affected by currency fluctuations. Emerging markets may be subject to social instability and lack of market liquidity. Small companies tend to have more risk than large companies. An investor in the Portfolio will incur the expenses of the underlying funds in addition to the Portfolio’s expenses.

4

MATSON MONEY VI PORTFOLIOS

Performance Data

February 28, 2017 (Unaudited)

Matson Money Fixed Income VI Portfolio

Total Returns for the Periods Ended February 28, 2017
		Average Annual
	Six Months*	1 Year	Since Inception
Matson Money Fixed Income VI Portfolio	-0.81%	0.14%	0.36%**
Citigroup World Govt. Bond 1-5 Year Currency Hedged U.S. Dollar Index	-0.02%	0.72%	1.36%****
Composite Index***	-0.86%	0.57%	1.28%****

*	Not annualized.
**	The Portfolio commenced operations on February 18, 2014.
***

The Composite Index is comprised of the Three-Month Treasury Bill Index, Barclays Capital Intermediate Government Bond Index, BofA Merrill Lynch 1-3 Year US Government/Corporate Index and Bloomberg Barclays Aggregate Bond Index, weighted 25%, 25%, 25% and 25%, respectively.

****

Index information is not available as of the date of the inception of the Portfolio. The average annual returns for the Citigroup World Govt. Bond 1-5 Year Currency Hedged U.S. Dollar Index and the Composite Index are presented as of March 1, 2014. If the Portfolio had commenced operations on March 1, 2014, its average annual return since inception would have been 0.28%.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Portfolio distributions or on the redemption of Portfolio shares. For performance data current to the most recent month-end, please call 1-866-780-0357 ext. 3863. The Portfolio’s annual operating expense ratio, as stated in the current prospectus is 1.05% (included in the ratio is 0.20% attributable to acquired fund fees and expenses).

The Portfolio’s aggregate total return since inception is based on a decrease in net asset value from $25.00 per share on February 18, 2014 (commencement of operations) to $24.87 per share on February 28, 2017.

Portfolio composition is subject to change.

The Matson Money Fixed Income VI Portfolio’s underlying funds invest in fixed income securities. The underlying funds may invest their assets in bonds and other debt securities issued by domestic and foreign governments and companies. Debt instruments involve the risk that their prices will fall when interest rates rise, and they are subject to the risk that the borrower may default. In addition, the return on foreign debt securities may be adversely affected by currency fluctuations. An investor in the Portfolio will incur expenses of the underlying funds in addition to the Portfolio’s expenses.

5

MATSON MONEY VI PORTFOLIOS

Fund Expense Examples

February 28, 2017

(Unaudited)

As a shareholder of the Portfolio(s), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Portfolio expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2016 through February 28, 2017, and held for the entire period.

Actual Expenses

The first line of the accompanying tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying tables provides information about hypothetical account values and hypothetical expenses based on each Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Portfolio and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Matson Money U.S. Equity VI Portfolio
	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period
Actual	$1,000.00	$1,132.70	$4.23
Hypothetical (5% return before expenses)	1,000.00	1,020.83	4.01

	Matson Money International Equity VI Portfolio
	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period
Actual	$1,000.00	$1,084.70	$4.60
Hypothetical (5% return before expenses)	1,000.00	1,020.38	4.46

6

MATSON MONEY VI PORTFOLIOS

Fund Expense Examples (Concluded)

February 28, 2017

(Unaudited)

	Matson Money Fixed Income VI Portfolio
	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period
Actual	$1,000.00	$ 991.90	$3.85
Hypothetical (5% return before expenses)	1,000.00	1,020.93	3.91

*

Expenses are equal to an annualized six-month expense ratio of 0.80%, 0.89% and 0.78% for Matson Money U.S. Equity VI Portfolio, Matson Money International Equity VI Portfolio and Matson Money Fixed Income VI Portfolio, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365 to reflect the one-half year period. The annualized expense ratios do not reflect fees and expenses associated with the underlying funds. If such fees and expenses had been included, the expenses would have been higher. The range of weighted expense ratios of the underlying funds held by the Portfolios, as stated in the underlying funds’ current prospectuses, were as follows:

Matson Money U.S. Equity VI Portfolio	Matson Money International Equity VI Portfolio	Matson Money Fixed Income VI Portfolio
0.01%-0.09%	0.01%-0.05%	0.01%-0.05%

Each Portfolio’s ending account values on the first line in each table are based on the actual six-month total return for each Portfolio of 13.27% for Matson Money U.S. Equity VI Portfolio, 8.47% for the Matson Money International Equity VI Portfolio and -0.81% for the Matson Money Fixed Income VI Portfolio.

7

MATSON MONEY VI PORTFOLIOS

MATSON MONEY U.S. EQUITY VI PORTFOLIO

Portfolio of Investments

February 28, 2017

(Unaudited)

	Number of Shares	Value
EQUITY FUNDS — 98.1%
U.S. Large Cap Value Portfolio III (a)	195,374	$5,034,792
U.S. Large Company Portfolio (a)	141,688	2,612,726
U.S. Micro Cap Portfolio (b)	137,895	2,858,560
U.S. Small Cap Portfolio (b)	83,795	2,869,144
U.S. Small Cap Value Portfolio (b)	50,760	1,893,869
VA U.S. Large Value Portfolio (b)	30,977	775,669
VA U.S. Targeted Value Portfolio (b)	146,060	2,851,082
TOTAL EQUITY FUNDS
(Cost $17,176,722)		18,895,842

SHORT-TERM INVESTMENTS — 2.0%
STIT-Government & Agency Portfolio, 0.47%	382,529	382,529
TOTAL SHORT-TERM INVESTMENTS
(Cost $382,529)		382,529
TOTAL INVESTMENTS — 100.1%
(Cost $17,559,251)		19,278,371
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(24,852)
NET ASSETS — 100.0%		$19,253,519

Portfolio Holdings Summary Table
	% of Net Assets	Value
Equity Funds	98.1%	$18,895,842
Short-Term Investments	2.0%	382,529
Liabilities In Excess Of Other Assets	(0.1)%	(24,852)
NET ASSETS	100.0%	$19,253,519

(a)	A portfolio of Dimensional Investment Group Inc.
(b)	A portfolio of DFA Investment Dimensions Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

8

MATSON MONEY VI PORTFOLIOS

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

Portfolio of Investments

February 28, 2017

(Unaudited)

	Number of Shares	Value
INTERNATIONAL EQUITY FUNDS — 98.3%
DFA International Small Cap Value Portfolio (a)	191,887	$3,856,938
DFA International Value Portfolio III (b)	277,500	4,082,022
Emerging Markets Portfolio (a)	28,955	720,701
Emerging Markets Small Cap Portfolio (a)	32,545	672,382
Emerging Markets Value Portfolio (a)	25,170	670,037
Large Cap International Portfolio (a)	26,725	547,854
VA International Small Portfolio (b)	195,483	2,347,745
VA International Value Portfolio (b)	57,647	666,398
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $13,494,873)		13,564,077

SHORT-TERM INVESTMENTS — 1.9%
STIT-Government & Agency Portfolio, 0.47%	259,075	259,075
TOTAL SHORT-TERM INVESTMENTS
(Cost $259,075)		259,075
TOTAL INVESTMENTS — 100.2%
(Cost $13,753,948)		13,823,152
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(21,530)
NET ASSETS — 100.0%		$13,801,622

Portfolio Holdings Summary Table
	% of Net Assets	Value
International Equity Funds	98.3%	$13,564,077
Short-Term Investments	1.9%	259,075
Liabilities In Excess Of Other Assets	(0.2)%	(21,530)
NET ASSETS	100.0%	$13,801,622

(a)	A portfolio of DFA Investment Dimensions Group Inc.
(b)	A portfolio of Dimensional Investment Group Inc.

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

9

MATSON MONEY VI PORTFOLIOS

MATSON MONEY FIXED INCOME VI PORTFOLIO

Portfolio of Investments

February 28, 2017

(Unaudited)

	Number of Shares	Value
FIXED INCOME FUNDS — 98.5%
DFA Five-Year Global Fixed Income Portfolio (a)	219,348	$2,399,663
DFA Inflation Protected Securities Portfolio (a)	100,825	1,195,779
DFA Intermediate Government Fixed Income Portfolio (a)	116,039	1,443,531
DFA One-Year Fixed Income Portfolio (a)	267,572	2,755,989
DFA Short-Term Government Portfolio (a)	89,689	952,496
DFA Two-Year Global Fixed Income Portfolio (a)	361,324	3,602,400
iShares 1-3 Year Credit Bond ETF	54,715	5,759,301
iShares Intermediate Credit Bond ETF	13,239	1,445,302
VA Global Bond Portfolio (a)	336,945	3,598,573
VA Short-Term Fixed Portfolio (a)	46,384	473,117
TOTAL FIXED INCOME FUNDS
(Cost $23,782,029)		23,626,151

SHORT-TERM INVESTMENTS — 1.5%
STIT-Government & Agency Portfolio, 0.47%	363,436	363,436
TOTAL SHORT-TERM INVESTMENTS
(Cost $363,436)		363,436
TOTAL INVESTMENTS — 100.0%
(Cost $24,145,465)		23,989,587
LIABILITIES IN EXCESS OF OTHER ASSETS — 0.0%		(5,330)
NET ASSETS — 100.0%		$23,984,257

Portfolio Holdings Summary Table
	% of Net Assets	Value
Fixed Income Funds	98.5%	$23,626,151
Short-Term Investments	1.5%	363,436
Liabilities In Excess Of Other Assets	0.0%	(5,330)
NET ASSETS	100.0%	$23,984,257

(a)	A portfolio of DFA Investment Dimensions Group Inc.
ETF	Exchange-Traded Fund

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

10

MATSON MONEY VI PORTFOLIOS

Statement of Assets and Liabilities

February 28, 2017

(Unaudited)

	Matson Money U.S. Equity VI Portfolio	Matson Money International Equity VI Portfolio	Matson Money Fixed Income VI Portfolio
ASSETS
Investments in non-affiliated funds, at value *	$18,895,842	$13,564,077	$23,626,151
Short-term investments, at value *	382,529	259,075	363,436
Cash and cash equivalents	10,635	10,772	23,746
Receivables
Receivable for capital shares sold	—	—	4,387
Dividends and interest receivable	104	54	145
Prepaid expenses and other assets	179	126	252
Total assets	19,289,289	13,834,104	24,018,117
LIABILITIES
Payables
Advisory fees	7,349	5,301	9,116
Transfer agent fees	4,653	2,559	413
Capital shares redeemed	2,444	4,125	95
Administration and accounting fees	1,278	642	2,526
Other accrued expenses and liabilities	20,046	19,855	21,710
Total liabilities	35,770	32,482	33,860
Net assets	$19,253,519	$13,801,622	$23,984,257

NET ASSETS CONSIST OF:
Par value	$661	$583	$964
Paid-in capital	16,998,039	13,845,869	24,120,735
Undistributed/accumulated net investment income/(loss)	(25,427)	(9,923)	(3,376)
Accumulated net realized gain/(loss) from investments	561,126	(104,111)	21,812
Net unrealized appreciation/(depreciation) on investments	1,719,120	69,204	(155,878)
Net assets	$19,253,519	$13,801,622	$23,984,257
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	661,458	583,044	964,356
Net asset value, offering and redemption price per share	$29.11	$23.67	$24.87
*Identified Cost:
Investments in non-affiliated funds, at cost	$17,176,722	$13,494,873	$23,782,029
Short-term investments, at cost	382,529	259,075	363,436

The accompanying notes are an integral part of the financial statements.

11

MATSON MONEY VI PORTFOLIOS

Statement of Operations

For the Six Months Ended February 28, 2017

(Unaudited)

	Matson Money U.S. Equity VI Portfolio	Matson Money International Equity VI Portfolio	Matson Money Fixed Income VI Portfolio
INVESTMENT INCOME
Dividends from non-affiliated funds	$162,522	$198,139	$195,940
Interest income	315	177	446
Total investment income	162,837	198,316	196,386

EXPENSES
Advisory fees (Note 2)	45,608	32,097	56,092
Audit fees	13,748	14,837	12,060
Custodian fees (Note 2)	5,217	1,994	7,287
Administration and accounting fees (Note 2)	3,657	2,923	5,042
Printing and shareholder reporting fees	2,100	2,058	2,805
Transfer agent fees (Note 2)	346	249	1,292
Directors and officers fees	215	116	567
Legal fees	67	—	261
Other expenses	2,423	2,545	2,302
Total expenses	73,381	56,819	87,708
Net investment income/(loss)	89,456	141,497	108,678

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from:
Non-affiliated funds	98,100	(95,894)	(644)
Capital gain distributions from non-affiliated fund investments	528,164	129,891	31,398
Net change in unrealized appreciation/(depreciation) on:
Non-affiliated funds	1,580,836	893,555	(313,097)
Net realized and unrealized gain/(loss) on investments	2,207,100	927,552	(282,343)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$2,296,556	$1,069,049	$(173,665)

The accompanying notes are an integral part of the financial statements.

12

MATSON MONEY U.S. EQUITY VI PORTFOLIO

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2017 (Unaudited)	For the Year Ended August 31, 2016
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$89,456	$113,218
Net realized gain/(loss) from investments	626,264	624,602
Net change in unrealized appreciation/(depreciation) on investments	1,580,836	737,034
Net increase/(decrease) in net assets resulting from operations	2,296,556	1,474,854

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(135,895)	(86,042)
Net realized capital gains	(659,715)	(484,664)
Net decrease in net assets from dividends and distributions to shareholders	(795,610)	(570,706)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,449,639	3,821,426
Reinvestment of distributions	795,610	570,706
Shares redeemed	(1,983,914)	(1,403,047)
Net increase/(decrease) in net assets from capital shares	261,335	2,989,085
Total increase/(decrease) in net assets	1,762,281	3,893,233

NET ASSETS:
Beginning of period	17,491,238	13,598,005
End of period	$19,253,519	$17,491,238
Undistributed/accumulated net investment income/(loss), end of period	$(25,427)	$21,012

SHARES TRANSACTIONS:
Shares sold	50,582	154,292
Dividends and distributions reinvested	27,789	22,957
Shares redeemed	(69,619)	(54,701)
Net increase/(decrease) in shares outstanding	8,752	122,548

The accompanying notes are an integral part of the financial statements.

13

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2017 (Unaudited)	For the Year Ended August 31, 2016
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$141,497	$221,669
Net realized gain/(loss) from investments	33,997	88,934
Net change in unrealized appreciation/(depreciation) on investments	893,555	109,395
Net increase/(decrease) in net assets resulting from operations	1,069,049	419,998

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(247,347)	(116,572)
Net realized capital gains	(166,208)	(114,309)
Net decrease in net assets from dividends and distributions to shareholders	(413,555)	(230,881)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,104,621	3,132,772
Reinvestment of distributions	413,555	230,881
Shares redeemed	(939,546)	(626,448)
Net increase/(decrease) in net assets from capital shares	578,630	2,737,205
Total increase/(decrease) in net assets	1,234,124	2,926,322

NET ASSETS:
Beginning of period	12,567,498	9,641,176
End of period	$13,801,622	$12,567,498
Undistributed/accumulated net investment income/(loss), end of period	$(9,923)	$95,927

SHARES TRANSACTIONS:
Shares sold	47,903	146,738
Dividends and distributions reinvested	18,446	10,645
Shares redeemed	(40,930)	(28,686)
Net increase/(decrease) in shares outstanding	25,419	128,697

The accompanying notes are an integral part of the financial statements.

14

MATSON MONEY FIXED INCOME VI PORTFOLIO

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2017 (Unaudited)	For the Year Ended August 31, 2016
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$108,678	$40,521
Net realized gain/(loss) from investments	30,754	113,595
Net change in unrealized appreciation/(depreciation) on investments	(313,097)	172,554
Net increase/(decrease) in net assets resulting from operations	(173,665)	326,670

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(107,491)	—
Net realized capital gains	(106,213)	(25,180)
Net decrease in net assets from dividends and distributions to shareholders	(213,704)	(25,180)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,262,221	5,735,947
Reinvestment of distributions	213,703	25,180
Shares redeemed	(1,031,235)	(2,234,023)
Net increase/(decrease) in net assets from capital shares	2,444,689	3,527,104
Total increase/(decrease) in net assets	2,057,320	3,828,594

NET ASSETS:
Beginning of period	21,926,937	18,098,343
End of period	$23,984,257	$21,926,937
Undistributed/accumulated net investment income/(loss), end of period	$(3,376)	$(4,563)

SHARES TRANSACTIONS:
Shares sold	130,666	228,717
Dividends and distributions reinvested	8,635	1,015
Shares redeemed	(41,265)	(89,259)
Net increase/(decrease) in shares outstanding	98,036	140,473

The accompanying notes are an integral part of the financial statements.

15

MATSON MONEY VI PORTFOLIOS

MATSON MONEY U.S. EQUITY VI PORTFOLIO

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2017 (Unaudited)		For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Period February 18, 2014(1) through August 31, 2014
Per Share Operating Performance
Net asset value, beginning of period	$26.80		$25.65	$26.79	$25.00
Net investment income/(loss)(2)	0.14		0.19	0.03	(0.06)
Net realized and unrealized gain/(loss) on investments	3.40		1.96	(1.07)	1.85
Net increase/(decrease) in net assets resulting from operations	3.54		2.15	(1.04)	1.79
Dividends and distributions to shareholders from:
Net investment income/(loss)	(0.21)		(0.15)	(0.10)	—
Net realized capital gains/(loss)	(1.02)		(0.85)	—	—
Total dividends and distributions to shareholders	(1.23)		(1.00)	(0.10)	—
Net asset value, end of period	$29.11		$26.80	$25.65	$26.79
Total investment return(3)	13.27	%(4)	8.68%	(3.92)%	7.16	%(4)

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$19,254		$17,491	$13,598	$7,816
Ratio of expenses to average net assets with waivers, if any(5)	0.80	%(6)	0.93%	1.13%	1.13	%(6)
Ratio of expenses to average net assets without waivers, if any(5)	0.80	%(6)	0.93%	1.44%	4.07	%(6)
Ratio of net investment income/(loss) to average net assets with waivers(5)	0.98	%(6)	0.74%	0.12%	(0.47	)%(6)
Portfolio turnover rate	9.35	%(4)	7.38%	13.65%	1.32	%(4)

(1)	Commencement of operations.
(2)	The selected per share data is calculated using the average shares outstanding method for the period.
(3)

Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.
(5)	The Portfolio also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.
16

MATSON MONEY VI PORTFOLIOS

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2017 (Unaudited)		For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Period February 18, 2014(1) through August 31, 2014
Per Share Operating Performance
Net asset value, beginning of period	$22.54		$22.48	$25.82	$25.00
Net investment income/(loss)(2)	0.25		0.44	0.22	0.07
Net realized and unrealized gain/(loss) on investments	1.62		0.10	(3.26)	0.75
Net increase/(decrease) in net assets resulting from operations	1.87		0.54	(3.04)	0.82
Dividends and distributions to shareholders from:
Net investment income/(loss)	(0.44)		(0.24)	(0.30)	—
Net realized capital gains/(loss)	(0.30)		(0.24)	— (3)	—
Total dividends and distributions to shareholders	(0.74)		(0.48)	(0.30)	—
Net asset value, end of period	$23.67		$22.54	$22.48	$25.82
Total investment return(4)	8.47	%(5)	2.47%	(11.77)%	3.28	%(5)

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$13,802		$12,567	$9,641	$5,408
Ratio of expenses to average net assets with waivers, if any(6)	0.89	%(7)	1.02%	1.35%	1.35	%(7)
Ratio of expenses to average net assets without waivers, if any(6)	0.89	%(7)	1.02%	1.67%	5.07	%(7)
Ratio of net investment income to average net assets with waivers(6)	2.20	%(7)	2.03%	0.91%	0.49	%(7)
Portfolio turnover rate	5.71	%(7)	4.52%	14.90%	2.47	%(5)

(1)	Commencement of operations.
(2)	The selected per share data is calculated using the average shares outstanding method for the period.
(3)	Amount less than $(0.005) per share.
(4)

Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)	Not annualized.
(6)	The Portfolio also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(7)	Annualized.

The accompanying notes are an integral part of the financial statements.

17

MATSON MONEY VI PORTFOLIOS

MATSON MONEY FIXED INCOME VI PORTFOLIO

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	For the Six Months Ended February 28, 2017 (Unaudited)		For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Period February 18, 2014(1) through August 31, 2014
Per Share Operating Performance
Net asset value, beginning of period	$25.31		$24.93	$25.08	$25.00
Net investment income/(loss)(2)	0.12		0.05	0.03	(0.05)
Net realized and unrealized gain/(loss) on investments	(0.32)		0.36	(0.04)	0.13
Net increase/(decrease) in net assets resulting from operations	(0.20)		0.41	(0.01)	0.08
Dividends and distributions to shareholders from:
Net investment income/(loss)	(0.12)		—	(0.14)	—
Net realized capital gains/(loss)	(0.12)		(0.03)	—	—
Total dividends and distributions to shareholders	(0.24)		(0.03)	(0.14)	—
Net asset value, end of period	$24.87		$25.31	$24.93	$25.08
Total investment return(3)	(0.81	)%(4)	1.66%	(0.06)%	0.32	%(4)

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$23,984		$21,927	$18,098	$9,927
Ratio of expenses to average net assets with waivers, if any(5)	0.78	%(6)	0.85%	1.00%	1.00	%(6)
Ratio of expenses to average net assets without waivers, if any(5)	0.78	%(6)	0.85%	1.37%	3.40	%(6)
Ratio of net investment income/(loss) to average net assets with waivers(5)	0.97	%(6)	0.21%	0.10%	(0.40	)%(6)
Portfolio turnover rate	2.44	%(4)	40.27%	10.90%	0.55	%(4)

(1)	Commencement of operations.
(2)	The selected per share data is calculated using the average shares outstanding method for the period.
(3)

Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Not annualized.
(5)	The Portfolio also will indirectly bear its prorated share of expenses of the underlying funds. Such expenses are not included in the calculation of this ratio.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

18

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements

February 28, 2017

(Unaudited)

1.	Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-six active investment portfolios, including the Matson Money U.S. Equity VI Portfolio, the Matson Money International Equity VI Portfolio and the Matson Money Fixed Income VI Portfolio (each a “Portfolio,” collectively the “Portfolios”). Each Portfolio operates as a “fund of funds” and commenced investment operations on February 18, 2014. Shares of the Portfolios are offered to separate accounts of participating life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies.

RBB has authorized capital of one hundred billion shares of common stock of which 84.423 billion shares are currently classified into one hundred and seventy-one classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

PORTFOLIO VALUATION — Investments in the underlying funds are valued at each Portfolio’s net asset value (“NAV”) determined as of the close of business on the New York Stock Exchange (generally 4:00 p.m. Eastern time). As required, some securities and assets may be valued at fair value as determined in good faith by the Company’s Board of Directors (the “Board”). Direct investments in fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Portfolios’ investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of February 28, 2017, in valuing the Portfolios’ investments carried at fair value:

MATSON MONEY U.S. EQUITY VI PORTFOLIO

	Total Fair Value at February 28, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Funds	$18,895,842	$18,895,842	$—	$—
Short-Term Investments	382,529	382,529	—	—
Total	$19,278,371	$19,278,371	$—	$—

*	Please refer to the Portfolio of Investments for further details.

19

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (Continued)

February 28, 2017

(Unaudited)

MATSON MONEY INTERNATIONAL EQUITY VI PORTFOLIO

	Total Fair Value at February 28, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
International Equity Funds	$13,564,077	$13,564,077	$—	$—
Short-Term Investments	259,075	259,075	—	—
Total	$13,823,152	$13,823,152	$—	$—

*	Please refer to the Portfolio of Investments for further details.

MATSON MONEY FIXED INCOME VI PORTFOLIO

	Total Fair Value at February 28, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Fixed Income Funds	$23,626,151	$23,626,151	$—	$—
Short-Term Investments	363,436	363,436	—	—
Total	$23,989,587	$23,989,587	$—	$—

*	Please refer to the Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Portfolios may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Portfolio to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Portfolios to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Portfolio had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when a Portfolio had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended February 28, 2017, there were no transfers between Levels 1, 2 and 3 for the Portfolios.

USE OF ESTIMATES — The Portfolios are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of

20

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (Continued)

February 28, 2017

(Unaudited)

assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Portfolios record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Portfolios estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Each Portfolio’s investment income, expenses and unrealized and realized gains and losses are allocated daily. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Portfolios. In addition to the net annual operating expenses that the Portfolios bear directly, the shareholders indirectly bear the Portfolios’ pro-rata expenses of the underlying mutual funds in which each Portfolio invests.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on the ex-dividend date for each Portfolio. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is each Portfolio’s intention to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

OTHER — In the normal course of business, the Portfolios may enter into contracts that provide general indemnifications. Each Portfolio’s maximum exposure under these arrangements is dependent on claims that may be made against the Portfolios in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

2.	Investment Adviser and Other Services

Matson Money, Inc. (“Matson Money” or the “Adviser”), serves as each Portfolio’s investment adviser. For its advisory services, the Adviser is entitled to an advisory fee at the annual rate of 0.50% of the first $1 billion of each Portfolio’s average daily net assets, 0.49% of each Portfolio’s average daily net assets over $1 billion to $5 billion and 0.47% of each Portfolio’s average daily net assets over $5 billion, computed daily and payable monthly. The Adviser has contractually agreed to waive its advisory fee and/or reimburse expenses in order to limit Total Annual Portfolio Operating Expenses (excluding certain items disclosed below) to 1.13%, 1.35% and 1.00% of the average daily net assets of the Matson Money U.S. Equity VI Portfolio, Matson Money International Equity VI Portfolio and Matson Money Fixed Income VI Portfolio, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account:

21

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (Continued)

February 28, 2017

(Unaudited)

acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation is in effect until December 31, 2017 and may not be terminated without the approval of the Board. The Adviser may discontinue these arrangements at any time after December 31, 2017.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) served as administrator for the Portfolios through September 30, 2016. Effective October 1, 2016, U.S. Bancorp Fund Services, LLC (“USBFS”) serves as administrator for the Portfolios. For providing administrative and accounting services, USBFS is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

In addition, BNY Mellon served as the Portfolios’ transfer and dividend disbursing agent through November 18, 2016. Effective November 19, 2016, USBFS serves as the Portfolios’ transfer and dividend disbursing agent. For providing transfer agent services, USBFS is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

The Bank of New York Mellon provided certain custodial services to the Portfolios through November 18, 2016. Effective November 19, 2016, U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Portfolios. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Foreside Funds Distributors, LLC served as the principal underwriter and distributor of the Portfolios’ shares pursuant to a Distribution Agreement with RBB through November 18, 2016. Effective November 19, 2016, Quasar Distributors, LLC serves as the principal underwriter and distributor of the Portfolios’ shares pursuant to a Distribution Agreement with RBB.

3.	Director’s and Officer’s Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. The aggregate remuneration paid to the Directors by the Portfolios during the period ended February 28, 2017 was $512. Employees of Vigilant Compliance, LLC serve as President, Chief Compliance Officer and Assistant Treasurer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. An employee of RBB serves as Treasurer and Secretary, and is compensated for services provided. Certain employees of USBFS serve as officers of the Company. They are not compensated by the Portfolios or the Company. For the period ended February 28, 2017, the Portfolios paid $386 in officer fees.

4.	Purchases and Sales of Investment Securities

For the six months ended February 28, 2017, aggregate purchases and sales of investment securities (excluding short-term investments) of the Portfolios were as follows:

	Purchases	Sales
Matson Money U.S. Equity VI Portfolio	$1,748,067	$1,691,728
Matson Money International Equity VI Portfolio	1,101,628	731,892
Matson Money Fixed Income VI Portfolio	3,111,041	542,452

5.	Federal Income Tax Information

The Portfolios have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Portfolios to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Portfolios have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Portfolios are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

22

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (Continued)

February 28, 2017

(Unaudited)

As of February 28, 2017, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Portfolio were as follows*:

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Matson Money U.S. Equity VI Portfolio	$17,559,251	$1,719,120	$—	$1,719,120
Matson Money International Equity VI Portfolio	13,753,948	258,801	(189,597)	69,204
Matson Money Fixed Income VI Portfolio	24,145,465	14,140	(170,018)	(155,878)

*	Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year.

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2016, primarily attributable to reclassifications of short-term capital gain distributions, were reclassified among the following accounts:

	Undistributed Net Investment Income	Accumulated Net Realized Gain/(Loss)	Paid-In Capital
Matson Money U.S. Equity VI Portfolio	$27,361	$(27,361)	$—
Matson Money International Equity VI Portfolio	2,820	(2,820)	—
Matson Money Fixed Income VI Portfolio	21,451	(7,960)	(13,491)

As of August 31, 2016, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation (Depreciation)	Qualified Late-Year Losses
Matson Money U.S. Equity VI Portfolio	$21,012	$653,371	$79,490	$—
Matson Money International Equity VI Portfolio	95,927	166,207	(962,459)	—
Matson Money Fixed Income VI Portfolio	—	104,780	149,684	(4,563)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

23

MATSON MONEY VI PORTFOLIOS

Notes to Financial Statements (Concluded)

February 28, 2017

(Unaudited)

The tax characters of distributions paid during the fiscal year ended August 31, 2016 were as follows:

		Ordinary Income	Long-Term Gains	Total
Matson Money U.S. Equity VI Portfolio	2016	$86,042	$484,664	$570,706
Matson Money International Equity VI Portfolio	2016	116,572	114,309	230,881
Matson Money Fixed Income VI Portfolio	2016	—	25,180	25,180

Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.

Pursuant to federal income tax rules applicable to regulated investment companies, the Portfolios may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the year ended August 31, 2016, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2016.

For the fiscal year ended August 31, 2016, the Portfolios deferred to September 1, 2016, the following qualified late-year losses:

	Late-Year Ordinary Loss Deferral	Short-Term Capital Loss Deferral	Long-Term Capital Loss Deferral
Matson Money U.S. Equity VI Portfolio	$—	$—	$—
Matson Money International Equity VI Portfolio	—	—	—
Matson Money Fixed Income VI Portfolio	(4,563)	—	—

Under the Regulated Investment Company Modernization Act of 2010, the Portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2016, the Portfolios did not have any capital loss carryforwards.

6.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Portfolios through the date the financial statements were issued and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

24

MATSON MONEY VI PORTFOLIOS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Portfolios voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling Matson Money VI Portfolios at (866) 780-0357, ext. 3863 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (800) SEC-0330.

25

Investment Adviser

Matson Money, Inc.
5955 Deerfield Blvd.
Mason, OH 45040

Administrator and Transfer Agent

U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201

Principal Underwriter

Quasar Distributors, LLC

777 East Wisconsin Avenue, Floor 6

Milwaukee, WI 53202

Custodian

U.S. Bank, N.A.

1555 North Rivercenter Drive, Suite 302

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042

Legal Counsel

Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103-6996

Schneider Small Cap Value Fund

of The RBB Fund, Inc.

Semi-Annual Report February 28, 2017 (Unaudited)

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

SCHNEIDER SMALL CAP VALUE FUND

Semi-Annual Investment Report
Performance Data

February 28, 2017 (Unaudited)

Average Annual Total Returns for the Periods Ended February 28, 2017
	Six Months†	1 Year	5 Years	10 Years	Since Inception*
Schneider Small Cap Value	29.26%	101.41%	11.39%	2.84%	13.54%
Russell 2000® Value Index	14.70%	38.36%	11.09%	4.10%	7.71%**

†	Not annualized.
*	The Fund commenced operations on September 2, 1998.
**	Benchmark performance is from inception date of the Fund only and is not the inception date of the benchmark itself.

The performance data quoted represents past performance. Past performance is not indicative of future results. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Schneider Capital Management Company, the Fund’s investment adviser, has contractually agreed to waive management fees and/or reimburse expenses through December 31, 2017, to the extent that total annual Fund operating expenses (excluding acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes) exceed 1.15%. Total returns shown include fee waivers and expense reimbursements, if any; total returns would have been lower had there been no waiver or reimbursement of fees and expenses in excess of expense limitations. Returns shown include the reinvestment of all dividends and other distributions and do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. For performance data current to the most recent month-end, please call 1-888-520-3277. The Fund’s gross and net annual operating expenses, as stated in the current prospectus, are 2.13% and 1.15%, respectively. Shares of the Fund not purchased through reinvested dividends or capital gains and held less than one year are subject to a 1.75% redemption fee.

Portfolio holdings are subject to change at any time.

Small company stocks are generally riskier than large company stocks due to greater volatility and less liquidity.

Value investing involves the risk that the Fund’s investment in companies whose securities are believed to be undervalued, relative to their underlying profitability, will not appreciate in value as anticipated.

1

SCHNEIDER SMALL CAP VALUE FUND

Fund Expense Examples

February 28, 2017

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2016 through February 28, 2017, and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table is meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period
Actual	$1,000.00	$1,292.60	$6.54
Hypothetical (5% return before expenses)	1,000.00	1,019.09	5.76

*

Expenses are equal to the Fund’s annualized six-month expense ratio of 1.15%, which includes waived fees or reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Fund’s ending account value on the first line in the table is based on the actual six-month total return for the Fund as of February 28, 2017 of 29.26%.

2

SCHNEIDER SMALL CAP VALUE FUND

Portfolio Holdings Summary Table

February 28, 2017

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

	% of Net Assets	Value
Common Stocks:
Oil & Gas	30.3%	$ 14,293,872
Banks	12.1	5,705,360
Commercial Services	7.4	3,500,029
Telecommunications	6.8	3,204,388
Electronics	6.7	3,141,956
Machinery - Manufacturing	5.5	2,595,299
Insurance	5.2	2,440,124
Real Estate Investment Trusts	3.8	1,776,440
Chemical Manufacturing	2.6	1,208,114
Coal	2.4	1,146,263
Home Builders	1.8	859,716
Pharmaceuticals	1.5	698,582
Semiconductor & Other Electronic Component Manufacturing	0.9	418,962
Shipping	0.8	374,120
Real Estate	0.7	347,873
Auto Parts	0.6	285,100
Health Care Equipment	0.4	189,426
Logistics	0.3	126,291
Insurance Carriers	0.2	92,299
Management, Scientific, and Technical Consulting Services	0.1	50,919
Warrants	0.1	70,601
Securities Lending Collateral	34.5	16,247,577
Short-Term Investments	10.0	4,696,408
Liabilities In Excess Of Other Assets	(34.7)	(16,357,013)
NET ASSETS	100.0%	$ 47,112,706

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

3

SCHNEIDER SMALL CAP VALUE FUND

Portfolio of Investments

February 28, 2017

(Unaudited)

	Shares	Value
COMMON STOCKS — 90.1%
Auto Parts — 0.6%
Commercial Vehicle Group, Inc.*	45,254	$285,100

Banks — 12.1%
CIT Group, Inc.	22,289	956,198
KeyCorp (a)	122,826	2,305,448
OFG Bancorp	38,686	499,049
Regions Financial Corp.	60,070	917,269
The Bancorp, Inc.*	198,339	1,027,396
		5,705,360
Chemical Manufacturing — 2.6%
AdvanSix, Inc.*	26,133	712,908
The Chemours Co.	14,712	495,206
		1,208,114
Coal — 2.4%
CONSOL Energy, Inc.* (a)	73,620	1,146,263

Commercial Services — 7.4%
Aegean Marine Petroleum Network, Inc. (a)	174,918	1,766,672
Herc Holdings, Inc.*	32,029	1,655,579
Hudson Global, Inc.	72,690	77,778
		3,500,029
Electronics — 6.7%
Kemet Corp.*	290,116	3,141,956

Health Care Equipment — 0.4%
Invacare Corp.	15,655	189,426

Home Builders — 1.8%
Builders FirstSource, Inc.* (a)	10,000	129,400
Taylor Morrison Home Corp.*	36,280	730,316
		859,716
Insurance — 5.2%
American Equity Investment Life Holding Co.	47,724	1,284,253
Assured Guaranty Ltd.	23,977	985,694
Genworth Financial, Inc.*	41,608	170,177
		2,440,124
Insurance Carriers — 0.2%
Athene Holding Ltd.*	1,776	92,299

Logistics — 0.3%
ModusLink Global Solutions, Inc.*	87,097	126,291

Machinery - Manufacturing — 5.5%
Intevac, Inc.* (a)	125,842	1,271,004
Terex Corp.	42,391	1,324,295
		2,595,299
Management, Scientific, and Technical Consulting Services — 0.1%
R1 RCM, Inc.*	23,794	50,919

Oil & Gas — 30.3%
Approach Resources, Inc.* (a)	3,480	9,222
Chesapeake Energy Corp.* (a)	529,269	2,884,516
Comstock Resources, Inc.*	3,500	32,795
C&J Energy Services, Inc. (a)	417,590	—
Goodrich Petroleum Corp*	4,774	65,881
Halcon Resources Corp.* (a)	264,938	2,145,998
Scorpio Tankers, Inc. (a)	45,029	173,362
Swift Energy Co.*	10,094	295,250
Weatherford International PLC* (a)	1,044,309	5,910,789
Whiting Petroleum Corp.*	165,952	1,800,579
Willbros Group, Inc.*	325,160	975,480
		14,293,872
Pharmaceuticals — 1.5%
Endo International PLC*	41,073	560,646
Insys Therapeutics, Inc.* (a)	10,810	137,936
		698,582
Real Estate — 0.7%
Alexander & Baldwin, Inc.	163	7,307
Dundee Corp.*	3,633	13,346
Forestar Group, Inc.*	24,603	327,220
		347,873
Real Estate Investment Trusts — 3.8%
Cousins Properties, Inc.	29,514	252,342
Forest City Realty Trust, Inc.	23,473	536,358
NorthStar Realty Europe Corp.	68,946	837,004
RAIT Financial Trust*	44,862	150,736
		1,776,440
Semiconductor & Other Electronic Component Manufacturing — 0.9%
Axcelis Technologies, Inc.*	27,117	418,962

Shipping — 0.8%
Ardmore Shipping Corp.	54,616	374,120

Telecommunications — 6.8%
Aviat Networks, Inc.*	164,662	2,552,256
UTStarcom Holdings Corp.*	383,607	652,132
		3,204,388
TOTAL COMMON STOCKS (Cost $36,500,872)		42,455,133

The accompanying notes are an integral part of the financial statements.

4

SCHNEIDER SMALL CAP VALUE FUND

Portfolio of Investments (Concluded)

February 28, 2017

(Unaudited)

	Shares	Value
WARRANTS — 0.1%
Oil & Gas — 0.1%
C&J Energy Services, Inc.	4,153	$70,601
TOTAL WARRANTS (Cost $—)		70,601

SECURITIES LENDING COLLATERAL— 34.5%
Mount Vernon Liquid Assets Portfolio, LLC, 0.97%	16,247,577	16,247,577
TOTAL SECURITIES LENDING COLLATERAL (Cost $16,247,577)		16,247,577

SHORT-TERM INVESTMENTS — 10.0%
STIT-Treasury Obligations Portfolio, 0.38%	4,696,408	4,696,408
TOTAL SHORT-TERM INVESTMENTS (Cost $4,696,408)		4,696,408
TOTAL INVESTMENTS — 134.7% (Cost $57,444,857)		63,469,719
LIABILITIES IN EXCESS OF OTHER ASSETS — (34.7)%		(16,357,013)
NET ASSETS — 100.0%		$47,112,706

*	Non-income producing.
(a)	All or a portion of the security is on loan. At February 28, 2017, the market value of securities on loan was $15,401,389.
PLC	Public Limited Company

The accompanying notes are an integral part of the financial statements.

5

SCHNEIDER SMALL CAP VALUE FUND

Statement of Assets and Liabilities

February 28, 2017

(Unaudited)

ASSETS
Investments, at value‡^	$58,773,311
Short-term investments, at value‡	4,696,408
Cash and cash equivalents	68,863
Receivables for:
Investments sold	34,289
Dividends and interest	12,664
Prepaid expenses and other assets	21,085
Total assets	63,606,620

LIABILITIES
Payables for:
Securities lending collateral	16,247,577
Investments purchased	174,568
Administration and accounting fees	26,026
Advisory fees	23,762
Other accrued expenses and liabilities	21,981
Total liabilities	16,493,914
Net assets	$47,112,706

NET ASSETS CONSIST OF:
Par value	$2,749
Paid-in capital	39,191,998
Undistributed/accumulated net investment income/(loss)	(56,294)
Accumulated net realized gain/(loss) from investments	1,949,391
Net unrealized appreciation/(depreciation) on investments	6,024,862
Net assets	$47,112,706
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	2,749,259
Net asset value, offering and redemption price per share	$17.14
‡Identified Cost:
Investments in securities, at cost	$36,500,872
Short-term investments, at cost	$4,696,408
^Includes market value of securities on loan	$15,401,389

The accompanying notes are an integral part of the financial statements.

6

SCHNEIDER SMALL CAP VALUE FUND

Statement of Operations

For the Six Months Ended February 28, 2017

(Unaudited)

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $587)	$188,324
Securities lending income	22,811
Interest	6,195
Total investment income	217,330

EXPENSES
Advisory fees (Note 2)	211,963
Administration and accounting fees (Note 2)	51,152
Audit fees	20,288
Transfer agent fees (Note 2)	17,060
Registration and filing fees	12,176
Printing and shareholder reporting fees	9,460
Directors and officers fees	8,625
Legal fees	5,961
Custodian fees (Note 2)	3,977
Other expenses	15,137
Total expenses before waivers and reimbursements	355,799
Less: waivers and reimbursements	(112,042)
Net expenses after waivers and reimbursements	243,757
Net investment income/(loss)	(26,427)

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments	6,030,093
Net change in unrealized appreciation/(depreciation) on investments	4,700,534
Net realized and unrealized gain/(loss) on investments	10,730,627
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$10,704,200

The accompanying notes are an integral part of the financial statements.

7

SCHNEIDER SMALL CAP VALUE FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2017 (Unaudited)	For the Year Ended August 31, 2016
INCREASE/(DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income/(loss)	$(26,427)	$59,833
Net realized gain/(loss) from investments	6,030,093	(366,594)
Net change in unrealized appreciation/(depreciation) on investments	4,700,534	5,410,981
Net increase/(decrease) in net assets resulting from operations	10,704,200	5,104,220

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	—	(64,790)
Net realized capital gains	—	(66,774)
Net decrease in net assets from dividends and distributions to shareholders	—	(131,564)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	5,001,457	8,645,264
Reinvestment of distributions	—	106,161
Redemption fees*	40,661	2,304
Shares redeemed	(5,507,954)	(7,239,161)
Net increase/(decrease) in net assets from capital shares	(465,836)	1,514,568
Total increase/(decrease) in net assets	10,238,364	6,487,224

NET ASSETS:
Beginning of period	36,874,342	30,387,118
End of period	$47,112,706	$36,874,342
Undistributed/accumulated net investment income/(loss), end of period	$(56,294)	$(29,867)

SHARES TRANSACTIONS:
Shares sold	316,725	686,021
Dividends and distributions reinvested	—	9,931
Shares redeemed	(348,641)	(678,484)
Net increase/(decrease) in shares outstanding	(31,916)	17,468

*

There is a 1.75% redemption fee on shares redeemed which have been held less than one year. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

The accompanying notes are an integral part of the financial statements.

8

SCHNEIDER SMALL CAP VALUE FUND

Financial Highlights

Contained below is per share operating performance data for each share outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

			For the Years Ended August 31,
	For the Six Months Ended February 28, 2017 (Unaudited)		2016	2015		2014		2013	2012
Per Share Operating Performance
Net asset value, beginning of period	$13.26		$11.00	$20.16		$21.07		$16.09	$13.70
Net investment income/(loss)	(0.01	)(1)	0.03 (1)	(0.01	)(1)	(0.09	)(1)	0.08 (1)	(0.11)
Net realized and unrealized gain/(loss) on investments	3.88		2.29	(4.53)		2.63		4.90	2.49
Net increase/(decrease) in net assets resulting from operations	3.87		2.32	(4.54)		2.54		4.98	2.38
Dividends and distributions to shareholders from:
Net investment income	—		(0.03)	—		—		—	—
Net realized gains	—		(0.03)	(4.58)		(3.45)		—	—
Tax return of capital	—		—	(0.04)		—		—	—
Total dividends and distributions to shareholders	—		(0.06)	(4.62)		(3.45)		—	—
Redemption fees	0.01		— (2)	—	(2)	—	(2)	— (2)	0.01
Net asset value, end of period	$17.14		$13.26	$11.00		$20.16		$21.07	$16.09
Total investment return(3)	29.26	%(5)	21.15%	(25.88)%		12.59%		30.95%	17.45%

Ratio/Supplemental Data
Net assets, end of period (000’s omitted)	$47,113		$36,874	$30,387		$61,240		$70,556	$62,691
Ratio of expenses to average net assets(4)	1.15	%(6)	1.15%	1.15%		1.15%		1.15%	1.15%
Ratio of expenses to average net assets without waivers and expense reimbursements	1.68	%(6)	2.13%	1.82%		1.52%		1.50%	1.52%
Ratio of net investment income/(loss) to average net assets(4)	(0.12	)%(6)	0.23%	(0.05)%		(0.44)%		0.38%	(0.64)%
Portfolio turnover rate	47.53	%(5)	113.69%	88.80%		72.33%		63.87%	67.85%

(1)	Calculated based on average shares outstanding for the period.
(2)	Amount is less than $0.005 per share.
(3)

Total investment return is calculated by assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(4)	Reflects waivers and reimbursements.
(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

9

SCHNEIDER SMALL CAP VALUE FUND

Notes to Financial Statements

February 28, 2017

(Unaudited)

1.	Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-six active investment portfolios, including the Schneider Small Cap Value Fund (the “Fund”), which commenced investment operations on September 2, 1998. As of the date hereof, the Fund offers Institutional Class Shares.

RBB has authorized capital of one hundred billion shares of common stock of which 84.423 billion shares are currently classified into one hundred and seventy-one classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

PORTFOLIO VALUATION — The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed Income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed Income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value. Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates. Investments in other open-end investment companies are valued based on the NAV of the investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments.

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

10

SCHNEIDER SMALL CAP VALUE FUND

Notes to Financial Statements (Continued)

February 28, 2017

(Unaudited)

The following is a summary of the inputs used, as of February 28, 2017, in valuing the Fund’s investments carried at fair value:

	Total Fair Value at February 28, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$42,455,133	$42,389,252	$65,881	$—
Warrants	70,601	70,601	—	—
Short-Term Investments	4,696,408	4,696,408	—	—
Securities Lending Collateral	16,247,577	16,247,577	—	—
Total*	$63,469,719	$63,403,838	$65,881	$—

*	Please refer to the Portfolio of Investments for further details on portfolio holdings.

The fair value of a Fund’s bonds are generally based on quotes received from brokers of independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Bonds that are priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, Schneider Capital Management continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments. Determination of fair values is uncertain because it involves subjective judgments and estimates not easily substantiated by auditing procedures.

At the end of each period, management evaluates the classification of Levels 1, 2 and 3 assets. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had an active market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended February 28, 2017, there were no significant transfers between Levels 1, 2 and 3 for the Fund.

11

SCHNEIDER SMALL CAP VALUE FUND

Notes to Financial Statements (Continued)

February 28, 2017

(Unaudited)

USE OF ESTIMATES — The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

INVESTMENT TRANSACTIONS, INVESTMENT INCOME AND EXPENSES — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Fund estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

FOREIGN CURRENCY TRANSLATION — Foreign securities and other foreign assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. The books and records of the Fund are maintained in U.S. dollars. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates, between the date income is accrued and paid, is treated as a gain or loss on foreign currency.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions from net realized capital gains, if any, are declared, recorded on the ex-dividend date and paid at least annually to shareholders. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. TAX STATUS — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify or continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

CASH AND CASH EQUIVALENTS — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

REDEMPTION FEES — The Fund imposes a redemption fee of 1.75% on redemptions and exchanges of Fund shares held less than one year. The fees are reflected on the Statements of Changes in Net Assets. The Fund reserves the right to modify or eliminate the redemption fee or any waivers of such fee at any time.

OTHER — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

12

SCHNEIDER SMALL CAP VALUE FUND

Notes to Financial Statements (Continued)

February 28, 2017

(Unaudited)

2.	Investment Adviser and Other Services

Schneider Capital Management Company (“SCM” or the “Adviser”) serves as the Fund’s investment adviser. For its advisory services, SCM is entitled to receive 1.00% of the Fund’s average daily net assets, computed daily and paid monthly.

SCM has contractually agreed to waive advisory fees and/or reimburse expenses to the extent that Total Annual Operating Expenses (excluding certain items discussed below) of the Fund exceed 1.15%. In determining SCM’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total Annual Operating Expenses to exceed 1.15%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest and taxes. This contractual limitation is in effect until December 31, 2017 and may not be terminated without the approval of the Board.

For the six months ended February 28, 2017, advisory fees and waivers of advisory fees were as follows:

Gross Advisory Fees	Waivers	Net Advisory Fees
$211,963	$(112,042)	$99,921

The Fund will not pay SCM at a later time for any amounts it may waive or any amounts that SCM has assumed.

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) served as administrator for the Fund through November 18, 2016. Effective November 19, 2016, U.S. Bancorp Fund Services, LLC (“USBFS”) serves as administrator for the Fund. For providing administrative and accounting services, USBFS is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

In addition, BNY Mellon served as the Fund’s transfer and dividend disbursing agent through November 18, 2016. Effective November 19, 2016, USBFS serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, USBFS is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

The Bank of New York Mellon provided certain custodial services to the Fund through November 18, 2016. Effective November 19, 2016, U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Foreside Funds Distributors, LLC served as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB through November 18, 2016. Effective November 19, 2016, Quasar Distributors, LLC serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

3.	Director’s and Officer’s Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. The aggregate remuneration paid to the Directors by the Fund during the period ended February 28, 2017 was $4,916. Employees of Vigilant Compliance, LLC serve as President, Chief Compliance Officer and Assistant Treasurer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. An employee of RBB serves as Treasurer and Secretary, and is compensated for services provided. Certain employees of USBFS serve as officers of the Company. They are not compensated by the Fund or the Company. For the period ended February 28, 2017, the Fund paid $3,709 in officer fees.

13

SCHNEIDER SMALL CAP VALUE FUND

Notes to Financial Statements (Continued)

February 28, 2017

(Unaudited)

4.	Purchases and Sales of Investment Securities

For the six months ended February 28, 2017, aggregate purchases and sales of investment securities (excluding short-term investments) were as follows:

Purchases	Sales
$19,455,669	$22,007,468

5.	Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of February 28, 2017, the federal tax cost and aggregate gross unrealized appreciation and depreciation of securities held by the Fund was as follows*:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$57,444,857	$8,933,247	$(2,908,385)	$6,024,862

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.

Distributions to shareholders from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2016, primarily attributable to short-term capital gains being netted against net operating loss, were reclassified among the following accounts:

Undistributed Net Investment Income	Accumulated Net Realized Gain/(Loss)	Paid-In Capital
$1,248	$67,024	$(68,272)

As of August 31, 2016, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforwards	Undistributed Ordinary Income	Undistributed Long-Term Gains	Net Unrealized Appreciation (Depreciation)	Qualified Late-Year Losses
$(56,873)	$—	$—	$(349,892)	$(2,379,477)

14

SCHNEIDER SMALL CAP VALUE FUND

Notes to Financial Statements (Continued)

February 28, 2017

(Unaudited)

The differences between the book and tax basis components of distributable earnings relate principally to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reportable as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2016 was as follows:

Ordinary Income	Long-Term Gains	Return of Capital	Total
$63,293	$—	$68,272	$131,565

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the year ended August 31, 2016, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until September 1, 2016.

For the fiscal year ended August 31, 2016, the Fund deferred to September 1, 2016, the following losses:

Late-Year Ordinary Loss Deferral	Short-Term Capital Loss Deferral	Long-Term Capital Loss Deferral
$29,867	$—	$2,349,610

Accumulated capital losses represent net capital loss carryforwards as of August 31, 2016 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2016, the Fund had capital loss carryforwards of $56,873, all of which are long-term capital losses and have an unlimited period of capital loss carryforward.

6.	Securities Lending

The Fund may make secured loans of its portfolio securities to brokers, dealers and other financial institutions to earn additional income and receive cash collateral equal to at least 102% of the current market value of the loaned securities, as marked to market each day that the NAV of the Fund is determined. When the collateral falls below specified amounts, the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund will pay administrative and custodial fees in connection with the loan of securities. Collateral is invested in short-term investments and the Fund will bear the risk of loss of the invested collateral. Securities lending will expose the Fund to the risk of loss should a borrower default on its obligation to return the borrowed securities. The market value of the securities on loan and collateral as of February 28, 2017 and the income received for the six months ended February 28, 2017 were as follows:

Fair Value of Securities Loaned	Fair Value of Collateral	Income Received from Securities Lending
$15,401,389	$16,247,577	$22,811

15

SCHNEIDER SMALL CAP VALUE FUND

Notes to Financial Statements (Concluded)

February 28, 2017

(Unaudited)

Securities lending transactions are entered into by the Fund under a Master Securities Lending Agreement (“MSLA”) which permits the Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Fund to the same counterparty against amounts to be received and create one single net payment due to or from the Fund. The following table is a summary of the Fund’s open securities lending transactions which are subject to a MSLA as of February 28, 2017:

			Gross Amount Not Offset in the Statement of Assets and Liabilities
Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments[1]	Cash Collateral Received	Net Amount[2]
$15,401,389	$—	$15,401,389	$(15,401,389)	$—	$—

[1]	Amount disclosed is limited to the amount of assets presented in the Statement of Assets and Liabilities. Actual collateral received may be more than the amount shown.
[2]	Net amount represents the net amount receivable from the counterparty in the event of default.

7.	Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no significant events requiring recognition or disclosure in the financial statements.

16

SCHNEIDER SMALL CAP VALUE FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (888) 520-3277 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (800) SEC-0330.

17

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Investment Adviser

Schneider Capital Management
460 E. Swedesford Road
Suite 1080
Wayne, PA 19087

Administrator and Transfer Agent

U.S. Bancorp Fund Services, LLC

P.O. Box 701

Milwaukee, WI 53201

Principal Underwriter

Quasar Distributors, LLC

777 East Wisconsin Avenue, Floor 6

Milwaukee, WI 53202

Custodian

U.S. Bank, N.A.

1555 North Rivercenter Drive, Suite 302

Milwaukee, WI 53212

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042

Legal Counsel

Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103-6996

SUMMIT GLOBAL INVESTMENTS
U.S. LOW VOLATILITY EQUITY FUND

SUMMIT GLOBAL INVESTMENTS
SMALL CAP LOW VOLATILITY FUND

of

The RBB Fund, Inc.

SEMI-ANNUAL REPORT

February 28, 2017
(Unaudited)

This report is submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

SUMMIT GLOBAL INVESTMENTS

U.S. Low Volatility Equity Fund
Semi-Annual Investment Adviser’s Report
February 28, 2017

(Unaudited)

Dear Shareholder:

We appreciate the confidence you have placed in us and are continually grateful to work with you. It enables all of us at Summit Global Investments (SGI) to do what we love every day; managing equities. We believe that investors are ultimately rewarded when equity risk is prudently managed. Our strategy utilizes time-tested investment principles and seeks to be fully invested in the equity market while providing a smoother ride than other investment strategies.

We firmly believe that investing with a long-term, risk-return perspective is key to experiencing superior risk-adjusted returns. While staying the course with a low volatility portfolio does not eliminate risk, it can considerably lessen the effect of market gyrations.

Our investment approach to portfolio construction takes into consideration a multitude of factors that ultimately help drive the price of equities. We sincerely value and strongly believe that return and risk must coincide and be effectively managed together. Investing in cap-weighted indexes, higher risk strategies, or products or markets just for exposure without regard to the investment’s return seems unwarranted. Investing for return must always be weighed against the risk of the investments.

Since our last letter to shareholders dated August 31, 2016, U.S. equities have experienced quite the ride with the U.S. Low Volatility Equity Fund (“the Fund”) Class I Shares returning 4.52% vs. 10.01% for the S&P 500® Index (the “Index”), thus underperforming the Index by 5.49%. The current beta1 for the Fund, as of February 28, 2017 was 0.74.

The riskiest stocks drove the market higher with the S&P 500® High Beta Index (“HBI”) returning 18.08% from August 31, 2016 to February 28, 2017. High risk, high return has proven elusive. Looking back over the past twenty years from February 28, 1997 to February 28, 2017, we find a few important observations or investing lessons. First, the HBI has underperformed both the Index and the S&P 500® Low Beta Index (LBI)2. Second, there are times when the HBI outperforms but these have come prior to large equity bubbles, e.g., the ‘Technology Bubble’ in 20003 and the run up to the “Great Financial Crisis” of 20084. The last observation is that after each run of high risk stocks the HBI significantly underperformed5.

Although SGI underperformed its market benchmark since our last shareholder letter, this is certainly not the “end” of volatility or market corrections. We believe, given the current market conditions and expectations, the market is susceptible to higher volatility and market corrections.

We have been asked if low volatility investing is a crowded trade. Looking at the empirical data the numbers don’t bear it out. Overall passive investing has been growing 2% per annum (over active) or $17 billion per month. Passive strategies now account for 43% of managed assets. Within active strategies only 1% flow into low-volatility equity (for comparison, 23% are in active value strategies.) If active low-volatility equity strategies had inflows of $2 billion per month it would take over 20 years for low volatility to make up 10% of AUM in active strategies.

During the 4th quarter of 2016, the market squarely shifted back to the early acceleration stage and has experienced quite a ride. The flip-side is the market is ‘long in the tooth’. At 91 months between recessions it’s the third longest in history, with only March 1961 to December 1969 and May 1991 to March 2001 with longer periods.

[1]	Beta attempts to measure relative market risk. A beta rating above 1.0 indicates greater volatility than the market. A beta rating below 1.0 indicates lower volatility than the market.
[2]

From February 28, 1997 to February 28, 2017 the S&P 500® High Beta Index returned 179.79% vs. the S&P 500® Index returned 333.94% vs. the S&P 500® Low Beta Index returned 537.69%. Returns are cumulative.

[3]	From February 28, 1997 to August 31, 2000 the S&P 500® High Beta Index returned 201.71% vs. the S&P 500® Index returned 101.67% vs. the S&P 500® Low Beta Index returned 35.48%. Returns are cumulative
[4]	From August 31, 2004 to August 31, 2007 the S&P 500® High Beta Index returned 48.93% vs. the S&P 500® Index returned 41.04% vs. the S&P 500® Low Beta Index returned 34.20%. Returns are cumulative.
[5]

From August 31, 2000 to August 31, 2004 the S&P 500® High Beta Index returned–53.36% vs. the S&P 500® Index returned–22.56% vs. the S&P 500® Low Beta Index returned positive 48.63%. From August 31, 2007 to August 31, 2011 the S&P 500® High Beta Index returned–36.41% vs. the S&P 500® Index returned–9.63% vs. the S&P 500® Low Beta Index returned 12.39%. Returns are cumulative.

SUMMIT GLOBAL INVESTMENTS

U.S. Low Volatility Equity Fund
Semi-Annual Investment Adviser’s Report (Continued)
February 28, 2017

(Unaudited)

Market Valuations Are Stretched

As we wrote in our last letter, the market rise has been supported by increasing earnings until recently (see accompanying chart 1) when the market surged ahead despite falling earnings. This growing disconnect between prices and earnings will be resolved by either a fall in market prices or a dramatic increase in earnings. It’s difficult to believe earnings rebounding so strongly with oil prices rising, wages ticking up, and profit margins decreasing. Our view is to be more cautious ahead. We see little-to-sluggish growth in earnings, unless serious legislation is passed.

Low Volatility seeks to Protect when the VIX Spikes

We believe short-term market timing of asset classes and styles is very difficult. Over full business cycles, the Fund has historically generated market returns with a smoother ride (see accompany chart 2 on VIX). Lower volatility portfolios seek to provide downside protection during periods of increased market risk.

SUMMIT GLOBAL INVESTMENTS

U.S. Low Volatility Equity Fund
Semi-Annual Investment Adviser’s Report (Continued)
February 28, 2017

(Unaudited)

The VIX has spiked several times during the last two years (e.g., Russia invading the Ukraine, the Ebola outbreak, Brexit, etc.) Once fear subsided, the VIX fell lower. (The chart 2 shows the relative performance of the Fund and VIX levels.)

With the VIX currently at all-time lows, if there were a ‘good entry point’ for low-volatility equity, now might be that time as valuations have become relatively cheaper.

SGI’s Multi-Factor, Multi-Faceted Investment Approach

We believe a blended or multi-factor approach is more consistent than any single factor which may go in and out of favor. Utilizing a multi-factor approach seeks to provide a smoother ride through full market cycles and seeks to outperform the Index while attempting to limit the potential return extremes of single factor exposure.

SGI’s proprietary investment model blends multiple factors (e.g., risk, valuation, growth, momentum, quality) to quantitatively analyze equities. In addition, we conduct a fundamental risk over-lay to examine risks not easily quantifiable. We believe these processes, utilizing both quantitative and qualitative inputs has better potential to protect and grow client assets.

We continue to reiterate that large market events are being driven more and more by world events than ever before. U.S. markets do not stand alone, isolated from the world. U.S. companies are global companies. Their revenue and profits, business plans and investments, and ultimately success or failure is more correlated to global events than ever in history. As such, companies must be as strong or stronger, balance sheet wise, than the country in which they are headquartered. We must keep an eye on such events and company strength throughout the coming months and years.

In addition to global and political events, companies are unique in how each prepares, responds and survives the impact of such macro events and economic cycles. While some cycles may vary in length and events differ in impact, we believe, for U.S. equity exposure, the Fund’s approach can be effective over full market cycles.

SUMMIT GLOBAL INVESTMENTS

U.S. Low Volatility Equity Fund
Semi-Annual Investment Adviser’s Report (Concluded)
February 28, 2017

(Unaudited)

Our philosophy to navigate such markets is simple and consistent throughout up and down markets. We believe that being invested in a low volatility equity portfolio over full market cycles may provide lower price fluctuations, the potential for more consistent and reliable returns with smaller drawdowns, and adds increased diversification when combined with other investment strategies. Our approach considers each underlying company’s stock volatility, expected market return and how it correlates with other stocks within the portfolio, ultimately seeking to maximize return with an overall lower risk than a cap-weighted benchmark. As stated in the prospectus, the Fund seeks to outperform the Index over a full market cycle while reducing overall volatility.

Financial markets are always unpredictable, but there are several time-tested investment principles that may help put the odds in your favor. It is our sincere effort to follow such principles and seek to provide acceptable long-term, risk-adjusted returns.

While we remain optimistic about the opportunities within the U.S. equity market, we remain focused on monitoring the risk of individual companies and the overall portfolio. During these times of continued uncertainty, we believe the Fund should provide access to market returns with less overall risk.

Sincerely,

Summit Global Investments, LLC

Mutual fund investing involves risk. Loss of principle is possible. A portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks’ price levels. Investing in low volatility stocks may limit the Fund’s gains in rising markets.

Diversification does not assure a profit, nor does it protect against a loss in a declining market. It is not possible to invest directly with an index.

The Standard & Poor’s 500 Index (S&P 500) is an index of 500 stocks seen as a leading indicator of U.S. equities and a reflection of the performance of the large cap universe, made up of companies selected by economists. The S&P 500 is a market value weighted index and one of the common benchmarks for the U.S. stock market.

The Standard & Poor’s High Beta Index is compiled, maintained and calculated by Standard & Poor’s and consists of the 100 stocks from the S&P 500 Index with the highest sensitivity to market movements, or beta, over the past 12 months. Beta is a measure of relative risk and is the rate of change of a security’s price.

The S&P 500 Low Volatility Index measures performance of the 100 least volatile stocks in the S&P 500. The index benchmarks low volatility or low variance strategies for the U.S. stock market. Constituents are weighted relative to the inverse of their corresponding volatility, with the least volatile stocks receiving the highest weights.

VIX is the ticker symbol for the Chicago Board Options Exchange (CBOE) Volatility Index, which shows the market’s expectation of 30-day volatility. It is constructed using the implied volatilities of a wide range of S&P 500 index options.

Earnings per share (EPS) is the portion of a company’s profit allocated to each outstanding share of common stock. Earnings per share serves as an indicator of a company’s profitability. EPS Growth is not a measure of the Fund’s future performance.

R-squared is a statistical measure of how close the data are to the fitted regression line. It is also known as the coefficient of determination or the coefficient of multiple determination for multiple regression.

SUMMIT GLOBAL INVESTMENTS

Small Cap Low Volatility Fund
Semi-Annual Investment Adviser’s Report
February 28, 2017

(Unaudited)

Dear Shareholder:

We appreciate the confidence you have placed in us and are continually grateful to work with you. It enables all of us at Summit Global Investments (“SGI”) to do what we love every day; managing equities. We believe that investors are ultimately rewarded when equity risk is prudently managed. Our strategy utilizes time-tested investment principles and seeks to be fully invested in the equity market while providing a smoother ride than other investment strategies.

We firmly believe that investing with a long-term, risk-return perspective is key to experiencing superior risk-adjusted returns. While staying the course with a low volatility portfolio does not eliminate risk, it can considerably lessen the effect of market gyrations.

Our investment approach to portfolio construction takes into consideration a multitude of factors that ultimately help drive the price of equities. We sincerely value and believe strongly that return and risk must coincide and be effectively managed together. Investing in cap-weighted indexes, higher risk strategies, or products or markets just for exposure without regard to the investment’s return seems unwarranted. Investing for return must always be weighed against the risk of the investments.

Since our last letter to shareholders dated August 31, 2016, U.S. equities have experienced quite the ride with the Small-Cap Low Volatility Fund (the “Fund”) Class I Shares returning 11.06% vs. 12.61% for the Russell 2000 Index® (the “Index”), thus underperforming the Index on an absolute basis by 1.55%. The current beta1 for the Fund, as of February 28, 2017 is 0.73, thus outperforming on a risk-adjusted return2 by 1.85%.

Small-cap stocks outperformed large-cap stocks and within both small-cap and large-cap the riskiest stocks drove the market higher. The S&P 500® High Beta Index (“HBI”) returned 18.08% from August 31, 2016 to February 28, 2017. Over time, high risk, high return within asset classes has proven elusive. Looking back over the past twenty years from February 28, 1997, to February 28, 2017, we find a few important observations or investing lessons. First, the HBI has underperformed3. Second, there are times when the HBI outperforms but these have come prior to large market bubbles, e.g., the ‘Technology Bubble’ in 20004 and the run up to the “Great Financial Crisis” of 20085. The last observation is that after each run of high risk stocks the HBI significantly underperformed6.

During the 4th quarter of 2016 the market squarely shifted back to the early acceleration stage. At 91 months between recessions it’s the third longest in history, with only March 1961 to December 1969 and May 1991 to March 2001 with longer periods. We remain cautiously optimistic given the current market conditions with high expectations and the susceptibility to higher volatility and market corrections. The optimism stems from the signs of a strengthening economy.

With the VIX currently at all-time lows, if there were a ‘good entry point’ for low-volatility equity, now might be that time.

[1]	Beta attempts to measure relative market risk. A beta rating above 1.0 indicates greater volatility than the market. A beta rating below 1.0 indicates lower volatility than the market.
[2]	Risk-adjusted return is the return of the Index multiplied by the beta of the fund. This comparison is helpful when attempting to compare return with respect to the same risk.
[3]

From February 28, 1997 to February 28, 2017 the S&P 500® High Beta Index returned 179.79% vs. the S&P 500® Index returned 333.94% vs. the S&P 500® Low Beta Index returned 537.69%. Returns are cumulative.

[4]	From February 28, 1997 to August 31, 2000 the S&P 500® High Beta Index returned 201.71% vs. the S&P 500® Index returned 101.67% vs. the S&P 500® Low Beta Index returned 35.48%. Returns are cumulative.
[5]	From August 31, 2004 to August 31, 2007 the S&P 500® High Beta Index returned 48.93% vs. the S&P 500® Index returned 41.04% vs. the S&P 500® Low Beta Index returned 34.20%. Returns are cumulative.
[6]

From August 31, 2000 to August 31, 2004 the S&P 500® High Beta Index returned–53.36% vs. the S&P 500® Index returned–22.56% vs. the S&P 500® Low Beta Index returned 48.63%. From August 31, 2007 to August 31, 2011 the S&P 500® High Beta Index returned–36.41% vs. the S&P 500® Index returned–9.63% vs. the S&P 500® Low Beta Index returned 12.39%. Returns are cumulative.

SUMMIT GLOBAL INVESTMENTS

Small Cap Low Volatility Fund
Semi-Annual Investment Adviser’s Report (Concluded)
February 28, 2017

(Unaudited)

SGI’s Multi-Factor, Multi-Faceted Investment Approach

We believe a blended or multi-factor approach is more consistent than any single factor which may go in and out of favor. Utilizing a multi-factor approach seeks to provide a smoother ride through full market cycles and seeks to outperform the Index by limiting the potential drastic returns seen in some single factor exposure approaches.

SGI’s proprietary investment model blends multiple factors (e.g., risk, valuation, growth, momentum, quality) to quantitatively analyze equities. In addition, we conduct a fundamental risk over-lay to examine risks not easily quantifiable. We believe these processes, utilizing both quantitative and qualitative inputs has better potential to protect and grow client assets.

We continue to reiterate that large market events are being driven more and more by world events than ever before. U.S. markets do not stand alone, isolated from the world. U.S. companies are global companies. Their revenue and profits, business plans and investments, and ultimately success or failure is more correlated to global events than ever in history. As such, companies must be as strong or stronger, balance sheet wise, than the country in which they are headquartered. We must keep an eye on such events and company strength throughout the coming months and years.

In addition to global and political events, companies are unique in how each prepares, responds and survives the impact of such macro events and economic cycles. While some cycles may vary in length and events differ in impact, we believe, for U.S. equity exposure, the Fund’s approach can be effective over full market cycles.

Our philosophy to navigate such markets is simple and consistent throughout up and down markets. We believe that being invested in a low volatility equity portfolio over full market cycles may provide lower price fluctuations, the potential for more consistent and reliable returns with smaller drawdowns, and adds increased diversification when combined with other investment strategies. Our approach considers each underlying company’s stock volatility, expected market return and how it correlates with other stocks within the portfolio, ultimately seeking to maximize return with an overall lower risk than a cap-weighted benchmark. As stated in the prospectus, the Fund seeks to outperform the Index over a full market cycle while reducing overall volatility.

Financial markets are always unpredictable, but there are several time-tested investment principles that may help put the odds in your favor. It is our sincere effort to follow such principles and seek to provide acceptable long-term, risk-adjusted returns.

While we remain optimistic about the opportunities within the U.S. equity market, we remain focused on monitoring the risk of individual companies and the overall portfolio. During these times of continued uncertainty, we believe the Fund should provide access to market returns with less overall risk.

Sincerely,

Summit Global Investments, LLC

Mutual fund investing involves risk. Loss of principle is possible. A portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks’ price levels. Investing in low volatility stocks may limit the Fund’s gains in rising markets. Small-capitalization companies tend to have limited liquidity and greater price volatility than large-capitalization companies.

Diversification does not assure a profit, nor does it protect against a loss in a declining market. It is not possible to invest directly in an index.

The Russell 2000 Index is a small-cap stock market index of the bottom 2,000 stocks in the Russell 3000 Index. The Russell 2000 serves as a benchmark for small-cap stocks in the United States.

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND - CLASS A SHARES

Performance Data

February 28, 2017

(Unaudited)

Average Annual Total Returns for the periods ended February 28, 2017
	Six Months†	One Year	Since Inception
Class A Shares (without sales charge)	4.41%	13.54%	8.46%*
Class A Shares (with sales charge)	-1.06%	7.56%	4.19%*
S&P 500® Index (excluding dividends)	10.01%	24.98%	12.63%**

†	Not annualized.

*	Class A Shares of the Fund commenced operations on October 29, 2015.

**	Benchmark performance is from inception date of the Class A Shares only and is not the inception date of the benchmark itself.

Class A Shares of the Fund have a 5.25% maximum sales charge.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling (855) 744-8500.

The Fund applies a 1.50% redemption/exchange fee to the value of shares redeemed/exchanged within 60 days of purchase. This fee is not reflected in the returns shown above. The performance data quoted reflects fee waivers in effect and would have been less in their absence. The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated December 31, 2016, are 1.39% and 1.23%, respectively, of average daily net assets for Class A Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. The Fund’s investment adviser (the “Adviser”), has contractually agreed to waive management fees and/or reimburse expenses through December 31, 2017 to the extent that total annual fund operating expenses (excluding certain items discussed below) exceed 1.23% of the Fund’s average daily net assets attributable to Class A Shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse certain expenses, the following expenses are not taken into account and could cause net total annual fund operating expenses to exceed 1.23%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. The contractual limitation may not be terminated before December 31, 2017 without the approval of the Board of Directors of The RBB Fund, Inc. Effective January 1, 2013, if at any time the Fund’s total annual fund operating expenses for a year are less than 1.23% of the Fund’s average daily net assets attributable to Class A Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made.

The Fund’s investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Portfolio composition is subject to change. The Fund evaluates performance as compared to that of the Standard & Poor’s 500® Index (“S&P 500®”). The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. It is impossible to invest directly in an index.

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND - CLASS C SHARES

Performance Data (Continued)

February 28, 2017

(Unaudited)

Average Annual Total Returns for the periods ended February 28, 2017
	Six Months†	One Year	Since Inception
Class C Shares	3.99%	12.10%	9.56%*
S&P 500® Index (excluding dividends)	10.01%	24.98%	15.87%**

†	Not annualized.

*	Class C Shares of the Fund commenced operations on December 31, 2015.

**	Benchmark performance is from inception date of the Class C Shares only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling (855) 744-8500.

The Fund applies a 1.50% redemption/exchange fee to the value of shares redeemed/exchanged within 60 days of purchase. This fee is not reflected in the returns shown above. The performance data quoted reflects fee waivers in effect and would have been less in their absence. The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated December 31, 2016, are 2.14% and 1.98%, respectively, of average daily net assets for Class C Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. The Fund’s investment adviser (the “Adviser”), has contractually agreed to waive management fees and/or reimburse expenses through December 31, 2017 to the extent that total annual fund operating expenses (excluding certain items discussed below) exceed 1.98% of the Fund’s average daily net assets attributable to Class C Shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual fund operating expenses to exceed 1.98%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. The contractual limitation may not be terminated before December 31, 2017 without the approval of the Board of Directors of The RBB Fund, Inc. Effective January 1, 2013, if at any time the Fund’s total annual fund operating expenses for a year are less than 1.98% of the Fund’s average daily net assets attributable to Class C Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made.

The Fund’s investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Portfolio composition is subject to change. The Fund evaluates performance as compared to that of the Standard & Poor’s 500® Index (“S&P 500®”). The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. It is impossible to invest directly in an index.

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND - CLASS I SHARES

Performance Data (Continued)

February 28, 2017

(Unaudited)

Average Annual Total Returns for the periods ended February 28, 2017
	Six Months†	One Year	Three Years	Since Inception
Class I Shares	4.52%	13.82%	10.38%	12.16%*
S&P 500® Index (excluding dividends)	10.01%	24.98%	10.63%	13.88%**

†	Not annualized.

*	Class I Shares of the Fund commenced operations on February 29, 2012.

**	Benchmark performance is from inception date of the Class I Shares only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling (855) 744-8500.

The Fund applies a 1.50% redemption/exchange fee to the value of shares redeemed/exchanged within 60 days of purchase. This fee is not reflected in the returns shown above. The performance data quoted reflects fee waivers in effect and would have been less in their absence. The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated December 31, 2016, are 1.14% and 0.98%, respectively, of average daily net assets for Class I Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. The Fund’s investment adviser (the “Adviser”), has contractually agreed to waive management fees and/or reimburse expenses through December 31, 2017 to the extent that total annual fund operating expenses (excluding certain items discussed below) exceed 0.98% of the Fund’s average daily net assets attributable to Class I Shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual fund operating expenses to exceed 0.98%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. The contractual limitation may not be terminated before December 31, 2017 without the approval of the Board of Directors of The RBB Fund, Inc. Effective January 1, 2013, if at any time the Fund’s total annual fund operating expenses for a year are less than 0.98% of the Fund’s average daily net assets attributable to Class I Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made.

The Fund’s investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Portfolio composition is subject to change. The Fund evaluates performance as compared to that of the Standard & Poor’s 500® Index (“S&P 500®”). The S&P 500® is a widely recognized, unmanaged index of 500 common stocks which are generally representative of the U.S. stock market as a whole. It is impossible to invest directly in an index.

SUMMIT GLOBAL INVESTMENTS

SMALL CAP LOW VOLATILITY FUND - CLASS C SHARES

Performance Data (Continued)

February 28, 2017

(Unaudited)

Average Annual Total Returns for the periods ended February 28, 2017
	Six Months†	Since Inception
Class C Shares	10.48%	19.32%*
Russell 2000® Index (excluding dividends)	12.61%	26.05%**

†	Not annualized.

*	Class C Shares of the Fund commenced operations on March 31, 2016.

**	Benchmark performance is from inception date of the Class C Shares only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling (855) 744-8500.

The Fund applies a 1.50% redemption/exchange fee to the value of shares redeemed/exchanged within 60 days of purchase. This fee is not reflected in the returns shown above. The performance data quoted reflects fee waivers in effect and would have been less in their absence. The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated December 31, 2016, are 5.43% and 2.23%, respectively, of average daily net assets for Class C Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. The Fund’s investment adviser (the “Adviser”), has contractually agreed to waive management fees and/or reimburse expenses through December 31, 2017 to the extent that total annual fund operating expenses (excluding certain items discussed below) exceed 2.23% of the Fund’s average daily net assets attributable to Class C Shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual fund operating expenses to exceed 2.23%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation may not be terminated before December 31, 2017 without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s total annual fund operating expenses for a year are less than 2.23% of the Fund’s average daily net assets attributable to Class C Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made.

The Fund’s investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Portfolio composition is subject to change. The Fund evaluates performance as compared to that of the Russell 2000® Index (“Russell 2000®”). The Russell 2000® is a widely recognized, unmanaged index of 2,000 common stocks which are generally representative of the U.S. Small Companies. It is impossible to invest directly in an index.

The Fund invests in equity securities and in stocks of small companies which are subject to market, economic and business risks that may cause their price to rise or fall over time. Stocks of small companies may be more volatile, less liquid or not as readily marketable as those of larger companies. Small companies may also have limited product lines, markets or financial resources and may be dependent on relatively small or inexperienced management groups. Although the Fund seeks lower volatility, there is no guarantee the Fund will perform as expected.

SUMMIT GLOBAL INVESTMENTS

SMALL CAP LOW VOLATILITY FUND - CLASS I SHARES

Performance Data (Continued)

February 28, 2017

(Unaudited)

Average Annual Total Returns for the periods ended February 28, 2017
	Six Months†	Since Inception
Class I Shares	11.06%	20.28%*
Russell 2000® Index (excluding dividends)	12.61%	26.05%**

†	Not annualized.

*	Class I Shares of the Fund commenced operations on March 31, 2016.

**	Benchmark performance is from inception date of the Class I Shares only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling (855) 744-8500.

The Fund applies a 1.50% redemption/exchange fee to the value of shares redeemed/exchanged within 60 days of purchase. This fee is not reflected in the returns shown above. The performance data quoted reflects fee waivers in effect and would have been less in their absence. The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated December 31, 2016, are 4.43% and 1.23%, respectively, of average daily net assets for Class I Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. The Fund’s investment adviser (the “Adviser”), has contractually agreed to waive management fees and/or reimburse expenses through December 31, 2017 to the extent that total annual fund operating expenses (excluding certain items discussed below) exceed 1.23% of the Fund’s average daily net assets attributable to Class I Shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual fund operating expenses to exceed 1.23%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation may not be terminated before December 31, 2017 without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s total annual fund operating expenses for a year are less than 1.23% of the Fund’s average daily net assets attributable to Class I Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made.

The Fund’s investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Portfolio composition is subject to change. The Fund evaluates performance as compared to that of the Russell 2000® Index (“Russell 2000®”). The Russell 2000® is a widely recognized, unmanaged index of 2,000 common stocks which are generally representative of the U.S. Small Companies. It is impossible to invest directly in an index.

The Fund invests in equity securities and in stocks of small companies which are subject to market, economic and business risks that may cause their price to rise or fall over time. Stocks of small companies may be more volatile, less liquid or not as readily marketable as those of larger companies. Small companies may also have limited product lines, markets or financial resources and may be dependent on relatively small or inexperienced management groups. Although the Fund seeks lower volatility, there is no guarantee the Fund will perform as expected.

SUMMIT GLOBAL INVESTMENTS

SMALL CAP LOW VOLATILITY FUND - RETAIL SHARES

Performance Data (Concluded)

February 28, 2017

(Unaudited)

Average Annual Total Returns for the periods ended February 28, 2017
	Six Months†	Since Inception
Retail Shares	10.93%	20.14%*
Russell 2000® Index (excluding dividends)	12.61%	26.05%**

†	Not annualized.

*	Retail Shares of the Fund commenced operations on March 31, 2016.

**	Benchmark performance is from inception date of the Retail Shares only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling (855) 744-8500.

The Fund applies a 1.50% redemption/exchange fee to the value of shares redeemed/exchanged within 60 days of purchase. This fee is not reflected in the returns shown above. The performance data quoted reflects fee waivers in effect and would have been less in their absence. The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated December 31, 2016, are 4.68% and 1.48%, respectively, of average daily net assets for Retail Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. The Fund’s investment adviser (the “Adviser”), has contractually agreed to waive management fees and/or reimburse expenses through December 31, 2017 to the extent that total annual fund operating expenses (excluding certain items discussed below) exceed 1.48% of the Fund’s average daily net assets attributable to Retail Shares. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net total annual fund operating expenses to exceed 1.48%: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. This contractual limitation may not be terminated before December 31, 2017 without the approval of the Board of Directors of The RBB Fund, Inc. If at any time the Fund’s total annual fund operating expenses for a year are less than 1.48% of the Fund’s average daily net assets attributable to Retail Shares, the Adviser is entitled to reimbursement by the Fund of the advisory fees forgone and other payments remitted by the Adviser to the Fund within three years from the date on which such waiver or reimbursement was made.

The Fund’s investments will generally consist of securities, which may include common stocks, preferred stocks, warrants to acquire common stock and securities convertible into common stock. Portfolio composition is subject to change. The Fund evaluates performance as compared to that of the Russell 2000® Index (“Russell 2000®”). The Russell 2000® is a widely recognized, unmanaged index of 2,000 common stocks which are generally representative of the U.S. Small Companies. It is impossible to invest directly in an index.

The Fund invests in equity securities and in stocks of small companies which are subject to market, economic and business risks that may cause their price to rise or fall over time. Stocks of small companies may be more volatile, less liquid or not as readily marketable as those of larger companies. Small companies may also have limited product lines, markets or financial resources and may be dependent on relatively small or inexperienced management groups. Although the Fund seeks lower volatility, there is no guarantee the Fund will perform as expected.

SUMMIT GLOBAL INVESTMENTS

Fund Expense Examples

February 28, 2017

(Unaudited)

As a shareholder of the Fund(s), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (if applicable); redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund(s) and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2016 through February 28, 2017 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the accompanying tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Summit Global Investments U.S. Low Volatility Equity Fund
	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period*
Class A Shares
Actual	$1,000.00	$ 1,044.10	$ 6.23
Hypothetical (5% return before expenses)	1,000.00	1,018.70	6.16
Class C Shares
Actual	$1,000.00	$ 1,039.90	$ 10.07
Hypothetical (5% return before expenses)	1,000.00	1,014.93	9.94
Class I Shares
Actual	$1,000.00	$ 1,045.20	$ 4.97
Hypothetical (5% return before expenses)	1,000.00	1,019.93	4.91

SUMMIT GLOBAL INVESTMENTS

Fund Expense Examples (Concluded)

February 28, 2017

(Unaudited)

	Summit Global Investments Small Cap Low Volatility Fund
	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period**
Class C Shares
Actual	$1,000.00	$1,104.80	$ 11.69
Hypothetical (5% return before expenses)	1,000.00	1,013.69	11.18
Class I Shares
Actual	$1,000.00	$1,110.60	$ 6.44
Hypothetical (5% return before expenses)	1,000.00	1,018.70	6.16
Retail Shares
Actual	$1,000.00	$1,109.30	$ 7.74
Hypothetical (5% return before expenses)	1,000.00	1,017.46	7.40

*

Expenses are equal to the Fund’s annualized six-month expense ratio of 1.23%, 1.99% and 0.98% for Class A Shares, Class C Shares and Class I Shares of the Summit Global Investments U.S. Low Volatility Equity Fund, respectively, which includes waived fees and reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Fund’s ending account values on the first line in the tables is based on the actual six-month total investment return for the Fund of 4.41%, 3.99% and 4.52% for Class A Shares, Class C Shares and Class I Shares, respectively.

**

Expenses are equal to the Fund’s annualized six-month expense ratio of 2.24%, 1.23% and 1.48% for Class C Shares, Class I Shares and Retail Shares of the Summit Global Investments Small Cap Low Volatility Fund, respectively, which includes waived fees and reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Fund’s ending account value on the first line in the table is based on the actual six-month total investment return for the Fund of 10.48%, 11.06% and 10.93% for Class C Shares, Class I Shares and Retail Shares, respectively.

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Portfolio Holdings Summary Table

February 28, 2017

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

Security Type & Sector Classification	% of Net Assets	Value
COMMON STOCKS:
IT Services	9.8%	$ 11,155,716
Health Care Providers & Services	8.3	9,488,100
Food Products	6.5	7,383,244
Electric Utilities	5.7	6,494,700
Insurance	5.5	6,245,417
Food & Staples Retailing	5.3	6,011,606
Diversified Telecommunication Services	5.3	5,989,284
Pharmaceuticals	5.0	5,683,982
Specialty Retail	4.7	5,374,237
Software	3.9	4,467,707
Commercial Services & Supplies	3.6	4,074,024
Media	3.5	4,025,760
Multi-Utilities	3.1	3,557,744
Air Freight & Logistics	3.0	3,463,947
Technology Hardware, Storage & Peripherals	2.9	3,356,255
Household Products	2.7	3,070,299
Real Estate Investment Trusts	2.3	2,572,639
Consumer Finance	2.2	2,505,878
Oil, Gas & Consumable Fuels	2.0	2,240,655
Health Care Equipment & Supplies	1.9	2,141,467
Distributors	1.8	2,000,339
Aerospace & Defense	1.7	1,946,034
Biotechnology	1.4	1,543,512
Banks	1.3	1,507,000
Multiline Retail	1.2	1,385,955
Hotels, Restaurants & Leisure	0.9	1,033,965
Communications Equipment	0.7	844,246
Diversified Financial Services	0.6	651,396
Internet Software & Services	0.5	560,796
Textiles, Apparel & Luxury Goods	0.4	477,295
Semiconductors & Semiconductor Equipment	0.2	260,640
Life Sciences Tools & Services	0.2	252,288
OTHER ASSETS IN EXCESS OF LIABILITIES	1.9	2,130,927
NET ASSETS	100%	$ 113,897,054

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Portfolio of Investments

February 28, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS - 98.1%
Aerospace & Defense — 1.7%
Lockheed Martin Corp.	7,300	$1,946,034

Air Freight & Logistics — 3.0%
CH Robinson Worldwide, Inc.	43,100	3,463,947

Banks — 1.3%
US Bancorp	27,400	1,507,000

Biotechnology — 1.4%
Gilead Sciences, Inc.	21,900	1,543,512

Commercial Services & Supplies — 3.6%
Cintas Corp.	4,500	531,045
Republic Services, Inc.	32,100	1,988,595
Waste Management, Inc.	21,200	1,554,384
		4,074,024
Communications Equipment — 0.7%
Cisco Systems, Inc.	24,700	844,246

Consumer Finance — 2.2%
American Express Co.	31,300	2,505,878

Distributors — 1.8%
Genuine Parts Co.	20,900	2,000,339

Diversified Financial Services — 0.6%
Berkshire Hathaway, Inc.*	3,800	651,396

Diversified Telecommunication Services — 5.3%
AT&T, Inc.	74,200	3,100,818
Verizon Communications, Inc.	58,200	2,888,466
		5,989,284
Electric Utilities — 5.7%
Duke Energy Corp.	13,400	1,106,170
Edison International	29,300	2,336,382
PG&E Corp.	3,700	246,975
PPL Corp.	29,900	1,102,712
Southern Co., (The)	16,900	858,858
Xcel Energy, Inc.	19,300	843,603
		6,494,700
Food & Staples Retailing — 5.3%
Sysco Corp.	55,100	2,904,872
Wal-Mart Stores, Inc.	43,800	3,106,734
		6,011,606
Food Products — 6.5%
ConAgra Foods, Inc.	5,000	206,050
General Mills, Inc.	44,400	2,680,428
Hershey Co., (The)	5,200	563,420
Hormel Foods Corp.	58,300	2,055,075
Kellogg Co.	17,700	1,311,039
Lamb Weston Holdings, Inc.	1,666	65,290
McCormick & Co., Inc.	5,100	501,942
		7,383,244
Health Care Equipment & Supplies — 1.9%
Baxter International, Inc.	20,500	1,043,860
DENTSPLY SIRONA, Inc.	8,600	546,272
Medtronic PLC, (Ireland)	3,600	291,276
Varian Medical Systems, Inc.*	3,100	260,059
		2,141,467
Health Care Providers & Services — 8.3%
Aetna, Inc.	9,700	1,248,972
Anthem, Inc.	10,900	1,796,538
Express Scripts Holding Co.*	12,000	847,800
Henry Schein, Inc.*	3,000	514,680
Laboratory Corp. of America Holdings*	5,800	825,108
McKesson Corp.	2,800	420,364
Patterson Cos, Inc.	45,800	2,081,610
UnitedHealth Group, Inc.	10,600	1,753,028
		9,488,100
Hotels, Restaurants & Leisure — 0.9%
McDonald's Corp.	8,100	1,033,965

Household Products — 2.7%
Colgate-Palmolive Co.	10,000	729,800
Procter & Gamble Co., (The)	25,700	2,340,499
		3,070,299
Insurance — 5.5%
Chubb Ltd., (Switzerland)	6,500	898,105
Cincinnati Financial Corp.	36,700	2,677,632
Principal Financial Group, Inc.	5,600	350,224
Progressive Corp., (The)	59,200	2,319,456
		6,245,417
Internet Software & Services — 0.5%
VeriSign, Inc.*	6,800	560,796

IT Services — 9.8%
Accenture PLC, Class A, (Ireland)	14,800	1,813,000
Fidelity National Information Services, Inc.	3,200	263,264
Fiserv, Inc.*	20,500	2,365,700
International Business Machines Corp.	17,600	3,164,832
Paychex, Inc.	34,600	2,125,132
Total System Services, Inc.	21,700	1,182,216
Western Union Co., (The)	12,300	241,572
		11,155,716
Life Sciences Tools & Services — 0.2%
Thermo Fisher Scientific, Inc.	1,600	252,288

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Portfolio of Investments (Concluded)

February 28, 2017
(Unaudited)

	Number of Shares	Value
Media — 3.5%
Omnicom Group, Inc.	28,400	$2,416,840
Scripps Networks Interactive, Inc., Class A	3,700	298,849
Walt Disney Co., (The)	11,900	1,310,071
		4,025,760
Multiline Retail — 1.2%
Dollar General Corp.	18,900	1,380,078
Target Corp.	100	5,877
		1,385,955
Multi-Utilities — 3.1%
CMS Energy Corp.	5,700	253,764
Dominion Resources, Inc.	15,800	1,226,712
DTE Energy Co.	8,600	871,868
WEC Energy Group, Inc.	20,000	1,205,400
		3,557,744
Oil, Gas & Consumable Fuels — 2.0%
Chevron Corp.	6,700	753,750
ConocoPhillips	5,200	247,364
Pioneer Natural Resources Co.	4,100	762,477
Tesoro Corp.	5,600	477,064
		2,240,655
Pharmaceuticals — 5.0%
Johnson & Johnson	25,400	3,104,134
Merck & Co., Inc.	5,600	368,872
Pfizer, Inc.	64,800	2,210,976
		5,683,982
Real Estate Investment Trusts — 2.3%
Apartment Investment & Management Co.	5,700	265,221
Equity Residential	3,600	227,052
Prologis, Inc.	4,900	250,145
Public Storage	3,800	864,348
Quality Care Properties, Inc.*	1,340	25,433
Simon Property Group, Inc.	5,100	940,440
		2,572,639
Semiconductors & Semiconductor Equipment — 0.2%
Intel Corp.	7,200	260,640

Software — 3.9%
CA, Inc.	35,700	1,152,039
Microsoft Corp.	38,600	2,469,628
salesforce.com, Inc.*	10,400	846,040
		4,467,707
Specialty Retail — 4.7%
Bed Bath & Beyond, Inc.	15,100	610,040
Foot Locker, Inc.	12,600	953,442
Home Depot, Inc., (The)	13,900	2,014,249
TJX Cos, Inc., (The)	22,900	1,796,505
		5,374,236
Technology Hardware, Storage & Peripherals — 2.9%
Apple, Inc.	24,500	3,356,255

Textiles, Apparel & Luxury Goods — 0.4%
VF Corp.	9,100	477,295
TOTAL COMMON STOCKS
(Cost $93,758,251)		111,766,127
TOTAL INVESTMENTS - 98.1%
(Cost $93,758,251)		111,766,127
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.9%		2,130,927
NET ASSETS - 100.0%		$113,897,054

*	Non-income producing security.

PLC Public Limited Company.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Summit Global Investments, LLC.

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

SMALL CAP LOW VOLATILITY FUND

Portfolio Holdings Summary Table

February 28, 2017

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

Security Type & Sector Classification	% of Net Assets	Value
COMMON STOCKS:
Commercial Services & Supplies	6.7%	$ 945,593
Electric Utilities	5.4	763,435
Health Care Providers & Services	5.3	757,771
Electronic Equipment, Instruments & Components	5.3	755,725
Insurance	5.0	717,651
Machinery	5.0	705,460
Chemicals	4.9	698,687
Banks	4.9	691,507
Food Products	4.1	590,122
Hotels, Restaurants & Leisure	3.9	558,667
Water Utilities	3.9	555,052
Health Care Equipment & Supplies	3.5	488,558
Real Estate Investment Trusts	3.4	484,329
IT Services	3.0	425,712
Gas Utilities	2.7	387,783
Semiconductors & Semiconductor Equipment	2.7	376,772
Multi-Utilities	2.5	344,980
Professional Services	1.9	271,360
Household Durables	1.9	269,040
Internet & Direct Marketing Retail	1.7	232,974
Metals & Mining	1.5	208,599
Real Estate Management & Development	1.1	161,000
Trading Companies & Distributors	1.1	157,625
Road & Rail	1.0	147,560
Airlines	1.0	139,280
Communications Equipment	1.0	139,256
Investment Companies	1.0	138,397
Thrifts & Mortgage Finance	1.0	137,620
Transportation	0.9	128,830
Textiles, Apparel & Luxury Goods	0.9	122,805
Diversified Financial Services	0.8	118,215
Electrical Equipment	0.8	117,300
Paper & Forest Products	0.8	117,200
Household Products	0.8	109,900
Diversified Telecommunication Services	0.8	109,424
Life Sciences Tools & Services	0.8	109,125
Distributors	0.6	87,804
SHORT-TERM INVESTMENTS	5.9	836,321
OTHER ASSETS IN EXCESS OF LIABILITIES	0.5	71,044
NET ASSETS	100.0%	$ 14,178,483

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

SMALL CAP LOW VOLATILITY FUND

Portfolio of Investments

February 28, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS - 93.6%
Airlines — 1.0%
Allegiant Travel Co.	800	$139,280

Banks — 4.9%
Community Trust Bancorp, Inc.	3,200	146,880
First Busey Corp.	5,300	163,876
Great Southern Bancorp, Inc.	2,500	125,125
Preferred Bank Los Angeles CA	2,900	162,806
Stock Yards Bancorp, Inc.	2,100	92,820
		691,507
Chemicals — 4.9%
Calgon Carbon Corp.	7,500	105,750
Innospec, Inc.	2,300	150,190
Quaker Chemical Corp.	1,300	171,184
Sensient Technologies Corp.	1,600	127,904
Stepan Co.	1,900	143,659
		698,687
Commercial Services & Supplies — 6.7%
Healthcare Services Group, Inc.	3,000	124,140
Herman Miller, Inc.	3,600	107,280
Knoll, Inc.	4,800	107,280
Matthews International Corp.	2,200	144,870
McGrath RentCorp	4,100	154,283
UniFirst Corp.	1,000	133,100
Viad Corp.	3,700	174,640
		945,593
Communications Equipment — 1.0%
Plantronics, Inc.	2,600	139,256

Distributors — 0.6%
Core-Mark Holding Co., Inc.	2,700	87,804

Diversified Financial Services — 0.8%
Compass Diversified Holdings†	7,100	118,215

Diversified Telecommunication Services — 0.8%
ATN International, Inc.	1,600	109,424

Electric Utilities — 5.4%
ALLETE, Inc.	2,000	134,420
El Paso Electric Co.	2,500	122,125
MGE Energy, Inc.	2,200	140,690
Otter Tail Corp.	3,800	142,880
PNM Resources, Inc.	3,400	123,420
Spark Energy, Inc., Class A	3,700	99,900
		763,435
Electrical Equipment — 0.8%
AZZ, Inc.	2,000	117,300

Electronic Equipment, Instruments & Components — 5.3%
Benchmark Electronics, Inc.*	5,500	171,050
ePlus, Inc.*	1,400	177,730
MTS Systems Corp.	2,300	126,385
Orbotech Ltd., (Israel)*	4,400	132,660
Tech Data Corp.*	1,700	147,900
		755,725
Food Products — 4.1%
B&G Foods, Inc.	2,600	110,500
Cal-Maine Foods, Inc.	2,400	91,080
Fresh Del Monte Produce, Inc.	2,200	127,314
J&J Snack Foods Corp.	1,100	147,180
Sanderson Farms, Inc.	1,200	114,048
		590,122
Gas Utilities — 2.7%
Chesapeake Utilities Corp.	1,900	131,005
Northwest Natural Gas Co.	2,000	120,200
South Jersey Industries, Inc.	3,900	136,578
		387,783
Health Care Equipment & Supplies — 3.5%
Analogic Corp.	1,400	115,290
ICU Medical, Inc.*	1,100	165,440
Masimo Corp.*	2,300	207,828
		488,558
Health Care Providers & Services — 5.3%
Aceto Corp.	5,400	82,836
Chemed Corp.	900	160,695
Ensign Group, Inc., (The)	5,500	103,620
Owens & Minor, Inc.	3,100	111,848
Surgical Care Affiliates, Inc.*	2,600	147,472
US Physical Therapy, Inc.	2,000	151,300
		757,771
Hotels, Restaurants & Leisure — 3.9%
Cheesecake Factory, Inc., (The)	2,300	140,415
International Speedway Corp., Class B	3,500	129,850
Popeyes Louisiana Kitchen, Inc.*	2,200	173,822
Ruth's Hospitality Group, Inc.	6,800	114,580
		558,667
Household Durables — 1.9%
Helen of Troy Ltd.*	1,200	117,240
Hooker Furniture Corp.	4,600	151,800
		269,040
Household Products — 0.8%
WD-40 Co.	1,000	109,900

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

SMALL CAP LOW VOLATILITY FUND

Portfolio of Investments (Continued)

February 28, 2017
(Unaudited)

	Number of Shares	Value
Insurance — 5.0%
Argo Group International Holdings Ltd., (Bermuda)	2,180	$145,951
Aspen Insurance Holdings Ltd., (Bermuda)	2,400	134,520
Enstar Group Ltd., (Bermuda)*	800	155,000
Maiden Holdings Ltd., (Bermuda)	9,000	139,050
Navigators Group, Inc., (The)	2,600	143,130
		717,651
Internet & Direct Marketing Retail — 1.7%
FTD Cos, Inc.*	4,500	108,720
PetMed Express, Inc.	5,900	124,254
		232,974
Investment Companies — 1.0%
TPG Specialty Lending, Inc.	7,090	138,397

IT Services — 3.0%
Convergys Corp.	4,000	87,520
CSG Systems International, Inc.	2,700	106,407
TeleTech Holdings, Inc.	4,200	127,260
WNS Holdings Ltd., (India) ADR*	3,700	104,525
		425,712
Life Sciences Tools & Services — 0.8%
INC Research Holdings, Inc.*	2,500	109,125

Machinery — 5.0%
Douglas Dynamics, Inc.	5,000	166,750
Global Brass & Copper Holdings, Inc.	4,200	141,330
Hillenbrand, Inc.	3,600	130,860
Kadant, Inc.	2,300	142,370
Standex International Corp.	1,300	124,150
		705,460
Metals & Mining — 1.5%
Compass Minerals International, Inc.	1,400	106,120
Kaiser Aluminum Corp.	1,300	102,479
		208,599
Multi-Utilities — 2.5%
Avista Corp.	2,700	107,649
NorthWestern Corp.	2,000	117,000
Unitil Corp.	2,698	120,331
		344,980
Paper & Forest Products — 0.8%
Neenah Paper, Inc.	1,600	117,200

Professional Services — 1.9%
CBIZ, Inc.*	10,900	144,970
Exponent, Inc.	2,200	126,390
		271,360
Real Estate Investment Trusts — 3.4%
LTC Properties, Inc.	2,300	110,952
Potlatch Corp.	3,200	141,600
Urban Edge Properties	4,100	113,693
Urstadt Biddle Properties, Inc.	5,300	118,084
		484,329
Real Estate Management & Development — 1.1%
RE/MAX Holdings, Inc., Class A	2,800	161,000

Road & Rail — 1.0%
Landstar System, Inc.	1,700	147,560

Semiconductors & Semiconductor Equipment — 2.7%
Cabot Microelectronics Corp.	2,600	179,972
MKS Instruments, Inc.	3,000	196,800
		376,772
Textiles, Apparel & Luxury Goods — 0.9%
Unifi, Inc.*	4,500	122,805

Thrifts & Mortgage Finance — 1.0%
First Defiance Financial Corp.	2,800	137,620

Trading Companies & Distributors — 1.1%
Applied Industrial Technologies, Inc.	2,500	157,625

Transporatation — 0.9%
Forward Air Corp.	2,600	128,830

Water Utilities — 3.9%
American States Water Co.	2,800	125,216
California Water Service Group	3,900	143,325
Connecticut Water Service, Inc.	2,300	131,215
SJW Corp.	3,200	155,296
		555,052
TOTAL COMMON STOCKS
(Cost $11,209,163)		13,271,118

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

SMALL CAP LOW VOLATILITY FUND

Portfolio of Investments (Concluded)

February 28, 2017
(Unaudited)

	Number of Shares	Value
SHORT-TERM INVESTMENTS - 5.9%
Fidelity Investments Money Market Funds - Government Portfolio, 0.45%	836,321	$836,321
TOTAL SHORT-TERM INVESTMENTS
(Cost $836,321)		836,321
TOTAL INVESTMENTS - 99.5%
(Cost $12,045,484)		14,107,439
OTHER ASSETS IN EXCESS OF LIABILITIES - 0.5%		71,044
NET ASSETS - 100.0%		$14,178,483

*	Non-income producing security.

ADR American Depositary Receipt

†	Master Limited Partnerships

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Summit Global Investments, LLC.

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

Statement Of Assets And Liabilities

February 28, 2017

(Unaudited)

	Summit Global Investments U.S. Low Volatility Equity Fund	Summit Global Investments Small Cap Low Volatility Fund
ASSETS
Investments, at value (cost $93,758,251 and $11,209,163, respectively)	$111,766,127	$13,271,118
Short-term investments, at value (cost $— and $836,321, respectively)	—	836,321
Receivables for:
Investments sold	1,871,402	—
Capital shares sold	851,755	63,622
Dividends and interest	227,186	12,821
Due from Advisor	—	4,119
Prepaid expenses and other assets	118,907	46,604
Total Assets	$114,835,377	$14,234,605

LIABILITIES
Due to Custodian	$709,501	$—
Payables for:
Capital shares redeemed	58,139	—
Advisory fees	54,093	—
Administration and accounting services fees	32,988	9,287
Transfer agent fees	16,655	7,573
Other accrued expenses and liabilities	66,947	39,262
Total Liabilities	938,323	56,122
Net Assets	$113,897,054	$14,178,483

NET ASSETS CONSIST OF:
Par value	$7,611	$1,183
Paid-in Capital	96,744,652	12,122,337
Undistributed net investment income/(loss)	294,841	(5,343)
Accumulated net realized gain/(loss) from investments	(1,157,926)	(1,649)
Net unrealized appreciation/(depreciation) on investments	18,007,876	2,061,955
Net Assets	$113,897,054	$14,178,483

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

Statement Of Assets And Liabilities (Concluded)

February 28, 2017

(Unaudited)

	Summit Global Investments U.S. Low Volatility Equity Fund	Summit Global Investments Small Cap Low Volatility Fund
CLASS A SHARES:
Net assets applicable to Class A Shares	$20,627,229	$—
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	1,379,192	—
Net asset value and redemption price per share	$14.96	$—
Maximum offering price per share (100/94.75 of $14.96)	$15.79	$—

CLASS C SHARES:
Net assets applicable to Class C Shares	$1,025,915	$78,755
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	69,509	6,602
Net asset value, offering and redemption price per share	$14.76	$11.93

CLASS I SHARES:
Net assets applicable to Class I Shares	$92,243,910	$11,408,650
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	6,162,316	952,179
Net asset value, offering and redemption price per share	$14.97	$11.98

RETAIL SHARES:
Net assets applicable to Retail Shares	$—	$2,691,078
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	—	224,543
Net asset value, offering and redemption price per share	$—	$11.98

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

Statement Of Operations

For the Six Months Ended February 28, 2017

(Unaudited)

	Summit Global Investments U.S. Low Volatility Equity Fund	Summit Global Investments Small Cap Low Volatility Fund
INVESTMENT INCOME
Dividends and interest	$1,444,160	$101,397
Total investment income	1,444,160	101,397

EXPENSES
Advisory fees (Note 2)	403,008	62,705
Administration and accounting fees (Note 2)	64,322	20,475
Transfer agent fees (Note 2)	60,042	26,160
Distribution fees (Class A Shares) (Note 2)	24,276	—
Directors and officers fees	16,740	599
Legal fees	16,427	1,272
Printing and shareholder reporting fees	16,301	8,325
Audit fees	13,723	23,829
Custodian fees (Note 2)	8,894	6,816
Distribution fees (Class C Shares) (Note 2)	2,944	226
Distribution fees (Retail Shares) (Note 2)	—	2,943
Shareholder servicing fees	474	39
Other expenses	43,211	47,960
Total expenses before waivers and reimbursements	670,362	201,349
Less: waivers and reimbursements (Note 2)	(78,458)	(116,955)
Net expenses after waivers and reimbursements	591,904	84,394
Net investment income/(loss)	852,256	17,003

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments	(796,094)	883
Net change in unrealized appreciation/(depreciation) on investments	4,787,733	1,347,916
Net realized and unrealized gain/(loss) on investments	3,991,639	1,348,799
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,843,895	$1,365,802

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2017 (Unaudited)	For the Year Ended August 31, 2016
INCREASE/(DECREASE) IN NET ASSET FROM OPERATIONS:
Net investment income/(loss)	$852,256	$1,396,218
Net realized gain/(loss) on investments	(796,094)	1,776,859
Net change in unrealized appreciation/(depreciation) on investments	4,787,733	9,203,615
Net increase/(decrease) in net assets resulting from operations	4,843,895	12,376,692

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Class A Shares	(180,710)	(7,658)
Class C Shares	(5,671)	—
Class I Shares	(1,016,757)	(1,139,884)
Total net investment income	(1,203,138)	(1,147,542)
Net realized gains
Class A Shares	(292,536)	(28,208)
Class C Shares	(11,450)	—
Class I Shares	(1,371,749)	(4,094,120)
Total net realized gains	(1,675,735)	(4,122,328)
Net decrease in net assets from dividends and distributions to shareholders	(2,878,873)	(5,269,870)

INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS:
Class A Shares
Proceeds from shares sold	2,926,893	19,363,190
Reinvestment of distributions	466,338	35,866
Shares redeemed	(2,457,583)	(1,140,074)
Redemption fees*	349	1,780
Total from Class A Shares	935,997	18,260,762
Class C Shares
Proceeds from shares sold	629,826	375,044
Reinvestment of distributions	17,121	—
Shares redeemed	(19,811)	(5,228)
Redemption fees*	2	19
Total from Class C Shares	627,138	369,835
Class I Shares
Proceeds from shares sold	11,220,145	42,888,293
Reinvestment of distributions	2,279,346	5,087,374
Shares redeemed	(28,905,798)	(20,808,046)
Redemption fees*	4,636	15,629
Total from Class I Shares	(15,401,671)	27,183,250
Net increase/(decrease) in net assets from capital shares transactions	(13,838,536)	45,813,847
Total increase/(decrease) in net assets	(11,873,514)	52,920,669

NET ASSETS:
Beginning of period	125,770,568	72,849,899
End of period	$113,897,054	$125,770,568
Undistributed net investment gain/(loss), end of period	$294,841	$645,723

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Statements of Changes in Net Assets (Concluded)

	For the Six Months Ended February 28, 2017 (Unaudited)	For the Year Ended August 31, 2016
INCREASE/(DECREASE) IN SHARES OUTSTANDING DERIVED FROM SHARE TRANSACTIONS:
Class A Shares
Shares sold	203,041	1,390,678
Shares reinvested	31,897	2,601
Shares redeemed	(170,215)	(78,810)
Total from Class A Shares	64,723	1,314,469
Class C Shares
Shares sold	44,046	26,038
Shares reinvested	1,185	—
Shares redeemed	(1,392)	(368)
Total from Class C Shares	43,839	25,670
Class I Shares
Shares sold	773,466	3,027,570
Shares reinvested	155,799	368,917
Shares redeemed	(1,988,276)	(1,461,643)
Total from Class I Shares	(1,059,011)	1,934,844
Net increase/(decrease) in shares outstanding derived from share transactions	(950,449)	3,274,983

*

There is a 1.50% redemption fee to the value of shares redeemed within 60 days of purchase. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

SMALL CAP LOW VOLATILITY FUND

Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2017 (Unaudited)	For the Period Ended August 31, 2016
INCREASE/(DECREASE) IN NET ASSET FROM OPERATIONS:
Net investment income/(loss)	$17,003	$16,553
Net realized gain/(loss) on investments	883
Net change in unrealized appreciation/(depreciation) on investments	1,347,916	714,039
Net increase/(decrease) in net assets resulting from operations	1,365,802	730,592

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
Class C Shares	—	—
Class I Shares	(44,499)	—
Retail Shares	(6,975)	—
Total net investment income	(51,474)	—
Net realized gains
Class C Shares	(10)	—
Class I Shares	(2,052)	—
Retail Shares	(470)	—
Total net realized gains	(2,532)	—
Net decrease in net assets from dividends and distributions to shareholders	(54,006)	—

INCREASE/(DECREASE) IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS:
Class C Shares
Proceeds from shares sold	55,192	24,330
Reinvestment of distributions	10	—
Shares redeemed	(7,004)	—
Redemption fees*	—	10
Total from Class C Shares	48,198	24,340
Class I Shares
Proceeds from shares sold	1,144,859	9,870,906
Reinvestment of distributions	46,552	—
Shares redeemed	(959,123)	(397,353)
Redemption fees*	45	4,233
Total from Class I Shares.	232,333	9,477,786
Retail Shares
Proceeds from shares sold	600,709	1,994,390
Reinvestment of distributions	7,444	—
Shares redeemed	(152,529)	(97,419)
Redemption fees*	74	769
Total from Retail Shares.	455,698	1,897,740
Net increase/(decrease) in net assets from capital shares transactions	736,229	11,399,866
Total increase/(decrease) in net assets	2,048,025	12,130,458

NET ASSETS:
Beginning of period	12,130,458	—
End of period	$14,178,483	$12,130,458
Undistributed net investment gain/(loss), end of period	$(5,343)	$29,128

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

SMALL CAP LOW VOLATILITY FUND

Statements of Changes in Net Assets (Concluded)

	For the Six Months Ended February 28, 2017 (Unaudited)	For the Period Ended August 31, 2016
INCREASE/(DECREASE) IN SHARES OUTSTANDING DERIVED FROM SHARE TRANSACTIONS:
Class C Shares
Shares sold	4,792	2,388
Shares reinvested	1	—
Shares redeemed	(579)	—
Total from Class C Shares	4,214	2,388
Class I Shares
Shares sold	100,073	969,650
Shares reinvested	3,825	—
Shares redeemed	(83,696)	(37,673)
Total from Class I Shares	20,202	931,977
Retail Shares
Shares sold	51,637	194,884
Shares reinvested	611	—
Shares redeemed	(13,230)	(9,359)
Total from Retail Shares	39,018	185,525
Net increase/(decrease) in shares outstanding derived from share transactions	63,434	1,119,890

*

There is a 1.50% redemption fee to the value of shares redeemed within 60 days of purchase. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for Class A Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	Class A Shares
	For the Six Months Ended February 28, 2017 (Unaudited)		For the Period October 29, 2015(1) to August 31, 2016
Per Share Operating Performance
Net asset value, beginning of period	$14.67		$14.69
Net investment income/(loss)(2)	0.09		0.14
Net realized and unrealized gain/(loss) from investments(3)	0.55		0.79
Net increase/(decrease) in net assets resulting from operations	0.64		0.93
Dividends and distributions to shareholders from:
Net investment income	(0.13)		(0.20)
Net realized gains	(0.22)		(0.75)
Total dividends and distributions to shareholders	(0.35)		(0.95)
Net asset value, end of period	$14.96		$14.67
Total investment return(4)	4.41	%(5)	6.74	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$20,627		$19,288
Ratio of expenses to average net assets with waivers and reimbursements	1.23	%(6)	1.23	%(6)
Ratio of expenses to average net assets without waivers and reimbursements	1.37	%(6)	1.38	%(6)
Ratio of net investment income/(loss) to average net assets	1.29	%(6)	1.15	%(6)
Portfolio turnover rate(7)	3.02	%(5)	41	%(5)

(1)	Commencement of operations.
(2)	The selected per share data is calculated based on the average shares outstanding method for the period.
(3)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(4)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any. Total investment return does not reflect Sales Charge.

(5)	Not annualized.
(6)	Annualized.
(7)	Portfolio Turnover Rate is calculated for the Fund, as a whole, for the entire year.

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for Class C Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	Class C Shares
	For the Six Months Ended February 28, 2017 (Unaudited)		For the Period December 31, 2015(1) to August 31, 2016
Per Share Operating Performance
Net asset value, beginning of period	$14.51		$13.57
Net investment income/(loss)(2)	0.04		0.03
Net realized and unrealized gain/(loss) from investments(3)	0.54		0.91
Net increase/(decrease) in net assets resulting from operations	0.58		0.94
Dividends and distributions to shareholders from:
Net investment income	(0.11)		—
Net realized gains	(0.22)		—
Total dividends and distributions to shareholders	(0.33)		—
Net asset value, end of period	$14.76		$14.51
Total investment return(4)	3.99	%(5)	6.93	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,026		$373
Ratio of expenses to average net assets with waivers and reimbursements	1.98	%(6)	1.99	%(6)
Ratio of expenses to average net assets without waivers and reimbursements	2.12	%(6)	2.16	%(6)
Ratio of net investment income/(loss) to average net assets	0.58	%(6)	0.32	%(6)
Portfolio turnover rate(7)	3.02	%(5)	41	%(5)

(1)	Commencement of operations.
(2)	The selected per share data is calculated based on the average shares outstanding method for the period.
(3)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(4)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)	Not annualized.
(6)	Annualized.
(7)	Portfolio Turnover Rate is calculated for the Fund, as a whole, for the entire year.

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

U.S. LOW VOLATILITY EQUITY FUND

Financial Highlights

Contained below is per share operating performance data for Class I Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class I Shares
	For the Six Months Ended February 28, 2017 (Unaudited)		For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Year Ended August 31, 2014	For the Year Ended August 31, 2013	For the Period February 29, 2012(1) to August 31, 2012
Per Share Operating Performance
Net asset value, beginning of period	$14.51		$13.78	$13.72	$11.85	$10.18	$10.00
Net investment income/(loss)(2)	0.11		0.21	0.21	0.16	0.15	0.08
Net realized and unrealized gain/(loss) from investments(3)	0.73		1.66	0.44	2.01	1.64	0.10
Net increase in net assets resulting from operations	0.84		1.87	0.65	2.17	1.79	0.18
Dividends and distributions to shareholders from:
Net investment income	(0.16)		(0.21)	(0.16)	(0.08)	(0.05)	—
Net realized gains	(0.22)		(0.75)	(0.43)	(0.22)	(0.07)	—
Total dividends and distributions to shareholders	(0.38)		(0.96)	(0.59)	(0.30)	(0.12)	—
Net asset value, end of period	$14.97		$14.69	$13.78	$13.72	$11.85	$10.18
Total investment return(4)	4.52	%(5)	13.99%	4.82%	18.57%	17.78%	1.80	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$92,244		$106,110	$72,850	$60,266	$25,638	$3,602
Ratio of expenses to average net assets with waivers and reimbursements	0.98	%(6)	0.98%	0.98%	0.98%	0.98%	0.98	%(6)
Ratio of expenses to average net assets without waivers and reimbursements	1.12	%(6)	1.14%	1.20%	1.35%	2.74%	20.03	%(6)
Ratio of net investment income/(loss) to average net asysets	1.53	%(6)	1.49%	1.47%	1.25%	1.34%	1.64	%(6)
Portfolio turnover rate	3.02	%(5)	41%	42%	110%	81%	95	%(5)

(1)	Commencement of operations.
(2)	The selected per share data is calculated based on average shares outstanding method for the period.
(3)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(4)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)	Not annualized.
(6)	Annualized.

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

SMALL CAP LOW VOLATILITY FUND

Financial Highlights

Contained below is per share operating performance data for Class C Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	Class C Shares
	For the Six Months Ended February 28, 2017 (Unaudited)		For the Period March 31, 2016(1) to August 31, 2016
Per Share Operating Performance
Net asset value, beginning of period	$10.80		$10.00
Net investment income/(loss)(2)	(0.04)		(0.02)
Net realized and unrealized gain/(loss) from investments(3)	1.17		0.82
Net increase/(decrease) in net assets resulting from operations	1.13		0.80
Dividends and distributions to shareholders from:
Net realized gains	—	(7)	—
Net asset value, end of period	$11.93		$10.80
Total investment return(4)	10.48	%(5)	8.00	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$79		$26
Ratio of expenses to average net assets with waivers and reimbursements	2.23	%(6)	2.23	%(6)
Ratio of expenses to average net assets without waivers and reimbursements	3.95	%(6)	5.43	%(6)
Ratio of net investment income/(loss) to average net assets	(0.73	%)(6)	(0.47	%)(6)
Portfolio turnover rate	0.09	%(5)	0.01	%(5)

(1)	Commencement of operations.
(2)	The selected per share data is calculated based on the average shares outstanding method for the period.
(3)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(4)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)	Not annualized.
(6)	Annualized.
(7)	Amount represents less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

SMALL CAP LOW VOLATILITY FUND

Financial Highlights

Contained below is per share operating performance data for Class I Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class I Shares
	For the Six Months Ended February 28, 2017 (Unaudited)		For the Period March 31, 2016(1) to August 31, 2016
Per Share Operating Performance
Net asset value, beginning of period	$10.83		$10.00
Net investment income/(loss)(2)	0.02		0.02
Net realized and unrealized gain/(loss) from investments(3)	1.18		0.81
Net increase/(decrease) in net assets resulting from operations	1.20		0.83
Dividends and distributions to shareholders from:
Net investment income	(0.05)		—
Net realized gains	—	(7)	—
Total dividends and distributions to shareholders	(0.05)		—
Net asset value, end of period	$11.98		$10.83
Total investment return(4)	11.06	%(5)	8.30	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$11,409		$10,095
Ratio of expenses to average net assets with waivers and reimbursements	1.23	%(6)	1.23	%(6)
Ratio of expenses to average net assets without waivers and reimbursements	3.00	%(6)	4.43	%(6)
Ratio of net investment income/(loss) to average net assets	0.31	%(6)	0.53	%(6)
Portfolio turnover rate	0.09	%(5)	0.01	%(5)

(1)	Commencement of operations.
(2)	The selected per share data is calculated based on the average shares outstanding method for the period.
(3)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(4)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)	Not annualized.
(6)	Annualized.
(7)	Amount represents less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS

SMALL CAP LOW VOLATILITY FUND

Financial Highlights

Contained below is per share operating performance data for Retail Shares outstanding, total investment return, ratios to average net assets and other supplemental data for the period. This information has been derived from information provided in the financial statements.

	Retail Shares
	For the Six Months Ended February 28, 2017 (Unaudited)		For the Period March 31, 2016(1) to August 31, 2016
Per Share Operating Performance
Net asset value, beginning of period	$10.83		$10.00
Net investment income/(loss)(2)	—	(7)	0.01
Net realized and unrealized gain/(loss) from investments(3)	1.18		0.82
Net increase/(decrease) in net assets resulting from operations	1.18		0.83
Dividends and distributions to shareholders from:
Net investment income	(0.03)		—
Net realized gains	—	(7)	—
Total dividends and distributions to shareholders	(0.03)		—
Net asset value, end of period	$11.98		$10.83
Total investment return(4)	10.93	%(5)	8.30	%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,691		$2,010
Ratio of expenses to average net assets with waivers and reimbursements	1.48	%(6)	1.48	%(6)
Ratio of expenses to average net assets without waivers and reimbursements	3.24	%(6)	4.68	%(6)
Ratio of net investment income/(loss) to average net assets	0.05	%(6)	0.28	%(6)
Portfolio turnover rate	0.09	%(5)	0.01	%(5)

(1)	Commencement of operations.
(2)	The selected per share data is calculated based on the average shares outstanding method for the period.
(3)

The amount shown may not correlate with the change in the aggregate gains and losses due to the timing of sales and purchases of the Fund’s shares in relation to fluctuating market values for the Fund’s portfolio.

(4)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(5)	Not annualized.
(6)	Annualized.
(7)	Amount represents less than $0.005 per share.

The accompanying notes are an integral part of the financial statements.

SUMMIT GLOBAL INVESTMENTS FUNDS

Notes to Financial Statements

February 28, 2017

(Unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-six active investment portfolios, including the Summit Global Investments U.S. Low Volatility Equity Fund and Summit Global Investments Small Cap Low Volatility Fund, which commenced investment operations on February 29, 2012 and March 31, 2016, respectively. As of February 28, 2017, the Summit Global Investments U.S. Low Volatility Equity Fund offers four classes of shares: Class A Shares, Class C Shares, Class I Shares and Retail Shares (not currently open); the Summit Global Investments Small Cap Low Volatility Fund offers three classes of shares: Retail Shares, Class C Shares and Class I Shares.

RBB has authorized capital of one hundred billion shares of common stock of which 84.423 billion shares are currently classified into one hundred and seventy-one classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

Portfolio Valuation — Each Funds’ net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Funds are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Direct investments in fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

● Level 1	— quoted prices in active markets for identical securities;

● Level 2	— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3	— significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

SUMMIT GLOBAL INVESTMENTS FUNDS

Notes to Financial Statements (Continued)

February 28, 2017

(Unaudited)

The following is a summary of the inputs used, as of February 28, 2017, in valuing the Funds’ investments carried at fair value:

	Total Value at February 28, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Summit Global Investments U.S Low Volatility Equity Fund
Common Stocks	$111,766,127	$111,766,127	$—	$—
Total Investments*	$111,766,127	$111,766,127	$—	$—

Summit Global Investments Small Cap Low Volatility Fund
Common Stocks	$13,271,118	$13,271,118	$—	$—
Short-Term Investments	836,321	836,321	—	—
Total Investments*	$14,107,439	$14,107,439	$—	$—

*	Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require each Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Funds to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when a Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when a Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended February 28, 2017, there were no transfers between Levels 1, 2 and 3 for the Funds.

Use of Estimates — The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

SUMMIT GLOBAL INVESTMENTS FUNDS

Notes to Financial Statements (Continued)

February 28, 2017

(Unaudited)

Investment Transactions, Investment Income and Expenses — The Funds record security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Funds’ investment income, expenses (other than class specific distribution fees) and unrealized and realized gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred on behalf of a specific class, fund or fund family of the Company are charged directly to the class, fund or fund family (in proportion to net assets). Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Funds.

Dividends and Distributions to Shareholders — Dividends from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are declared and paid annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund’s intention to qualify or continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Cash and Cash Equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Redemption/Exchange Fees — The Funds impose a redemption/exchange fee of 1.50% on redemptions/exchanges of Fund shares held less than 60 days. The fees are reflected on the Statements of Changes in Net Assets. The Funds reserve the right to modify or eliminate the redemption/exchange fees or any waivers of such fees at any time.

Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. Each Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Investment Adviser and Other Services

Summit Global Investments, LLC (“Summit” or the “Adviser”) serves as each Fund’s investment adviser. For its advisory services, the Adviser is entitled to recieve 0.70% of the Summit Global Investments U.S. Low Volatility Equity Fund’s average daily net assets and 0.95% of the Summit Global Investments Small Cap Low Volatility Fund’s average daily net assets, computed daily and paid monthly.

For the Summit Global Investments U.S. Low Volatility Equity Fund, the Adviser has contractually agreed to waive management fees and/or reimburse expenses through December 31, 2017 to the extent that Total Annual Fund Operating Expenses (excluding certain items discussed below) exceed 1.23%, 1.23%, 0.98% and 1.98% of the Fund’s average daily net assets attributable to Class A Shares, Retail Shares, Class I Shares and Class C Shares, respectively. This contractual limitation may not be terminated before December 31, 2017 without the approval of the Board. For the Summit Global Investments Small Cap Low Volatility Fund, Summit has contractually agreed to waive management fees and/or reimburse expenses through December 31, 2017 to the extent that Total Annual Fund Operating Expenses (excluding certain items discussed below) exceed 1.23%, 1.48% and 2.23% of the Fund’s average daily net assets attributable to Class I Shares, Retail Shares and Class C Shares, respectively. This contractual limitation may not be

SUMMIT GLOBAL INVESTMENTS FUNDS

Notes to Financial Statements (Continued)

February 28, 2017

(Unaudited)

terminated before December 31, 2017 without the approval of the Board. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account and could cause net Total Annual Fund Operating Expenses to exceed the limits stated above as applicable: acquired fund fees and expenses, brokerage commissions, extraordinary items, interest or taxes. If at any time the Funds’ Total Annual Fund Operating Expenses for a year are less than the limits stated above, the Adviser is entitled to reimbursement by the Funds of the advisory fees forgone and other payments remitted by the Adviser to the respective Fund within three years from the date on which such waiver or reimbursement was made. There were no fees recouped by the Adviser during the six months ended February 28, 2017.

For the six months ended February 28, 2017, advisory fees and waivers/reimbursements of advisory fees were as follows:

	Gross Advisory Fees	Waivers	Reimbursements	Net Advisory Fees
Summit Global Investments U.S. Low Volatility Equity Fund	$403,008	$(78,458)	$—	$324,550
Summit Global Investments Small Cap Low Volatility Fund	62,705	(62,705)	(54,250)	(54,250)

As of February 28, 2017, the Funds had amounts available for recoupment as follows:

	August 31, 2018	August 31, 2019	August 31, 2020
Summit Global Investments U.S. Low Volatility Equity Fund	$147,547	$151,284	$78,458
Summit Global Investments Small Cap Low Volatility Fund	—	108,075	116,955

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) served as administrator for the Funds through September 30, 2016. Effective October 1, 2016, U.S. Bancorp Fund Services, LLC (“USBFS”) serves as administrator for the Funds. For providing administrative and accounting services, USBFS is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

In addition, BNY Mellon served as the Funds’ transfer and dividend disbursing agent through November 18, 2016. Effective November 19, 2016 USBFS serves as the Funds’ transfer and dividend disbursing agent. For providing transfer agent services, USBFS is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

The Bank of New York Mellon provided certain custodial services to the Funds through November 18, 2016. Effective November 19, 2016 U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Funds. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Foreside Funds Distributors, LLC served as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB through November 18, 2016. Effective November 19, 2016 Quasar Distributors, LLC serves as the principal underwriter and distributor of the Funds’ shares pursuant to a Distribution Agreement with RBB.

3. Director’s and Officer’s Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. The aggregate remuneration paid to the Directors by the Funds during the period ended February 28, 2017 was $9,542 and $341 for Summit Global Investments U.S. Low Volatility Equity Fund and Summit Global Investments Small Cap Low Volatility Fund, respectively. Employees of Vigilant Compliance, LLC serve as President, Chief Compliance Officer and Assistant

SUMMIT GLOBAL INVESTMENTS FUNDS

Notes to Financial Statements (Continued)

February 28, 2017

(Unaudited)

Treasurer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. An employee of RBB serves as Treasurer and Secretary, and is compensated for services provided. Certain employees of USBFS serve as officers of the Company. They are not compensated by the Funds or the Company. For the period ended February 28, 2017, the Funds paid $7,198 and $258 for Summit Global Investments U.S. Low Volatility Equity Fund and Summit Global Investments Small Cap Low Volatility Fund, respectively, in officer fees.

4. Purchases and Sales of Investment Securities

For the six months ended February 28, 2017, aggregate purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:

	Purchase	Sales
Summit Global Investments U.S. Low Volatility Equity Fund	$3,429,318	$14,436,946
Summit Global Investments Small Cap Low Volatility Fund	1,018,126	11,583

5. Federal Income Tax Information

The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Funds have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of February 28, 2017, the federal tax cost, aggregate gross unrealized appreciation and depreciation of securities held by each Fund were as follows*:

	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
Summit Global Investments U.S. Low Volatility Equity Fund	$93,758,251	$19,055,889	$(1,048,013)	$18,007,876
Summit Global Investments Small Cap Low Volatility Fund	12,045,484	2,246,125	(184,170)	2,061,955

*	Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year.

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

SUMMIT GLOBAL INVESTMENTS FUNDS

Notes to Financial Statements (Concluded)

February 28, 2017

(Unaudited)

The following permanent differences as of August 31, 2016, primarily attributable to the reclassification of short-term gains in the Summit Global Investments U.S. Low Volatility Equity Fund and disallowed expenses in the Summit Global Investments Small Cap Low Volatility Fund, were reclassified among the following accounts:

	Undistributed Net Investments Income	Accumulated Net Realized Gains/(Loss)	Paid-In Capital
Summit Global Investments U.S. Low Volatility Equity Fund	$(303,614)	$303,614	$—
Summit Global Investments Small Cap Low Volatility Fund	12,575	—	(12,575)

As of August 31, 2016, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Unrealized Appreciation/(Depreciation)
Summit Global Investments U.S. Low Volatility Equity Fund	$645,376	$1,340,810	$13,193,583
Summit Global Investments Small Cap Low Volatility Fund	29,128	—	714,039

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2016, was as follows:

	Ordinary Income	Long-Term Gains	Total
Summit Global Investments U.S. Low Volatility Equity Fund	$3,040,904	$2,228,966	$5,269,870
Summit Global Investments Small Cap Low Volatility Fund	—	—	—

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2016, no Fund had any capital loss carryforwards.

6. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no significant events requiring recognition on disclosure in the consolidated financial statements.

SUMMIT GLOBAL INVESTMENTS FUNDS

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (855) 744-8500 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files a complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q is available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (800) SEC-0330.

Investment Adviser
Summit Global Investments, LLC
620 South Main Street
Bountiful, UT 84010

Administrator and Transfer Agent
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter
Quasar Distributors, LLC
777 East Wisconsin Avenue, Floor 6
Milwaukee, WI 53202

Custodian
U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street, Suite 700
Philadelphia, PA 19103

Legal Counsel
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103-6996

SUMMIT GLOBAL INVESTMENTS
GLOBAL LOW VOLATILITY FUND

of

The RBB Fund, Inc.

SEMI-ANNUAL REPORT

February 28, 2017
(Unaudited)

This report is submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution unless preceded or accompanied by a current prospectus for the Fund.

SUMMIT GLOBAL INVESTMENTS

GLOBAL LOW VOLATILITY FUND

Semi-Annual Investment Adviser’s Report
February 28, 2017

(Unaudited)

Dear Shareholder:

It is with humble appreciation and gratitude for your willingness to vote for Summit Global Investments (“SGI”) to take over as manager of the Summit Global Investments Global Low Volatility Fund (the “Fund”). We appreciate the confidence you have placed in us and value the opportunity to work with you. It enables all of us at SGI to do what we love every day; managing equities. We believe that investors are ultimately rewarded when equity risk is prudently managed. Our strategy utilizes time-tested investment principles and seeks to be fully invested in the equity market while providing a smoother ride than other investment strategies.

We firmly believe that investing with a long-term, risk-return perspective is key to experiencing superior risk-adjusted returns. While staying the course with a low volatility portfolio does not eliminate risk, it can considerably lessen the effect of market gyrations.

Our investment approach to portfolio construction takes into consideration a multitude of factors that ultimately help drive the price of equities. We sincerely value and believe strongly that return and risk must coincide and be effectively managed together. Investing in cap-weighted indexes, higher risk strategies, or products or markets just for exposure without regard to the investment’s return seems unwarranted. Investing for return must always be weighed against the risk of the investments.

The Fund strategy seeks to de-risk and diversify client’s equity return sources. SGI’s philosophical conviction is that risk management must take primacy in the investment process. Through our low-volatility equity approach, we seek to manage portfolios that potentially will provide clients less volatile return streams, a participative up-side market capture, and more capital protection during negative markets.

By definition, “low-volatility equities” aren’t necessarily “value”, “sector-specific”, “high dividend-yielding”, or any other static categorical classification. This is because risk characteristics (e.g., volatility, beta tendencies, fundamental risks) of most companies are NOT static. A company’s business can be seasonal, cyclical, or simply evolve over time. Consequently, its equity price behavior can be time-varying. We believe these varying risks are effectively managed through SGI’s low-volatility approach.

SGI utilizes quantitative methods to identify statistically-attractive companies based on a diversified set of factors. Yet because there are certain types of information or risks not readily captured by algorithmic or quantitative approaches, SGI also believes in conducting fundamental analysis to supplement its quantitative screening.

A quantitative framework provides a consistent context to efficiently identify high potential companies for inclusion in the portfolio. SGI’s fundamental research looks to confirm or deny that quantitative signaling.

Investment selection includes proprietary quantitative risk and return modeling combined along with qualitative fundamental company analysis.

SGI’s proprietary risk model, expected return model, and portfolio construction constraints are included in its methodology to create a potential portfolio for investment. Portfolios are monitored daily with quantitative models refreshed weekly as new company data is populated. Constraints are consistently applied to ensure broad portfolio diversification and risk controls.

The investment team runs portfolio processes that include:

Risk: Utilizing a risk framework that screens for companies that display liquidity, quality, and market leadership. The resulting opportunity set is positively skewed for companies that have a more leadership position and established position within their respective markets and competitors.

1

SUMMIT GLOBAL INVESTMENTS

GLOBAL LOW VOLATILITY FUND

Semi-Annual Investment Adviser’s Report (continued)
February 28, 2017

(Unaudited)

Rank Model: SGI uses a proprietary multi-factor expected ranking model. It is a proprietary multi-factor model that calculates a rank for all stocks within the opportunity set. The model is customized for return productivity specifically for lower-volatile equities. The factors are diversified across multiple categories: Risk, Quality, Value, Growth, and Momentum. The model’s factor constituents have been consistent over time. The highest ranked companies are the potential candidates for portfolio inclusion.

Model factor characteristics:

●	Customized

o	Specific for low-volatility equity management

o	Persistency of impact (i.e. low decay of factor contribution)

o	Magnitude of contribution

●	Diversified

o	Risk, Quality, Value, Growth, Momentum

Constraints: As part of portfolio construction, SGI incorporates portfolio constraints to ensure diversification and manage overall construction risks:

●	Maximum sector weight: 20% max weight at construction

●	Maximum security weight: 2% at construction

●	Number of positions: 50 at construction

The portfolio construction process brings together SGI’s proprietary elements of risk, our proprietary multi-factor ranking model, and portfolio construction constraints. The portfolio construction outputs a potential portfolio of holdings for review fundamentally by the investment team.

Fundamental Analysis: SGI conducts our bottom-up fundamental analysis (e.g., SWOT analysis) specifically focused on downside risk. SGI’s focus on the qualitative research is to utilize it as a “knock-out” function to identify weakness or potential perceived threats to a company unidentified by the quantitative modeling.

Lead portfolio manager David Harden, while working collaboratively with the entire investment team, makes the final decision on all buy/hold/sell decisions in the portfolio.

Though SGI only started managing the Fund in January 2017, since the previous shareholder letter dated August 31, 2016 through February 28, 2017, the Global Low Volatility Equity Fund (“the Fund”) returned 0.88%. As we move forward the Fund will be managed against the MSCI ACWI Index® (the “Index”). This is a free-float weighted equity index. It was developed with a base value of 100 as of December 31, 1987. It includes both emerging and developed world markets.

Since SGI took over management of the Fund on January 3, 2017 through February 28, 2017 the Fund returned 8.73% vs. 5.59% for the Index, thus outperforming the Index on an absolute basis by 3.14%. The current beta1 for the Fund, as of February 28, 2017 is 0.77, thus outperforming the index on a risk-adjusted return2 by 4.53%.

[1]

Beta attempts to measure relative market risk. A beta rating above 1.0 indicates greater volatility than the market. A beta rating below 1.0 indicates lower volatility than the market. The beta is calculated using sum of the current holdings, where each individual holdings’ beta is multiplied by the holdings’ weight in the Fund.

[2]	Risk-adjusted return is the return of the Index multiplied by the beta of the fund. This comparison is helpful when attempting to compare return with respect to the same risk.

2

SUMMIT GLOBAL INVESTMENTS

GLOBAL LOW VOLATILITY FUND

Semi-Annual Investment Adviser’s Report (concluded)
February 28, 2017

(Unaudited)

As managers of the Fund we must keep an eye on world events and markets. We believe that large market events are being driven more and more by world events than ever before. U.S. markets do not stand alone, isolated from the world. Global companies’ revenue and profits, business plans and investments, and ultimately success or failure is more correlated to global events than ever in history. As such, companies must be as strong or stronger, balance sheet wise, than the country in which they are headquartered.

In addition to global and political events, companies are unique in how each prepares, responds and survives the impact of such macro events and economic cycles. While some cycles may vary in length and events differ in impact, we believe, the Fund’s approach is warranted over full market cycles.

Our philosophy to navigate such markets is simple and consistent throughout up and down markets. We believe that being invested in a low volatility equity portfolio over full market cycles may provide lower price fluctuations, the potential for more consistent and reliable returns with smaller drawdowns, and adds increased diversification when combined with other investment strategies. Our approach considers each underlying company’s stock volatility, expected market return and how it correlates with other stocks within the portfolio, ultimately seeking to maximize return with an overall lower risk than a cap-weighted benchmark. The Fund seeks to outperform the Index over a full market cycle while reducing overall volatility.

Financial markets are always unpredictable, but there are several time-tested investment principles that may help put the odds in your favor. It is our sincere effort to follow such principles and seek to provide acceptable long-term, risk-adjusted returns.

While we remain optimistic about the opportunities within the global equity market, we remain focused on monitoring the risk of individual companies and the overall portfolio. During these times of continued uncertainty, we believe the Fund should provide access to market returns with less overall risk.

Sincerely,

Summit Global Investments, LLC

Mutual fund investing involves risk. Loss of principle is possible. A portfolio comprised of low volatility stocks may not produce investment exposure that has lower variability to changes in such stocks’ price levels. Investing in low volatility stocks may limit the Fund’s gains in rising markets. The Fund invests in foreign securities which involve political, economic and currency risks, greater volatility and differences in accounting methods.

Diversification does not assure a profit, nor does it protect against a loss in a declining market.

The MSCI ACWI Index® (the “Index”) captures large and mid cap representation across 23 Developed Markets (DM) and 23 Emerging Markets (EM) countries*. With 2,480 constituents, the index covers approximately 85% of the global investable equity opportunity set. It is not possible to invest directly with an index.

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Performance Data

February 28, 2017

(Unaudited)

Average Annual Total Returns for the Periods Ended February 28, 2017*
	Six Months†	One Year	Three Year	Five Year	Since Inception
Summit Global Investments Global Low Volatility Fund - Class I Shares**	0.88%	15.95%	0.48%	8.29%	18.32%
Russell 1000® Growth Index***††	9.15%	22.15%	10.47%	13.79%	17.70%
MSCI ACWI Index***††	7.76%	22.75%	5.37%	8.84%	13.43%

†	Not annualized.

††

The table reflects performance for the Russell 1000® Growth Index (the “Prior Benchmark”) and the MSCI ACWI Index (the “New Benchmark”). The Fund’s Adviser believes the New Benchmark is a more appropriate broad-based securities market index for performance comparison purposes than the Prior Benchmark based on the Fund’s holdings.

*	Returns for periods prior to January 3, 2017 were generated under the Management of the Fund’s former investment adviser.

**

The Fund operated as a series of Scotia Institutional Funds prior to the close of business on March 21, 2014 (the “Predecessor Fund”), at which time the Predecessor Fund was reorganized into the Scotia Dynamic U.S. Growth Fund a newly created series of The RBB Fund, Inc. The fiscal year end of the Predecessor Fund was September 30. The performance shown for periods prior to March 21, 2014 represents the performance for the Predecessor Fund. While the Predecessor Fund commenced operations on March 31, 2009, the Predecessor Fund began investing consistent with its investment objective on April 1, 2009. Effective January 3, 2017, the Scotia Dynamic U.S. Growth Fund changed its name to the Summit Global Investments Global Low Volatility Fund (the “Fund”). The performance data includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

***	Benchmark performance is from inception date of the Predecessor Fund only and is not the inception date of the benchmark itself.

Performance quoted is past performance and does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher. Returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Performance data current to the most recent month-end may be obtained by calling 1-888-572-0968.

The Fund applies a 2.00% redemption fee to the value of shares redeemed or exchanged within 60 days of purchase. This redemption fee is not reflected in the returns shown above. The performance data quoted reflects fee waivers in effect and would have been less in their absence.

The Fund’s total annual gross and net operating expenses, as stated in the current prospectus dated December 31, 2016, are 1.13% and 0.84%, respectively, of average daily net assets for Class I Shares. These ratios may differ from the actual expenses incurred by the Fund for the period covered by this report. The Fund’s investment adviser (the “Adviser”), has contractually agreed to waive management fees and/or reimburse certain expenses of the Fund through December 31, 2017 to the extent necessary to ensure that the Fund’s total annual operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) do not exceed 0.84% (on an annual basis) of Class I’s average daily net assets (the “Expense Limitation”). The Expense Limitation shall remain in effect until December 31, 2017, unless the Board of Directors of The RBB Fund, Inc. approves its earlier termination.

International investing is subject to special risks including, but not limited to, currency risk associated with securities denominated in other than the U.S. dollar, which may be affected by fluctuations in currency exchange rates, political, social or economic instability, and differences in taxation, auditing, and other financial practices.

The Russell 1000® Growth Index measures the performance of the large-cap growth segment of the U.S. equity universe. It includes those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values. The Index is constructed to provide a comprehensive and unbiased barometer for the large-cap growth segment. The index assumes the reinvestment of all dividends. The performance of an index assumes no transaction costs, taxes, management fees or other expenses.

The MSCI ACWI Index® (the “Index”) captures large and mid cap representation across 23 Developed Markets (DM) and 23 Emerging Markets (EM) countries*. With 2,480 constituents, the index covers approximately 85% of the global investable equity opportunity set. It is not possible to invest directly with an index.

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Fund Expense Examples

February 28, 2017

(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees, shareholder servicing fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the six-month period from September 1, 2016 through February 28, 2017 and held for the entire period.

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the accompanying table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees. Therefore, the second line of the accompanying table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transactional costs were included, your costs would have been higher.

	Class I Shares
	Beginning Account Value September 1, 2016	Ending Account Value February 28, 2017	Expenses Paid During Period*
Actual	$1,000.00	$1,008.80	$4.18
Hypothetical (5% return before expenses)	1,000.00	1,020.63	4.21

*

Expenses are equal to the Fund’s annualized six-month expense ratio of 0.84% for Class I Shares, which includes waived fees and reimbursed expenses, multiplied by the average account value over the period, multiplied by the number of days (181) in the most recent fiscal half-year, then divided by 365 to reflect the one-half year period. The Fund’s ending account value on the first line in the table is based on the actual six-month total investment return for the Fund as of February 28, 2017 of 0.88% for Class I Shares.

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Portfolio Holdings Summary Table

February 28, 2017

(Unaudited)

The following table presents a summary by sector of the portfolio holdings of the Fund:

Security Type & Sector Classification	% of Net Assets	Value
COMMON STOCKS:
Pharmaceuticals	15.1%	$ 3,617,001
Health Care Equipment & Supplies	6.8	1,625,732
Diversified Telecommunication Services	6.4	1,530,536
Aerospace & Defense	6.3	1,520,388
Household Products	4.5	1,086,491
Software	4.5	1,074,787
Hotels, Restaurants & Leisure	4.5	1,068,298
IT Services	4.3	1,018,688
Road & Rail	4.2	1,000,973
Banks	4.1	995,824
Wireless Telecommunication Services	4.1	994,554
Real Estate Investment Trusts	4.1	971,593
Transportation Infrastructure	2.3	559,332
Food Products	2.2	540,326
Insurance	2.2	527,809
Personal Products	2.2	527,754
Household Durables	2.2	525,906
Electric Utilities	2.2	525,844
Textiles, Apparel & Luxury Goods	2.2	521,299
Diversified Financial Services	2.2	521,117
Electrical Equipment	2.1	508,502
Food & Staples Retailing	2.1	507,859
Thrifts & Mortgage Finance	2.0	473,374
Capital Markets	1.9	460,224
Specialty Retail	1.8	434,565
SHORT-TERM INVESTMENTS	3.7	891,209
LIABILITIES IN EXCESS OF OTHER ASSETS	(0.2)	(47,809)
NET ASSETS	100.0%	$ 23,982,176

Portfolio holdings are subject to change at any time.

The accompanying notes are an integral part of the financial statements.

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Portfolio of Investments

February 28, 2017

(Unaudited)

	Number of Shares	Value
COMMON STOCKS - 96.5%
Aerospace & Defense — 6.3%
General Dynamics Corp.	2,750	$521,977
Raytheon Co.	3,330	513,320
United Technologies Corp.	4,310	485,091
		1,520,388
Banks — 4.1%
Banco de Chile, (Chile) ADR	6,960	502,373
Banco Santander Chile, (Chile) ADR	22,450	493,451
		995,824
Capital Markets — 1.9%
Thomson Reuters Corp.	10,880	460,224

Diversified Financial Services — 2.2%
Berkshire Hathaway, Inc.*	3,040	521,117

Diversified Telecommunication Services — 6.4%
BCE, Inc., (Canada)	11,180	487,895
KT Corp., (South Korea) ADR*	35,580	569,280
Nippon Telegraph & Telephone Corp., (Japan) ADR	11,180	473,361
		1,530,536
Electric Utilities — 2.2%
Duke Energy Corp.	6,370	525,844

Electrical Equipment — 2.1%
ABB Ltd., (Switzerland) ADR	22,550	508,502

Food & Staples Retailing — 2.1%
Wal-Mart Stores, Inc.	7,160	507,859

Food Products — 2.2%
McCormick & Co., Inc.	5,490	540,326

Health Care Equipment & Supplies — 6.8%
ResMed, Inc.	7,740	557,512
Stryker Corp.	4,120	529,667
Varex Imaging Corp.*	2,240	77,997
Varian Medical Systems, Inc.*	5,490	460,556
		1,625,732
Hotels, Restaurants & Leisure — 4.5%
McDonald's Corp.	4,120	525,918
Panera Bread Co.*	2,350	542,380
		1,068,298
Household Durables — 2.2%
Garmin Ltd., (Switzerland)	10,190	525,906

Household Products — 4.5%
Colgate-Palmolive Co.	7,550	550,999
Procter & Gamble Co., (The)	5,880	535,492
		1,086,491
Insurance — 2.2%
Chubb Ltd., (Switzerland)	3,820	527,809

IT Services — 4.3%
Infosys Ltd., (India) ADR	32,550	492,807
Visa, Inc.	5,980	525,881
		1,018,688
Personal Products — 2.2%
Estee Lauder Cos, Inc., (The)	6,370	527,754

Pharmaceuticals — 15.1%
Eli Lilly & Co.	6,470	535,781
GlaxoSmithKline PLC, (United Kingdon) ADR	12,450	516,426
Johnson & Johnson	4,220	515,726
Merck & Co., Inc.	8,140	536,182
Novartis AG, (Switzerland) ADR	6,570	513,577
Pfizer, Inc.	14,410	491,669
Sanofi, (France) ADR	11,770	507,640
		3,617,001
Real Estate Investment Trusts — 4.1%
Crown Castle International Corp.	300	28,059
Simon Property Group, Inc.	2,650	488,660
Tanger Factory Outlet Centers, Inc.	13,430	454,874
		971,593
Road & Rail — 4.2%
Canadian National Railway Co., (Canada)	7,060	492,576
Union Pacific Corp.	4,710	508,397
		1,000,973
Software — 4.5%
Adobe Systems, Inc.*	4,410	521,880
Check Point Software Technologies Ltd., (Israel)*	5,590	552,907
		1,074,787
Specialty Retail — 1.8%
AutoZone, Inc.*	590	434,565

Textiles, Apparel & Luxury Goods — 2.2%
NIKE, Inc.	9,120	521,299

Thrifts & Mortgage Finance — 2.0%
New York Community Bancorp, Inc.	30,980	473,374

Transportation Infrastructure — 2.3%
Grupo Aeroportuario del Pacifico SAB de CV, (Mexico) ADR	6,470	559,332

The accompanying notes are an integral part of the financial statements.

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Portfolio of Investments (Concluded)

February 28, 2017

(Unaudited)

	Number of Shares	Value
Wireless Telecommunication Services — 4.1%
China Mobile Ltd., (China) ADR	9,020	$498,445
NTT DOCOMO, Inc., (Japan) ADR	20,880	496,109
		994,554
TOTAL COMMON STOCKS
(Cost $22,074,084)		23,138,776
SHORT-TERM INVESTMENTS - 3.7%
Fidelity Investments Money Market Funds - Government Portfolio, 0.43%	891,209	891,209
TOTAL SHORT-TERM INVESTMENTS
(Cost $891,209)		891,209
TOTAL INVESTMENTS - 100.2%
(Cost $22,965,293)		24,029,985
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(47,809)
NET ASSETS - 100.0%		$23,982,176

*	Non-income producing security.

ADR American Depositary Receipt

PLC Public Limited Company

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by Summit Global Investments, LLC.

The accompanying notes are an integral part of the financial statements.

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Statement of Assets and Liabilities

February 28, 2017

(Unaudited)

ASSETS
Investments, at value (Cost $22,074,084)	$23,138,776
Short-term investments, at value (Cost $891,209)	891,209
Receivables for:
Dividends and interest	42,765
Due from Adviser	8,589
Capital shares sold	1,304
Prepaid and other expenses	25,191
Total assets	$24,107,834

LIABILITIES
Payables for:
Capital shares redeemed	$37,016
Transfer agent fees	25,375
Administration and accounting fees	20,008
Other accrued expenses and liabilities	43,259
Total liabilities	125,658
Net assets	$23,982,176

NET ASSETS CONSIST OF:
Par value	$954
Paid-in capital	27,445,633
Accumulated net investment income/(loss)	(451,868)
Accumulated net realized gain/(loss) from investments	(4,077,235)
Net unrealized appreciation/(depreciation) on investments	1,064,692
Net assets	$23,982,176

CLASS I SHARES
Net assets applicable to Class I Shares	$23,982,176
Shares outstanding ($0.001 par value, 100,000,000 shares authorized)	953,591
Net asset value, offering and redemption price per share	$25.15

The accompanying notes are an integral part of the financial statements.

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Statement of Operations

For the Six Months Ended February 28, 2017

(Unaudited)

INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $902)	$75,358
Interest	335
Total investment income	75,693

EXPENSES
Advisory fees (Note 2)	157,386
Administration and accounting services fees (Note 2)	37,963
Shareholder servicing fees	24,213
Custodian fees (Note 2)	21,606
Audit fees	12,210
Printing and shareholder reporting fees	9,050
Legal fees	7,603
Directors and officers fees	6,572
Transfer agent fees (Note 2)	4,257
Other expenses	32,317
Total expenses before waivers	313,177
Less: waivers (Note 2)	(109,621)
Net expenses after waivers	203,556
Net investment income/(loss)	(127,863)

NET REALIZED AND UNREALIZED GAIN/(LOSS) FROM INVESTMENTS
Net realized gain/(loss) from investments	4,595,988
Net change in unrealized appreciation/(depreciation) on investments	(6,158,451)
Net realized and unrealized gain/(loss) on investments	(1,562,463)
NET INCREASE/(DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,690,326)

The accompanying notes are an integral part of the financial statements.

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Statements of Changes in Net Assets

	For the Six Months Ended February 28, 2017 (Unaudited)	For the Year Ended August 31, 2016
INCREASE/(DECREASE) IN NET ASSET FORM OPERATIONS:
Net investment income/(loss)	$(127,863)	$(541,969)
Net realized gain/(loss) on investments	4,595,988	(8,186,732)
Net change in unrealized appreciation/(depreciation) on investments	(6,158,451)	3,135,496
Net increase/(decrease) in net assets resulting from operations	(1,690,326)	(5,593,205)

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Class I Shares
Net realized gains	—	(5,811,254)
Net decrease in net assets from dividends and distributions to shareholders	—	(5,811,254)

INCREASE IN NET ASSETS DERIVED FROM CAPITAL SHARE TRANSACTIONS:
Class I Shares
Proceeds from shares sold	2,173,557	23,276,767
Reinvestment of distributions	—	5,682,037
Shares redeemed	(40,879,654)	(24,723,652)
Redemption fees*	1,045	23,883
Net increase/(decrease) in net assets from capital shares transactions	(38,705,052)	4,259,035
Total increase/(decrease) in net assets	(40,395,378)	(7,145,424)

NET ASSETS:
Beginning of period	64,377,554	71,522,978
End of period	$23,982,176	$64,377,554
Accumulated net investment gain/(loss), end of period	$(451,868)	$(324,005)

INCREASE IN SHARES OUTSTANDING DERIVED FROM SHARE TRANSACTIONS:
Class I Shares
Shares sold	89,700	855,768
Shares reinvested	—	215,228
Shares redeemed	(1,718,680)	(1,016,582)
Net increase/(decrease) in shares outstanding	(1,628,980)	54,414

*

There is a 2.00% redemption fee to the value of shares redeemed within 60 days of purchase. The redemption fees are retained by the Fund for the benefit of the remaining shareholders and recorded as paid-in capital.

The accompanying notes are an integral part of the financial statements.

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Financial Highlights

Contained below is per share operating performance data for shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective periods. This information has been derived from information provided in the financial statements.

	Class I Shares
	For the Six Months Ended February 28, 2017 (Unaudited)		For the Year Ended August 31, 2016	For the Year Ended August 31, 2015	For the Eleven Months Ended August 31, 2014(1)(2)		For the Year Ended September 30, 2013	For the Year Ended September 30, 2012
Per Share Operating Performance
Net asset value, beginning of period	$24.93		$28.29	$27.64	$27.45		$22.45	$18.83
Net investment income/(loss)(3)	(0.06)		(0.19)	(0.21)	(0.20)		(0.14)	(0.16)
Net realized and unrealized gain/(loss) from investments	0.28		(1.25)	3.04	2.96		5.14	4.21
Net increase/(decrease) in net assets resulting from operations	0.22		(1.44)	2.83	2.76		5.00	4.05
Dividends and distributions to shareholders from:
Net investment income	—		—	—	—		—	—
Net realized gains	—		(1.93)	(2.18)	(2.57)		—	(0.50)
Total dividends and distributions to shareholders	—		(1.93)	(2.18)	(2.57)		—	(0.50)
Redemption fees added to paid-in capital(3)	—	(4)	0.01	— (4)	—		—	0.07
Net asset value, end of period	$25.15		$24.93	$28.29	$27.64		$27.45	$22.45
Total investment return(5)	0.88	%(6)	(5.44)%	11.49%	10.62	%(6)(7)	22.27%	22.31%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$23,982		$64,378	$71,523	$59,924		$55,737	$59,007
Ratio of expenses to average net assets with waivers and reimbursements	0.84	%(8)	0.84%	0.84%	0.84	%(8)	0.86%	0.95%
Ratio of expenses to average net assets without waivers and reimbursements	1.29	%(8)	1.13%	1.20%	1.13	%(8)	1.13%	1.25%
Ratio of net investment income/(loss) to average net assets	(0.53	)%(8)	(0.76)%	(0.77)%	(0.80	)%(8)	(0.63)%	(0.75)%
Portfolio turnover rate	161.97	%(6)	374.62%	297.13%	276.74	%(6)	345.12%	323.54%

(1)	The Fund changed its fiscal year end to August 31.
(2)

Effective as of the close of business on March 21, 2014, the Fund acquired all the assets and liabilities of the Dynamic U.S. Growth Fund (“Predecessor Fund”), a series of Scotia Institutional Funds. The financial highlights for the periods prior to that date reflect the performance of the Predecessor Fund.

(3)	The selected per share data was calculated based on average shares outstanding method for the period.
(4)	Amount represents less than $0.005 per share.
(5)

Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestments of dividends and distributions, if any.

(6)	Not annualized.
(7)

Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for the shareholder transactions.

(8)	Annualized.

The accompanying notes are an integral part of the financial statements.

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Notes to Financial Statements

February 28, 2017

(Unaudited)

1. Organization and Significant Accounting Policies

The RBB Fund, Inc. (“RBB” or the “Company”) was incorporated under the laws of the State of Maryland on February 29, 1988 and is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company. RBB is a “series fund,” which is a mutual fund divided into separate portfolios. Each portfolio is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one portfolio is not deemed to be a shareholder of any other portfolio. Currently, RBB has twenty-six active investment portfolios, including the Summit Global Investments Summit Global Low Volatility Fund (the “Fund”). The Fund is authorized to issue three classes of shares, Institutional Shares, Class I Shares and Class II Shares. As of February 28, 2017, Institutional Shares and Class II Shares were not yet being offered to the public.

RBB has authorized capital of one hundred billion shares of common stock of which 84.423 billion shares are currently classified into one hundred and seventy-one classes of common stock. Each class represents an interest in an active or inactive RBB investment portfolio.

The Dynamic U.S. Growth Fund (the “Predecessor Fund”), a series of Scotia Institutional Funds, transferred all of its assets and liabilities to the Fund in a tax-free reorganization (the “Reorganization”). The Reorganization occurred at the close of business on March 21, 2014. The Predecessor Fund commenced operations on March 31, 2009. As a result of the Reorganization, the performance and accounting history of the Predecessor Fund was assumed by the Fund. Performance and accounting information prior to the close of business on March 21, 2014 included herein is that of the Predecessor Fund. Effective January 3, 2017, the Fund changed its name from the Scotia Dyanmic U.S. Growth Fund to the Summit Global Investments Global Low Volatility Fund.

Portfolio Valuation – The Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter market are valued at their closing prices. If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Investments in other open-end investment companies, if any, are valued based on the NAV of those investment companies (which may use fair value pricing as discussed in their prospectuses). If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Direct investments in fixed income securities having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurements – The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

● Level 1	— quoted prices in active markets for identical securities;

● Level 2	— other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

● Level 3	— significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

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Notes to Financial Statements (Continued)

February 28, 2017

(Unaudited)

The following is a summary of the inputs used, as of February 28, 2017, in valuing the Fund’s investments carried at fair value:

	Total Value at February 28, 2017	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$23,138,776	$23,138,776	$—	$—
Short-Term Investments	891,209	891,209	—	—
Total Investments*	$24,029,985	$24,029,985	$—	$—

*	Please refer to Portfolio of Investments for further details.

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period. U.S. GAAP also requires the Fund to disclose amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the six months ended February 28, 2017, there were no transfers between Levels 1, 2 and 3 for the Fund.

Use of Estimates — The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be significant.

Investment Transactions, Investment Income and Expenses — The Fund records security transactions based on trade date for financial reporting purposes. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes in determining realized gains and losses on investments. Interest income is accrued when earned. Dividend income is recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Fund’s policy is to allocate investment income, expenses and unrealized and realized gains and losses among classes on a daily basis, when applicable. Expenses incurred on behalf of a specific class, fund or

14

SUMMIT GLOBAL INVESTMENTS

GLOBAL LOW VOLATILITY FUND

Notes to Financial Statements (Continued)

February 28, 2017

(Unaudited)

fund family of the Company are charged directly to the class, fund or fund family to each class of shares based upon the relative proportion of net assets of each class at the beginning of the day. Expenses incurred for all of the RBB funds (such as director or professional fees) are charged to all funds in proportion to their average net assets of RBB, or in such other manner as the Board deems fair or equitable. Expenses and fees, including investment advisory and administration fees, are accrued daily and taken into account for the purpose of determining the NAV of the Fund.

Dividends and Distributions to Shareholders — Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid at least annually to shareholders and recorded on ex-dividend date. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

U.S. Tax Status — No provision is made for U.S. income taxes as it is the Fund’s intention to qualify or continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.

Cash and Cash Equivalents — Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value.

Redemption Fees — The Fund imposes a redemption fee of 2.00% on redemptions/exchanges of Fund shares held less than 60 days. The fees are reflected on the Statements of Changes in Net Assets. The Fund reserves the right to modify or eliminate the redemption fee or any waivers of such fees at any time.

Other — In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

2. Investment Adviser and Other Services

Summit Global Investments, LLC (“Summit” or the “Adviser”) serves as the Fund’s investment adviser effective as of January 3, 2017. For its advisory services, the Adviser (and prior to January 3, 2017, the Funds’ former investment adviser) is entitled to receive an advisory fee calculated daily and paid monthly at an annual rate of 0.65% of the average daily net assets of the Fund.

The Adviser has contractually agreed to waive advisory fees and/or reimburse expenses through December 31, 2017 to the extent that Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.74%, 0.84% and 0.99% for Institutional Shares, Class I Shares and Class II Shares (Institutional Shares and Class II Shares have not commenced operations as of February 28, 2017). Prior to such date, this contractual agreement may only be terminated by the Board. The expenses that are excluded from the waiver could cause the net Total Annual Fund Operating Expenses to exceed 0.74%, 0.84% or 0.99%, as applicable. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement.

For the six months ended February 28, 2017, the Adviser and the Fund’s former investment adviser, in the aggregate, earned fees of $157,386 and waived fees of $109,621.

15

SUMMIT GLOBAL INVESTMENTS

GLOBAL LOW VOLATILITY FUND

Notes to Financial Statements (Continued)

February 28, 2017

(Unaudited)

As of February 28, 2017, the amount of the Adviser’s potential recovery was as follows:

Expiration
August 31, 2020
$37,246

BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”) served as administrator for the Fund through September 30, 2016. Effective October 1, 2016, U.S. Bancorp Fund Services, LLC (“USBFS”) serves as administrator for the Fund. For providing administrative and accounting services, USBFS is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

In addition, BNY Mellon served as the Fund’s transfer and dividend disbursing agent through November 18, 2016. Effective November 19, 2016, USBFS serves as the Fund’s transfer and dividend disbursing agent. For providing transfer agent services, USBFS is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

The Bank of New York Mellon provided certain custodial services to the Fund through November 18, 2016. Effective November 19, 2016, U.S. Bank, N.A. (the “Custodian”) provides certain custodial services to the Fund. The Custodian is entitled to receive a monthly fee, subject to certain minimum and out of pocket expenses.

Foreside Funds Distributors, LLC served as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB through November 18, 2016. Effective November 19, 2016, Quasar Distributors, LLC serves as the principal underwriter and distributor of the Fund’s shares pursuant to a Distribution Agreement with RBB.

3. Shareholder Servicing Plan

The Fund has adopted Shareholder Services Plans for the Class I and Class II Shares. Under the Shareholder Services Plans, the Fund may pay service fees to firms that provide shareholder services, such as responding to shareholder inquiries and assisting shareholders with their accounts, not exceeding ten basis points (0.10%) and twenty-five basis points (0.25%), respectively, of the Fund’s average daily net assets attributable to Class I Shares and Class II Shares.

4. Director’s and Officer’s Compensation

The Directors of the Company receive an annual retainer and meeting fees for meetings attended. The aggregate remuneration paid to the Directors by the Fund during the period ended February 28, 2017 was $3,746. Employees of Vigilant Compliance, LLC serve as President, Chief Compliance Officer and Assistant Treasurer of the Company. Vigilant Compliance, LLC is compensated for the services provided to the Company. An employee of RBB serves as Treasurer and Secretary, and is compensated for services provided. Certain employees of USBFS serve as officers of the Company. They are not compensated by the Fund or the Company. For the period ended February 28, 2017, the Fund paid $2,826 in officer fees.

5. Purchases and Sales of Investment Securities

For the six months ended February 28, 2017, aggregate purchases and sales of investment securities (excluding short-term investments) of the Fund were as follows:

Purchase	Sales
$ 73,274,134	$ 108,543,222

16

SUMMIT GLOBAL INVESTMENTS

GLOBAL LOW VOLATILITY FUND

Notes to Financial Statements (Continued)

February 28, 2017

(Unaudited)

6. Federal Income Tax Information

The Fund has followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Fund to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Fund is subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.

As of February 28, 2017, the federal tax cost and aggregate gross unrealized appreciation and depreciation of securities held by the Fund were as follows*:

Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation)
$22,965,293	$1,187,606	$(122,914)	$1,064,692

*	Because tax adjustments are calculated annually at the end of the Fund’s fiscal year, the above table does not reflect tax adjustments for the current fiscal year.

Distributions to shareholders, if any, from net investment income and realized gains are determined in accordance with federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification.

The following permanent differences as of August 31, 2016, primarily attributable to short-term capital gains netted against net operating loss, were reclassified among the following accounts:

Undistributed Net Investment Income	Accumulated Net Realized Gain/(Loss)	Paid-In Capital
$217,964	$3	$(217,967)

As of August 31, 2016, the components of distributable earnings on a tax basis were as follows:

Capital Loss Carryforwards	Net Unrealized Appreciation/ (Depreciation)	Qualified Late-Year Losses
$(319,048)	$7,162,020	$(8,617,057)

The differences between the book and tax basis components of distributable earnings relate primarily to the timing of recognition of income and gains for federal income tax purposes. Short-term and foreign currency gains are reported as ordinary income for federal income tax purposes.

The tax character of dividends and distributions paid during the fiscal year ended August 31, 2016 was as follows:

Ordinary Income	Long-Term Gains	Total
$1,608,803	$4,202,451	$5,811,254

17

SUMMIT GLOBAL INVESTMENTS

GLOBAL LOW VOLATILITY FUND

Notes to Financial Statements (Concluded)

February 28, 2017

(Unaudited)

Pursuant to federal income tax rules applicable to regulated investment companies, the Fund may elect to treat certain capital losses between November 1 and August 31 and late year ordinary losses ((i) ordinary losses between January 1 and August 31, and (ii) specified ordinary and currency losses between November 1 and August 31) as occurring on the first day of the following tax year. For the year ended August 31, 2016, any amount of losses elected within the tax return will not be recognized for federal income tax purpose until September 1, 2016.

For the fiscal year ended August 31, 2016, the Fund deferred to September 1, 2016, the following losses:

Late-Year Ordinary Loss Deferral	Short-Term Capital Loss Deferral	Long-Term Capital Gain Deferral
$324,005	$9,289,827	$(996,775)

Accumulated capital losses represent net capital loss carry forwards as of August 31, 2016 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. Under the Regulated Investment Company Modernization Act of 2010, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law. As of August 31, 2016, the Fund had short-term capital loss carryforwards of $319,048.

7. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there was the following subsequent event:

Effective March 24, 2017, subsequent to the end of the reporting period, shareholders of the Fund approved the new investment advisory agreement (the “New Advisory Agreement”) between the Company and Summit Global Investments, LLC (“Summit”), pursuant to which Summit now serves as the investment adviser to the Fund. The Fund paid 0.65% of its average daily net assets to Summit under an interim investment advisory agreement, and under the New Advisory Agreement will pay 0.70%.

18

SUMMIT GLOBAL INVESTMENTS

GLOBAL LOW VOLATILITY FUND

Other Information

(Unaudited)

Proxy Voting

Policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities as well as information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 are available without charge, upon request, by calling (888) 572-0968 and on the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Quarterly Portfolio Schedules

The Company files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended November 30 and May 31) on Form N-Q. The Company’s Form N-Q will be available on the SEC website at http://www.sec.gov and may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. Information on the operation of the SEC Public Reference Room may be obtained by calling (800) SEC-0330.

Approval of Interim and New Advisory Agreements

As required by the 1940 Act, the Board, including a majority of the Directors who are not “interested persons” of the Company, as that term is defined in the 1940 Act (the “Independent Directors”, considered the approval of an interim advisory agreement between the Company and Summit (the “Interim Advisory Agreement”) and a new investment advisory agreement between the Company and Summit (the “New Advisory Agreement” and, together with the Interim Advisory Agreement, the “Advisory Agreements”) at a meeting of the Board held on November 17, 2016 (the “Meeting”). At the Meeting, the Board, including all of the Independent Directors approved the Advisory Agreements. In approving the Advisory Agreements, the Board considered information provided by Summit with the assistance and advice of counsel to the Independent Directors of the Company.

In considering the approval of the Advisory Agreements, the Board considered that Summit has demonstrated its abilities as an investment adviser while serving as an investment adviser to two other series of the Company. In addition, the Board considered that the material terms of the New Advisory Agreement are substantially similar to those of the Fund’s prior advisory agreement (the “Prior Advisory Agreement”) but that the advisory fee rate would increase from 0.65% of daily net assets to 0.70%. The Board also considered the presentation by Summit and information received at or prior to its November 17, 2016 meeting.

In deciding to approve the Advisory Agreements, the Board did not identify any single factor or group of factors as all important or controlling and considered all factors together. Moreover, not every factor was given the same weight by each Director. The material factors and conclusions that formed the basis for the Board’s determination are described below.

During the course of its deliberations, the Board, including all of the Independent Directors, reached the following conclusions regarding Summit, among others:

●

Services to be Rendered by Summit. The services to be performed by Summit under the Advisory Agreements are substantially the same as the services performed by the Fund’s former investement adviser under its current advisory agreement, and will be adequate and appropriate.

●

Investment Advisory Fees. While the fees payable by the Fund under the New Advisory Agreement will be higher than the fees paid by the Fund under the current advisory agreement, the advisory fee rate was lower than the median of comparable mutual funds.

19

SUMMIT GLOBAL INVESTMENTS

GLOBAL LOW VOLATILITY FUND

Other Information (Continued)

(Unaudited)

●

Total Expense Ratio. The expense ratio of the Fund is expected to be the same under the Advisory Agreements. Summit has contractually agreed to waive management fees and reimburse expenses through December 31, 2017 to the extent that Total Annual Fund Operating Expenses (excluding acquired fund fees and expenses, taxes, extraordinary expenses, brokerage commissions and interest) exceed 0.84% of the Fund’s average daily net assets attributable to Class I Shares, the only share class currently in operation.

In considering the nature, extent and quality of the services to be provided by Summit, the Directors considered oral and written reports describing the portfolio management, shareholder communication and servicing, prospective shareholder assistance and regulatory compliance services proposed to be provided by Summit to the Fund. The Directors also considered the fact that Summit has not experienced any significant legal, compliance or regulatory difficulties. Based on the information provided and the Directors’ prior experience with Summit, the Directors concluded that the nature and extent of the services that Summit will provide under the Advisory Agreements, as well as the quality of those services, would be satisfactory. In concluding that the advisory fees payable by the Fund were reasonable, the Directors reviewed reports comparing the Fund’s expense ratio and advisory fee paid by the Fund to those of other comparable mutual funds and concluded that the advisory fee to be paid by the Fund under the Advisory Agreements and the Fund’s expected expense ratio were within the range of comparable mutual funds.

In considering the overall fairness of the New Advisory Agreement, the Directors assessed the degree to which economies of scale that would be expected to be realized if the Fund’s assets increase, whether the Fund was large enough to generate economies of scale, as well as the extent to which fee levels would reflect those economies of scale for the benefit of the Fund’s shareholders. The Directors noted that the Fund’s advisory fee structure did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the feasibility of incorporating breakpoints would continue to be reviewed on a regular basis. The Directors determined that the fee schedules in the Advisory Agreements are reasonable and appropriate.

The Directors also reviewed information regarding the investment performance of a similarly managed account of Summit. After considering all of the information, the Directors concluded that, although past performance is not a guarantee of future results, the Fund and its shareholders were likely to benefit from Summit’s investment management services. Finally, in addition to the above factors, the Directors also discussed other benefits received by Summit from its management of the Fund, including, without limitation, possible soft dollar benefits and the ability to market its advisory services for similar products in the future. The Directors reviewed reports discussing the manner in which portfolio transactions for the Fund would be conducted, including the use of soft dollars. Based on these reports, the Directors concluded that the research obtained by Summit would be beneficial to the Fund and that Summit would execute the Fund’s portfolio transactions in a manner designed to obtain best execution for the Fund.

After reviewing the information regarding the Fund’s costs, profitabilities and economies of scale, and after considering Summit’s proposed services, the Directors concluded that the investment advisory fees to be paid by the Fund were fair and reasonable and that (i) the Interim Advisory Agreement should for a term ending upon the earlier of May 31, 2017 or the date upon which shareholder approval of the New Advisory Agreement is obtained and (ii) the New Advisory Agreement should be approved, subject to shareholder approval, for an initial term ending August 31, 2017.

20

SUMMIT GLOBAL INVESTMENTS

GLOBAL LOW VOLATILITY FUND

Other Information (Concluded)

(Unaudited)

Special Meeting of Shareholders

A special meeting of shareholders (the “Special Meeting”) of the Summit Global Investments Global Low Volatility Fund (the “Fund”) was scheduled for February 28, 2017, and then adjourned to March 21, 2017 and then March 24, 2017. At the Special Meeting, shareholders voted on one proposal – the approval of an investment advisory agreement between Summit Global Investments, LLC and The RBB Fund, Inc., on behalf of the Fund. Further details regarding the proposal and the Special Meeting are contained in a definitive proxy statement filed with the Securities and Exchange Commission on January 24, 2017.

At the Special Meeting, the proposal was approved by shareholders of the Fund as follows:

	Number of Votes For	Number of Votes Against	Number of Votes Abstain
Proposal	449,352	74,519	96,578

21

Investment Adviser

Summit Global Investments, LLC
620 South Main Street
Bountiful, UT 84010

Administrator and Transfer Agent

U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201

Principal Underwriter

Quasar Distributors, LLC
777 East Wisconsin Avenue, Floor 6
Milwaukee, WI 53202

Custodian

U.S. Bank, N.A.
1555 North Rivercenter Drive, Suite 302
Milwaukee, WI 53212

Independent Registered Public Accounting Firm

BBD LLP
1835 Market Street, Floor 26
Philadelphia, PA 19103

Legal Counsel

Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103-6996

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a)	Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive and Principal Financial Officers have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		The RBB Fund, Inc.

By (Signature and Title)*		/s/ Salvatore Faia
Salvatore Faia, President
(principal executive officer)

Date	5/2/2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Salvatore Faia
Salvatore Faia, President
(principal executive officer)

Date	5/2/2017

By (Signature and Title)*		/s/ James Shaw
James Shaw, Treasurer
(principal financial officer)

Date	5/2/2017

*	Print the name and title of each signing officer under his or her signature.